AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2008
File No. 033-45671
File No. 811-06557

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 76	☑

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐
AMENDMENT NO. 78	☑
RIDGEWORTH FUNDS (formerly, STI Classic Funds)

(Exact Name of Registrant as Specified in Charter)
101 Federal Street
Boston, Massachusetts 02110

(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: 1-888-784-3863
Julia R. Short, President
RidgeWorth Funds
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

(Name and Address of Agent for Service)

Copies to:
Richard W. Grant, Esquire	W. John McGuire, Esquire	Cynthia Surprise
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP	Senior Vice President
One Oxford Centre	1111 Pennsylvania Avenue, NW	Citi Fund Services Ohio, Inc.
Pittsburgh, PA 15219-6401	Washington, DC 20004	100 Summer St. — Suite 1500 Boston, MA 02110
It is proposed that this filing become effective (check appropriate box):
☐     Immediately upon filing pursuant to paragraph (b)
☑     On August 1, 2008 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On [date] pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RidgeWorth Institutional
Money Market Funds
Institutional &
Corporate Trust Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Institutional Money Market Funds

Subadviser: StableRiver Capital Management LLC
•	Institutional Cash Management Money Market Fund

•	Institutional Municipal Cash Reserve Money Market Fund

•	Institutional U.S. Government Securities Money Market Fund

•	Institutional U.S. Treasury Securities Money Market Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional and Corporate Trust Shares of the Institutional Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	Institutional Cash Management Money Market Fund

5	Institutional Municipal Cash Reserve Money Market Fund

8	Institutional U.S. Government Securities Money Market Fund

11	Institutional U.S. Treasury Securities Money Market Fund

14	More Information About Risk

15	More Information About Fund Investments

15	Third-Party Ratings

15	Information About Portfolio Holdings

15	Management

17	Purchasing and Selling Fund Shares

20	Market Timing Policies and Procedures

21	Distribution of Fund Shares

21	Dividends and Distributions

21	Taxes

23	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

                    1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Institutional Cash Management Money Market Fund	Institutional Shares	10/25/95	CICXX	76628T264

Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	8/2/05	CMRXX	76628T256
Institutional U.S. Government Securities Money Market Fund	Institutional Shares	8/1/94	CRGXX	76628T249

Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	12/12/96	CIUXX	76628T231

Institutional U.S. Treasury Securities Money Market Fund	Corporate Trust Shares	6/2/99	—	76628T223

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser and the Subadviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2    Institutional Money Market Funds

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments

Principal Investment Strategy	Attempts to increase income without adding undue risk

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

 Institutional Money Market Funds    3

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.63%	0.21%
(12/31/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.55%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

	1 Year	5 Years	10 Years

Fund	5.15%	3.06%	3.81%

iMoneyNet, Inc. First Tier Institutional Average	4.95%	2.88%	3.57%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutional Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

4    Institutional Money Market Funds

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Institutional Shares
Investment Advisory Fees	0.12%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.17%

[1]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.17%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

 Institutional Money Market Funds    5

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Fund Summary

Investment Goal	High current interest income exempt from federal income taxes, while preserving capital and liquidity

Investment Focus	Municipal money market instruments

Principal Investment Strategy	Attempts to increase income without adding risk by analyzing credit quality

Investor Profile	Conservative investors who want to receive current tax-exempt income from their investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Institutional Municipal Cash Reserve Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Restricted securities may increase the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

6    Institutional Money Market Funds

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
0.90%	0.71%
(6/30/07)	(3/31/06)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.08%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
	1 Year	Inception*

Fund	3.51%	3.26%

iMoneyNet, Inc. Tax-Free Institutional Average	3.28%	2.95%

*	Since inception of the Institutional Shares on August 2, 2005. Benchmark returns since July 31, 2005 (benchmark returns available only on a month end basis).

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Institutional Average is a widely recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

 Institutional Money Market Funds    7

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Institutional Shares
Investment Advisory Fees	0.15%
Other Expenses	0.07%

Acquired (Underlying) Fund Fees and Expenses[1]	0.03%

Total Annual Operating Expenses	0.25%
Fee Waivers and Expense Reimbursements[2]	(0	.02)%

Net Operating Expenses	0.23%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expense would be 0.20% for Institutional Shares.

[2]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year*	3 Years	5 Years	10 Years

$24	$78	$139	$316

*	Without waivers and reimbursements, Year 1 costs would be $26.

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

8    Institutional Money Market Funds

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Fund Summary

Investment Goal	High current income to the extent consistent with the preservation of capital and the maintenance of liquidity

Investment Focus	U.S. Treasury and government agency securities, and repurchase agreements

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

For further information about these and other risks, see “More Information About Risk.”

 Institutional Money Market Funds    9

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.59%	0.20%
(12/31/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.36%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Government Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

	1 Year	5 Years	10 Years

Fund	5.00%	2.97%	3.70%

iMoneyNet, Inc. Government Institutional Average	4.58%	2.70%	3.39%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of institutional money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

10    Institutional Money Market Funds

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Institutional Shares
Investment Advisory Fees	0.15%
Other Expenses	0.04%

Total Annual Operating Expenses[1]	0.19%

[1]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

 Institutional Money Market Funds    11

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments issued and guaranteed by the U.S. Treasury

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest exclusively in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For further information about these and other risks, see “More Information About Risk.”
Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.57%	0.17%
(12/31/00)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.04%.

12    Institutional Money Market Funds

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Treasury & Repo Institutional Average and the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

				Since
	1 Year	5 Years	10 Years	Inception*

Institutional Shares	4.77%	2.87%	3.57%	NA

Corporate Trust Shares	4.51%	2.64%	NA	3.10%

iMoneyNet, Inc. Treasury & Repo Institutional Average**	4.53%	2.63%	3.35%	3.11%

iMoneyNet, Inc. Treasury & Repo Retail Average	4.12%	2.32%	3.04%	2.81%

*	Since inception of the Corporate Trust Shares on June 2, 1999. Benchmark returns since May 31, 1999 (benchmark returns available only on a month end basis).

**	Effective June 30, 2008 the Fund transitioned its average from iMoneyNet, Inc. Treasury & Repo Retail Average to iMoneyNet, Inc. Treasury & Repo Institutional Average to better reflect the Fund’s investment strategy.

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Institutional Average is a widely-recognized composite of money market funds that includes only institutional government funds that hold 100 percent in U.S. Treasuries and repurchase agreements backed by these securities. The number of funds in the Average varies. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

 Institutional Money Market Funds    13

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Institutional Shares	Corporate Trust Shares

Investment Advisory Fees	0.14%	0.14%
Other Expenses	0.04%	0	.29%[1]

Total Annual Operating Expenses[2]	0.18%	0.43%

[1]	Other Expenses include a 0.25% shareholder servicing fee.

[2]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% and 0.45% in the Institutional and Corporate Trust Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$58	$101	$230
Corporate Trust Shares	$44	$138	$241	$542

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

14

MORE INFORMATION ABOUT RISK

More Information About Risk

Credit Risk

Institutional Cash Management Money Market Fund

The possibility that an issuer will be unable to make timely payments of either principal or interest.

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Foreign Security Risk

Institutional Cash Management Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed Securities Risk

Institutional Cash Management Money Market Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgages. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Municipal Issuer Risk

Institutional Municipal Cash Reserve
  Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund’s municipal securities. Constitutional or legislative

                    15

MORE INFORMATION ABOUT FUND INVESTMENTS

limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other money market mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Third-Party Ratings

Fund	S&P1	Moody’s2	NAIC[3]

Institutional Cash Management Money Market Fund	AAAm	Aaa	Class 1Approved

Institutional Municipal Cash Reserve Money Market Fund	AAAm	Aaa	Class 1 Approved

Institutional U.S. Government Securities Money Market Fund	AAAm	Aaa	Exempt[4] Approved

Institutional U.S. Treasury Securities Money Market Fund	AAAm	Aaa	Exempt[4] Approved

[1]	Standard & Poor’s Ratings Services

[2]	Moody’s Investors Service

[3]	National Association of Insurance Commissioners

[4]	U.S. Direct Obligations/Full Faith and Credit Exempt

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadviser must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser

16

MANAGEMENT

registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Funds. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Institutional Cash Management Money Market Fund	0.12%
Institutional Municipal Cash Reserve Money Market Fund	0.14%
Institutional U.S. Government Securities Money Market Fund	0.15%
Institutional U.S. Treasury Securities Money Market Fund	0.15%

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep total operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2011, total annual operating expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The following breakpoints are used in computing the advisory fee for all Funds:

Average Daily Net Assets	Discount From Full Fee

First $1 billion	None – Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Fund’s asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Institutional Cash Management Money Market Fund	0.13%
Institutional U.S. Treasury Securities Money Market Fund	0.15%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this Prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Investment Subadviser

StableRiver Capital Management LLC (“StableRiver”)
50 Hurt Plaza, Suite 1300, Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2008, StableRiver had approximately $33.7 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the

                    17

PURCHASING AND SELLING FUND SHARES

name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2008.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Institutional and Corporate Trust Shares of the Funds.

How to Purchase Fund Shares

Institutional Shares

The Funds offer Institutional Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

•	assets of a bona fide trust, or

•	assets of a business entity possessing a tax identification number.

Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares.

Corporate Trust Shares

The Fund offers Corporate Trust Shares only to accounts of various financial intermediaries with whom the Fund has certain agreements (“Intermediaries”). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) the Intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). RidgeWorth Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open and the Fed is open for settlement even if the NYSE is closed.

Each Fund (except the Institutional Cash Management Money Market Fund) calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). The Institutional Cash Management Money Market Fund calculates its NAV at 5:00 p.m. Eastern Time.

For you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.

Fund	Time (Eastern Time)

Institutional Municipal Cash Reserve Money Market Fund	10:30 a.m.
Institutional U.S. Government Securities Money Market Fund	3:00 p.m.
Institutional U.S. Treasury Securities Money Market Fund	3:00 p.m.
Institutional Cash Management Money Market Fund	5:00 p.m.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

18

PURCHASING AND SELLING FUND SHARES

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase and sale orders to your institution or intermediary at an earlier time for your transaction to become effective that day. This allows your institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase or sell fund shares, including specific order entry cut-off times, please contact your institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Subadviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

Minimum Purchases

To purchase Institutional Shares for the first time, you must invest at least $5,000,000 for the Institutional Municipal Cash Reserve Money Market Fund and $10,000,000 for the other Funds. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. A Fund may accept investments of smaller amounts at its discretion.

In-Kind Purchases

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

Customer Identification

Foreign Investors

The Funds do not generally accept investments in Institutional Shares or Corporate Trust Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow the Funds to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the

                    19

PURCHASING AND SELLING FUND SHARES

missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting the Funds. If you are a customer of a financial institution or intermediary, you must contact that institution or intermediary directly for information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. Holders of Corporate Trust Shares may sell shares on any Business Day by contacting their Intermediary. The Intermediary will provide information about how to sell shares including any specific cut-off times required. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Redemption orders must be received by the Funds on a Business Day before 10:30 a.m., Eastern Time for the Institutional Municipal Cash Reserve Money Market Fund, before 3:00 p.m., Eastern Time for the Institutional U.S. Government Securities Money Market Fund and the Institutional U.S. Treasury Securities Money Market Fund and before 5:00 p.m. Eastern Time for the Institutional Cash Management Money Market Fund. Orders received after these times will be executed the following Business Day.

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;
•	sent to an address or bank account other than the address or bank account of record; or
•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

20

MARKET TIMING POLICIES AND PROCEDURES

Other documentation may be required depending on the registration of the account.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Receiving Your Money

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

Redemptions In Kind

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and
•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds’ investments, and money market instruments in general, and the Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result,

                    21

DISTRIBUTION OF FUND SHARES

the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Shareholder Servicing Plan

The Institutional U.S. Treasury Securities Money Market Fund’s Shareholder Servicing Plan permits the Corporate Trust Shares to pay banks, broker-dealers or other financial institutions for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of the Corporate Trust Shares. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of another RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.

22

TAXES

Shareholders of the Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.

The Institutional Municipal Cash Reserve Money Market Fund intends to distribute federally tax-exempt income. This Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable. This Fund expects to pay “exempt interest dividends” that are generally excludable from an investor’s gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for the Institutional Municipal Cash Reserve Money Market Fund, the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the Statement of Additional Information.

 23

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

															Ratio of
															Expenses to
			Net									Ratio of	Ratio of		Average
			Realized									Net	Net		Net Assets
			and			Distributions		Net				Expenses	Investment		(Excluding
	Net Asset		Unrealized		Dividends	from	Total	Asset				to	Income to		Waivers,
	Value,	Net	Gain		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average		Reimbursements,
	Beginning	Investment	(Loss) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net		and Expense
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)		Offset)(2)

Institutional Cash Management Money Market Fund
Institutional Shares
Year Ended March 31, 2008	$1.00	$0.05	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.75	%*	$4,095,460	0.16%	4.62	%*	0.17%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.17		3,829,060	0.16	5.06		0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.62		2,975,521	0.17	3.60		0.19
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43		2,591,527	0.19	1.71		0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.86		2,368,849	0.25	0.86		0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.46		2,985,750	0.25	1.45		0.29

Institutional Municipal Cash Reserve Money Market Fund

Institutional Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.26		131,163	0.20	3.06		0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.42		116,482	0.20	3.35		0.23
Period Ended March 31, 2006(4)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79		125,982	0.19	2.78		0.23

Institutional U.S. Government Securities Money Market Fund

Institutional Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.54		2,387,698	0.18	4.15		0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.04		889,213	0.19	4.93		0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.51		951,775	0.21	3.48		0.21
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.36		894,653	0.25	1.63		0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.82		858,260	0.27	0.82		0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40		1,040,066	0.26	1.39		0.29

24

FINANCIAL HIGHLIGHTS

													Ratio of
													Expenses to
			Net								Ratio of	Ratio of	Average
			Realized								Net	Net	Net Assets
			and			Distributions		Net			Expenses	Investment	(Excluding
	Net Asset		Unrealized		Dividends	from	Total	Asset			to	Income to	Waivers,
	Value,	Net	Gain		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements,
	Beginning	Investment	(Loss) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)

Institutional U.S. Treasury Securities Money Market Fund

Institutional Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.09	1,818,974	0.18	3.73	0.18
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.31	697,095	0.25	1.62	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	420,948	0.26	0.71	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30	653,340	0.26	1.23	0.29

Corporate Trust Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.83	1,329,198	0.43	3.76	0.43
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.14	1,825,373	0.44	1.38	0.45
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.57	1,378,551	0.46	0.51	0.49
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.10	1,298,910	0.46	1.05	0.49

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds. The Funds changed fiscal year end from May 31 to March 31.

(4)	Commenced operations on August 2, 2005.

*	During the period ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the total return and ratio of net investment income to average net assets would have been 3.65% and 4.52%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com
Investment Subadviser:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta, GA 30303
stableriver.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services
1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

401(k) Plan Prospectus
RidgeWorth Funds for the SunTrust 401(k) Plan August 1, 2008
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	Equity Funds

2	Aggressive Growth Stock Fund

5	International Equity Index Fund

8	Large Cap Core Equity Fund

11	Large Cap Growth Stock Fund

14	Large Cap Value Equity Fund

17	Mid-Cap Core Equity Fund

20	Small Cap Growth Stock Fund

23	Fixed Income Funds

23	Investment Grade Bond Fund

26	Seix High Yield Fund

29	Short-Term Bond Fund

32	Money Market Fund

32	Prime Quality Money Market Fund

35	More Information About Risk

39	More Information About Fund Investments

39	Information About Portfolio Holdings

39	Management

45	Purchasing and Selling Fund Shares

49	Market Timing Policies and Procedures

50	Distribution of Fund Shares

51	Dividends and Distributions

51	Taxes

52	Financial Highlights

Inside Back Cover	Privacy Policy

As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.

RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

August 1, 2008

                      1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Equity Funds
Aggressive Growth Stock Fund	I Shares	2/23/2004	SCATX	76628R102
International Equity Index Fund	I Shares	6/6/1994	SIEIX	76628R813
Large Cap Core Equity Fund	I Shares	9/26/1992	CRVAX	76628R771
Large Cap Growth Stock Fund	I Shares	7/1/1992	STCAX	76628R748
Large Cap Value Equity Fund	I Shares	2/12/1993	STVTX	76628R672
Mid-Cap Core Equity Fund	I Shares	2/2/1994	SAGTX	76628R649
Small Cap Growth Stock Fund	I Shares	10/8/1998	SSCTX	76628R516
Fixed Income Funds
Investment Grade Bond Fund	I Shares	7/16/1992	STIGX	76628T876
Seix High Yield Fund	I Shares	10/11/2004	SAMHX	76628T645
Short-Term Bond Fund	I Shares	3/15/1993	SSBTX	76628T611
Money Market Fund
Prime Quality Money Market Fund	I Shares	6/8/1992	SQTXX	76628T389

*	The performance included under “Performance Information” may include the performance of predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser or the Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or the Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2          Equity Funds

AGGRESSIVE GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks of multi-cap growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

Investor Profile	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

Subadviser	Zevenbergen Capital Investments LLC

Investment Strategy

Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

     Equity Funds          3

AGGRESSIVE GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.54%	–7.57%
(6/30/07)	(3/31/05)

*	The performance information above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.66%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell 3000® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	Since Inception*

Aggressive Growth Stock Fund	23.12%	10.82%

Russell 3000® Growth Index (reflects no deduction for fees or expenses)	11.40%	7.88%

*	Since inception of the I Shares on February 23, 2004.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4          Equity Funds

AGGRESSIVE GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.10%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	1.16%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

     Equity Funds          5

INTERNATIONAL EQUITY INDEX FUND

Fund Summary

Investment Goal	Investment results that correspond to the performance of the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investment Focus	Foreign equity securities in the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Share Price Volatility	High

Principal Investment Strategy	Statistical analysis to track the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of passively managed international stocks

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Subadviser chooses companies included in the MSCI® EAFE® Index (GDP Weighted) Net Dividend, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year end.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Subadviser may not be able to match the performance of the Fund’s benchmark.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

6          Equity Funds

INTERNATIONAL EQUITY INDEX FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
21.26%	–20.53%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.25%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia and Far East – Gross Domestic Product (MSCI ® EAFE ® Index (GDP Weighted), Net Dividend and the MSCI ® EAFE ® Index (GDP Weighted), Price Only. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
International Equity Index Fund	12.17%	22.19%	9.39%

MSCI® EAFE® Index (GDP Weighted) Net Dividend* (reflects no deduction for fees, expenses or taxes)	12.88%	23.43%	10.14%

MSCI® EAFE® Index (GDP Weighted) Price Only (reflects no deduction for fees, expenses or taxes)	10.35%	20.78%	8.24%

*	Effective March 31, 2008, the Fund transitioned its benchmark index from the MSCI® EAFE® Index (GDP Weighted) Price Only to the MSCI® EAFE® Index (GDP Weighted) Net Dividend in order to better reflect the Fund’s receipt of dividends from the securities it holds.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI® EAFE® Index (GDP Weighted) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed counties. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect of the market capitalization of the various companies operating in each country. The MSCI® EAFE® Index (GDP Weighted) Net Dividend measures the market performance including both price performance and income from dividend payments. The MSCI® EAFE® Index (GDP Weighted) Price Only measures only the price performance of the market.

     Equity Funds          7

INTERNATIONAL EQUITY INDEX FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.49%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses[1]	0.01%

Total Annual Operating Expenses[2]	0.60%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses, the Total Annual Operating Expenses would be 0.59% for I Shares.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

8          Equity Funds

LARGE CAP CORE EQUITY FUND

Fund Summary

Investment Goals
Primary	Long-term capital appreciation
Secondary	Current income

Investment Focus	Equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

Investor Profile	Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2008, the market capitalization range of companies in the S&P 500 Index was between approximately $805 million and $465 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

     Equity Funds          9

LARGE CAP CORE EQUITY FUND

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
16.41%	–18.44%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –14.09%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500 Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Large Cap Core Equity Fund	1.18%	13.71%	6.92%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	12.83%	5.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

10          Equity Funds

LARGE CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.81%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.86%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

     Equity Funds          11

LARGE CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	U.S. common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need to receive income on their investment

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $767 million and $465 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

12          Equity Funds

LARGE CAP GROWTH STOCK FUND

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
22.93%	–14.98%
(12/31/98)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.20%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000 ® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Large Cap Growth Stock Fund	15.56%	9.66%	5.15%

Russell 1000® Growth Index (reflects no deduction for fees or expenses)	11.81%	12.11%	3.83%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

     Equity Funds          13

LARGE CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.95%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	1.01%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
Large Cap Growth Stock Fund	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

14          Equity Funds

LARGE CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. large cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify high dividend-paying, undervalued large cap securities

Investor Profile	Investors who are looking for current income and capital appreciation with less volatility than the average stock fund

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® value Index was between approximately $497 million and $466 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks during certain market conditions or during certain periods.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

     Equity Funds          15

LARGE CAP VALUE EQUITY FUND

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.35%	–19.89%
(6/30/99)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.87%.

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000 ® Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Large Cap Value Equity Fund	3.75%	13.41%	6.45%

Russell 1000® Value Index (reflects no deduction for fees or expenses)	–0.17%	14.63%	7.68%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

16          Equity Funds

LARGE CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.78%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.83%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

     Equity Funds          17

MID-CAP CORE EQUITY FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	Mid-cap common stocks

Share Price Volatility	Moderate to high

Principal Investment Strategy	Attempts to identify companies with above average growth potential at an attractive price

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap Index was between approximately $499 million and $20 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

18          Equity Funds

MID-CAP CORE EQUITY FUND

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.73%	–19.96%
(12/31/98)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –9.94%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap ® Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Mid-Cap Core Equity Fund	5.27%	14.97%	5.80%

Russell Midcap® Index (reflects no deduction for fees or expenses)	5.60%	18.21%	9.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

     Equity Funds          19

MID-CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.00%
Other Expenses	0.07%

Total Annual Operating Expenses[1]	1.07%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

20          Equity Funds

SMALL CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. small cap common stocks of growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify small cap companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need current income

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $36 million and $4 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

     Equity Funds          21

SMALL CAP GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. I Shares were offered beginning on October 8, 1998.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.19%	–22.83%
(6/30/03)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –8.77%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	Since Inception*

Small Cap Growth Stock Fund	12.27%	16.38%	13.53%

Russell 2000® Growth Index (reflects no deduction for fees or expenses)	7.05%	16.50%	9.37%

*	Since the inception of the I Shares on October 8, 1998.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

22          Equity Funds

SMALL CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.15%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	1.20%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Fixed Income Funds          23

INVESTMENT GRADE BOND FUND

Fund Summary

Investment Goal	High total return through current income and capital appreciation, while preserving the principal amount invested

Investment Focus	Investment grade U.S. government and corporate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify relatively inexpensive securities in a selected market index

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage-backed and other asset backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Subadviser’s selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Subadviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

24          Fixed Income Funds

INVESTMENT GRADE BOND FUND

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.39%	–3.47%
(9/30/98)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.72%.

Fixed Income Funds          25

INVESTMENT GRADE BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Investment Grade Bond Fund	7.34%	4.39%	5.22%

Lehman Brothers U.S. Government/Credit Index (reflects no deduction for fees or expenses)	7.23%	4.44%	6.01%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.50%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.56%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

26          Fixed Income Funds

SEIX HIGH YIELD FUND

Fund Summary

Investment Goal
Primary	High income
Secondary	Capital appreciation

Investment Focus	High yield corporate and other debt instruments of U.S. and non U.S. entities

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower rated, higher yielding bonds offering above average total return

Investor Profile	Investors who seek above average total return

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non- investment grade.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Fixed Income Funds          27

SEIX HIGH YIELD FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund’s predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.78%	–1.66%
(3/31/01)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.86%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Years	Inception*

Seix High Yield Fund	2.49%	7.10%	7.58%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	3.18%	9.49%	7.88%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

28          Fixed Income Funds

SEIX HIGH YIELD FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.44%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.50%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Fixed Income Funds          29

SHORT-TERM BOND FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Short-term investment grade fixed income securities.

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk

Investor Profile	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which may at times be significant.

In selecting investments for the Fund, the Subadviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this fund?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to

30          Fixed Income Funds

SHORT-TERM BOND FUND

terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as futures and swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.86%	–1.04%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.23%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Short-Term Bond Fund	6.10%	3.29%	4.17%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	6.81%	3.41%	5.03%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

Fixed Income Funds          31

SHORT-TERM BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.40%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.46%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

32          Money Market Fund

PRIME QUALITY MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments

Principal Investment Strategy	Attempts to identify money market instruments with the most attractive risk/return trade-off

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk. The Subadviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
What are the principal risks of investing in this fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Money Market Fund          33

PRIME QUALITY MONEY MARKET FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.55%	0.12%
(9/30/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.41%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Prime Quality Money Market Fund	4.83%	2.72%	3.46%

iMoneyNet, Inc. First Tier Retail Average	4.48%	2.45%	3.18%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

34          Money Market Fund

PRIME QUALITY MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.48%
Other Expenses	0.04%

Total Annual Operating Expenses[1]	0.52%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

                      35

MORE INFORMATION ABOUT RISK

More Information About Risk

Below Investment Grade Risk

Investment Grade Bond Fund
Seix High Yield Fund
Short-Term Bond Fund

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Derivatives Risk

All Equity and Fixed Income Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging, as a substitute for taking a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses it their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

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Emerging Markets Risk

International Equity Index Fund
Investment Grade Bond Fund
Seix High Yield Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Equity Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange-Traded Fund Risk

All Equity and Fixed Income Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

All Fixed Income and Money Market Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning

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the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk

Investment Grade Bond Fund
Seix High Yield Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Security Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As

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a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Large Company Risk

All Equity Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Mortgage-Backed and Asset-Backed Securities Risk

All Fixed Income Funds

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

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Smaller Company Risk

All Equity Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies a Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult for a Fund to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.

Tracking Error Risk

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund’s ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related

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management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Zevenbergen Capital Investments LLC and Seix Investment Advisors LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Stock Fund	1.10%
International Equity Index Fund	0.49%
Investment Grade Bond Fund	0.50%
Large Cap Core Equity Fund	0.81%
Large Cap Growth Stock Fund	0.95%
Large Cap Value Equity Fund	0.78%
Mid-Cap Core Equity Fund	1.00%
Prime Quality Money Market Fund	0.48%
Seix High Yield Fund	0.44%
Short-Term Bond Fund	0.40%
Small Cap Growth Stock Fund	1.14%

The following breakpoints are used in computing the advisory fee:

Equity Funds and Fixed Income Funds

Average Daily Net Assets	Discount From Full Fee

First $500 million	None – Full Fee
Next $500 million	5%
Over $1 billion	10%

Money Market Fund

Average Daily Net Assets	Discount From Full Fee

First $1 billion	None – Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

International Equity Index Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Value Equity Fund	0.80%
Prime Quality Money Market Fund	0.55%
Seix High Yield Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’

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annual report to shareholders for the period ended March 31, 2008.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Ceredex Value Advisors LLC (“Ceredex”)
300 South Orange Avenue, Suite 1600,
Orlando, Florida 32801
www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2008, Ceredex had approximately $2.6 billion in assets under management.

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

Mr. Mills Riddick, CFA, is primarily responsible for the day-to-day management of the Large Cap Value Equity Fund. Mr. Riddick currently serves as President and Chief Investment Officer of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Fund since April 1995. He has more than 26 years of investment experience.

Certium Asset Management LLC (“Certium”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.certiumllc.com

Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and quantitative equity investment management team. As of June 30, 2008, Certium had approximately $2.8 billion in assets under management.

Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

The following individuals are primarily responsible for the day-to-day management of the International Equity Index Fund.

Mr. Chad Deakins, CFA, currently serves as President and Chief Executive Officer of Certium and served as Managing Director of the Adviser since May 2000. He has co-managed the Fund since March 2005, after managing the Fund since 1999. He has more than 14 years of investment experience.

Mr. Matthew Welden currently serves as Director of Certium and served as a Director of the Adviser since July 2006 after having served as an Equity Trader from August 1999 to June 2006. He has co-managed the Fund since April 2008. He has more than 9 years of investment experience.

IronOak Advisors LLC (“IronOak”)
919 East Main Street, Richmond, Virginia 23219 www.ironoakadvisors.com

IronOak, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 21 years functioning as RidgeWorth’s core style investment

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management team. As of June 30, 2008, IronOak had approximately $2 billion in assets under management.

IronOak, specializes in core equity strategies for institutional investors. Its portfolio managers purchase stocks considered to be “on sale” under prevailing market conditions, regardless of whether they are growth or value, and build core portfolios that are positioned to benefit from opportunities they believe are overlooked.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Jeffrey E. Markunas, CFA, currently serves as President and Chief Investment Officer of IronOak and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Core Equity Fund since its inception. He has more than 24 years of investment experience.

Mr. Charles B. Arrington, CFA, currently serves as a Director of IronOak and served as Director of the Adviser since January 2006, after serving as Vice President since 1997. He has managed the Mid-Cap Core Equity Fund since August 2008 after having co-managed the Fund since January 2007. He has more than 25 years of investment experience.

Silvant Capital Management LLC (“Silvant”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.silvantcapital.com

Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2008, Silvant had approximately $5.4 billion in assets under management.

Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Growth Stock Fund since March 2007 and the Small Cap Growth Stock Fund since February 2007. He has more than 17 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of Silvant and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since March 2007. He has more than 13 years of investment experience.

Zevenbergen Capital Investments LLC (“ZCI”)
601 Union Street, Seattle, Washington 98101
www.zci.com

ZCI, a majority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as sub-adviser to the RidgeWorth Aggressive Growth and Emerging Growth Funds. As of June 30, 2008,

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ZCI had approximately $2.2 billion in assets under management.

ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation. ZCI selects, buys and sells securities for the Aggressive Growth Stock Fund.

The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer of ZCI since January 1987. She has co-managed the Fund since its inception. She has more than 26 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst of ZCI since 1992. She has co-managed the Fund since its inception. She has more than 25 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for ZCI since 1995. She has co-managed the Fund since its inception. She has more than 13 years of investment experience.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2008, Seix had approximately $19.7 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 15 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises.

Seix utilizes a team management approach for certain of the Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring. The Chief Investment Officer is a member of each Fund’s management team and is responsible for setting overall investment strategy. In addition, the Chief Investment Officer works with the senior portfolio managers on establishing sector allocation for each of the Funds. Other members of the team provide analytical support including investment research and monitoring credit risks, financial metrics and market conditions.

Investment Grade Bond Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Bond Fund’s management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb and Mr. Rieger on sector allocation for the Investment Grade Bond Fund. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

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Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Bond Fund’s management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Bond Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Bond Fund’s management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Bond Fund. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 22 years of investment experience.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Bond Fund’s management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including asset backed securities, commercial mortgage backed securities and mortgage related securities held in the Investment Grade Bond Fund. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has more than 21 years of investment experience.

Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2002. Mr. Kirkpatrick focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 17 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2003. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

StableRiver Capital Management LLC (“StableRiver”) 50 Hurt Plaza, Suite 1300, Atlanta, Georgia 30303 www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2008, StableRiver had approximately $33.7 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

The following individuals are primarily responsible for the day-to-day management of the Short-Term Bond Fund.

Mr. H. Rick Nelson currently serves as Chief Executive Officer and Chief Investment Officer of StableRiver and served as Managing Director of the Adviser since March 2002. He has co-managed the Fund since January 2003. He has more than 26 years of investment experience.

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Mr. Robert W. Corner currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since September 1996. He has co-managed the Fund since January 2003 after managing the Fund since its inception. He has more than 21 years of investment experience.

Mr. Chad Stephens currently serves as Director of StableRiver and served as Vice President of the Adviser since December 2000. He has co-managed the Fund since March 2008. He has more than 16 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase or sell (sometimes called “redeem”) I Shares of the Funds.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan (e.g., the SunTrust 401(k) Summary Plan Description) and contact the SunTrust Benefits Service Center (BENE) at 1-800-818-2363 for specific questions about your account.

How to Purchase Fund Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). In the case of the Prime Quality Money Market Fund, the Federal Reserve Bank of New York must also be open for settlement. RidgeWorth Funds reserves the right to open one or more Fixed Income Funds and the Prime Quality Money Market Fund on days that the principal bond markets (as recommended by the Bond Market Association) are open even if the NYSE is closed.

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of

46

PURCHASING AND SELLING FUND SHARES

regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If an Equity or Fixed Income Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund or its authorized agent must receive your purchase order in proper form before 3:00 p.m. Eastern Time and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase and sale orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase or sell Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Although most Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, a Fund uses the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

                      47

PURCHASING AND SELLING FUND SHARES

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

In-Kind Purchases

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863

Customer Identification

Foreign Investors

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

48

PURCHASING AND SELLING FUND SHARES

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;
•	sent to an address or bank account other than the address or bank account of record; or
•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Receiving Your Money

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

Redemptions In Kind

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

                      49

MARKET TIMING POLICIES AND PROCEDURES

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

For All Funds except the Prime Quality Money Market Fund

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser, or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities

50

DISTRIBUTION OF FUND SHARES

uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

For the Prime Quality Money Market Fund

The Prime Quality Money Market Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund’s investments, and money market instruments in general, and the Fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to

                      51

DIVIDENDS, DISTRIBUTIONS AND TAXES

make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

Net investment income is distributed annually by the International Equity Index Fund and quarterly by all other Equity Funds. Net investment income is declared daily and distributed monthly by the Fixed Income Funds and the Prime Quality Money Market Fund.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund’s record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan’s Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

More information about taxes is in the Statement of Additional Information.

52

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s (and its predecessor’s) financial performance for the past 5 years or, if shorter, the period of the Fund’s (and its predecessor’s) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended October 31, 2003 for the Seix High Yield Fund, which has been audited by a predecessor accounting firm. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Stock Fund(4)
I Shares
Year Ended March 31, 2008	$12.64	$(0.09	)(a)	$(0.11)	$(0.20)	$—		$(0.41)	$(0.41)		$12.03	(2.12)%	$306,709	1.16%	(0.70)%	1.16%	59%
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—		—	—		12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—		—	—		12.24	23.77	254,412	1.19	(0.61)	1.23	30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—		—	—		9.89	(1.10)	58,988	1.22	(0.79)	1.45	42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—		—	—		10.00	0.00	20,501	1.22	(0.74)	1.61	2
International Equity Index Fund
I Shares
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)		—	(0.49)		17.82	(2.03)	958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)		—	(0.36)		18.64	20.27	994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)		—	(0.21)		15.81	25.06 #	774,008	0.76	1.84	0.78	7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)		—	(0.24)		12.83	17.68	517,993	0.97	0.81	1.06	21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)		—	(0.13)		11.11	34.07	351,163	0.98	1.38	1.07	10
Year Ended May 31, 2003	9.76	0.10	(a)	(1.43)	(1.33)	(0.04)		—	(0.04)		8.39	(13.63)	248,770	1.03	1.26	1.12	25
Large Cap Core Equity Fund
I Shares
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(b)	(1.73)	(1.94	)(b)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)		(0.38)	(0.56)		16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)		—	(0.13)		14.72	21.76	782,665	1.00	1.03	1.00	51
Year Ended May 31, 2003	13.80	0.13		(1.60)	(1.47)	(0.12)		—	(0.12)		12.21	(10.58)	598,862	0.99	1.05	0.99	52
Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)		(0.18)	(0.21)		12.22	0.76	1,493,213	1.19	0.31	1.21	72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—		—	—		12.33	11.89	1,248,636	1.23	(0.25)	1.24	106
Year Ended May 31, 2003	12.24	(0.03	)(a)	(1.19)	(1.22)	—		—	—		11.02	(9.97)	1,090,549	1.22	(0.32)	1.24	69

 53

FINANCIAL HIGHLIGHTS

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and			Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Value Equity Fund
I Shares
Year Ended March 31, 2008	$15.13	$0.28		$(1.16)	$(0.88)	$(0.28)	$(1.62)		$(1.90)		$12.35	(7.07)%	$898,491	0.83%	1.93%	0.83%	116%
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)	(0.57)		(0.80)		15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)	—		(0.23)		13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15	1.30	(0.18)	—		(0.18)		12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74	1.89	(0.15)	—		(0.15)		11.47	19.58	715,928	0.90	1.40	0.90	67
Year Ended May 31, 2003	11.05	0.15		(1.33)	(1.18)	(0.14)	—		(0.14)		9.73	(10.54)	681,899	0.89	1.68	0.89	46
Mid-Cap Core Equity Fund
I Shares
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)	(1.34)		(1.43)		11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)	(0.99)		(1.05)		13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)	(0.62)		(0.69)		13.67	19.68	410,459	1.12	0.63	1.13	138
Period Ended March 31, 2005	10.32	0.07		1.70	1.77	(0.06)	—		(0.06)		12.03	17.17	214,660	1.20	0.64	1.22	68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57	1.63	(0.05)	—		(0.05)		10.32	18.70	177,128	1.23	0.64	1.26	126
Year Ended May 31, 2003	9.79	(0.03	)(a)	(1.02)*	(1.05)*	—	—		—		8.74	(10.73)	118,092	1.22	(0.31)	1.25	144
Small Cap Growth Stock Fund
I Shares
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—	(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—	(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—	(2.45)		(2.45)		19.99	10.60	940,775	1.22	(0.46)	1.22	70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—	—		—		20.25	33.31	789,650	1.25	(0.83)	1.25	107
Year Ended May 31, 2003	17.28	(0.12	)(a)	(1.72)	(1.84)	—	(0.25)		(0.25)		15.19	(10.50)	567,714	1.24	(0.87)	1.24	96
Investment Grade Bond Fund
I Shares
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—		(0.51)		10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—		(0.50)		10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—		(0.42)		10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005†	10.31	0.29		0.19	0.48	(0.28)	—		(0.28)		10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—		(0.38)		10.31	(2.31)	578,345	0.82	3.29	0.84	119
Year Ended May 31, 2003	10.24	0.40		0.76	1.16	(0.46)	—		(0.46)		10.94	11.61	821,342	0.81	3.92	0.83	137
Seix High Yield Fund
I Shares
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—		(0.81)		9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74		0.15	0.89	(0.74)	—		(0.74)		10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68		(0.10)	0.58	(0.68)	(0.15)		(0.83)		10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29		(0.35)	(0.06)	(0.29)	(0.13)		(0.42)		10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72		0.35	1.07	(0.72)	(0.02)		(0.74)		11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68		0.92	1.60	(0.68)	—		(0.68)		11.09	16.10	1,057,993	0.55	6.67	0.67	108
Short-Term Bond Fund
I Shares
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—		(0.45)		9.87	5.63	390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43	(a)	0.07	0.50	(0.43)	—		(0.43)		9.78	5.23	426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32		(0.01)	0.31	(0.33)	—		(0.33)		9.71	3.24	281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005†	9.84	0.20		(0.11)	0.09	(0.20)	—		(0.20)		9.73	0.96	288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24	(a)	(0.19)	0.05	(0.25)	—		(0.25)		9.84	0.45	282,188	0.70	2.42	0.75	66
Year Ended May 31, 2003	10.01	0.33		0.03	0.36	(0.33)	—		(0.33)		10.04	3.70	302,708	0.70	3.34	0.75	89

54

FINANCIAL HIGHLIGHTS

															Ratio of
													Ratio of		Expenses to
												Ratio	Net		Average Net
			Net									of	Investment		Assets
			Realized									Net	Income		(Excluding
			and			Distributions		Net				Expenses	(Loss)		Waivers,
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to		Reimbursements
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average		and	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net		Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)		Offset)(2)	Rate(3)
Prime Quality Money Market Fund
I Shares
Year Ended March 31, 2008	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	4.46	(c)%	$3,834,993	0.52%	4.34	(c)%	0.52%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73		0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19		0.61
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13		3,173,794	0.60	1.34		0.71
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.52		3,477,598	0.63	0.52		0.74
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17		4,284,266	0.63	1.14		0.74

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

Aggressive Growth Stock Fund	I Shares	February 23, 2004

(a)	Per share data was calculated using the average shares method.

(b)	The Large Cap Core Equity Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $— and $(0.11), respectively.

(c)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14%. There was no impact to the total return as a result of these payments.

*	Includes redemption fees of $0.01.

#	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

		Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)
Investment Grade Bond Fund	0.01	(0.01)	0.18
Short-Term Bond Fund	0.01	(0.01)	0.08

Amounts designated as “—” are $0 or have been rounded to $0.

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Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com

Investment Subadvisers:
Ceredex Value Advisors LLC Lincoln Plaza, Suite 1600 300 South Orange Avenue Orlando, FL 32801 ceredexvalue.com	Seix Investment Advisors LLC 10 Mountainview Road, Suite C-200 Upper Saddle River, NJ 07458 seixadvisors.com	StableRiver Capital Management LLC 50 Hurt Plaza, Suite 1300 Atlanta, GA 30303 stableriver.com
Certium Asset Management LLC 50 Hurt Plaza, Suite 1400 Atlanta, GA 30303 certiumllc.com	Silvant Capital Management LLC 50 Hurt Plaza, Suite 1500 Atlanta, GA 30303 silvantcapital.com	Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101 zci.com

IronOak Advisors LLC
919 East Main Street, 15th Floor
Richmond, VA 23219
ironoakadvisors.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about stategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
Telephone:    Shareholder Services
                       1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual report, as well as other information about the RidgeWorth Funds,from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call (202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Fixed Income Funds
A, C & I Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
•	Intermediate Bond Fund

•	Investment Grade Bond Fund

•	Limited Duration Fund

•	Limited-Term Federal Mortgage Securities Fund

•	Seix Global Strategy Fund

•	Strategic Income Fund

•	Total Return Bond Fund

•	U.S. Government Securities Fund
High Yield Funds
Subadviser: Seix Investment Advisors LLC
•	High Income Fund

•	Seix Floating Rate High Income Fund

•	Seix High Yield Fund
Municipal Bond Funds
Subadviser: StableRiver Capital Management LLC
•	Georgia Tax-Exempt Bond Fund

•	High Grade Municipal Bond Fund

•	Investment Grade Tax-Exempt Bond Fund

•	Maryland Municipal Bond Fund

•	North Carolina Tax-Exempt Bond Fund

•	Virginia Intermediate Municipal Bond Fund
Short Duration Funds
Subadviser: StableRiver Capital Management LLC
•	Short-Term Bond Fund

•	Short-Term U.S. Treasury Securities Fund

•	Ultra-Short Bond Fund

•	U.S. Government Securities Ultra-Short Bond Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, C Shares and I Shares of the Fixed Income Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares, C Shares and I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A Shares

•	Front-end sales charge
•	12b-1 fees
•	$2,000 minimum initial investment
C Shares

•	Contingent deferred sales charge
•	Higher 12b-1 fees
•	$5,000 minimum initial investment

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. On page 2, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

3	Investment Grade Funds

3	Intermediate Bond Fund

8	Investment Grade Bond Fund

12	Limited Duration Fund

15	Limited-Term Federal Mortgage Securities Fund

19	Seix Global Strategy Fund

22	Strategic Income Fund

27	Total Return Bond Fund

31	U.S. Government Securities Fund

35	High Yield Funds

35	High Income Fund

39	Seix Floating Rate High Income Fund

44	Seix High Yield Fund

49	Municipal Bond Funds

49	Georgia Tax-Exempt Bond Fund

53	High Grade Municipal Bond Fund

57	Investment Grade Tax-Exempt Bond Fund

61	Maryland Municipal Bond Fund

65	North Carolina Tax-Exempt Bond Fund

68	Virginia Intermediate Municipal Bond Fund

71	Short Duration Funds

71	Short-Term Bond Fund

76	Short-Term U.S. Treasury Securities Fund

79	Ultra-Short Bond Fund

83	U.S. Government Securities Ultra-Short Bond Fund

87	More Information About Risk

91	More Information About Fund Investments

92	Third-Party Ratings

92	Information About Portfolio Holdings

92	Management

97	Purchasing, Selling and Exchanging Fund Shares

106	Market Timing Policies and Procedures

107	Distribution of Fund Shares

108	Dividends and Distributions

109	Taxes

110	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

                      1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Investment Grade Funds
Intermediate Bond Fund	A Shares	10/11/2004	IBASX	76628T801
Intermediate Bond Fund	C Shares	10/11/2004	IBLSX	76628T884
Intermediate Bond Fund	I Shares	10/11/2004	SAMIX	76628T702
Investment Grade Bond Fund	A Shares	6/11/1992	STGIX	76628T868
Investment Grade Bond Fund	C Shares	6/7/1995	SCIGX	76628T850
Investment Grade Bond Fund	I Shares	7/16/1992	STIGX	76628T876
Limited Duration Fund	I Shares	10/11/2004	SAMLX	76628T819
Limited-Term Federal Mortgage Securities Fund	A Shares	7/18/1994	SLTMX	76628T769
Limited-Term Federal Mortgage Securities Fund	C Shares	6/7/1995	SCLFX	76628T751
Limited-Term Federal Mortgage Securities Fund	I Shares	6/6/1994	SLMTX	76628T777
Seix Global Strategy Fund	A Shares	—	CGSAX	76628T199
Seix Global Strategy Fund	C Shares	—	CGSCX	76628T181
Seix Global Strategy Fund	I Shares	—	CGSIX	76628T215
Strategic Income Fund	A Shares	10/8/2003	SAINX	76628T538
Strategic Income Fund	C Shares	11/30/2001	STIFX	76628T520
Strategic Income Fund	I Shares	11/30/2001	STICX	76628T546
Total Return Bond Fund	A Shares	10/11/2004	CBPSX	76628T496
Total Return Bond Fund	C Shares	10/11/2004	SCBLX	76628T488
Total Return Bond Fund	I Shares	10/11/2004	SAMFX	76628T512
U.S. Government Securities Fund	A Shares	6/6/1994	SCUSX	76628T454
U.S. Government Securities Fund	C Shares	6/7/1995	SGUSX	76628T447
U.S. Government Securities Fund	I Shares	8/1/1994	SUGTX	76628T462

High Yield Funds
High Income Fund	A Shares	10/27/2003	SAHIX	76628T504
High Income Fund	C Shares	5/4/1994	STHIX	76628T603
High Income Fund	I Shares	10/3/2001	STHTX	76628T405
Seix Floating Rate High Income Fund	A Shares	5/8/2006	SFRAX	76628T660
Seix Floating Rate High Income Fund	C Shares	8/2/2007	SFRCX	76628T652
Seix Floating Rate High Income Fund	I Shares	3/1/2006	SAMBX	76628T678
Seix High Yield Fund	A Shares	10/11/2004	HYPSX	76628T637
Seix High Yield Fund	C Shares	10/11/2004	HYLSX	76628T629
Seix High Yield Fund	I Shares	10/11/2004	SAMHX	76628T645

Municipal Bonds Funds
Georgia Tax-Exempt Bond Fund	A Shares	1/19/1994	SGTEX	76628R128
Georgia Tax-Exempt Bond Fund	C Shares	6/6/1995	SCGTX	76628R110
Georgia Tax-Exempt Bond Fund	I Shares	1/18/1994	SGATX	76628R136
High Grade Municipal Bond Fund	A Shares	1/18/1994	SFLTX	76628T207
High Grade Municipal Bond Fund	C Shares	6/1/1995	SCFEX	76628T306
High Grade Municipal Bond Fund	I Shares	1/25/1994	SCFTX	76628T108
Investment Grade Tax-Exempt Bond Fund	A Shares	6/9/1992	SISIX	76628T835
Investment Grade Tax-Exempt Bond Fund	C Shares	6/1/1995	SCITX	76628T827
Investment Grade Tax-Exempt Bond Fund	I Shares	10/21/1993	STTBX	76628T843
Maryland Municipal Bond Fund	A Shares	4/13/2005	SMMAX	76628T736
Maryland Municipal Bond Fund	C Shares	4/25/1996	CMDBX	76628T728
Maryland Municipal Bond Fund	I Shares	3/1/1996	CMDTX	76628T744
North Carolina Tax-Exempt Bond Fund	A Shares	3/21/2005	SNCIX	76628T694
North Carolina Tax-Exempt Bond Fund	C Shares	3/21/2005	SNCLX	76628T686
North Carolina Tax-Exempt Bond Fund	I Shares	3/21/2005	CNCFX	76628T710
Virginia Intermediate Municipal Bond Fund	A Shares	5/5/1993	CVIAX	76628T413
Virginia Intermediate Municipal Bond Fund	C Shares	9/1/2005	SVILX	76628T397

2

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Virginia Intermediate Municipal Bond Fund	I Shares	1/11/1993	CRVTX	76628T421

Short Duration Funds
Short-Term Bond Fund	A Shares	3/22/1993	STSBX	76628T595
Short-Term Bond Fund	C Shares	6/20/1995	SCBSX	76628T587
Short-Term Bond Fund	I Shares	3/15/1993	SSBTX	76628T611
Short-Term U.S. Treasury Securities Fund	A Shares	3/18/1993	STSFX	76628T561
Short-Term U.S. Treasury Securities Fund	C Shares	6/22/1995	SSUSX	76628T553
Short-Term U.S. Treasury Securities Fund	I Shares	3/15/1993	SUSTX	76628T579
Ultra-Short Bond Fund	I Shares	4/15/2002	SISSX	76628T470
U.S. Government Securities Ultra-Short Bond Fund	I Shares	4/11/2002	SIGVX	76628T439

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. A Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser and Subadviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

                      3

 Investment Grade Funds          3

INTERMEDIATE BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds

Investment Focus	Intermediate term investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage and asset backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial

4

4          Investment Grade Funds

INTERMEDIATE BOND FUND

information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts.  The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

                      5

 Investment Grade Funds          5

INTERMEDIATE BOND FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, which began operations on June 30, 1999, and has not been adjusted to reflect A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.33%	−2.33%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.50%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Intermediate U.S. Government/Credit Bond Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund’s I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes	2.36%	2.87%	4.67%

C Shares Returns Before Taxes	4.81%	3.28%	4.91%

I Shares Returns Before Taxes	7.69%	4.10%	5.41%

I Shares Returns After Taxes on Distributions	5.78%	2.63%	3.47%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.95%	2.65%	3.44%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.39%	4.06%	5.87%

*	Since inception of the predecessor fund on June 30, 1999.

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

6

6          Investment Grade Funds

INTERMEDIATE BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares		I Shares
Investment Advisory Fees	0.25%	0.25%		0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%		None
Other Expenses	0.05%	0.05%	[1]	0.05%

Total Annual Operating Expenses[2]	0.55%	1.30%		0.30%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

                      7

 Investment Grade Funds          7

INTERMEDIATE BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$529	$643	$768	$1,132
C Shares	$232	$412	$713	$1,568
I Shares	$31	$97	$169	$381

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$529	$643	$768	$1,132
C Shares	$132	$412	$713	$1,568
I Shares	$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes*	7.41%	3.87%	5.27%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.39%	4.06%	5.87%

*	Since inception of the predecessor fund on June 30, 1999.

8

8          Investment Grade Funds

INVESTMENT GRADE BOND FUND

Fund Summary

Investment Goal	High total return through current income and capital appreciation, while preserving the principal amount invested

Investment Focus	Investment grade U.S. government and corporate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify relatively inexpensive securities in a selected market index

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage-backed securities and other asset-backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Subadviser’s selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Subadviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment

                      9

 Investment Grade Funds          9

INVESTMENT GRADE BOND FUND

grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.39%	−3.47%
(9/30/98)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.72%.

10

10          Investment Grade Funds

INVESTMENT GRADE BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.05%	3.01%	4.32%

C Shares Returns Before Taxes	5.27%	3.38%	4.26%

I Shares Returns Before Taxes	7.34%	4.39%	5.22%

I Shares Returns After Taxes on Distributions	5.47%	2.91%	3.31%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.72%	2.87%	3.28%

Lehman Brothers U.S. Government/ Credit Index (reflects no deduction for fees, expenses or taxes)	7.23%	4.44%	6.01%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

                      11

 Investment Grade Funds          11

INVESTMENT GRADE BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.06%		0.06%	0.06%

Total Annual Operating Expenses[2]	0.86%		1.56%	0.56%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$559	$736	$929	$1,485
C Shares	$259	$493	$850	$1,856
I Shares	$57	$179	$313	$701

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$559	$736	$929	$1,485
C Shares	$159	$493	$850	$1,856
I Shares	$57	$179	$313	$701

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	7.12%	4.02%	4.83%

Lehman Brothers U.S. Government/ Credit Index (reflects no deduction for fees, expenses or taxes)	7.23%	4.44%	6.01%

12

12          Investment Grade Funds

LIMITED DURATION FUND

Fund Summary

Investment Goal	Current income, while preserving liquidity and principal

Investment Focus	Short-term U.S. dollar-denominated, investment grade fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal

Investor Profile	Investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In deciding which securities to buy and sell, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and

                      13

 Investment Grade Funds          13

LIMITED DURATION FUND

credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.40%	0.14%
(6/30/07)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.26%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch 3 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	5.02%	3.04%	2.96%

I Shares Returns After Taxes on Distributions	3.13%	1.95%	1.89%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.24%	1.96%	1.90%

Merrill Lynch 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.00%	3.07%	3.00%

*	Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3 Month U.S. Treasury Bill Index is a widely-recognized index which tracks the monthly price-only and total return performance of a three-month Treasury bill, based on monthly average auction rates.

14

14          Investment Grade Funds

LIMITED DURATION FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses[1]	0.08%
Acquired (Underlying) Fund Fees and Expenses[2]	0.01%

Total Annual Operating Expenses[3]	0.19%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.18% for I Shares.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

                      15

 Investment Grade Funds          15

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Mortgage backed securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify securities that are less prone to prepayment risk

Investor Profile	Conservative investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Subadviser tries to identify securities that the Subadviser expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.
What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgaged-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

16

16          Investment Grade Funds

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.36%	−1.70%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.60%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Mortgage-Backed Securities Index and the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.62%	2.20%	4.10%

C Shares Returns Before Taxes	3.37%	2.12%	3.89%

I Shares Returns Before Taxes	5.52%	2.97%	4.62%

I Shares Returns After Taxes on Distributions	3.70%	1.55%	2.81%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.55%	1.69%	2.83%

Lehman Brothers Mortgage-Backed Securities Index* (reflects no deduction for fees, expenses or taxes)	6.90%	4.49%	5.91%

Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index (reflects no deduction for fees, expenses or taxes)	7.88%	3.36%	5.13%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch 1-5 Year AAA U.S. Treasury/Agencies Index to the Lehman Brothers Mortgage-Backed Securities Index to better reflect the Fund’s investment objective.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Mortgage-Backed Securities Index covers agency mortgage-backed pass through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million.

                      17

 Investment Grade Funds          17

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	2.50%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution and Service (12b-1) Fees	0.20%	[1]	1.00%	None
Other Expenses	0.09%	[2]	0.09%	0.09%	[2]
Acquired (Underlying) Fund Fees and Expenses[3]	0.05%		0.05%	0.05%

Total Annual Operating Expenses[4]	0.84%		1.64%	0.64%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.79%, 1.59% and 0.59% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

18

18          Investment Grade Funds

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$334	$511	$704	$1,261
C Shares	$267	$517	$892	$1,944
I Shares	$65	$205	$357	$798

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$334	$511	$704	$1,261
C Shares	$167	$517	$892	$1,944
I Shares	$65	$205	$357	$798

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	5.21%	2.72%	4.37%

Lehman Brothers Mortgage-Backed Securities Index* (reflects no deduction for fees, expenses or taxes)	6.90%	4.49%	5.91%

Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index (reflects no deduction for fees, expenses or taxes)	7.88%	3.36%	5.13%

*	Effective March 31, 2008 the Fund transitioned its benchmark from the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index to the Lehman Brothers Mortgage-Backed Securities Index to better reflect the Fund’s investment objectives.

                      19

 Investment Grade Funds          19

SEIX GLOBAL STRATEGY FUND

Fund Summary

Investment Goal	High total return from current income and capital appreciation

Investment Focus	Global fixed income securities and foreign currencies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify countries that present favorable opportunities

Investor Profile	Investors who understand the risks associated with international investing and are seeking high total return and exposure to emerging economies; high risk adjusted returns relative to other major asset classes; and diversification by adding an asset class that is not highly correlated to other fixed income sectors

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Seix Global Strategy Fund invests primarily in debt securities of issuers worldwide (including emerging markets) and foreign currencies. The Fund’s investments may include debt securities issued by domestic and foreign governments and their agencies and authorities, and corporations, and may be denominated in U.S. dollars or other currencies. The Fund focuses on debt securities that are rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings, or if unrated, are deemed to be of comparable quality by the Subadviser. The Fund may also invest significantly in debt securities that are rated below investment grade by Standard & Poor’s Ratings Services or Moody’s Investors Service or if unrated, are deemed to be of comparable quality by the Subadviser. Such below investment grade securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may invest in debt securities with a range of maturities from short to long term. The Fund’s investments in foreign currency will include buying and selling currency on a spot basis.

In addition, to implement its investment strategy, the Fund will enter into foreign currency forward contracts and will buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps, including credit default swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. For example, there are instances in which the derivatives market is more liquid and less volatile than the market for the underlying fixed income instruments and currencies. In other cases, the only way to gain exposure to some foreign markets is to purchase foreign currency forward contracts and other derivatives. The Fund may count the value of derivatives as applying to its requirement to invest primarily in debt securities of issuers worldwide and foreign currencies where the derivative’s underlying securities attributes meet those described in the first paragraph.

The Subadviser identifies investment opportunities by beginning with country selection, then assessing local currencies for upside potential and downside risk. Factors considered include prospects for a country’s political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of foreign economies, and meaningful changes in the issuer’s financial condition and competitiveness.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

20

20          Investment Grade Funds

SEIX GLOBAL STRATEGY FUND

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Because the Fund will invest in derivatives, it is exposed to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts will help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

                      21

 Investment Grade Funds          21

SEIX GLOBAL STRATEGY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares

Investment Advisory Fees	0.60%		0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses[2]	0.23%		0.23%	0.23%

Total Annual Operating Expenses[3]	1.13%		1.83%	0.83%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$585	$817
C Shares	$286	$576
I Shares	$85	$265

If you do not sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$585	$817
C Shares	$186	$576
I Shares	$85	$265

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

22

22          Investment Grade Funds

STRATEGIC INCOME FUND

Fund Summary

Investment Goals
Primary	Current income
Secondary	Preservation of capital

Investment Focus	High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market

Investor Profile	Investors who seek high current income with reduced risk of share price volatility

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund’s investment in non U.S. debt obligations may at times be significant. The minimum average credit quality of the fixed income securities in which the Fund invests will be BBB as rated by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Subadviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligation. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and

                      23

 Investment Grade Funds          23

STRATEGIC INCOME FUND

investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

For further information about these and other risks, see “More Information About Risk.”

24

24          Investment Grade Funds

STRATEGIC INCOME FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.89%	−1.75%
(12/31/04)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −0.37%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception
			of the	Since
	1 Year	5 Years	A Shares*	Inception**
A Shares Returns Before Taxes	1.16%	N/A	4.31%	N/A

C Shares Returns Before Taxes	4.58%	5.74%	N/A	5.05%

I Shares Returns Before Taxes	6.52%	6.53%	N/A	5.78%

I Shares Returns After Taxes on Distributions	4.08%	4.42%	N/A	3.62%

I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.20%	4.38%	N/A	3.67%

Hybrid 34/33/33 Blend of the Following Market Benchmarks	4.54%	5.85%	5.06%	5.62%

Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects no deduction for fees, expenses or taxes)	8.76%	4.11%	4.53%	5.05%

Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	2.19%	10.76%	7.72%	8.28%

Merrill Lynch Global Government Bond II ex U.S. Index (reflects no deduction for fees, expenses or taxes)	5.08%	4.21%	4.66%	4.52%

*	Since inception of the A Shares on October 8, 2003.

**	Since inception of the C Shares and the I Shares on November 30, 2001.

                      25

 Investment Grade Funds          25

STRATEGIC INCOME FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.60%		0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses[2]	0.12%		0.12%	0.12%

Total Annual Operating Expenses[3]	1.02%		1.72%	0.72%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

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26          Investment Grade Funds

STRATEGIC INCOME FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$574	$784	$1,011	$1,664
C Shares	$275	$542	$933	$2,030
I Shares	$74	$230	$401	$894

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$574	$784	$1,011	$1,664
C Shares	$175	$542	$933	$2,030
I Shares	$74	$230	$401	$894

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the tables below reflect the Fund’s results calculated without sales charges.

	1 Year	Since Inception*
A Shares Returns Before Taxes	6.18%	5.53%

Hybrid 34/33/33 Blend of the Following Market Benchmarks	4.54%	5.06%

Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects no deduction for fees, expenses or taxes)	8.76%	4.53%

Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	2.19%	7.72%

Merrill Lynch Global Government Bond II ex U.S. Index (reflects no deduction for fees, expenses or taxes)	5.08%	4.66%

*	Since inception of the A shares on October 8, 2003.

                      27

 Investment Grade Funds          27

TOTAL RETURN BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. investment grade bond market

Investment Focus	Investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in fixed income securities with an emphasis on corporate and mortgage-backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Total Return Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers U.S. Aggregate Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial

28

28          Investment Grade Funds

TOTAL RETURN BOND FUND

instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

                      29

 Investment Grade Funds          29

TOTAL RETURN BOND FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the Class I Shares of the Seix Core Bond Fund, the Fund’s predecessor. The performance for A Shares from January 25, 2002 to October 11, 2004 is that of the Class P Shares of the Seix Core Bond Fund. The performance for A Shares prior to January 25, 2002 is that of the Class I Shares of the Seix Core Bond Fund. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year.*

Best Quarter	Worst Quarter
4.25%	−2.16%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.89%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Aggregate Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund’s Class I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	1.43%	3.09%	4.67%

C Shares Returns Before Taxes	4.89%	3.84%	5.09%

I Shares Returns Before Taxes	6.84%	4.44%	5.39%

I Shares Returns After Taxes on Distributions	4.91%	2.80%	3.39%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.40%	2.83%	3.37%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

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30          Investment Grade Funds

TOTAL RETURN BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.25%		0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%	None
Other Expenses	0.05%	[1]	0.05%	0.05%

Total Annual Operating Expenses[2]	0.55%		1.30%	0.30%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$529	$643	$768	$1,132
C Shares	$232	$412	$713	$1,568
I Shares	$31	$97	$169	$381

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$529	$643	$768	$1,132
C Shares	$132	$412	$713	$1,568
I Shares	$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	6.48%	4.09%	5.18%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

                      31

 Investment Grade Funds          31

U.S. GOVERNMENT SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Mortgage-backed securities and U.S. Treasury obligations

Share Price Volatility	Low to moderate

Principal Investment Strategy	Attempts to increase income without adding undue risk

Investor Profile	Conservative investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates),

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

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32          Investment Grade Funds

U.S. GOVERNMENT SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.82%	−2.11%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.43%.

Average Annual Total Returns

This table compares the Fund’s average total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government Bond Index and the Merrill Lynch Government/Mortgage Custom Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	1.54%	2.10%	4.24%

C Shares Returns Before Taxes	4.95%	2.47%	4.19%

I Shares Returns Before Taxes	6.90%	3.46%	5.15%

I Shares Returns After Taxes on Distributions	5.07%	2.10%	3.28%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.44%	2.19%	3.27%

Lehman Brothers U.S. Government Bond Index* (reflects no deduction for fees, expenses or taxes)	8.66%	4.10%	5.92%

Merrill Lynch Government/ Mortgage Custom Index (reflects no deduction for fees, expenses or taxes)	7.86%	4.35%	5.96%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch Government/Mortgage Custom Index to the Lehman Brothers U.S. Government Bond Index to better reflect the Fund’s investment objective.

                      33

 Investment Grade Funds          33

U.S. GOVERNMENT SECURITIES FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government Bond Index is composed of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Index and the U.S. Aggregate Index. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.05%	0.05%	0.05%

Total Annual Operating Expenses[2]	0.85%	1.55%	0.55%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

34

34          Investment Grade Funds

U.S. GOVERNMENT SECURITIES FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$558	$733	$924	$1,474
C Shares	$258	$490	$845	$1,845
I Shares	$56	$176	$307	$689

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$558	$733	$924	$1,474
C Shares	$158	$490	$845	$1,845
I Shares	$56	$176	$307	$689

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	6.59%	3.10%	4.75%

Lehman Brothers U.S. Government Bond Index* (reflects no deduction for fees, expenses or taxes)	8.66%	4.10%	5.92%

Merrill Lynch Government/ Mortgage Custom Index (reflects no deduction for fees, expenses or taxes)	7.86%	4.35%	5.96%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch Government/Mortgage Custom Index to the Lehman Brothers U.S. Government Bond Index to better reflect the Fund’s investment objective.

    High Yield Funds          35

HIGH INCOME FUND

Fund Summary

Investment Goals
Primary	High current income
Secondary	Total return

Investment Focus	High yield corporate and other debt instruments of U.S. and non-U.S. issuers

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations

Investor Profile	Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-

36          High Yield Funds

HIGH INCOME FUND

yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund’s predecessor.

This bar chart shows changes in the performance of the Fund’s C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

Best Quarter	Worst Quarter
8.56%	–9.92%
(6/30/03)	(3/31/00)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.91%.

    High Yield Funds          37

HIGH INCOME FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Corporate High-Yield Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax return are shown only for the C Shares. After tax returns for other classes will vary.

				Since	Since
				Inception	Inception
	1 Year	5 Years	10 Years	of A Shares*	of I Shares*
A Shares Returns Before Taxes	−2.13%	N/A	N/A	6.80%	N/A

C Shares Returns Before Taxes	1.25%	9.97%	4.58%	N/A	N/A

C Shares Returns After Taxes on Distributions	−1.97%	6.75%	1.49%	N/A	N/A

C Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.83%	6.78%	2.00%	N/A	N/A

I Shares Returns Before Taxes	3.20%	10.91%	N/A	N/A	8.64%

Lehman Brothers U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	1.87%	10.90%	5.51%	7.49%	9.32%

*	Since inception of the A Shares on October 27, 2003 and the I Shares on October 3, 2001.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High-Yield Index covers the U.S. dollar-denominated non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

38          High Yield Funds

HIGH INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares if within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares		I Shares
Investment Advisory Fees	0.60%		0.60%		0.60%
Distribution and Service (12b-1) Fees	0.30%		1.00%		None
Other Expenses	0.11%	[1]	0.11%	[1]	0.11%

Total Annual Operating Expenses[2]	1.01%		1.71%		0.71%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the levels shown below. These waivers may be discontinued at any time.

	A Shares	C Shares	I Shares
High Income Fund	1.00%	1.70%	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$573	$781	$1,006	$1,653
C Shares	$274	$539	$928	$2,019
I Shares	$73	$227	$395	$883

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$573	$781	$1,006	$1,653
C Shares	$174	$539	$928	$2,019
I Shares	$73	$227	$395	$883

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	2.74%	8.05%

Lehman Brothers U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	1.87%	7.49%

*	Since inception of A Shares on October 27, 2003.

    High Yield Funds          39

SEIX FLOATING RATE HIGH INCOME FUND

Fund Summary

Investment Goal	To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities

Investment Focus	Senior floating rate loans and other floating rate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

Investor Profile	Investors who seek:

• Current income and a hedge against rising interest rates;
• Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;
• Relatively high risk adjusted returns compared to other short term investment vehicles

Subadviser	Seix Investment Advisors LLC

Investment Strategy
Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR (“London Interbank Offered Rate”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield ma rket it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps,

40          High Yield Funds

SEIX FLOATING RATE HIGH INCOME FUND

futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

    High Yield Funds          41

SEIX FLOATING RATE HIGH INCOME FUND

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Performance information for the A Shares and C Shares prior to their inception on May 8, 2006 and August 2, 2007 is based on that of the I Shares of the Fund. The performance of I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower.

This bar chart shows performance of the Fund’s I Shares for the last year.*

Best Quarter	Worst Quarter
2.39%	–1.27%
(3/31/07)	(9/30/07)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.19%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Credit Suisse First Boston Institutional Leveraged Loan Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	0.25%	2.67%

C Shares Returns Before Taxes	1.62%	4.12%

I Shares Returns Before Taxes	2.99%	4.35%

I Shares Returns After Taxes on Distributions	0.30%	3.27%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.94%	4.13%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.07%	4.42%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Credit Suisse First Boston Institutional Leveraged Loan Index is a subindex of the Credit Suisse First Boston Leveraged Loan Index which contains only institutional loan facilities priced above 90, excluding TL and TLa facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors.

42          High Yield Funds

SEIX FLOATING RATE HIGH INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	2.50%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within 1 year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares		I Shares

Investment Advisory Fees	0.45%		0.45%		0.45%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%		None
Other Expenses	0.06%	[2]	0.06%	[2]	0.06%

Total Annual Fund Operating Expenses[3]	0.81%		1.51%		0.51%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

    High Yield Funds          43

SEIX FLOATING RATE HIGH INCOME FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years

A Shares	$331	$502	$688	$1,227
C Shares	$254	$477	$824	$1,802
I Shares	$52	$164	$285	$640

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years

A Shares	$331	$502	$688	$1,227
C Shares	$154	$477	$824	$1,802
I Shares	$52	$164	$285	$640

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	2.77%	4.12%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.07%	4.42%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

44          High Yield Funds

SEIX HIGH YIELD FUND

Fund Summary

Investment Goal
Primary	High income
Secondary	Capital appreciation

Investment Focus	High yield corporate and other debt instruments of U.S. and non U.S. entities

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower rated, higher yielding bonds offering above average total return

Investor Profile	Investors who seek above average total return

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at time be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s

    High Yield Funds          45

SEIX HIGH YIELD FUND

return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund’s predecessor. The performance of the predecessor fund’s Class I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year.*

Best Quarter	Worst Quarter
5.78%	−1.66%
(3/31/01)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −0.86%.

46          High Yield Funds

SEIX HIGH YIELD FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund’s I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*
A Shares Returns Before Taxes	–2.61%	5.86%	6.63%

C Shares Returns Before Taxes	0.63%	6.48%	7.13%

I Shares Returns Before Taxes	2.49%	7.10%	7.58%

I Shares Returns After Taxes on Distributions	–0.20%	4.51%	4.94%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.61%	4.59%	4.94%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	3.18%	9.49%	7.88%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

    High Yield Funds          47

SEIX HIGH YIELD FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.06%	0.06%	0.06%

Total Annual Operating Expenses[1]	0.75%	1.50%	0.50%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

48          High Yield Funds

SEIX HIGH YIELD FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$253	$474	$818	$1,791
I Shares	$51	$160	$280	$628

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$153	$474	$818	$1,791
I Shares	$51	$160	$280	$628

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes	2.29%	6.91%	7.38%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	3.18%	9.49%	7.88%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

 Municipal Bond Funds          49

GEORGIA TAX-EXEMPT BOND FUND

Fund Summary

Investment Goal	Current income exempt from federal and state income taxes for Georgia residents without undue risk

Investment Focus	Georgia municipal securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

Investor Profile	Georgia residents who want income exempt from federal and state income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund’s concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the

50          Municipal Bond Funds

GEORGIA TAX-EXEMPT BOND FUND

effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.39%	−2.70%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −0.48%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10 Year Municipal Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	–2.55%	2.06%	3.50%

C Shares Returns Before Taxes	0.43%	2.36%	3.41%

I Shares Returns Before Taxes	2.34%	3.22%	4.21%

I Shares Returns After Taxes on Distributions	2.34%	3.12%	4.14%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.82%	3.26%	4.14%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.

 Municipal Bond Funds          51

GEORGIA TAX-EXEMPT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.55%		0.55%	0.55%
Distribution and Service (12b-1) Fees	0.15%	[1]	1.00%	None
Other Expenses	0.05%		0.05%	0.05%

Total Annual Operating Expenses[2]	0.75%		1.60%	0.60%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

52          Municipal Bond Funds

GEORGIA TAX-EXEMPT BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$263	$505	$871	$1,900
I Shares	$61	$192	$335	$750

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$163	$505	$871	$1,900
I Shares	$61	$192	$335	$750

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.28%	3.06%	4.00%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

 Municipal Bond Funds          53

HIGH GRADE MUNICIPAL BOND FUND

Fund Summary

Investment Goal	Yield driven by seeking current income exempt from regular federal income tax other than the alternative minimum tax while preserving capital

Investment Focus	Insured investment grade municipal securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in investment grade municipal securities

Investor Profile	Investors who want income exempt from federal income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the High Grade Municipal Bond Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Up to 20% of the Fund’s assets may also be invested in certain taxable debt securities.

In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within the investment grade municipal securities market, however the Subadviser may invest greater than 25% of the Fund’s assets in Florida municipal securities. The Subadviser anticipates that the Fund’s average weighted maturity will range from 5 to 25 years.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured as to timely payment of principal and interest. Municipal bond insurance is issued by a municipal bond insurance company that insures the Fund will receive payment of principal and interest due on a bond in a timely manner. Municipal bond insurance reduces (but does not eliminate) credit risk.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund’s concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would

54          Municipal Bond Funds

HIGH GRADE MUNICIPAL BOND FUND

cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.38%	−2.41%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.04%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10 Year Municipal Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	–2.03%	1.91%	3.75%

C Shares Returns Before Taxes	1.11%	2.21%	3.65%

I Shares Returns Before Taxes	3.13%	3.10%	4.46%

I Shares Returns After Taxes on Distributions	3.05%	2.94%	4.29%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.24%	3.06%	4.27%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

 Municipal Bond Funds          55

HIGH GRADE MUNICIPAL BOND FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.55%		0.55%	0.55%
Distribution and Service (12b-1) Fees	0.15%	[1]	1.00%	None
Other Expenses[2]	0.11%		0.11%	0.11%
Acquired (Underlying) Fund Fees and Expenses[3]	0.02%		0.02%	0.02%

Total Annual Operating Expenses[4]	0.83%		1.68%	0.68%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

[2]	Other Expenses includes interest expense of 0.04% incurred during the most recent fiscal year with respect to investments in certain inverse floating rate securities.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses and the interest expense noted above, the Total Annual Operating Expense would be 0.77%, 1.62% and 0.62% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

56          Municipal Bond Funds

HIGH GRADE MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$556	$727	$914	$1,452
C Shares	$271	$530	$913	$1,987
I Shares	$69	$218	$379	$847

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$556	$727	$914	$1,452
C Shares	$171	$530	$913	$1,987
I Shares	$69	$218	$379	$847

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.88%	2.92%	4.25%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

 Municipal Bond Funds          57

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Fund Summary

Investment Goal	High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested

Investment Focus	Investment grade municipal securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

Investor Profile	Investors who want to receive tax free current income and an increase in the value of their investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the

58          Municipal Bond Funds

INVESTMENT GRADE TAX-EXEMPT BOND FUND

effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.79%	−1.67%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.40%.

Average Annual Total Returns

This table compares the Fund’s average total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 5 Year Municipal Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	–0.93%	2.27%	4.22%

C Shares Returns Before Taxes	2.18%	2.66%	4.16%

I Shares Returns Before Taxes	4.20%	3.62%	5.12%

I Shares Returns After Taxes on Distributions	4.12%	3.34%	4.52%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.93%	3.37%	4.49%

Lehman Brothers 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.15%	3.25%	4.57%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5 Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds, and pre-funded bonds with maturities between 4 and 6 years.

 Municipal Bond Funds          59

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses[2]	0.07%		0.07%	0.07%
Acquired (Underlying) Fund Fees and Expenses[3]	0.02%		0.02%	0.02%

Total Annual Operating Expenses[4]	0.89%		1.59%	0.59%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year. Other Expenses includes interest expense of 0.01% incurred during the most recent fiscal year with respect to investments in certain inverse floating rate securities.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses and the interest expense noted above, the Total Annual Operating Expense would be 0.86%, 1.56% and 0.56% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

60          Municipal Bond Funds

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$562	$745	$945	$1,519
C Shares	$262	$502	$866	$1,889
I Shares	$60	$189	$329	$738

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$562	$745	$945	$1,519
C Shares	$162	$502	$866	$1,889
I Shares	$60	$189	$329	$738

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	3.98%	3.26%	4.72%

Lehman Brothers 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.15%	3.25%	4.57%

 Municipal Bond Funds          61

MARYLAND MUNICIPAL BOND FUND

Fund Summary

Investment Goal	High current income exempt from regular federal income tax and Maryland income tax, consistent with preservation of capital

Investment Focus	Maryland municipal securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invests primarily in investment grade municipal securities

Investor Profile	Maryland residents who want income exempt from federal and state income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Maryland income tax. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Subadviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. The Fund’s concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will

62          Municipal Bond Funds

MARYLAND MUNICIPAL BOND FUND

segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. A Shares were offered beginning April 13, 2005. Performance prior to April 13, 2005 is that of the I Shares of the Fund, and has not been adjusted to reflect A Share or C Shares expenses. If it had been performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.24%	−2.08%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.49%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10 Year Municipal Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	–2.41%	2.27%	3.79%

C Shares Returns Before Taxes	0.49%	2.39%	3.38%

I Shares Returns Before Taxes	2.50%	3.39%	4.36%

I Shares Returns After Taxes on Distributions	2.49%	3.00%	4.15%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.94%	3.15%	4.16%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.

 Municipal Bond Funds          63

MARYLAND MUNICIPAL BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares		I Shares
Investment Advisory Fees	0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees	0.15%		1.00%		None
Other Expenses	0.07%	[1]	0.07%	[1]	0.07%
Acquired (Underlying) Fund Fees and Expenses[2]	0.02%		0.02%		0.02%

Total Annual Operating Expenses[3]	0.79%		1.64%		0.64%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.77%, 1.62% and 0.62% for A Shares, C Shares and I Shares, respectively.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

64          Municipal Bond Funds

MARYLAND MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$552	$715	$893	$1,406
C Shares	$267	$517	$892	$1,944
I Shares	$65	$205	$357	$798

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$552	$715	$893	$1,406
C Shares	$167	$517	$892	$1,944
I Shares	$65	$205	$357	$798

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.45%	3.27%	4.30%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.31%	5.21%

 Municipal Bond Funds          65

NORTH CAROLINA TAX-EXEMPT BOND FUND

Fund Summary

Investment Goal	Current income exempt from federal and state income taxes for North Carolina residents without undue risk

Investment Focus	North Carolina municipal securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

Investor Profile	North Carolina residents who want income exempt from federal and state income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
What are the principal risks of investing in the Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund’s concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

66          Municipal Bond Funds

NORTH CAROLINA TAX-EXEMPT BOND FUND

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor.

The performance of the predecessor fund has not been adjusted to reflect the Fund’s A share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.36%	−1.07%
(9/30/06)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.67%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10 Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	Since Inception*
A Shares Returns Before Taxes	–2.97%	1.90%

I Shares Returns Before Taxes	2.00%	3.12%

I Shares Returns After Taxes on Distributions	2.00%	3.09%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.60%	3.13%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	3.89%

*	Since inception of the predecessor fund on January 8, 2004.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

 Municipal Bond Funds          67

NORTH CAROLINA TAX-EXEMPT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares		I Shares

Investment Advisory Fees	0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees	0.15%		1.00%		None
Other Expenses	0.06%	[1]	0.06%	[1]	0.06%

Total Annual Operating Expenses[2]	0.76%		1.61%		0.61%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$549	$706	$877	$1,372
C Shares	$264	$508	$876	$1,911
I Shares	$62	$195	$340	$762

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$549	$706	$877	$1,372
C Shares	$164	$508	$876	$1,911
I Shares	$62	$195	$340	$762

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	Since Inception*
A Shares Returns Before Taxes	1.85%	3.15%

Lehman Brothers 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.29%	3.89%

*	Since inception of the predecessor fund on January 8, 2004.

68          Municipal Bond Funds

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Fund Summary

Investment Goal	High current income exempt from federal and Virginia income taxes, consistent with preservation of capital

Investment Focus	Virginia municipal securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity

Investor Profile	Virginia residents who want income exempt from federal and state income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Virginia income tax. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Subadviser tries to limit risk by buying investment grade securities. The Subadviser also considers stability and growth of principal. The Subadviser expects that the Fund’s average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including interest rate swaps. In interest rate swap transactions, there is a risk that yields will move in the direction opposite to the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

 Municipal Bond Funds          69

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Certain transactions and the use of derivatives such as interest rate swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. C Shares were offered beginning on September 1, 2005. Performance prior to this date is that of I Shares of the Fund, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.71%	−2.08%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.49%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 5 Year Municipal Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	–1.39%	2.20%	3.50%

C Shares Returns Before Taxes	1.70%	2.84%	3.83%

I Shares Returns Before Taxes	3.72%	3.32%	4.08%

I Shares Returns After Taxes on Distributions	3.72%	3.01%	3.87%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.71%	3.09%	3.89%

Lehman Brothers 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.15%	3.25%	4.57%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5 Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years.

70          Municipal Bond Funds

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.15%	1.00%	None
Other Expenses	0.05%	0.05%	0.05%

Total Annual Operating Expenses[1]	0.75%	1.60%	0.60%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$263	$505	$871	$1,900
I Shares	$61	$192	$335	$750

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$548	$703	$872	$1,361
C Shares	$163	$505	$871	$1,900
I Shares	$61	$192	$335	$750

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the tables below reflect the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	3.57%	3.19%	4.01%

Lehman Brothers 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.15%	3.25%	4.57%

 Short Duration Funds          71

SHORT-TERM BOND FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Short-term investment grade fixed income securities.

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk

Investor Profile	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which at times may be significant.

In selecting investments for the Fund, the Subadviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

72          Short Duration Funds

SHORT-TERM BOND FUND

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as futures and swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.86%	–1.04%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.23%.

 Short Duration Funds          73

SHORT-TERM BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	3.23%	2.52%	3.70%

C Shares Returns Before Taxes	4.03%	2.46%	3.50%

I Shares Returns After Taxes	6.10%	3.29%	4.17%

I Shares Returns After Taxes on Distributions	4.41%	2.07%	2.53%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.93%	2.09%	2.55%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	6.81%	3.41%	5.03%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

74          Short Duration Funds

SHORT-TERM BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	2.50%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.40%		0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	[1]	1.00%	None
Other Expenses	0.06%		0.06%	0.06%

Total Annual Operating Expenses[2]	0.66%		1.46%	0.46%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

 Short Duration Funds          75

SHORT-TERM BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$316	$456	$609	$1,052
C Shares	$249	$462	$797	$1,746
I Shares	$47	$148	$258	$579

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$316	$456	$609	$1,052
C Shares	$149	$462	$797	$1,746
I Shares	$47	$148	$258	$579

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	5.87%	3.04%	3.97%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	6.81%	3.41%	5.03%

76          Short Duration Funds

SHORT-TERM U.S. TREASURY SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Short term U.S. Treasury securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk

Investor Profile	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Short Term U.S. Treasury Securities Fund invests exclusively in short term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund offers investors the opportunity to capture the advantage of investing in short term bonds over money market instruments. Generally, short term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. The Subadviser tries to select those U.S. Treasury securities that offer the best risk/reward trade off.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

 Short Duration Funds          77

SHORT-TERM U.S. TREASURY SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.64%	–0.94%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 2.18%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Treasury Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	3.99%	1.93%	3.52%

C Shares Returns Before Taxes	4.78%	1.90%	3.41%

I Shares Returns Before Taxes	6.82%	2.61%	3.97%

I Shares Returns After Taxes on Distributions	5.23%	1.56%	2.53%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.40%	1.63%	2.52%

Citigroup 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	7.19%	3.09%	4.73%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years.

78          Short Duration Funds

SHORT-TERM U.S. TREASURY SECURITIES FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	2.50%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares		I Shares

Investment Advisory Fees	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees	0.18%	1.00%		None
Other Expenses	0.09%	0.09%	[1]	0.09%

Total Annual Operating Expenses[2]	0.67%	1.49%		0.49%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$317	$459	$614	$1,064
C Shares	$252	$471	$813	$1,779
I Shares	$50	$157	$274	$616

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$317	$459	$614	$1,064
C Shares	$152	$471	$813	$1,779
I Shares	$50	$157	$274	$616

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	6.64%	2.43%	3.79%

Citigroup 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	7.19%	3.09%	4.73%

 Short Duration Funds          79

ULTRA-SHORT BOND FUND

Fund Summary

Investment Goal	High current income consistent with preserving capital and maintaining liquidity

Investment Focus	Short duration investment grade money market and fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds

Investor Profile	Conservative investors seeking to maximize income consistent with limited share price volatility

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund’s investment in foreign issuers may at times be significant. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not

80          Short Duration Funds

ULTRA-SHORT BOND FUND

hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgaged-backed securities).

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as futures and swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.68%	−0.62%
(9/30/06)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.23%.

 Short Duration Funds          81

ULTRA-SHORT BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
	1 Year	5 Years	Inception*
I Shares Returns Before Taxes	5.32%	3.08%	3.17%

I Shares Returns After Taxes on Distributions	3.46%	1.93%	2.04%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.43%	1.95%	2.04%

Citigroup 6 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	4.94%	3.04%	2.87%

*	Since inception of the I Shares on April 15, 2002.

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6-month U.S. Treasury Bills.

82          Short Duration Funds

ULTRA-SHORT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.22%
Other Expenses	0.11%

Total Annual Operating Expenses	0.33%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
Ultra-Short Bond Fund	0.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$34	$106	$185	$418

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

 Short Duration Funds          83

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Fund Summary

Investment Goal	High current income consistent with preserving capital and maintaining liquidity

Investment Focus	Short duration U.S. government securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds

Investor Profile	Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed

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securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgaged-backed securities).

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.62%	−0.13%
(9/30/07)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.97%.

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Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	5.43%	3.04%	3.15%

I Shares Returns After Taxes on Distributions	3.79%	1.93%	2.06%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.51%	1.95%	2.04%

Citigroup 6 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	4.94%	3.04%	2.86%

*	Since the Inception of I Shares on April 11, 2002.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.20%
Other Expenses	0.13%

Total Annual Operating Expenses[1]	0.33%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares

U.S. Government Securities Ultra-Short Bond Fund	0.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$34	$106	$185	$418

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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More Information About Risk

Below Investment Grade Risk

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Global Strategy Fund
Strategic Income Fund
Total Return Bond Fund
High Yield Funds
High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short Duration Funds
Short-Term Bond Fund
Ultra-Short Bond Fund

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Derivatives Risk

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging, as a substitute for taking a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

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Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Global Strategy Fund
Strategic Income Fund
Total Return Bond Fund
High Yield Funds
High Income Fund
Seix Floating Rate High Income Fund
Short Duration Funds
Short-Term Bond Fund
Ultra-Short Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Exchange-Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates

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will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Global Strategy Fund
Strategic Income Fund
Total Return Bond Fund
High Yield Funds
High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

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Foreign Security Risk

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Global Strategy Fund
Strategic Income Fund
Total Return Bond Fund
High Yield Funds
High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short Duration Funds
Short-Term Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Limited-Term Federal Mortgage Securities Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
High Yield Funds
High Income Fund
Seix High Yield Fund
Short Duration Funds
Short-Term Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately

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determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Municipal Issuer Risk

All Municipal Bond Funds

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund’s municipal securities.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Regional Risk

Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

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Third-Party Ratings

Fund	S&P(1)	Moody’s(2)	NAIC(3)
Ultra-Short Bond Fund	AAf/S1+	Aa/MR1	N/A

U.S. Government Securities Ultra-Short Bond Fund	AAAf/S1+	Aaa/MR1	Bond Mutual Fund

(1)	Standard & Poor’s Ratings Services

(2)	Moody’s Investors Service

(3)	National Association of Insurance Commissioners

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Seix Investment Advisors LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Investment Grade Funds

Intermediate Bond Fund	0.25%

Investment Grade Bond Fund	0.50%

Limited Duration Fund	0.10%

Limited-Term Federal Mortgage Securities Fund	0.50%

Strategic Income Fund	0.60%

Total Return Bond Fund	0.25%

U.S. Government Securities Fund	0.50%

High Yield Funds

High Income Fund	0.60%

Seix Floating Rate High Income Fund	0.45%

Seix High Yield Fund	0.44%

Municipal Bond Funds

Georgia Tax-Exempt Bond Fund	0.55%

High Grade Municipal Bond Fund	0.55%

Investment Grade Tax-Exempt Bond Fund	0.50%

Maryland Municipal Bond Fund	0.55%

North Carolina Tax-Exempt Bond Fund	0.55%

Virginia Intermediate Municipal Bond Fund	0.55%

Short Duration Bond Funds

Short-Term Bond Fund	0.40%

Short-Term U.S. Treasury Securities Fund	0.40%

Ultra-Short Bond Fund	0.22%

U.S. Government Securities Ultra-Short Bond Fund	0.16%

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For its advisory services to the Seix Global Strategy Fund, the Adviser is entitled to receive an annual advisory fee of 0.60% based on the Fund’s average daily net assets.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2008, the asset level of the following Fund had reached a breakpoint in the advisory fee.* Had the Fund’s asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Seix High Yield Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2008. Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2008, Seix had approximately $19.7 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 15 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvisers.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Michael McEachern, CFA, currently serves as President and Senior Portfolio Manager of Seix and served as Managing Director of the Adviser since May 2004. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since its inception. He has more than 24 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Senior High Yield Analyst of the Adviser since May 2004. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has co-managed the

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High Income Fund since August 2006. He has more than 8 years of investment experience.

Mr. George Goudelias currently serves as Managing Director of Seix and served as Managing Director of the Adviser since May 2004. Prior to joining the Adviser, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc., a predecessor of Seix, from February 2001 to May 2004. Mr. Goudelias has co-managed the Seix Floating Rate High Income Fund since its inception. He has more than 22 years of investment experience.

Seix utilizes a team management approach for certain of the Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring. The Chief Investment Officer is a member of each Fund’s management team and is responsible for setting overall investment strategy. In addition, the Chief Investment Officer works with the senior portfolio managers on establishing sector allocation for each of the Funds. Other members of the team provide analytical support including investment research and monitoring credit risks, financial metrics and market conditions.

Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited- Term Federal Mortgage Securities Fund, Total Return Bond Fund and U.S. Government Securities Fund (collectively, the “Investment Grade Funds”)

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Funds’ management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 22 years of investment experience.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has more than 21 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Total Return Bond Fund since 2007. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Total Return Bond Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years investment experience.

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Seix Global Strategy Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years of investment experience.

Strategic Income Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Strategic Income Fund’s management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. McEachern, Mr. Nold, Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2007. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years investment experience.

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Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2002. Mr. Kirkpatrick focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 17 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2003. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

StableRiver Capital Management LLC (“StableRiver”)
50 Hurt Plaza, Suite 1300, Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2008, StableRiver had approximately $33.7 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

The following individuals are primarily responsible for the day-to-day management of the following Funds

Mr. George E. Calvert, Jr. currently serves as Director of StableRiver and served as Vice President of the Adviser since August 2000. He has managed the Maryland Municipal Bond Fund and the Virginia Intermediate Municipal Bond Fund since August 2000. Mr. Calvert has more than 30 years of investment experience.

Mr. Ronald Schwartz, CFA, currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since July 2000. He has managed the High Grade Municipal Bond Fund and the Investment Grade Tax-Exempt Bond Fund since each Fund’s respective inception. He has more than 27 years of investment experience.

Mr. Chris Carter, CFA, currently serves as Director of StableRiver and served as Vice President of the Adviser since July 2003. He has managed the Georgia Tax-Exempt Bond Fund since August 2003 and the North Carolina Tax-Exempt Bond Fund since March 2005. Prior to joining the Adviser, Mr. Carter served as a Portfolio Manager and Assistant Portfolio Manager of Evergreen Investment Management Company from January 2002 to July 2003. He has more than 17 years of investment experience.

The Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund are each managed by a portfolio management team comprised of Mr. H. Rick Nelson, Mr. Robert W. Corner and Mr. Chad Stephens. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over

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all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows.

Mr. Nelson currently serves as Chief Executive Officer and Chief Investment Officer of StableRiver and served as Managing Director of the Adviser since March 2002. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since January 2003 and the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since July 2004. He has more than 26 years of investment experience.

Mr. Corner currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since September 1996. He has co-managed the Short Term Bond Fund since January 2003 and the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since July 2004 after managing each Fund since its respective inception and has co-managed the Short-Term U.S. Treasury Securities Fund since March 2008. He has more than 21 years of investment experience.

Mr. Stephens currently serves as Director of StableRiver and served as Vice President of the Adviser since December 2000. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since March 2008 and the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since August 2006. He has more than 17 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds.

How to Purchase Fund Shares
Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of the RidgeWorth Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

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•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). RidgeWorth Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open even if the NYSE is closed.

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase, sale and exchange orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated

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Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000

C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of the Short-Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of the Limited-Term Federal Mortgage Securities Fund or the Short-Term Bond Fund requested in an amount of $250,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of A Shares or C Shares in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

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For investors who qualify to purchase I shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories, a U.S. resident alien or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled

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to do so by governmental or law enforcement authority.

Sales Charges

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Investment Grade Funds
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Global Strategy Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
High Yield Funds
High Income Fund
Seix High Yield Fund
Municipal Bond Funds
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

	Your Sales Charge	Your Sales Charge
	as a Percentage of	as a Percentage of
If Your Investment is:	Offering Price*	Your Net Investment
Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investment Grade Funds
Limited-Term Federal Mortgage Securities Fund
High Yield Funds
Seix Floating Rate High Income Fund
Short Duration Funds
Short-Term U.S. Treasury Securities Fund
Short-Term Bond Fund

	Your Sales Charge	Your Sales Charge
	as a Percentage of	as a Percentage of
If Your Investment is:	Offering Price*	Your Net Investment
Less than $50,000	2.50%	2.56%

$50,000 but less than $100,000	2.25%	2.30%

$100,000 but less than $250,000	2.00%	2.04%

$250,000 but less than $500,000	1.75%	1.78%

$500,000 but less than $1,000,000	1.50%	1.52%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of RidgeWorth Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

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•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworthfunds.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (“FIFO”) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares purchased through the reinvestment of dividends or capital distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

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Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the Statement of Additional Information for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworthfunds.com.

104

PURCHASING, SELLING AND EXCHANGING FUND SHARES

How to Sell Your Fund Shares
Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire
•	Fax (1-800-451-8377)
•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Medallion Signature Guarantee — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;
•	sent to an address or bank account other than the address or bank account of record;
•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate

                      105

PURCHASING, SELLING AND EXCHANGING FUND SHARES

payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption). Your proceeds from the sale of A Shares or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount
A Shares	$2,000 ($5,000 for Strategic Income Fund)
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares and C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the

106

MARKET TIMING POLICIES AND PROCEDURES

lower and higher applicable sales charges. If you exchange shares into an RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent

                      107

DISTRIBUTION OF FUND SHARES

may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

108

DIVIDENDS AND DISTRIBUTIONS

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table below. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under “Current Approved Fee” in the table below. Fees are shown as a percentage of the average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee
Investment Grade Funds
Intermediate Bond Fund	0.25%	0.25%
Investment Grade Bond Fund	0.35%	0.30%
Limited-Term Federal Mortgage Securities Fund	0.23%	0.20%
Seix Global Strategy Fund	0.35%	0.30%
Strategic Income Fund	0.35%	0.30%
Total Return Bond Fund	0.25%	0.25%
U.S. Government Securities Fund	0.35%	0.30%
High Yield Funds
High Income Fund	0.30%	0.30%
Seix Floating Rate High Income Fund	0.35%	0.30%
Seix High Yield Fund	0.25%	0.25%
Municipal Bond Funds
Georgia Tax-Exempt Bond Fund	0.18%	0.15%
High Grade Municipal Bond Fund	0.18%	0.15%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%
Maryland Municipal Bond Fund	0.15%	0.15%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Short Duration Funds
Short-Term Bond Fund	0.23%	0.20%
Short-Term U.S. Treasury Securities Fund	0.18%	0.18%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund’s C Shares.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by the distribution plan and applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund

                      109

TAXES

receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Statement of Additional Information.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of another RidgeWorth Fund is the same as a sale. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The High Grade Municipal Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state’s income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund the Ultra-Short Bond Fund and the U.S. Government Ultra-Short Bond Fund expect that some portion of each Fund’s distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

More information about taxes is in the Statement of Additional Information.

110

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s (and its predecessor’s) financial performance for the past 5 years or, if shorter, the period of the Fund’s (and its predecessor’s) operations. There is no financial information for the Seix Global Strategy Fund because the Fund did not begin operations until after March 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP except the information for the period ended May 31, 2004 for the North Carolina Tax-Exempt Bond Fund, the information for the year ended October 31, 2003 for the Intermediate Bond Fund, the Limited Duration Fund, the Seix High Yield Fund and the Total Return Bond Fund, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

For a Share Outstanding Throughout the Periods

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Intermediate Bond Fund(4)
A Shares
Year Ended March 31, 2008	$9.95	$0.47		$0.34	$0.81	$(0.46)	$(0.01)	$(0.47)	$10.29	8.39%	$736	0.55%	4.60%	0.55%	254%
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
Period Ended March 31, 2005	10.36	0.13		(0.21)	(0.08)	(0.12)	(0.08)	(0.20)	10.08	(0.82)	1	0.63	2.84	0.63	94
Period Ended October 31, 2004††	10.32	0.02		0.04	0.06	(0.02)	—	(0.02)	10.36	0.53	1	0.71	2.58	0.71	130
C Shares
Year Ended March 31, 2008	9.95	0.28		0.34	0.62	(0.27)	(0.01)	(0.28)	10.29	6.35	9	1.32	3.66	1.32	254
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154
Period Ended March 31, 2005	10.36	0.11		(0.21)	(0.10)	(0.10)	(0.08)	(0.18)	10.08	(0.96)	1	0.91	2.47	1.36	94
Period Ended October 31, 2004††	10.32	0.01		0.04	0.05	(0.01)	—	(0.01)	10.36	0.51	1	1.00	2.22	1.41	130
I Shares
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
Year Ended October 31, 2003	10.12	0.37		0.15	0.52	(0.41)	—	(0.41)	10.23	5.16	28,689	0.45	3.42	0.56	277
Investment Grade Bond Fund
A Shares
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38		(0.10)	0.28	(0.38)	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
Period Ended March 31, 2005†	10.31	0.26		0.18	0.44	(0.25)	—	(0.25)	10.50	4.24	23,687	1.21	2.90	1.26	268
Year Ended May 31, 2004	10.94	0.31	(a)	(0.60)	(0.29)	(0.34)	—	(0.34)	10.31	(2.70)	31,263	1.22	2.90	1.38	119
Year Ended May 31, 2003	10.24	0.38		0.74	1.12	(0.42)	—	(0.42)	10.94	11.16	34,874	1.22	3.45	1.38	137

 111

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Investment Grade Bond Fund
C Shares
Year Ended March 31, 2008	$10.50	$0.40		$0.26	$0.66	$(0.41)	$—	$(0.41)	$10.75	6.40%	$7,709	1.56%	3.83%	1.56%	227%
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31		(0.11)	0.20	(0.31)	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171
Period Ended March 31, 2005†	10.31	0.21		0.19	0.40	(0.20)	—	(0.20)	10.51	3.90	17,923	1.71	2.39	1.84	268
Year Ended May 31, 2004	10.95	0.25	(a)	(0.60)	(0.35)	(0.29)	—	(0.29)	10.31	(3.27)	24,327	1.71	2.40	2.00	119
Year Ended May 31, 2003	10.25	0.31		0.76	1.07	(0.37)	—	(0.37)	10.95	10.61	37,810	1.71	3.01	1.97	137
I Shares
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005†	10.31	0.29		0.19	0.48	(0.28)	—	(0.28)	10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—	(0.38)	10.31	(2.31)	578,345	0.82	3.29	0.84	119
Year Ended May 31, 2003	10.24	0.40		0.76	1.16	(0.46)	—	(0.46)	10.94	11.61	821,342	0.81	3.92	0.83	137
Limited Duration Fund
I Shares
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	—	(0.08)	9.98	0.84	83,315	0.16	2.12	0.16	12
Year Ended October 31, 2004††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20	1.04	0.26	101
Year Ended October 31, 2003	10.00	0.11		(0.02)	0.09	(0.11)	—	(0.11)	9.98	0.92	146,513	0.20	1.10	0.26	244
Limited-Term Federal Mortgage Securities Fund
A Shares
Year Ended March 31, 2008	9.92	0.44	(a)	0.03	0.47	(0.48)	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
Period Ended March 31, 2005†	10.16	0.29		(0.08)	0.21	(0.30)	—	(0.30)	10.07	2.07	5,854	0.90	3.47	1.00	41
Year Ended May 31, 2004	10.57	0.21	(a)	(0.35)	(0.14)	(0.27)	—	(0.27)	10.16	(1.36)	9,495	0.96	2.06	1.17	146
Year Ended May 31, 2003	10.29	0.24	(a)	0.44	0.68	(0.39)	(0.01)	(0.40)	10.57	6.72	13,668	0.96	2.33	1.20	117
C Shares
Year Ended March 31, 2008	9.94	0.36	(a)	0.03	0.39	(0.40)	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81
Period Ended March 31, 2005†	10.18	0.25		(0.07)	0.18	(0.26)	—	(0.26)	10.10	1.81	34,924	1.31	3.04	1.74	41
Year Ended May 31, 2004	10.59	0.17	(a)	(0.35)	(0.18)	(0.23)	—	(0.23)	10.18	(1.71)	70,000	1.31	1.68	1.82	146
Year Ended May 31, 2003	10.31	0.21	(a)	0.43	0.64	(0.35)	(0.01)	(0.36)	10.59	6.33	166,211	1.31	1.97	1.80	117
I Shares
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
Period Ended March 31, 2005†	10.18	0.31		(0.08)	0.23	(0.32)	—	(0.32)	10.09	2.26	407,543	0.66	3.60	0.71	41
Year Ended May 31, 2004	10.59	0.24	(a)	(0.36)	(0.12)	(0.29)	—	(0.29)	10.18	(1.10)	435,446	0.70	2.32	0.75	146
Year Ended May 31, 2003	10.31	0.29	(a)	0.42	0.71	(0.42)	(0.01)	(0.43)	10.59	6.99	320,718	0.70	2.79	0.75	117

112

FINANCIAL HIGHLIGHTS

															Ratio of
														Ratio of	Expenses to
				Net									Ratio of	Net	Average
				Realized									Net	Investment	Net Assets
				and				Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Strategic Income Fund(4)
A Shares
Year Ended March 31, 2008	$9.92	$0.57	(a)	$(0.27)	$0.30	$(0.58)	$—	$—	$(0.58)	$9.64	3.10%	$1,226	0.99%	5.84%	1.00%	439%
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
Period Ended March 31, 2005†	9.82	0.39	(a)	0.49	0.88	(0.37)	—	(0.06)	(0.43)	10.27	9.04	3,795	1.15	4.59	1.37	305
Period Ended May 31, 2004	9.93	0.33	(a)	(0.07)	0.26	(0.31)	—	(0.06)	(0.37)	9.82	2.59	4,181	1.15	5.15	1.60	95
C Shares
Year Ended March 31, 2008	9.88	0.50	(a)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Period Ended March 31, 2005†	9.81	0.37	(a)	0.46	0.83	(0.34)	—	(0.06)	(0.40)	10.24	8.60	79,792	1.42	4.34	1.98	305
Year Ended May 31, 2004	9.99	0.50	(a)	(0.14)	0.36	(0.48)	—	(0.06)	(0.54)	9.81	3.59	117,216	1.43	4.98	2.03	95
Year Ended May 31, 2003	9.80	0.57		0.19	0.76	(0.57)	—	—	(0.57)	9.99	8.16	129,965	1.43	5.67	2.04	52
I Shares
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
Period Ended March 31, 2005†	9.81	0.39	(a)	0.49	0.88	(0.39)	—	(0.06)	(0.45)	10.24	9.10	196,921	0.86	4.55	0.96	305
Year Ended May 31, 2004	9.99	0.55	(a)	(0.14)	0.41	(0.53)	—	(0.06)	(0.59)	9.81	4.15	98,570	0.90	5.53	1.00	95
Year Ended May 31, 2003	9.80	0.61		0.20	0.81	(0.62)	—	—	(0.62)	9.99	8.73	61,906	0.91	6.39	1.01	52
Total Return Bond Fund(4)
A Shares
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46		0.12	0.58	(0.47)	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38		(0.24)	0.14	(0.39)	—	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
Period Ended March 31, 2005	10.60	0.12	(a)	(0.13)	(0.01)	(0.13)	—	(0.05)	(0.18)	10.41	(0.11)	267	0.62	2.78	0.62	150
Year Ended October 31, 2004††	10.49	0.18		0.35	0.53	(0.19)	—	(0.23)	(0.42)	10.60	5.22	417	0.70	2.80	0.83	330
Year Ended October 31, 2003	10.08	0.29		0.34	0.63	(0.22)	—	—	(0.22)	10.49	6.24	303	0.68	2.66	0.68	463
C Shares
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38		0.11	0.49	(0.39)	—	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32		(0.24)	0.08	(0.33)	—	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236
Period Ended March 31, 2005	10.30	0.11		(0.13)	(0.02)	(0.11)	—	(0.05)	(0.16)	10.12	(0.17)	1	1.01	2.50	1.37	150
Period Ended October 31, 2004††	10.25	0.01		0.06	0.07	(0.02)	—	—	(0.02)	10.30	0.65	1	1.10	2.71	1.41	330
I Shares
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	—	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	—	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004††	10.31	0.31		0.23	0.54	(0.32)	—	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
Year Ended October 31, 2003	10.00	0.30		0.35	0.65	(0.34)	—	—	(0.34)	10.31	6.58	33,662	0.45	3.10	0.51	463

 113

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
U.S. Government Securities Fund
A Shares
Year Ended March 31, 2008	$10.29	$0.47		$0.30	$0.77	$(0.47)	$—	$(0.47)	$10.59	7.72%	$3,496	0.85%	4.61%	0.85%	134%
Year Ended March 31, 2007	10.19	0.44		0.11	0.55	(0.45)	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32		(0.17)	0.15	(0.37)	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
Period Ended March 31, 2005†	10.35	0.26		0.08	0.34	(0.28)	—	(0.28)	10.41	3.32	3,080	1.17	3.17	1.28	64
Year Ended May 31, 2004	10.93	0.27	(a)	(0.50)	(0.23)	(0.31)	(0.04)	(0.35)	10.35	(2.17)	8,484	1.22	2.54	1.52	240
Year Ended May 31, 2003	10.47	0.40		0.51	0.91	(0.42)	(0.03)	(0.45)	10.93	8.79	9,333	1.22	3.59	1.45	150
C Shares
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37		0.11	0.48	(0.38)	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27		(0.19)	0.08	(0.30)	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118
Period Ended March 31, 2005†	10.35	0.21		0.08	0.29	(0.23)	—	(0.23)	10.41	2.83	12,229	1.74	2.50	1.85	64
Year Ended May 31, 2004	10.93	0.22	(a)	(0.50)	(0.28)	(0.26)	(0.04)	(0.30)	10.35	(2.67)	18,993	1.73	2.04	1.97	240
Year Ended May 31, 2003	10.48	0.34		0.50	0.84	(0.36)	(0.03)	(0.39)	10.93	8.14	39,423	1.73	3.10	1.93	150
I Shares
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37		(0.20)	0.17	(0.40)	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
Period Ended March 31, 2005†	10.35	0.29		0.09	0.38	(0.31)	—	(0.31)	10.42	3.74	319,058	0.77	3.41	0.80	64
Year Ended May 31, 2004	10.93	0.31	(a)	(0.50)	(0.19)	(0.35)	(0.04)	(0.39)	10.35	(1.77)	298,997	0.81	2.95	0.84	240
Year Ended May 31, 2003	10.47	0.44		0.51	0.95	(0.46)	(0.03)	(0.49)	10.93	9.25	258,585	0.81	4.00	0.84	150
High Income Fund(4)
A Shares
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53		(0.03)	0.50	(0.53)	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
Period Ended March 31, 2005†	7.38	0.44		0.22	0.66	(0.44)	(0.21)	(0.65)	7.39	9.17	739	1.03	7.34	1.39	191
Period Ended May 31, 2004	7.39	0.35	(a)	(0.01)	0.34	(0.35)	—	(0.35)	7.38	4.61	1,508	1.10	7.80	1.88	49
C Shares
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49		(0.03)	0.46	(0.49)	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208
Period Ended March 31, 2005†	7.38	0.42		0.21	0.63	(0.42)	(0.21)	(0.63)	7.38	8.69	52,847	1.40	6.78	1.88	191
Year Ended May 31, 2004	7.16	0.57	(a)	0.22	0.79	(0.57)	—	(0.57)	7.38	11.23	75,693	1.40	7.62	1.98	49
Year Ended May 31, 2003	7.25	0.57		(0.09)	0.48	(0.57)	—	(0.57)	7.16	7.52	64,418	1.40	8.43	2.00	20
I Shares
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005†	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
Year Ended May 31, 2003	7.25	0.61		(0.09)	0.52	(0.61)	—	(0.61)	7.16	8.19	100,852	0.78	8.95	0.93	20

114

FINANCIAL HIGHLIGHTS

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix Floating Rate High Income Fund(4)
A Shares
Year Ended March 31, 2008	$9.99	$0.67	$(1.07)	$(0.40)	$(0.67)	$(0.02)	$(0.69)	$8.90	(4.25)%	$6,591	0.82%	7.01%	0.82%	134%
Period Ended March 31, 2007	9.94	0.60	0.06	0.66	(0.61)	—	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Period Ended March 31, 2008	9.52	0.40	(0.61)	(0.21)	(0.39)	(0.02)	(0.41)	8.90	(2.31)	216	1.49	6.43	1.49	134
I Shares
Year Ended March 31, 2008	9.98	0.70	(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69	0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04	(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
Seix High Yield Fund(4)
A Shares
Year Ended March 31, 2008	10.60	0.77	(1.04)	(0.27)	(0.78)	—	(0.78)	9.55	(2.65)	21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72	0.15	0.87	(0.72)	—	(0.72)	10.60	8.61	29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65	(0.10)	0.55	(0.65)	(0.15)	(0.80)	10.45	5.22	36,291	0.73	5.94	0.73	95
Period Ended March 31, 2005	11.18	0.28	(0.35)	(0.07)	(0.28)	(0.13)	(0.41)	10.70	(0.64)	9,706	0.78	6.12	0.85	42
Year Ended October 31, 2004††	10.75	0.56	0.45	1.01	(0.56)	(0.02)	(0.58)	11.18	9.73	15,975	0.80	6.22	0.88	73
Year Ended October 31, 2003	9.78	0.68	0.82	1.50	(0.53)	—	(0.53)	10.75	15.72	14,992	0.90	6.45	0.93	108
C Shares
Year Ended March 31, 2008	10.83	0.70	(1.05)	(0.35)	(0.71)	—	(0.71)	9.77	(3.40)	4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63	0.15	0.78	(0.63)	—	(0.63)	10.83	7.62	4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58	(0.10)	0.48	(0.58)	(0.15)	(0.73)	10.68	4.45	5,814	1.39	5.25	1.48	95
Period Ended March 31, 2005	11.42	0.26	(0.36)	(0.10)	(0.26)	(0.13)	(0.39)	10.93	(0.89)	3,260	1.41	5.46	1.54	42
Period Ended October 31, 2004††	11.32	0.04	0.10	0.14	(0.04)	—	(0.04)	11.42	1.20	1	1.18	6.29	1.41	73
I Shares
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29	(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72	0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68	0.92	1.60	(0.68)	—	(0.68)	11.09	16.10	1,057,993	0.55	6.67	0.67	108

 115

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Georgia Tax-Exempt Bond Fund
A Shares
Year Ended March 31, 2008	$10.26	$0.38		$(0.32)	$0.06	$(0.35)	$—	$(0.35)	$9.97	0.54%	$4,164	0.74%	3.63%	0.75%	30%
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43
Period Ended March 31, 2005†	10.25	0.27		0.20	0.47	(0.26)	(0.24)	(0.50)	10.22	4.57	2,660	0.86	3.12	0.99	52
Year Ended May 31, 2004	10.90	0.32	(a)	(0.58)	(0.26)	(0.32)	(0.07)	(0.39)	10.25	(2.39)	2,735	0.92	3.06	1.36	100
Year Ended May 31, 2003	10.31	0.35		0.59	0.94	(0.35)	—	(0.35)	10.90	9.29	2,630	0.92	3.34	1.41	17
C Shares
Year Ended March 31, 2008	10.25	0.28		(0.31)	(0.03)	(0.26)	—	(0.26)	9.96	(0.31)	5,063	1.59	2.75	1.60	30
Year Ended March 31, 2007	10.17	0.26		0.12	0.38	(0.29)	(0.01)	(0.30)	10.25	3.81	6,508	1.60	2.74	1.60	61
Year Ended March 31, 2006	10.22	0.27	(a)	(0.04)	0.23	(0.27)	(0.01)	(0.28)	10.17	2.25	9,567	1.57	2.61	1.67	43
Period Ended March 31, 2005†	10.25	0.22		0.20	0.42	(0.21)	(0.24)	(0.45)	10.22	4.09	10,664	1.42	2.56	1.73	52
Year Ended May 31, 2004	10.90	0.27	(a)	(0.58)	(0.31)	(0.27)	(0.07)	(0.34)	10.25	(2.87)	13,351	1.42	2.55	1.84	100
Year Ended May 31, 2003	10.30	0.30		0.60	0.90	(0.30)	—	(0.30)	10.90	8.86	16,591	1.42	2.84	1.84	17
I Shares
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
Period Ended March 31, 2005†	10.24	0.28		0.20	0.48	(0.27)	(0.24)	(0.51)	10.21	4.73	96,503	0.67	3.31	0.71	52
Year Ended May 31, 2004	10.89	0.34	(a)	(0.58)	(0.24)	(0.34)	(0.07)	(0.41)	10.24	(2.18)	98,113	0.71	3.26	0.76	100
Year Ended May 31, 2003	10.29	0.38		0.60	0.98	(0.38)	—	(0.38)	10.89	9.64	98,866	0.71	3.55	0.76	17
High Grade Municipal Bond Fund
A Shares
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33		(0.03)	0.30	(0.33)	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90
Period Ended March 31, 2005†	10.93	0.25		0.11	0.36	(0.25)	(0.13)	(0.38)	10.91	3.24	6,129	0.86	2.65	0.94	66
Year Ended May 31, 2004	11.69	0.30	(a)	(0.56)	(0.26)	(0.30)	(0.20)	(0.50)	10.93	(2.28)	5,906	0.92	2.62	1.13	56
Year Ended May 31, 2003	10.95	0.38		0.79	1.17	(0.38)	(0.05)	(0.43)	11.69	10.89	8,191	0.92	3.29	1.13	62
C Shares
Year Ended March 31, 2008	10.95	0.26		(0.10)	0.16	(0.26)	(0.03)	(0.29)	10.82	1.46	5,069	1.66	2.40	1.66	183
Year Ended March 31, 2007	10.85	0.26		0.12	0.38	(0.26)	(0.02)	(0.28)	10.95	3.49	6,724	1.60	2.37	1.61	128
Year Ended March 31, 2006	10.93	0.24		(0.03)	0.21	(0.24)	(0.05)	(0.29)	10.85	1.95	8,783	1.56	2.22	1.66	90
Period Ended March 31, 2005†	10.96	0.19		0.10	0.29	(0.19)	(0.13)	(0.32)	10.93	2.66	12,347	1.42	2.09	1.73	66
Year Ended May 31, 2004	11.71	0.24	(a)	(0.55)	(0.31)	(0.24)	(0.20)	(0.44)	10.96	(2.68)	19,952	1.42	2.14	1.81	56
Year Ended May 31, 2003	10.97	0.32		0.79	1.11	(0.32)	(0.05)	(0.37)	11.71	10.32	40,241	1.42	2.81	1.80	62
I Shares
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34		(0.03)	0.31	(0.34)	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
Period Ended March 31, 2005†	10.93	0.26		0.10	0.36	(0.26)	(0.13)	(0.39)	10.90	3.31	157,500	0.67	2.84	0.71	66
Year Ended May 31, 2004	11.69	0.32	(a)	(0.56)	(0.24)	(0.32)	(0.20)	(0.52)	10.93	(2.07)	165,065	0.71	2.82	0.75	56
Year Ended May 31, 2003	10.95	0.40		0.79	1.19	(0.40)	(0.05)	(0.45)	11.69	11.13	147,423	0.71	3.54	0.75	62

116

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Investment Grade Tax-Exempt Bond Fund
A Shares
Year Ended March 31, 2008	$11.48	$0.35		$0.15	$0.50	$(0.35)	$(0.03)	$(0.38)	$11.60	4.41%	$10,869	0.87%	3.02%	0.87%	189%
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Year Ended March 31, 2006	11.46	0.29		0.01	0.30	(0.29)	(0.08)	(0.37)	11.39	2.57	16,182	0.99	2.49	0.99	237
Period Ended March 31, 2005†	11.46	0.19		0.19	0.38	(0.20)	(0.18)	(0.38)	11.46	3.28	17,430	1.20	1.93	1.26	178
Year Ended May 31, 2004	12.03	0.23	(a)	(0.33)	(0.10)	(0.22)	(0.25)	(0.47)	11.46	(0.85)	19,086	1.22	1.92	1.36	242
Year Ended May 31, 2003	11.58	0.25		0.91	1.16	(0.25)	(0.46)	(0.71)	12.03	10.42	21,756	1.22	2.16	1.36	329
C Shares
Year Ended March 31, 2008	11.46	0.26		0.16	0.42	(0.27)	(0.03)	(0.30)	11.58	3.69	5,983	1.57	2.33	1.57	189
Year Ended March 31, 2007	11.37	0.26		0.13	0.39	(0.26)	(0.04)	(0.30)	11.46	3.48	7,254	1.55	2.27	1.55	214
Year Ended March 31, 2006	11.44	0.21		0.01	0.22	(0.21)	(0.08)	(0.29)	11.37	1.92	10,284	1.65	1.85	1.67	237
Period Ended March 31, 2005†	11.44	0.14		0.19	0.33	(0.15)	(0.18)	(0.33)	11.44	2.86	15,612	1.70	1.43	1.82	178
Year Ended May 31, 2004	12.01	0.17	(a)	(0.32)	(0.15)	(0.17)	(0.25)	(0.42)	11.44	(1.33)	22,969	1.70	1.45	1.92	242
Year Ended May 31, 2003	11.57	0.20		0.90	1.10	(0.20)	(0.46)	(0.66)	12.01	9.82	32,684	1.70	1.68	1.91	329
I Shares
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
Year Ended March 31, 2006	11.45	0.33		0.01	0.34	(0.33)	(0.08)	(0.41)	11.38	2.92	300,986	0.64	2.84	0.64	237
Period Ended March 31, 2005†	11.44	0.23		0.20	0.43	(0.24)	(0.18)	(0.42)	11.45	3.74	259,542	0.77	2.36	0.80	178
Year Ended May 31, 2004	12.01	0.27	(a)	(0.32)	(0.05)	(0.27)	(0.25)	(0.52)	11.44	(0.45)	205,266	0.81	2.33	0.84	242
Year Ended May 31, 2003	11.57	0.30		0.90	1.20	(0.30)	(0.46)	(0.76)	12.01	10.80	185,485	0.81	2.57	0.84	329
Maryland Municipal Bond Fund(4)
A Shares
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55
C Shares
Year Ended March 31, 2008	10.23	0.27		(0.16)	0.11	(0.27)	(0.01)	(0.28)	10.06	1.05	5,868	1.63	2.67	1.63	23
Year Ended March 31, 2007	10.16	0.28	(a)	0.11	0.39	(0.28)	(0.04)	(0.32)	10.23	3.88	6,873	1.63	2.75	1.63	57
Year Ended March 31, 2006	10.29	0.28		(0.04)	0.24	(0.28)	(0.09)	(0.37)	10.16	2.30	9,333	1.67	2.69	1.70	55
Period Ended March 31, 2005†	10.29	0.21		0.10	0.31	(0.22)	(0.09)	(0.31)	10.29	3.03	13,197	1.63	2.50	1.74	30
Year Ended May 31, 2004	10.96	0.26	(a)	(0.47)	(0.21)	(0.26)	(0.20)	(0.46)	10.29	(1.97)	18,897	1.64	2.46	1.82	15
Year Ended May 31, 2003	10.34	0.27		0.63	0.90	(0.27)	(0.01)	(0.28)	10.96	8.81	29,556	1.64	2.52	1.81	31
I Shares
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
Period Ended March 31, 2005†	10.27	0.30		0.10	0.40	(0.31)	(0.09)	(0.40)	10.27	3.87	31,046	0.64	3.49	0.72	30
Year Ended May 31, 2004	10.94	0.36	(a)	(0.47)	(0.11)	(0.36)	(0.20)	(0.56)	10.27	(1.06)	29,735	0.72	3.39	0.80	15
Year Ended May 31, 2003	10.32	0.37		0.63	1.00	(0.37)	(0.01)	(0.38)	10.94	9.85	30,501	0.70	3.47	0.78	31

 117

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
North Carolina Tax-Exempt Bond Fund(4)
A Shares
Year Ended March 31, 2008	$10.03	$0.34		$(0.34)	$—	$(0.35)	$—	$(0.35)	$9.68	0.01%	$760	0.77%	3.57%	0.77%	76%
Year Ended March 31, 2007	9.88	0.34	(a)	0.15	0.49	(0.34)	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37		0.01	0.38	(0.37)	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.89)	—	—	3.84	—	32
C Shares
Year Ended March 31, 2008(d)	10.04	0.02		(0.01)	0.01	(0.02)	—	(0.02)	10.03	0.12	—	1.62	2.62	1.62	76
Year Ended March 31, 2007	9.89	0.25	(a)	0.15	0.40	(0.25)	—	(0.25)	10.04	4.14	2	1.59	2.56	1.59	84
Year Ended March 31, 2006	9.87	0.30		0.02	0.32	(0.30)	—	(0.30)	9.89	3.23	2	1.58	2.18	1.58	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.90)	—	—	3.70	—	32
I Shares
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35	(a)	0.15	0.50	(0.35)	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31		0.03	0.34	(0.31)	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
Period Ended March 31, 2005†	9.76	0.25		0.14	0.39	(0.25)	(0.03)	(0.28)	9.87	3.97	40,798	0.75	2.78	0.82	32
Period Ended May 31, 2004	10.00	0.09		(0.24)	(0.15)	(0.09)	—	(0.09)	9.76	(1.52)	32,757	0.75	2.45	2.30	20
Virginia Intermediate Municipal Bond Fund(4)
A Shares
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35		0.10	0.45	(0.35)	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33		(0.03)	0.30	(0.33)	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54
Period Ended March 31, 2005†	10.15	0.27		0.05	0.32	(0.27)	(0.09)	(0.36)	10.11	3.14	7,143	0.80	3.16	0.90	46
Year Ended May 31, 2004	10.68	0.33	(a)	(0.44)	(0.11)	(0.33)	(0.09)	(0.42)	10.15	(1.04)	10,566	0.79	3.19	1.04	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.38	10,484	0.79	3.40	1.07	30
C Shares
Year Ended March 31, 2008	10.11	0.27		(0.02)	0.25	(0.27)	—	(0.27)	10.09	2.48	3,101	1.60	2.65	1.60	28
Year Ended March 31, 2007	10.01	0.26		0.10	0.36	(0.26)	—	(0.26)	10.11	3.64	3,289	1.60	2.63	1.61	54
Period Ended March 31, 2006	10.27	0.14		(0.19)	(0.05)	(0.14)	(0.07)	(0.21)	10.01	(0.52)	9	1.62	2.35	1.62	54
I Shares
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36		0.10	0.46	(0.36)	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34		(0.03)	0.31	(0.34)	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
Period Ended March 31, 2005†	10.15	0.28		0.05	0.33	(0.28)	(0.09)	(0.37)	10.11	3.21	176,959	0.71	3.23	0.71	46
Year Ended May 31, 2004	10.68	0.34	(a)	(0.44)	(0.10)	(0.34)	(0.09)	(0.43)	10.15	(1.00)	181,558	0.75	3.23	0.75	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.43	206,432	0.75	3.45	0.75	30

118

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Short-Term Bond Fund
A Shares
Year Ended March 31, 2008	$9.81	$0.43		$0.08	$0.51	$(0.43)	$—	$(0.43)	$9.89	5.30%	$3,767	0.65%	4.38%	0.66%	152%
Year Ended March 31, 2007	9.73	0.41	(a)	0.08	0.49	(0.41)	—	(0.41)	9.81	5.11	3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30		(0.01)	0.29	(0.31)	—	(0.31)	9.73	3.01	5,062	0.77	3.09	0.79	94
Period Ended March 31, 2005†	9.87	0.19		(0.12)	0.07	(0.19)	—	(0.19)	9.75	0.67	5,783	0.89	2.26	1.00	64
Year Ended May 31, 2004	10.07	0.22	(a)	(0.20)	0.02	(0.22)	—	(0.22)	9.87	0.24	5,880	0.91	2.21	1.21	66
Year Ended May 31, 2003	10.04	0.31		0.03	0.34	(0.31)	—	(0.31)	10.07	3.47	5,685	0.91	3.09	1.28	89
C Shares
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	(0.35)	9.89	4.46	3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33	(a)	0.08	0.41	(0.33)	—	(0.33)	9.81	4.29	4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24		(0.01)	0.23	(0.25)	—	(0.25)	9.73	2.34	9,559	1.42	2.44	1.59	94
Period Ended March 31, 2005†	9.86	0.16		(0.11)	0.05	(0.16)	—	(0.16)	9.75	0.46	15,114	1.26	1.88	1.74	64
Year Ended May 31, 2004	10.06	0.19	(a)	(0.20)	(0.01)	(0.19)	—	(0.19)	9.86	(0.11)	23,528	1.26	1.87	1.87	66
Year Ended May 31, 2003	10.03	0.28		0.03	0.31	(0.28)	—	(0.28)	10.06	3.11	32,608	1.26	2.74	1.85	89
I Shares
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	(0.45)	9.87	5.63	390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43	(a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23	426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32		(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24	281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005†	9.84	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.73	0.96	288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24	(a)	(0.19)	0.05	(0.25)	—	(0.25)	9.84	0.45	282,188	0.70	2.42	0.75	66
Year Ended May 31, 2003	10.01	0.33		0.03	0.36	(0.33)	—	(0.33)	10.04	3.70	302,708	0.70	3.34	0.75	89
Short-Term U.S. Treasury Securities Fund
A Shares
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	(0.41)	10.25	8.37	3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37		0.06	0.43	(0.37)	—	(0.37)	9.85	4.46	3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26		(0.11)	0.15	(0.26)	—	(0.26)	9.79	1.52	4,336	0.76	2.60	0.82	151
Period Ended March 31, 2005†	10.10	0.13		(0.11)	0.02	(0.13)	(0.09)	(0.22)	9.90	0.21	6,349	0.84	1.47	0.95	82
Year Ended May 31, 2004	10.35	0.12	(a)	(0.13)	(0.01)	(0.12)	(0.12)	(0.24)	10.10	(0.06)	12,823	0.86	1.20	1.06	131
Year Ended May 31, 2003	10.19	0.20		0.22	0.42	(0.20)	(0.06)	(0.26)	10.35	4.13	15,558	0.86	1.76	1.07	140
C Shares
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	(0.32)	10.25	7.60	8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29		0.06	0.35	(0.29)	—	(0.29)	9.84	3.62	11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.78	0.88	19,958	1.39	1.99	1.65	151
Period Ended March 31, 2005†	10.09	0.10		(0.11)	(0.01)	(0.10)	(0.09)	(0.19)	9.89	(0.03)	33,796	1.12	1.22	1.74	82
Year Ended May 31, 2004	10.34	0.10	(a)	(0.13)	(0.03)	(0.10)	(0.12)	(0.22)	10.09	(0.30)	62,232	1.11	0.97	1.82	131
Year Ended May 31, 2003	10.18	0.17		0.22	0.39	(0.17)	(0.06)	(0.23)	10.34	3.88	127,757	1.11	1.59	1.79	140
I Shares
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	(0.42)	10.26	8.56	62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	(0.39)	9.86	4.64	55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28		(0.11)	0.17	(0.28)	—	(0.28)	9.80	1.70	54,991	0.58	2.79	0.63	151
Period Ended March 31, 2005†	10.11	0.14		(0.11)	0.03	(0.14)	(0.09)	(0.23)	9.91	0.35	69,935	0.65	1.68	0.71	82
Year Ended May 31, 2004	10.36	0.14	(a)	(0.13)	0.01	(0.14)	(0.12)	(0.26)	10.11	0.11	92,371	0.70	1.36	0.76	131
Year Ended May 31, 2003	10.20	0.22		0.22	0.44	(0.22)	(0.06)	(0.28)	10.36	4.31	121,617	0.69	2.07	0.75	140

 119

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Ultra-Short Bond Fund(b)
I Shares
Year Ended March 31, 2008	$10.00	$0.47		$(0.09)	$0.38	$(0.47)	$—	$(0.47)	$9.91	3.89%	$87,892	0.30%	4.72%	0.33%	126%
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36		(0.04)	0.32	(0.36)	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
Period Ended March 31, 2005†	10.05	0.15		(0.05)	0.10	(0.15)	—	(0.15)	10.00	1.22	74,259	0.31	1.89	0.81	44
Year Ended May 31, 2004	10.10	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	10.05	1.01	112,453	0.31	1.50	0.86	83
Year Ended May 31, 2003	10.00	0.20		0.10	0.30	(0.20)	—	(0.20)	10.10	3.16	146,590	0.31	1.84	0.86	56
U.S. Government Securities Ultra-Short Bond Fund(b)
I Shares
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36		(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Period Ended March 31, 2005†	9.95	0.20		(0.05)	0.15	(0.20)	—	(0.20)	9.90	1.36	49,623	0.18	2.02	0.71	42
Year Ended May 31, 2004	10.00	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	9.95	1.01	77,360	0.24	1.25	0.77	109
Year Ended May 31, 2003	9.95	0.20		0.06	0.26	(0.20)	(0.01)	(0.21)	10.00	2.80	95,277	0.23	1.76	0.76	87

120

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

High Income Fund	A Shares	October 27, 2003
Intermediate Bond Fund	A Shares	October 11, 2004
Intermediate Bond Fund	C Shares	October 11, 2004
Maryland Municipal Bond Fund	A Shares	April 13, 2005
North Carolina Tax-Exempt Bond Fund	I Shares	January 8, 2004
North Carolina Tax-Exempt Bond Fund	A Shares	March 21, 2005
North Carolina Tax-Exempt Bond Fund	C Shares	March 21, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix High Yield Fund	C Shares	October 11, 2004
Strategic Income Fund	A Shares	October 8, 2003
Total Return Bond Fund	C Shares	October 11, 2004
Virginia Intermediate Municipal Bond Fund	C Shares	September 1, 2005

(a)	Per share data was calculated using the average shares method.

(b)	Financial Highlights per share amounts for the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund have been adjusted for a 5:1 reverse stock split and 4.974874:1 reverse stock split, respectively which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004 and May 31, 2003.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(d)	Class C was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 25 days during the period for North Carolina Tax-Exempt Bond Fund. The net asset value, end of period, presented for North Carolina Tax-Exempt Bond Fund C Shares was as of April 25, 2007, the last day the fund was operational.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

		Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Georgia Tax-Exempt Bond Fund	0.01	(0.01)	0.16	0.14	0.14
Investment Grade Bond Fund	0.01	(0.01)	0.18	0.14	0.14
Investment Grade Tax-Exempt Bond Fund	(0.01)	0.01	(0.08)	(0.07)	(0.06)
Limited-Term Federal Mortgage Securities Fund	0.04	(0.04)	0.47	0.42	0.36
Maryland Municipal Bond Fund	(0.01)	0.01	(0.07)	(0.06)	—
North Carolina Tax-Exempt Bond Fund	(0.02)	0.02	(0.20)	—	—
Short-Term Bond Fund	0.01	(0.01)	0.08	0.07	0.06
Strategic Income Fund	0.01	(0.01)	0.22	0.14	0.13
U.S. Government Securities Fund	0.02	(0.02)	0.23	0.11	0.17
U.S. Government Securities Ultra-Short Bond Fund	0.01	(0.01)	0.24	—	—

††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Seix High Yield Fund	0.01	(0.01)	0.06	0.05	0.84

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com

Investment Subadvisers:

Seix Investment Advisors LLC	StableRiver Capital Management LLC
10 Mountainview Road, Suite C-200	50 Hurt Plaza, Suite 1300
Upper Saddle River, NJ 07458	Atlanta, GA 30303
seixadvisors.com	stableriver.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Ridgeworth Equity Funds
A, C & I Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Value Funds
Subadviser: Ceredex Value Advisors LLC
• Large Cap Value Equity Fund
• Mid-Cap Value Equity Fund
• Small Cap Value Equity Fund
Core Funds
Subadviser: IronOak Advisors LLC
• Large Cap Core Equity Fund
• Mid-Cap Core Equity Fund
Growth Funds
Subadviser: Silvant Capital Management LLC
• Large Cap Growth Stock Fund
• Select Large Cap Growth Stock Fund
• Small Cap Growth Stock Fund
Subadviser: Zevenbergen Capital Investments LLC
• Aggressive Growth Stock Fund
• Emerging Growth Stock Fund
International/Quantitative Funds
Subadviser: Certium Asset Management LLC
• International Equity Fund
• International Equity Index Fund
• Large Cap Quantitative Equity Fund
130/30 Funds
Subadviser: Alpha Equity Management LLC
• International Equity 130/30 Fund
• Real Estate 130/30 Fund
• U.S. Equity 130/30 Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, the STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, C Shares and I Shares of the Equity Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares, C Shares and I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A Shares

•	Front-end sales charge
•	12b-1 fees
•	$2,000 minimum initial investment
C Shares

•	Contingent deferred sales charge
•	Higher 12b-1 fees
•	$5,000 minimum initial investment

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. On page 2, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

3	Value Funds

3	Large Cap Value Equity Fund

6	Mid-Cap Value Equity Fund

9	Small Cap Value Equity Fund

12	Core Funds

12	Large Cap Core Equity Fund

15	Mid-Cap Core Equity Fund

18	Growth Funds

18	Large Cap Growth Stock Fund

21	Select Large Cap Growth Stock Fund

25	Small Cap Growth Stock Fund

28	Aggressive Growth Stock Fund

31	Emerging Growth Stock Fund

34	International/Quantitative Funds

34	International Equity Fund

37	International Equity Index Fund

41	Large Cap Quantitative Equity Fund

44	130/30 Funds

44	International Equity 130/30 Fund

48	Real Estate 130/30 Fund

52	U.S. Equity 130/30 Fund

56	More Information About Risk

60	More Information About Fund Investments

60	Information About Portfolio Holdings

61	Management

69	Purchasing, Selling and Exchanging Fund Shares

77	Market Timing Policies and Procedures

78	Distribution of Fund Shares

79	Dividends and Distributions

79	Taxes

82	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

                      1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Value Funds
Large Cap Value Equity Fund	A Shares	2/17/1993	SVIIX	76628R664
Large Cap Value Equity Fund	C Shares	6/1/1995	SVIFX	76628R656
Large Cap Value Equity Fund	I Shares	2/12/1993	STVTX	76628R672
Mid-Cap Value Equity Fund	A Shares	10/27/2003	SAMVX	76628R599
Mid-Cap Value Equity Fund	C Shares	11/30/2001	SMVFX	76628R581
Mid-Cap Value Equity Fund	I Shares	11/30/2001	SMVTX	76628R615
Small Cap Value Equity Fund	A Shares	10/9/2003	SASVX	76628R466
Small Cap Value Equity Fund	C Shares	6/6/1997	STCEX	76628R458
Small Cap Value Equity Fund	I Shares	1/31/1997	SCETX	76628R474
Core Funds
Large Cap Core Equity Fund	A Shares	5/7/1993	CFVIX	76628R763
Large Cap Core Equity Fund	C Shares	4/5/1995	CVIBX	76628R755
Large Cap Core Equity Fund	I Shares	9/26/1992	CRVAX	76628R771
Mid-Cap Core Equity Fund	A Shares	1/31/1994	SCAIX	76628R631
Mid-Cap Core Equity Fund	C Shares	6/5/1995	SCMEX	76628R623
Mid-Cap Core Equity Fund	I Shares	2/2/1994	SAGTX	76628R649
Growth Funds
Large Cap Growth Stock Fund	A Shares	6/9/1992	STCIX	76628R730
Large Cap Growth Stock Fund	C Shares	6/1/1995	STCFX	76628R722
Large Cap Growth Stock Fund	I Shares	7/1/1992	STCAX	76628R748
Select Large Cap Growth Stock Fund	A Shares	10/14/2003	SXSAX	76628R532
Select Large Cap Growth Stock Fund	C Shares	12/15/1998	STTFX	76628R524
Select Large Cap Growth Stock Fund	I Shares	12/11/1998	STTAX	76628R540
Small Cap Growth Stock Fund	A Shares	12/10/1999	SCGIX	76628R490
Small Cap Growth Stock Fund	C Shares	10/8/1998	SSCFX	76628R482
Small Cap Growth Stock Fund	I Shares	10/8/1998	SSCTX	76628R516
Aggressive Growth Stock Fund	A Shares	2/23/2004	SAGAX	76628R201
Aggressive Growth Stock Fund	C Shares	2/23/2004	SAGLX	76628R300
Aggressive Growth Stock Fund	I Shares	2/23/2004	SCATX	76628R102
Emerging Growth Stock Fund	A Shares	2/23/2004	SCEAX	76628R805
Emerging Growth Stock Fund	C Shares	2/27/2004	SEGLX	76628R888
Emerging Growth Stock Fund	I Shares	2/23/2004	SEGTX	76628R706
International/Quantitative Funds
International Equity Fund	A Shares	1/2/1996	SCIIX	76628R839
International Equity Fund	C Shares	1/2/1996	SIEFX	76628R821
International Equity Fund	I Shares	1/31/1995	STITX	76628R847
International Equity Index Fund	A Shares	6/6/1994	SIIIX	76628R797
International Equity Index Fund	C Shares	6/8/1995	SIIFX	76628R789
International Equity Index Fund	I Shares	6/6/1994	SIEIX	76628R813
Large Cap Quantitative Equity Fund	A Shares	10/8/2003	SQEAX	76628R698
Large Cap Quantitative Equity Fund	C Shares	10/13/2003	SQELX	76628R680
Large Cap Quantitative Equity Fund	I Shares	8/7/2003	SQETX	76628R714
130/30 Funds
International Equity 130/30 Fund	A Shares	12/27/07	SIELX	76628R862
International Equity 130/30 Fund	C Shares	12/27/07	SCIQX	76628R854
International Equity 130/30 Fund	I Shares	12/27/07	SCEIX	76628R870
Real Estate 130/30 Fund	A Shares	12/27/07	SREGX	76628R565
Real Estate 130/30 Fund	C Shares	12/27/07	SRELX	76628R557
Real Estate 130/30 Fund	I Shares	12/27/07	SRIEX	76628R573
U.S. Equity 130/30 Fund	A Shares	12/27/07	SUEAX	76628R433
U.S. Equity 130/30 Fund	C Shares	12/27/07	SUECX	76628R425
U.S. Equity 130/30 Fund	I Shares	12/27/07	SUEIX	76628R441

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

2

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Subadviser (under the supervision of the Adviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. A Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser and the Subadviser do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

Value Funds          3

LARGE CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. large cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify high dividend-paying, undervalued large cap securities

Investor Profile	Investors who are looking for current income and capital appreciation with less volatility than the average stock fund

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Value Index was between approximately $497 million and $466 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

4
          Value Funds

LARGE CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.35%	–19.89%
(6/30/99)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.87%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000® Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	–2.49%	11.71%	5.44%

C Shares Returns Before Taxes	1.83%	12.25%	5.31%

I Shares Returns Before Taxes	3.75%	13.41%	6.45%

I Shares Returns After Taxes on Distributions	0.65%	12.32%	4.84%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.81%	11.38%	4.73%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	–0.17%	14.63%	7.68%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Value Funds          5

LARGE CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.78%		0.78%	0.78%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.05%		0.05%	0.05%

Total Annual Operating Expenses[2]	1.13%		1.83%	0.83%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$684	$913	$1,161	$1,871
C Shares	$286	$576	$990	$2,148
I Shares	$85	$265	$460	$1,025

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$684	$913	$1,161	$1,871
C Shares	$186	$576	$990	$2,148
I Shares	$85	$265	$460	$1,025

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	3.47%	13.05%	6.07%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	–0.17%	14.63%	7.68%

6
          Value Funds

MID-CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. mid-cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify undervalued mid-cap securities

Investor Profile	Investors who primarily want the value of their investment to grow, but want to receive some income from the investment

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap® Value Index was between approximately $497 million and $18 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Value Funds          7

MID-CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.79%	–23.08%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.60%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap® Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	–0.96%	N/A	14.16%

C Shares Returns Before Taxes	3.58%	16.05%	9.42%

I Shares Returns Before Taxes	5.43%	16.99%	10.29%

I Shares Return After Taxes on Distributions	–0.78%	14.06%	7.83%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.19%	13.57%	7.78%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	–1.42%	17.92%

Since Inception of the C Shares and I Shares			13.37%

Since Inception of the A Shares			15.35%

*	Since inception of the C Shares and I Shares on November 30, 2001 and the A Shares on October 27, 2003.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Value Index is a measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

8
          Value Funds

MID-CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None
	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	1.00%		1.00%	1.00%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.06%		0.06%	0.06%

Total Annual Operating Expenses[2]	1.36%		2.06%	1.06%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$981	$1,277	$2,116
C Shares	$309	$646	$1,108	$2,390
I Shares	$108	$337	$585	$1,294

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$981	$1,277	$2,116
C Shares	$209	$646	$1,108	$2,390
I Shares	$108	$337	$585	$1,294

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	5.10%	15.79%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	–1.42%	15.35%

*	Since inception of the A Shares on October 27, 2003.

Value Funds          9

SMALL CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. small cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify undervalued small cap securities

Investor Profile	Investors who primarily want the value of their investment to grow, but want to receive some income from their investment

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $36 million and $4 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

10
          Value Funds

SMALL CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. A Shares were offered beginning on October 9, 2003. Performance prior to October 9, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
19.82%	–21.99%
(6/30/99)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.51%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000® Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	−4.06%	16.33%	9.69%

C Shares Returns Before Taxes	1.07%	17.47%	9.65%

I Shares Returns Before Taxes	2.03%	18.04%	10.49%

I Shares Returns After Taxes on Distributions	−3.28%	14.75%	8.46%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.03%	15.33%	8.68%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	−9.78%	15.80%	9.06%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Value Funds          11

SMALL CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%[1]	None
Other Expenses	0.05%[2]	0.05%	0.05%[2]

Total Annual Operating Expenses[3]	1.50%	2.20%	1.20%

[1]	The Fund’s Distribution and Service Plans for A Shares and C Shares, respectively, authorizes payment of up to 0.33% of average daily net assets of A Shares and 1.00% of average daily net assets of C Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets of A Shares. Adjusted to reflect the elimination of the limitation on distribution and service fees in place while the Fund was closed to new investors.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$719	$1,022	$1,346	$2,263
C Shares	$323	$688	$1,180	$2,534
I Shares	$122	$381	$660	$1,455

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$719	$1,022	$1,346	$2,263
C Shares	$223	$688	$1,180	$2,534
I Shares	$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the tables below reflect the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	1.81%	17.72%	10.34%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	–9.78%	15.80%	9.06%

12
          Core Funds

LARGE CAP CORE EQUITY FUND

Fund Summary

Investment Goals
Primary	Long-term capital appreciation
Secondary	Current income

Investment Focus	Equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

Investor Profile	Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2008, the market capitalization range of companies in the S&P 500 Index was between approximately $805 million and $465 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Core Funds          13

LARGE CAP CORE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter

16.41%	–18.44%

(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –14.09%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500®. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	–4.91%	12.12%	6.11%

C Shares Returns Before Taxes	–0.74%	12.62%	5.94%

I Shares Returns Before Taxes	1.18%	13.71%	6.92%

I Shares Returns After Taxes on Distributions	–0.65%	12.59%	5.87%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.80%	11.82%	5.69%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	12.83%	5.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

14
          Core Funds

LARGE CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.05%	0.05%	0.05%

Total Annual Operating Expenses[1]	1.11%	1.86%	0.86%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$682	$908	$1,151	$1,849
C Shares	$289	$585	$1,006	$2,180
I Shares	$88	$274	$477	$1,061

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$682	$908	$1,151	$1,849
C Shares	$189	$585	$1,006	$2,180
I Shares	$88	$274	$477	$1,061

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the tables below reflect the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns
Before Taxes	0.87%	13.46%	6.74%

S&P 500 Index (reflects no deduction for fees,
expenses or taxes)	5.49%	12.83%	5.91%

Core Funds          15

MID-CAP CORE EQUITY FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	Mid-cap common stocks

Share Price Volatility	Moderate to high

Principal Investment Strategy	Attempts to identify companies with above average growth potential at an attractive price

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap® Index was between approximately $499 million and $20 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

16
          Core Funds

MID-CAP CORE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.73%	–19.96%
(12/31/98)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –9.94%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap® Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	–1.08%	13.20%	4.76%

C Shares Returns Before Taxes	3.37%	13.83%	4.72%

I Shares Returns Before Taxes	5.27%	14.97%	5.80%

I Shares Returns After Taxes on Distributions	3.17%	14.03%	4.34%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.00%	13.00%	4.37%

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	5.60%	18.21%	9.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Core Funds          17

MID-CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	1.00%		1.00%	1.00%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.07%		0.07%	0.07%

Total Annual Operating Expenses[2]	1.37%		2.07%	1.07%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$984	$1,282	$2,127
C Shares	$310	$649	$1,114	$2,400
I Shares	$109	$340	$590	$1,306

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$984	$1,282	$2,127
C Shares	$210	$649	$1,114	$2,400
I Shares	$109	$340	$590	$1,306

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	4.93%	14.55%	5.38%

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	5.60%	18.21%	9.91%

18
          Growth Funds

LARGE CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	U.S. common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need to receive income on their investment

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $767 million and $465 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

 Growth Funds          19

LARGE CAP GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
22.93%	–14.98%
(12/31/98)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.20%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000® Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	8.65%	7.84%	3.94%

C Shares Returns Before Taxes	13.60%	8.54%	4.02%

I Shares Returns Before Taxes	15.56%	9.66%	5.15%

I Shares Returns After Taxes on Distributions	11.27%	8.56%	3.61%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	15.20%	8.31%	3.95%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.81%	12.11%	3.83%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

20
          Growth Funds

LARGE CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.95%		0.95%	0.95%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.06%		0.06%	0.06%

Total Annual Operating Expenses[2]	1.31%		2.01%	1.01%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

	A Shares	C Shares	I Shares
Large Cap Growth Stock Fund	1.29%	1.99%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$701	$966	$1,252	$2,063
C Shares	$304	$630	$1,083	$2,338
I Shares	$103	$322	$558	$1,236

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$701	$966	$1,252	$2,063
C Shares	$204	$630	$1,083	$2,338
I Shares	$103	$322	$558	$1,236

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	15.28%	9.14%	4.56%

Russell 1000® Growth Index (reflects no deductions for fee, expenses or taxes)	11.81%	12.11%	3.83%

 Growth Funds          21

SELECT LARGE CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. large cap common stocks with higher than average growth potential

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify large cap companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need current income

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Select Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $767 million and $465 billion.

The Fund’s investment philosophy is based on the premise that a portfolio of large cap stocks of companies with strong revenue growth, earnings, cash flow trends, and strong fundamentals will provide superior returns over time. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return characteristics. In selecting investments for the Fund, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Subadviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

22
          Growth Funds

SELECT LARGE CAP GROWTH STOCK FUND

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser’s similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund’s performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund’s performance may have been lower. C Shares and A Shares were offered beginning on December 15, 1998 and October 14, 2003, respectively. Performance between December 11, 1998 and December 15, 1998 with respect to the C Shares and between December 11, 1998 and October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
27.73%	–16.20%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.41%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000 ® Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception
			of the
			Registered
			Mutual
	1 Year	5 Years	Fund*	10 Years**

A Shares Returns Before Taxes	11.52%	9.39%	1.79%	3.73%

C Shares Returns Before Taxes	16.48%	9.85%	1.56%	3.52%

I Shares Returns Before Taxes	18.68%	10.99%	2.61%	4.48%

I Shares Returns After Taxes on Distributions	18.64%	10.96%	2.59%	N/A†

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	12.18%	9.59%	2.24%	N/A†

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.81%	12.11%	1.36%	3.83%

*	Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund.

**	Includes performance of the Adviser’s collective investment fund.

†	It is not possible to reflect the impact of taxes on the collective investment fund’s performance.

 Growth Funds          23

SELECT LARGE CAP GROWTH STOCK FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		C Shares	I Shares
Investment Advisory Fees	0.85%		0.85%	0.85%
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	None
Other Expenses	0.10%		0.10%	0.10%

Total Annual Operating Expenses[2]	1.25%		1.95%	0.95%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses.

24
          Growth Funds

SELECT LARGE CAP GROWTH STOCK FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$695	$949	$1,222	$1,999
C Shares	$298	$612	$1,052	$2,275
I Shares	$97	$303	$522	$1,164

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$695	$949	$1,222	$1,999
C Shares	$198	$612	$1,052	$2,275
I Shares	$97	$303	$522	$1,164

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

			Since
			Inception
			of the
			Registered
			Mutual
	1 Year	5 Years	Fund*	10 Years**

A Shares Returns Before Taxes	18.34%	10.69%	2.46%	4.34%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.81%	12.11%	1.36%	3.83%

*	Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund.

**	Includes performance of the Adviser’s collective investment fund.

 Growth Funds          25

SMALL CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. small cap common stocks of growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify small cap companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need current income

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $36 million and $4 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

26
          Growth Funds

SMALL CAP GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both C Shares and I Shares were offered beginning on October 8, 1998.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.19%	–22.83%
(6/30/03)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –8.77%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000® Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	5.50%	14.61%	12.47%

C Shares Returns Before Taxes	10.42%	15.22%	12.38%

I Shares Returns Before Taxes	12.27%	16.38%	13.53%

I Shares Returns After Taxes on Distributions	5.70%	13.95%	11.90%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	12.95%	13.77%	11.60%

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.05%	16.50%	9.37%

*	Since inception of the C Shares and the I Shares on October 8, 1998.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

 Growth Funds          27

SMALL CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.05%	0.05%[2]	0.05%

Total Annual Operating Expenses[3]	1.50%	2.20%	1.20%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$719	$1,022	$1,346	$2,263
C Shares	$323	$688	$1,180	$2,534
I Shares	$122	$381	$660	$1,455

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$719	$1,022	$1,346	$2,263
C Shares	$223	$688	$1,180	$2,534
I Shares	$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	11.94%	15.98%	13.19%

Russell 2000 Growth® Index (reflects no deduction for fees, expenses or taxes)	7.05%	16.50%	9.37%

*	Since inception of the I Shares on October 8, 1998.

28
          Growth Funds

AGGRESSIVE GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks of multi-cap growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

Investor Profile	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

Subadviser	Zevenbergen Capital Investments LLC

Investment Strategy

Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

 Growth Funds          29

AGGRESSIVE GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.54%	–7.57%
(6/30/07)	(3/31/05)

*	The performance information above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.66%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell 3000® Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	15.67%	8.81%

C Shares Returns Before Taxes	20.89%	9.74%

I Shares Returns Before Taxes	23.12%	10.82%

I Shares Returns After Taxes on Distributions	22.61%	10.71%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	15.71%	9.39%

Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.40%	7.88%

*	Since inception on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the larger 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

30
          Growth Funds

AGGRESSIVE GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.06%	0.06%	0.06%

Total Annual Operating Expenses[2]	1.46%	2.16%	1.16%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$715	$1,010	$1,327	$2,221
C Shares	$319	$676	$1,159	$2,493
I Shares	$118	$368	$638	$1,409

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$715	$1,010	$1,327	$2,221
C Shares	$219	$676	$1,159	$2,493
I Shares	$118	$368	$638	$1,409

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	22.73%	10.49%

Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.40%	7.88%

*	Since inception on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

 Growth Funds          31

EMERGING GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks of small and mid-cap growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify securities of small and mid-cap companies with favorable prospects for future revenue, earnings and/or cash flow growth

Investor Profile	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

Subadviser	Zevenbergen Capital Investments LLC

Investment Strategy

Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund invests primarily in stocks of small and mid-cap growth companies. The Subadviser considers small and mid-cap growth companies to be primarily companies with market capitalizations from $300 million up to the highest capitalization of those companies included in the Russell Midcap® Growth Index (and as annually reconstituted.) As of July 1, 2008, the highest capitalization of a company in the Russell Midcap® Growth Index was approximately $20 billion. The Subadviser emphasizes initial investment in companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

32
          Growth Funds

EMERGING GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.84	–6.78%
(3/31/06)	(6/30/06)

*	The performance information above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –21.94%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell Midcap® Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	17.85%	10.33%

C Shares Returns Before Taxes	23.19%	10.96%

I Shares Returns Before Taxes	25.47%	12.41%

I Shares Returns After Taxes on Distributions	22.50%	11.71%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	17.46%	10.47%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	11.43%

Since Inception of the A Shares and I Shares		11.95%

Since Inception of the C Shares		11.52%

*	Since inception of the A Shares and I Shares on February 23, 2004 and the C Shares on February 27, 2004.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-cap segment of the U.S. equity market. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

 Growth Funds          33

EMERGING GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.07%	0.07%	0.07%

Total Annual Operating Expenses[2]	1.47%	2.17%	1.17%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years

A Shares	$716	$1,013	$1,332	$2,231
C Shares	$320	$679	$1,164	$2,503
I Shares	$119	$372	$644	$1,420

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years

A Shares	$716	$1,013	$1,332	$2,231
C Shares	$220	$679	$1,164	$2,503
I Shares	$119	$372	$644	$1,420

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	25.07%	12.03%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	11.43%	11.95%

*	Since inception of the A Shares on February 23, 2004.

34
          International/Quantitative Funds

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign common stocks

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify companies with good fundamentals or a history of consistent growth

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Subadviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Subadviser diversifies the Fund’s investments among at least three foreign countries.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

 International/Quantitative Funds          35

INTERNATIONAL EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
18.75%	–19.71%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.30%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI® EAFE®) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	4.03%	18.71%	6.38%

C Shares Returns Before Taxes	8.56%	19.29%	6.26%

I Shares Returns Before Taxes	10.65%	20.50%	7.39%

I Shares Returns After Taxes on Distributions	7.80%	19.68%	6.09%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.85%	18.08%	5.83%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI® EAFE® Index is a widely-recognized, market capitalization-weighted equity index comprising 21 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately then aggregated, without change, into regional MSCI Indices. EAFE Performance data is calculated in U.S. dollars and in local currency.

36
          International/Quantitative Funds

INTERNATIONAL EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.11%	1.11%	1.11%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses[2]	0.11%	0.11%	0.11%

Total Annual Operating Expenses[3]	1.52%	2.22%	1.22%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$721	$1,028	$1,356	$2,283
C Shares	$325	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$721	$1,028	$1,356	$2,283
C Shares	$225	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	10.35%	20.12%	7.02%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

 International/Quantitative Funds          37

INTERNATIONAL EQUITY INDEX FUND

Fund Summary

Investment Goal	Investment results that correspond to the performance of the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investment Focus	Foreign equity securities in the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Share Price Volatility	High

Principal Investment Strategy	Statistical analysis to track the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of passively managed international stocks

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Subadviser chooses companies included in the MSCI® EAFE® Index (GDP Weighted) Net Dividend, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Subadviser may not be able to match the performance of the Fund’s benchmark.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

38
          International/Quantitative Funds

INTERNATIONAL EQUITY INDEX FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter

21.26%	–20.53%

(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.25%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East–Gross Domestic Product (MSCI® EAFE® Index (GDP Weighted)) Net Dividend and the MSCI® EAFE® Index (GDP Weighted) Price Only. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	5.45%	20.33%	8.32%

C Shares Returns Before Taxes	10.08%	20.95%	8.24%

I Shares Returns Before Taxes	12.17%	22.19%	9.39%

I Shares Returns After Taxes on Distributions	11.64%	21.77%	8.64%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.33%	19.61%	7.94%

MSCI® EAFE® Index (GDP Weighted), Net Dividend* (reflects no deduction for fees, expenses or taxes)	12.88%	23.43%	10.14%

MSCI® EAFE® Index (GDP Weighted) Price Only (reflects no deduction for fees, expenses or taxes)	10.35%	20.78%	8.24%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the MSCI® EAFE® Index (GDP Weighted) Price Only to the MSCI® EAFE® Index (GDP Weighted) Net Dividend in order to better reflect the Fund’s receipt of dividends from the securities it holds.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI® EAFE® Index (GDP Weighted) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed counties. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect of the market capitalization of the various companies operating in each country. The MSCI® EAFE® Index (GDP Weighted) Net Dividend measures the market performance including both price performance and income from dividend payments. The MSCI® EAFE® Index (GDP Weighted) Price Only measures only the price performance of the market.

 International/Quantitative Funds          39

INTERNATIONAL EQUITY INDEX FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.10%	0.10%[2]	0.10%
Acquired (Underlying) Fund Fees and Expenses[3]	0.01%	0.01%	0.01%

Total Annual Operating Expenses[4]	0.90%	1.60%	0.60%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata shares of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.
Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.89%, 1.59% and 0.59% for A Share, C Shares and I Shares, respectively.

[4]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

40
          International/Quantitative Funds

INTERNATIONAL EQUITY INDEX FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$662	$845	$1,045	$1,619
C Shares	$263	$505	$871	$1,900
I Shares	$61	$192	$335	$750

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$662	$845	$1,045	$1,619
C Shares	$163	$505	$871	$1,900
I Shares	$61	$192	$335	$750

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	11.87%	21.75%	8.96%

MSCI® EAFE® Index (GDP Weighted) Net Dividend* (reflects no deduction for fees, expenses or taxes)	12.88%	23.43%	10.14%

MSCI® EAFE® Index (GDP Weighted) Price Only (reflects no deduction for fees, expenses or taxes)	10.35%	20.78%	8.24%

*	Effective March 31, 2008, the Fund transitioned the benchmark from the MSCI® EAFE® Index (GDP Weighted) Price Only to the MSCI® EAFE® Index (GDP Weighted) Net Dividend in order to better reflect the Fund’s receipt of dividends from the securities it holds.

 International/Quantitative Funds          41

LARGE CAP QUANTITATIVE EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. common stocks of companies with positive fundamental and market characteristics

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify companies with above average price appreciation potential within specific market sectors by utilizing quantitative methods,

Investor Profile	Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

Subadviser	Certium Asset Management LLC

Investment Strategy
Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2008, the market capitalization range of companies in the S&P 500 Index was between approximately $805 million and $465 billion. The Fund may also invest in small and mid-cap companies so long as the Subadviser determines they have growth potential.

The Fund utilizes disciplined quantitative modeling to objectively and consistently identify what the models determine to be the most attractive companies across the market and within each sector. The quantitative factors within the sector model are weighted based on their historical ability to be predictive within each sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.

This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

42
          International/Quantitative Funds

LARGE CAP QUANTITATIVE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.52%	–3.07%
(12/31/04)	(9/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –10.79%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500 Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	1.16%	9.27%

C Shares Returns Before Taxes	5.66%	9.38%

I Shares Returns Before Taxes	7.61%	13.90%

I Shares Returns After Taxes on Distributions	3.85%	11.64%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.65%	10.93%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	N/A

Since Inception of the A Shares	N/A	10.66%

Since Inception of the C Shares	N/A	10.40%

Since Inception of the I Shares	N/A	11.81%

*	Since inception of the A Shares on October 8, 2003, the C Shares on October 13, 2003, and the I Shares on August 7, 2003.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

 International/Quantitative Funds          43

LARGE CAP QUANTITATIVE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[1]	0.09%	0.09%	0.09%

Total Annual Operating Expenses[2]	1.19%	1.94%	0.94%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$689	$931	$1,192	$1,935
C Shares	$297	$609	$1,047	$2,264
I Shares	$96	$300	$520	$1,155

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$689	$931	$1,192	$1,935
C Shares	$197	$609	$1,047	$2,264
I Shares	$96	$300	$520	$1,155

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	7.34%	10.80%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	10.66%

*	Since inception of the A Shares on October 8, 2003.

44
          130/30 Funds

INTERNATIONAL EQUITY 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign equity securities

Share Price Volatility	High

Principal Investment Strategy	Establish long and short positions in equity securities of non-U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the International Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

 130/30 Funds          45

INTERNATIONAL EQUITY 130/30 FUND

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

46
          130/30 Funds

INTERNATIONAL EQUITY 130/30 FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses[2]
— Dividend Expense on Short Sales[3]	0.87%	0.87%	0.87%
— Other Operating Expenses	0.29%	0.29%	0.29%

Total Other Expenses	1.16%	1.16%	1.16%

Total Annual Operating Expenses[4]	2.71%	3.41%	2.41%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.84%, 2.54% and 1.54% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.85%, 2.55% and 1.55% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

 130/30 Funds          47

INTERNATIONAL EQUITY 130/30 FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$833	$1,368
C Shares	$444	$1,048
I Shares	$244	$751

If you do not sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$833	$1,368
C Shares	$344	$1,048
I Shares	$244	$751

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

48
          130/30 Funds

REAL ESTATE 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment, are willing to accept the increased risks of real estate investing for the possibility of higher returns, and want exposure to a portfolio of real estate related stocks

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the Real Estate 130/30 Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. The Subadviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

 130/30 Funds          49

REAL ESTATE 130/30 FUND

What are the principal risks of investing in this fund?

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities. Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For further information about these and other risks, see “More Information About Risk.”

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          130/30 Funds

REAL ESTATE 130/30 FUND

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.
After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses[2]
— Dividend Expense on Short Sales[3]	1.35%	1.35%	1.35%
— Other Operating Expenses	0.20%	0.20%	0.20%

Total Other Expenses	1.55%	1.55%	1.55%

Total Annual Operating Expenses[4]	3.10%	3.80%	2.80%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.75%, 2.45% and 1.45% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.75%, 2.45% and 1.45% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

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REAL ESTATE 130/30 FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years

A Shares	$870	$1,477
C Shares	$482	$1,161
I Shares	$283	$868

If you do not sell your shares at the end of the period:

	1 Year	3 Years

A Shares	$870	$1,477
C Shares	$382	$1,161
I Shares	$283	$868

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

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          130/30 Funds

U.S. EQUITY 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Equity securities of U.S. companies

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the U.S. Equity 130/30 Fund investsat least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. The Fund is generally managed to be 100% net long. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

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U.S. EQUITY 130/30 FUND

What are the principal risks of investing in this fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

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          130/30 Funds

U.S. EQUITY 130/30 FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses[2]
— Dividend Expense on Short Sales[3]	0.41%	0.41%	0.41%
— Other Fund Operating Expenses	0.20%	0.20%	0.20%

Total Other Expenses	0.61%	0.61%	0.61%

Total Annual Operating Expenses[4]	2.01%	2.71%	1.71%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.60%, 2.30% and 1.30% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.60%, 2.30% and 1.30% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

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U.S. EQUITY 130/30 FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$767	$1,169
C Shares	$374	$841
I Shares	$174	$539

If you do not sell your shares at the end of the period:

	1 Year	3 Years
A Shares	$767	$1,169
C Shares	$274	$841
I Shares	$174	$539

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

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More Information About Risk
Borrowing Risk

All 130/30 Funds

A Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Derivatives Risk

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging, as a substitute for taking a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by the credit worthiness of the counterparty and/or using an exchange as an intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

International Equity Fund
International Equity Index Fund
International Equity 130/130 Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be

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emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Foreign Security Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be

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somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Large Company Risk

Value Funds
Large Cap Value Equity Fund
Mid-Cap Value Equity Fund

Core Funds
All Core Funds

Growth Funds
Large Cap Growth Stock Fund
Select Large Cap Growth Stock Fund
Aggressive Growth Stock Fund

International/Quantitative Funds
All International/Quantitative Funds

130/30 Funds
All 130/30 Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage Risk

All 130/30 Funds

Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Real Estate Risk

Real Estate 130/30 Fund

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors, however, such distributions are taxable to investors in the REIT. To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax

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laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Short Sales Risk

All 130/30 Funds

A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve additional costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not initiate a short sale unless it is able to borrow the shares and must then deliver the shares to the buyer to complete the transaction. The Fund may not be able to borrow a security that it wishes to short or the lender of the shares may, at any time, recall the loaned shares which would force the Fund to purchase the shares in the open market at the then current price. In addition, the Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long positions to cover accumulated losses in the short portfolio. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security from another lender for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender with securities purchases in the open market or with an amount equal to the cost of purchasing the securities.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a

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segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Smaller Company Risk

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies a Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult for a Fund to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.

Tracking Error Risk

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund’s objective. A Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

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Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Alpha Equity Management LLC and Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Value Funds
Large Cap Value Equity Fund	0.78%
Mid-Cap Value Equity Fund	1.00%
Small Cap Value Equity Fund	1.14%
Core Funds
Large Cap Core Equity Fund	0.81%
Mid-Cap Core Equity Fund	1.00%
Growth Funds
Large Cap Growth Stock Fund	0.95%
Select Large Cap Growth Stock Fund	0.85%
Small Cap Growth Stock Fund	1.14%
Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.10%
International/Quantitative Funds
International Equity Fund	1.11%
International Equity Index Fund	0.49%
Large Cap Quantitative Equity Fund	0.85%

For its advisory services to the Funds listed below, the Adviser is entitled to receive annual advisory fees based on the respective Fund’s average daily net assets as follows:

Fund	Fee

International Equity 130/30 Fund	1.25%
Real Estate 130/30 Fund	1.25%
U.S. Equity 130/30 Fund	1.10%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

International Equity Fund	1.15%
International Equity Index Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Value Equity Fund	0.80%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory

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agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements appears in the annual report to shareholders for the period ended March 31, 2008.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Alpha Equity Management LLC (“Alpha Equity”)
90 State House Square, Suite 1100, Hartford, Connecticut 06103 and 405 Park Avenue, Suite 803, New York, New York, 10022
www.alphaequityllc.com

Alpha Equity, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2007 through a transaction in which its predecessor organization, founded in 2000, transferred its investment advisory business to Alpha Equity. Alpha Equity serves as subadviser to the 130/30 Funds. As of June 30, 2008, Alpha Equity had approximately $330 million in assets under management.

Alpha Equity is one of the pioneers in active extension (130/30) products. The firm specializes in quantitative strategies engineered to generate alpha through all market cycles. It has developed a track record in international, real estate and domestic short-extension strategies. Alpha Equity selects, buys and sells securities for the 130/30 Funds.

Alpha Equity employs a team approach in managing the Funds. Each of the individuals primarily responsible for the day-to-day management of the Funds has an asset class specialty or an investment process specialty. The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Kevin Means, CFA, is the founder of Alpha Equity and its predecessor and has been Managing Partner and Chief Investment Officer of Alpha Equity and its predecessor since February 2000. As Real Estate Portfolio Manager, he has been primarily responsible for stock selection in the Real Estate 130/30 Fund since its inception. He has more than 20 years of investment experience.

Mr. Vince Fioramonti, CFA, has been Partner and Director of Trading and Operations of Alpha Equity and its predecessor since November 2002. As Senior International Portfolio Manager, he has been primarily responsible for stock selection in the International Equity 130/30 Fund since its inception. He has more than 19 years of investment experience.

Mr. Donald Townswick, CFA, has been Partner and Director of Research of Alpha Equity and its predecessor since August 2004. As U.S. Portfolio Manager, he has been primarily responsible for stock selection in the U.S. Equity 130/30 Fund since its inception. Prior to joining Alpha Equity, Mr. Townswick served as Senior Portfolio Manager and Director of Quantitative Research with ING Aeltus Investment Management Inc. from July 1994 until June 2004. He has more than 15 years of investment experience.

Mr. Neil Kochen, CFA, has been Partner and Chief Risk Officer of Alpha Equity and its predecessor since March, 2006. Mr. Kochen has monitored the risk characteristics of the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund since each Fund’s inception. As Asset Allocation Strategist, he is also responsible for top-down country, currency, sector, and industry exposures in each of the Funds. Prior to joining Alpha Equity, Mr. Kochen served as Chief Investment Officer — Equities and Chief Risk Officer with ING Aeltus Investment Management

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Inc. from January 2000 until June 2004. He has more than 22 years of investment experience.

Related Performance of Alpha Equity

The following tables set forth Alpha Equity Management’s (Alpha Equity) historical performance data (as of the dates indicated) relating to the three actual, fee-paying, discretionary private limited partnerships (“hedge funds”) managed by Alpha Equity, that have investment objectives, policies, strategies and risks substantially similar to those of each of the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund. The data is provided to illustrate the past performance of Alpha Equity in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of each of the 130/30 Funds. Investors should not rely upon this information for investing purposes and should not consider this performance data as an indication of future performance of the each of the 130/30 Funds or of Alpha Equity. Nor is the performance representative of what the 130/30 Funds may have achieved had Alpha Equity managed the 130/30 Funds during that period.

Alpha Equity’s composite performance data shown below was calculated on a time weighted basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. Brokerage commissions and other execution costs, borrowing costs, and interest expenses on margin are all included in the returns presented. Net returns also reflect the deduction of an investment advisory fee of 1%, and an incentive allocation (fee) of 20% of the profits above the benchmark index return. Returns do not reflect any provision for federal or state income taxes or custody fees. Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Returns are calculated by geometrically linking monthly returns. Each of the private partnerships utilized some degree of leverage which may have more positively benefited performance in a given year as compared to its unleveraged benchmark. Furthermore, as international investing also involves additional risks and volatility that include (but are not limited to) market inefficiencies, accounting dissimilarities, availability of company specific information, time zone differences, economic and political instability, and fluctuating interest and currency exchange rates, future international fund returns may differ to a greater degree from those shown below.

The three private partnerships presented are not subject to the same types of expenses to which each of the 130/30 Funds is subject, nor to the diversification requirements, specific tax restrictions, cash flows and investment limitations imposed on each of the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private partnerships could have been adversely affected if they had been regulated as investment companies under the federal securities laws. Cash flows in private limited partnerships are fairly stable and can be reasonably anticipated. The 130/30 Funds’ cash flows cannot be comparatively predicted and thus may also negatively affect future returns. In addition, the performance results for the private partnerships may have been lower if the expenses to which each of the 130/30 Funds is subject were applied. The investment results of the private partnerships were not calculated pursuant to the methodology established by the SEC that will be used to calculate performance results of the Fund. The use of a methodology different from that used below to calculate performance could potentially result in significantly different and/or lower performance returns.

All information set forth in the tables below relies on data supplied by Alpha Equity or from statistical services, reports or other sources believed by Alpha Equity to be reliable. The Adviser did not participate in and is not responsible for these calculations. The private partnerships have been subject to an annual audit of their year-end net asset values since their inception. However, the percentage return information presented has not been audited. Please refer to Alpha Equity’s Form ADV Part II for additional information regarding Alpha Equity’s fee structure and other material information.

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Ceredex Value Advisors LLC (“Ceredex”)
300 South Orange Avenue, Suite 1600, Orlando, Florida 32801
www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2008, Ceredex had approximately $2.6 billion in assets under management.

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Mills Riddick, CFA, currently serves as President and Chief Investment Officer of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Value Equity Fund since April 1995. He has more than 26 years of investment experience.

Mr. Brett Barner, CFA, currently serves as Managing Director of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Small Cap Value Equity Fund since its inception. He has more than 23 years of investment experience.

Mr. Don Wordell, CFA, currently serves as Managing Director of Ceredex and served as Director of the Adviser since December 2005. He has managed the Mid-Cap Value Equity Fund since December 2003, after co-managing the Fund since its inception. He has more than 12 years of investment experience.
Certium Asset Management LLC (“Certium”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.certiumllc.com

Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and quantitative equity investment management team. As of June 30, 2008, Certium had approximately $2.8 billion in assets under management.

Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Chad Deakins, CFA, currently serves as President and Chief Executive Officer of Certium and served as Managing Director of the Adviser since May 2000. He has co-managed the International Equity Index Fund since March 2005, after managing the Fund since 1999. He has managed the Large Cap Quantitative Equity Fund since October 2007 and the International Equity Fund since May 2000. He has more than 14 years of investment experience.

Mr. Matthew Welden, currently serves as Director of Certium and served as a Director of the Adviser since July 2006 after having served as an Equity Trader from August 1999 to June 2006. He has co-managed the International Equity Index Fund since April 2008. He has more than 9 years of investment experience.

IronOak Advisors LLC (“IronOak”)
919 East Main Street, Richmond Virginia 23219
www.ironoakadvisors.com

IronOak, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 21 years functioning as RidgeWorth’s core style investment management team. As of June 30, 2008, IronOak had

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approximately $2 billion in assets under management.

IronOak, specializes in core equity strategies for institutional investors. Its portfolio managers purchase stocks considered to be “on sale” under prevailing market conditions, regardless of whether they are growth or value, and build core portfolios that are positioned to benefit from opportunities they believe are overlooked.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Jeffrey E. Markunas, CFA, currently serves as President and Chief Investment Officer of IronOak and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Core Equity Fund since its inception. He has more than 24 years of investment experience.

Mr. Charles B. Arrington, CFA, currently serves as Director of IronOak and served as Director of the Adviser since January 2006, after serving as Vice President since 1997. He has managed the Fund since August 2008 after having co-managed the Mid-Cap Core Equity Fund since January 2007. He has more than 25 years of investment experience.

Silvant Capital Management LLC (“Silvant”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.silvantcapital.com

Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2008, Silvant had approximately $5.4 billion in assets under management.

Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Growth Stock Fund and the Select Large Cap Growth Stock Fund since March 2007 and the Small Cap Growth Stock Fund since February 2007. He has more than 17 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as Managing Director of Silvant and served as Managing Director of the Adviser since June 2000. He has co-managed the Select Large Cap Growth Stock Fund since March 2007 after managing the Fund since January 2007. He has more than 36 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of Silvant and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since March 2007. He has more than 13 years of investment experience.

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Zevenbergen Capital Investments LLC (“ZCI”)
601 Union Street, Seattle, Washington 98101 www.zci.com

ZCI, a majority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as sub-adviser to the RidgeWorth Aggressive Growth and Emerging Growth Funds. As of June 30, 2008, ZCI had approximately $2.2 billion in assets under management.

ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation.

ZCI selects, buy and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Advisor and the Board of Trustees.

The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer of ZCI since January 1987. She has co-managed the Funds since each Fund’s respective inception. She has more than 26 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst of ZCI since 1992. She has co-managed the Funds since each Fund’s respective inception. She has more than 25 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for ZCI since 1995. She has co-managed the Funds since each Fund’s respective inception. She has more than 13 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds.

How To Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds. Once your securities account is established, you may buy shares of the Funds by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as

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fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorthFunds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase, sale and exchange orders to financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time,

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please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Although the Funds, except the International Equity Fund, the International Equity Index Fund and the International Equity 130/30 Fund, invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of A Shares or C Shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your

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bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification — A Shares, C Shares and I Shares

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories, a U.S. resident alien or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

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The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

	Your Sales Charge as	Your Sales Charge
	a Percentage of	as a Percentage of
If Your Investment is:	Offering Price*	Your Net Income

Less than $50,000	5.75%	6.10%

$50,000 but less than $100,000	4.75%	4.99%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of RidgeWorth Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

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You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworthfunds.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account

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(“IRA”). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the Statement of Additional Information for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus the front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworthfunds.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary.

Medallion Signature Guarantee — A Shares, C Shares and I Shares

A medallion Signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in

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proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares and C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

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MARKET TIMING POLICIES AND PROCEDURES

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a

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DISTRIBUTION OF FUND SHARES

shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under “Current Approved Fee” in the table that

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follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee

Value Funds
Large Cap Value Equity Fund	0.33%	0.30%
Mid-Cap Value Equity Fund	0.35%	0.30%
Small Cap Value Equity Fund	0.33%	0.30%
Core Funds
Large Cap Core Equity Fund	0.25%	0.25%
Mid-Cap Core Equity Fund	0.35%	0.30%
Growth Funds
Large Cap Growth Stock Fund	0.35%	0.30%
Select Large Cap Growth Stock Fund	0.35%	0.30%
Small Cap Growth Stock Fund	0.35%	0.30%
Aggressive Growth Stock Fund	0.35%	0.30%
Emerging Growth Stock Fund	0.35%	0.30%
International/Quantitative Funds
International Equity Fund	0.33%	0.30%
International Equity Index Fund	0.35%	0.30%
Large Cap Quantitative Equity Fund	0.25%	0.25%
130/30 Funds
International Equity 130/30 Fund	0.35%	0.30%
Real Estate 130/30 Fund	0.35%	0.30%
U.S. Equity 130/30 Fund	0.35%	0.30%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Fund may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

The International Equity Fund, the International Equity Index Fund and the International Equity 130/30 Fund distribute net investment income annually. All other Funds distribute net investment income quarterly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital

80

TAXES

gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Because the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund will have both long and short positions in equity securities, each Fund anticipates that a smaller portion of its income dividends will be qualified dividend income eligible for taxation a the long-term capital gains rate than if each Fund held only long positions in equity securities. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

With respect to the Real Estate 130/30 Fund, the Fund may at times find it necessary to reclassify income after it issues your tax reporting statement. This can result from rules in the Internal Revenue Code that effectively prevent regulated investment companies such as the Fund and REITS in which the Fund invests from ascertaining with certainty until after the calendar year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV on or about February 28 to reflect reclassified information. If you receive a corrected Form 1099-DIV, use the information on this Form, and not the information on your original statement, in completing your tax returns.

For non-US investors in the Real Estate 130/30 Fund, such investors may also be subject to U.S. estate tax on their investment in the Fund. They also have special certification requirements that, if not met, can subject them to backup withholding on any dividends, distributions and redemption proceeds that they receive from the Fund. Each of these subjects is discussed in greater detail in the “Distributions and Taxes — Non-U.S. investors” section of the Statement of Additional Information.

The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes a non-U.S. person subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Under a look-through rule, if the Fund is classified as a “qualified investment entity,” Fund distributions from short- or long-term capital gains that are attributable to gain from the sale or disposition of a U.S. real property interest and which are paid to non-U.S. investors that own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution may be subject to U.S. withholding tax at a rate of 35%. You might also, in this case, be required to file a nonresident U.S. income tax return. Even if you do not own more than 5% of a class of Fund shares, Fund distributions to you that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends (rather than as short- or long-term capital gains) subject to withholding at a 30% or lower treaty rate. The Fund will be classified as a “qualified investment entity” if, in general, more than 50% of its assets consist of interests in U.S. REITs and U.S. real property holding corporations

                      81

TAXES

(e.g., a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate).

For a more detailed discussion on investment in U.S. real property, including the circumstances under which a sale or redemption of Fund shares may result in FIRPTA gain to you, see the section, “Distributions and Taxes — Non-U.S. investors — Investments in U.S. real property” in the Statement of Additional Information.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund, the International Equity Index Fund and the International Equity 130/30 Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

More information about taxes is in the Statement of Additional Information.

82

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Value Equity Fund
A Shares
Year Ended March 31, 2008	$15.08	$0.24		$(1.16)	$(0.92)	$(0.24)		$(1.62)	$(1.86)		$12.30	(7.37)%	$47,400	1.13%	1.63%	1.13%	116%
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)		(0.57)	(0.76)		15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26	1.45	(0.19)		—	(0.19)		13.82	11.61	67,845	1.16	1.43	1.17	104
Period Ended March 31, 2005	11.43	0.11		1.16	1.27	(0.14)		—	(0.14)		12.56	11.18	75,462	1.20	1.18	1.20	87
Year Ended May 31, 2004	9.70	0.11	(a)	1.73	1.84	(0.11)		—	(0.11)		11.43	19.10	73,257	1.28	1.01	1.31	67
Year Ended May 31, 2003	11.01	0.12		(1.32)	(1.20)	(0.11)		—	(0.11)		9.70	(10.85)	65,294	1.28	1.29	1.32	46
C Shares
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)		(1.62)	(1.76)		12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)		(0.57)	(0.66)		14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25	1.34	(0.09)		—	(0.09)		13.68	10.86	44,257	1.85	0.74	1.86	104
Period Ended March 31, 2005	11.31	0.03		1.15	1.18	(0.06)		—	(0.06)		12.43	10.46	53,147	1.88	0.49	1.89	87
Year Ended May 31, 2004	9.60	0.03	(a)	1.72	1.75	(0.04)		—	(0.04)		11.31	18.27	57,403	2.02	0.27	2.07	67
Year Ended May 31, 2003	10.90	0.05		(1.31)	(1.26)	(0.04)		—	(0.04)		9.60	(11.56)	49,007	2.02	0.55	2.10	46
I Shares
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)		(1.62)	(1.90)		12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)		(0.57)	(0.80)		15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)		—	(0.23)		13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15	1.30	(0.18)		—	(0.18)		12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74	1.89	(0.15)		—	(0.15)		11.47	19.58	715,928	0.90	1.40	0.90	67
Year Ended May 31, 2003	11.05	0.15		(1.33)	(1.18)	(0.14)		—	(0.14)		9.73	(10.54)	681,899	0.89	1.68	0.89	46
Mid-Cap Value Equity Fund(4)
A Shares
Year Ended March 31, 2008	12.97	0.12	(a)	(1.14)	(1.02)	(0.20	)(b)	(2.22)	(2.42	)(b)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		(2.17)	(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)		(1.28)	(1.37)		13.10	19.09	2,435	1.46	0.72	1.49	169
Period Ended March 31, 2005	10.94	0.08		1.31	1.39	(0.09)		—	(0.09)		12.24	12.73	1,724	1.62	0.74	1.93	117
Period Ended May 31, 2004	9.39	0.02	(a)	1.55	1.57	(0.02)		—	(0.02)		10.94	16.73	610	1.60	0.24	4.23	95
C Shares
Year Ended March 31, 2008	12.91	0.07	(a)	(1.18)	(1.11)	(0.11	)(b)	(2.22)	(2.33	)(b)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		(2.17)	(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)		(1.28)	(1.30)		13.06	18.47	6,366	2.03	0.13	2.17	169
Period Ended March 31, 2005	10.90	0.04		1.32	1.36	(0.05)		—	(0.05)		12.21	12.47	6,888	1.91	0.54	2.39	117
Year Ended May 31, 2004	8.58	(0.01	)(a)	2.33	2.32	—		—	—		10.90	27.06	7,880	1.90	(0.11)	2.74	95
Year Ended May 31, 2003	10.92	0.01		(2.16)	(2.15)	(0.01)		(0.18)	(0.19)		8.58	(19.58)	5,744	1.90	0.03	2.85	71
I Shares
Year Ended March 31, 2008	13.02	0.19	(a)	(1.18)	(0.99)	(0.23	)(b)	(2.22)	(2.45	)(b)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)	(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)	(1.41)		13.14	19.49	243,534	1.13	1.03	1.16	169
Period Ended March 31, 2005	10.95	0.11		1.33	1.44	(0.12)		—	(0.12)		12.27	13.25	209,088	1.22	1.19	1.32	117
Year Ended May 31, 2004	8.62	0.05	(a)	2.33	2.38	(0.05)		—	(0.05)		10.95	27.71	147,185	1.26	0.53	1.36	95
Year Ended May 31, 2003	10.95	0.05		(2.16)	(2.11)	(0.04)		(0.18)	(0.22)		8.62	(19.05)	99,854	1.25	0.63	1.35	71

 83

FINANCIAL HIGHLIGHTS

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Small Cap Value Equity Fund(4)
A Shares
Year Ended March 31, 2008	$17.20	$0.14		$(1.63)	$(1.49)	$(0.14)		$(4.54)	$(4.68)		$11.03	(11.48)%	$4,887	1.44%	0.94%	1.44%	75%
Year Ended March 31, 2007	20.79	0.05		1.24	1.29	(0.06)		(4.82)	(4.88)		17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06		5.36	5.42	(0.06)		(4.32)	(4.38)		20.79	30.44	5,317	1.45	0.22	1.48	58
Period Ended March 31, 2005	18.18	(0.01	)(a)	3.13	3.12	(0.02)		(1.53)	(1.55)		19.75	17.26	4,616	1.47	(0.05)	1.61	17
Period Ended May 31, 2004	15.75	0.03	(a)	2.41	2.44	(0.01)		—	(0.01)		18.18	15.51	4,088	1.55	0.30	2.15	44
C Shares
Year Ended March 31, 2008	16.76	0.14		(1.57)	(1.43)	(0.14)		(4.54)	(4.68)		10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05		1.20	1.25	(0.06)		(4.82)	(4.88)		16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06		5.26	5.32	(0.06)		(4.32)	(4.38)		20.39	30.41	45,388	1.45	0.23	1.70	58
Period Ended March 31, 2005	17.91	(0.01	)(a)	3.09	3.08	(0.01)		(1.53)	(1.54)		19.45	17.27	43,664	1.50	(0.07)	2.25	17
Year Ended May 31, 2004	13.55	(0.10	)(a)	4.46	4.36	—		—	—		17.91	32.20	46,192	2.26	(0.64)	2.45	44
Year Ended May 31, 2003	14.43	(0.04)		(0.84)	(0.88)	—		—	—		13.55	(6.10)	34,064	2.31	(0.40)	2.50	29
I Shares
Year Ended March 31, 2008	17.35	0.18		(1.65)	(1.47)	(0.17)		(4.54)	(4.71)		11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)		(4.82)	(4.93)		17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)		(4.32)	(4.42)		20.93	30.70	762,709	1.20	0.48	1.20	58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)		(1.53)	(1.59)		19.86	17.57	726,904	1.21	0.22	1.21	17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)		—	(0.06)		18.26	33.56	682,567	1.25	0.38	1.25	44
Year Ended May 31, 2003	14.54	0.08		(0.82)	(0.74)	(0.07)		—	(0.07)		13.73	(5.09)	518,468	1.24	0.64	1.24	29
Large Cap Core Equity Fund
A Shares
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17	)(b)	(1.73)	(1.90	)(b)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)		(1.27)	(1.48)		17.97	12.25	46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)		(0.70)	(0.84)		17.36	12.50	45,851	1.15	0.90	1.15	55
Period Ended March 31, 2005	14.83	0.14		1.77	1.91	(0.15)		(0.38)	(0.53)		16.21	12.86	44,743	1.18	0.97	1.23	44
Year Ended May 31, 2004	12.31	0.12	(a)	2.51	2.63	(0.11)		—	(0.11)		14.83	21.45	45,808	1.18	0.84	1.36	51
Year Ended May 31, 2003	13.91	0.11		(1.61)	(1.50)	(0.10)		—	(0.10)		12.31	(10.74)	36,305	1.18	0.88	1.38	52
C Shares
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05	)(b)	(1.73)	(1.78	)(b)	14.03	(11.27)	46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)		(1.27)	(1.36)		17.56	11.40	68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)		(0.70)	(0.72)		17.00	11.69	78,348	1.90	0.15	1.90	55
Period Ended March 31, 2005	14.54	0.03		1.74	1.77	(0.04)		(0.38)	(0.42)		15.89	12.12	88,741	1.93	0.23	1.99	44
Year Ended May 31, 2004	12.08	0.01	(a)	2.47	2.48	(0.02)		—	(0.02)		14.54	20.58	97,899	1.93	0.09	2.17	51
Year Ended May 31, 2003	13.66	—		(1.56)	(1.56)	(0.02)		—	(0.02)		12.08	(11.41)	74,261	1.93	0.11	2.20	52
I Shares
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(b)	(1.73)	(1.94	)(b)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)		(0.38)	(0.56)		16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)		—	(0.13)		14.72	21.76	782,665	1.00	1.03	1.00	51
Year Ended May 31, 2003	13.80	0.13		(1.60)	(1.47)	(0.12)		—	(0.12)		12.21	(10.58)	598,862	0.99	1.05	0.99	52
Mid-Cap Core Equity Fund
A Shares
Year Ended March 31, 2008	13.28	0.04	(a)	(1.22)	(1.18)	(0.06)		(1.34)	(1.40)		10.70	(10.02)	8,614	1.37	0.29	1.37	58
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)		(0.99)	(1.02)		13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)		(0.62)	(0.65)		13.12	19.32	16,009	1.47	0.25	1.48	138
Period Ended March 31, 2005	9.92	0.02		1.64	1.66	(0.01)		—	(0.01)		11.57	16.79	14,556	1.63	0.21	1.68	68
Year Ended May 31, 2004	8.42	0.02	(a)	1.51	1.53	(0.03)		—	(0.03)		9.92	18.16	17,125	1.68	0.20	1.87	126
Year Ended May 31, 2003	9.47	(0.05	)(a)	(1.00)	(1.05)	—		—	—		8.42	(11.09)	12,137	1.68	(0.68)	1.92	144

84

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Mid-Cap Core Equity Fund
C Shares
Year Ended March 31, 2008	$12.16	$(0.05	)(a)	$(1.09)	$(1.14)	$(0.02)	$(1.34)	$(1.36)	$9.66	(10.62)%	$7,308	2.07%	(0.41)%	2.07%		58%
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—	(0.99)	(0.99)	12.16	8.51	10,854	2.07	(0.58)	2.07		189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—	(0.62)	(0.62)	12.15	18.44	13,499	2.13	(0.42)	2.14		138
Period Ended March 31, 2005	9.30	0.01		1.50	1.51	—	—	—	10.81	16.24	14,557	2.21	(0.37)	2.28		68
Year Ended May 31, 2004	7.92	(0.04	)(a)	1.43	1.39	(0.01)	—	(0.01)	9.30	17.51	15,998	2.28	(0.41)	2.54		126
Year Ended May 31, 2003	8.97	(0.10	)(a)	(0.95)	(1.05)	—	—	—	7.92	(11.71)	12,013	2.28	(1.33)	2.60		144
I Shares
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)	(1.34)	(1.43)	11.26	(9.73)	185,543	1.07	0.56	1.07		58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)	(0.99)	(1.05)	13.89	9.59	333,976	1.07	0.43	1.07		189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)	(0.62)	(0.69)	13.67	19.68	410,459	1.12	0.63	1.13		138
Period Ended March 31, 2005	10.32	0.07		1.70	1.77	(0.06)	—	(0.06)	12.03	17.17	214,660	1.20	0.64	1.22		68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57	1.63	(0.05)	—	(0.05)	10.32	18.70	177,128	1.23	0.64	1.26		126
Year Ended May 31, 2003	9.79	(0.03	)(a)	(1.02)*	(1.05)*	—	—	—	8.74	(10.73)	118,092	1.22	(0.31)	1.25		144
Large Cap Growth Stock Fund
A Shares
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)	(3.40)	(3.43)	9.27	0.68	66,115	1.30	0.16	1.31		109
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)	(0.55)	(0.59)	12.19	4.69	80,848	1.28	0.18	1.28		79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—	(0.26)	(0.26)	12.20	6.97	104,733	1.50	(0.22)	1.50		74
Period Ended March 31, 2005	11.82	(0.04	)(a)	0.06	0.02	—	(0.18)	(0.18)	11.66	0.15	126,895	1.86	(0.38)	1.90		72
Year Ended May 31, 2004	10.63	(0.10	)(a)	1.29	1.19	—	—	—	11.82	11.19	145,883	1.88	(0.91)	2.00		106
Year Ended May 31, 2003	11.89	(0.10	)(a)	(1.16)	(1.26)	—	—	—	10.63	(10.60)	141,488	1.88	(0.98)	2.00		69
C Shares
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)	(3.40)	(3.41)	8.37	(0.08)	27,949	2.00	(0.54)	2.01		109
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)	(0.55)	(0.56)	11.36	3.96	37,356	1.98	(0.52)	1.98		79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—	(0.26)	(0.26)	11.46	6.27	51,883	2.07	(0.79)	2.08		74
Period Ended March 31, 2005	11.22	(0.07	)(a)	0.07	—	—	(0.18)	(0.18)	11.04	(0.02)	75,786	2.21	(0.74)	2.24		72
Year Ended May 31, 2004	10.15	(0.15	)(a)	1.22	1.07	—	—	—	11.22	10.54	100,472	2.35	(1.38)	2.43		106
Year Ended May 31, 2003	11.40	(0.14	)(a)	(1.11)	(1.25)	—	—	—	10.15	(10.96)	94,505	2.35	(1.45)	2.45		69
I Shares
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)	(3.40)	(3.45)	9.95	0.92	633,291	1.00	0.45	1.01		109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)	(0.55)	(0.61)	12.86	5.08	1,105,504	0.98	0.48	0.98		79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)	(0.26)	(0.28)	12.83	7.33	1,296,236	1.06	0.22	1.07		74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)	(0.18)	(0.21)	12.22	0.76	1,493,213	1.19	0.31	1.21		72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—	—	—	12.33	11.89	1,248,636	1.23	(0.25)	1.24		106
Year Ended May 31, 2003	12.24	(0.03	)(a)	(1.19)	(1.22)	—	—	—	11.02	(9.97)	1,090,549	1.22	(0.32)	1.24		69
Select Large Cap Growth Stock Fund(4)
A Shares
Year Ended March 31, 2008	26.73	—	(a)	1.33	1.33	—	—	—	28.06	4.98	556	1.24	—	1.25		62
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—	—	—	26.73	4.13	371	1.28	0.26	1.29		160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)	—	(0.08)	25.67	7.21	468	1.39	(0.11)	1.41		82
Period Ended March 31, 2005	23.26	0.03	(a)	0.77	0.80	(0.04)	—	(0.04)	24.02	3.42	667	1.62	0.13	2.00		51
Period Ended May 31, 2004	22.32	(0.10	)(a)	1.04	0.94	—	—	—	23.26	4.21	365	1.65	(0.71)	4.48	(c)	49
C Shares
Year Ended March 31, 2008	24.93	(0.20	)(a)	1.25	1.05	—	—	—	25.98	4.21	26,596	1.95	(0.74)	1.95		62
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—	—	—	24.93	3.40	32,895	1.98	(0.44)	1.99		160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)	—	(0.02)	24.11	6.46	48,412	2.07	(0.80)	2.08		82
Period Ended March 31, 2005	22.04	(0.09	)(a)	0.72	0.63	—	—	—	22.67	2.86	67,950	2.23	(0.47)	2.28		51
Year Ended May 31, 2004	19.85	(0.29	)(a)	2.48	2.19	—	—	—	22.04	11.03	92,966	2.31	(1.34)	2.41		49
Year Ended May 31, 2003	22.45	(0.20	)(a)	(2.40)	(2.60)	—	—	—	19.85	(11.58)	110,085	2.31	(1.07)	2.40		58

 85

FINANCIAL HIGHLIGHTS

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and			Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized		Dividends		Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital		and		End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Select Large Cap Growth Stock Fund(4)
I Shares
Year Ended March 31, 2008	$26.92	$0.08	(a)	$1.35	$1.43	$(0.03)	$—		$(0.03)		$28.32	5.30%	$96,704	0.94%	0.28%	0.95%		62%
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)	—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98		160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)	—		(0.13)		25.83	7.54	74,481	1.07	0.21	1.08		82
Period Ended March 31, 2005	23.31	0.10	(a)	0.77	0.87	(0.04)	—		(0.04)		24.14	3.74	98,982	1.22	0.52	1.25		51
Year Ended May 31, 2004	20.78	(0.06	)(a)	2.59	2.53	—	—		—		23.31	12.18	144,732	1.25	(0.28)	1.25		49
Year Ended May 31, 2003	23.25	—	(a)	(2.47)	(2.47)	—	—		—		20.78	(10.62)	198,429	1.24	(0.01)	1.24		58
Small Cap Growth Stock Fund
A Shares
Year Ended March 31, 2008	19.96	(0.16	)(a)	(0.28)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	12.88	(7.33)	16,490	1.49	(0.87)	1.50		126
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—	(1.19)		(1.19)		19.96	(8.06)	24,320	1.46	(0.81)	1.46		139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—	(1.66)		(1.66)		23.02	27.13 ##	59,896	1.51	(1.00)	1.54		98
Period Ended March 31, 2005	19.92	(0.14	)(a)	2.23	2.09	—	(2.45)		(2.45)		19.56	10.26	38,954	1.61	(0.84)	1.73		70
Year Ended May 31, 2004	15.00	(0.22	)(a)	5.14	4.92	—	—		—		19.92	32.80	40,590	1.61	(1.20)	1.88		107
Year Ended May 31, 2003	17.12	(0.17	)(a)	(1.70)	(1.87)	—	(0.25)		(0.25)		15.00	(10.77)	21,887	1.61	(1.23)	1.93		96
C Shares
Year Ended March 31, 2008	18.46	(0.27	)(a)	(0.17)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	11.38	(7.98)	14,323	2.20	(1.57)	2.21		126
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—	(1.19)		(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16		139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—	(1.66)		(1.66)		21.53	26.27 ##	36,242	2.18	(1.67)	2.18		98
Period Ended March 31, 2005	19.06	(0.23	)(a)	2.13	1.90	—	(2.45)		(2.45)		18.51	9.71	35,322	2.22	(1.46)	2.24		70
Year Ended May 31, 2004	14.45	(0.34	)(a)	4.95	4.61	—	—		—		19.06	31.90	40,354	2.31	(1.90)	2.40		107
Year Ended May 31, 2003	16.62	(0.26	)(a)	(1.66)	(1.92)	—	(0.25)		(0.25)		14.45	(11.40)	25,601	2.31	(1.93)	2.46		96
I Shares
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	13.53	(7.09)	490,675	1.19	(0.57)	1.20		126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—	(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16		139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—	(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18		98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—	(2.45)		(2.45)		19.99	10.60	940,775	1.22	(0.46)	1.22		70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—	—		—		20.25	33.31	789,650	1.25	(0.83)	1.25		107
Year Ended May 31, 2003	17.28	(0.12	)(a)	(1.72)	(1.84)	—	(0.25)		(0.25)		15.19	(10.50)	567,714	1.24	(0.87)	1.24		96
Aggressive Growth Stock Fund(4)
A Shares
Year Ended March 31, 2008	12.53	(0.13	)(a)	(0.11)	(0.24)	—	(0.41)		(0.41)		11.88	(2.46)	893	1.46	(.99)	1.46		59
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—		—		12.53	3.04	553	1.47	(1.10)	1.47		49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—		—		12.16	23.58	331	1.50	(0.94)	1.55		30
Period Ended March 31, 2005	9.99	(0.09	)(a)	(0.06)	(0.15)	—	—		—		9.84	(1.50)	140	1.58	(1.14)	5.56		42
Period Ended May 31, 2004	10.00	(0.03	)(a)	0.02	(0.01)	—	—		—		9.99	(0.10)	49	1.65	(1.25)	11.29	(b)	2
C Shares
Year Ended March 31, 2008	12.27	(0.22	)(a)	(0.10)	(0.32)	—	(0.41)		(0.41)		11.54	(3.17)	2,493	2.16	(1.71)	2.16		59
Year Ended March 31, 2007	12.00	(0.20	)(a)	0.47	0.27	—	—		—		12.27	2.25	3,536	2.16	(1.78)	2.16		49
Year Ended March 31, 2006	9.78	(0.17	)(a)	2.39	2.22	—	—		—		12.00	22.70	5,223	2.17	(1.63)	2.27		30
Period Ended March 31, 2005	9.97	(0.15	)(a)	(0.04)	(0.19)	—	—		—		9.78	(1.91)	5,795	2.19	(1.75)	2.56		42
Period Ended May 31, 2004	10.00	(0.04	)(a)	0.01	(0.03)	—	—		—		9.97	(0.30)	65	2.10	(1.69)	8.78	(b)	2
I Shares
Year Ended March 31, 2008	12.64	(0.09	)(a)	(0.11)	(0.20)	—	(0.41)		(0.41)		12.03	(2.12)	306,709	1.16	(0.70)	1.16		59
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—		—		12.64	3.27	323,303	1.17	(0.79)	1.17		49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—		—		12.24	23.77	254,412	1.19	(0.61)	1.23		30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—	—		—		9.89	(1.10)	58,988	1.22	(0.79)	1.45		42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—	—		—		10.00	0.00	20,501	1.22	(0.74)	1.61		2

86

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Emerging Growth Stock Fund(4)
A Shares
Year Ended March 31, 2008	$12.83	$(0.14	)(a)	$(0.39)	$(0.53)	$—	$(1.38)	$(1.38)	$10.92	(6.52)%	$632	1.47%	(1.01)%	1.47%		117%
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49		103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55		107
Period Ended March 31, 2005	9.59	(0.11	)(a)	(0.14)	(0.25)	—	—	—	9.34	(2.61)	86	1.59	(1.40)	6.91		64
Period Ended May 31, 2004	10.00	(0.04	)(a)	(0.37)	(0.41)	—	—	—	9.59	(4.10)	39	1.65	(1.46)	13.36	(b)	11
C Shares
Year Ended March 31, 2008	12.59	(0.23	)(a)	(0.36)	(0.59)	—	(1.38)	(1.38)	10.62	(7.14)	93	2.17	(1.71)	2.17		117
Year Ended March 31, 2007	12.59	(0.22	)(a)	0.22	—	—	—	—	12.59	0.00	99	2.17	(1.84)	2.18		103
Year Ended March 31, 2006	9.29	(0.20	)(a)	3.50	3.30	—	—	—	12.59	35.52	107	2.17	(1.82)	2.21		107
Period Ended March 31, 2005	9.58	(0.15	)(a)	(0.14)	(0.29)	—	—	—	9.29	(3.03)	34	2.11	(1.92)	13.65		64
Period Ended May 31, 2004	10.14	(0.05	)(a)	(0.51)	(0.56)	—	—	—	9.58	(5.52)	34	2.11	(1.95)	18.36	(b)	11
I Shares
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17		117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18		103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24		107
Period Ended March 31, 2005	9.60	(0.08	)(a)	(0.14)	(0.22)	—	—	—	9.38	(2.29)	20,494	1.23	(1.03)	1.51		64
Period Ended May 31, 2004	10.00	(0.03	)(a)	(0.37)	(0.40)	—	—	—	9.60	(4.00)	12,891	1.22	(1.04)	1.69		11
International Equity Fund
A Shares
Year Ended March 31, 2008	16.67	0.28	(a)	(0.74)	(0.46)	(0.30)	(2.30)	(2.60)	13.61	(4.45)	12,288	1.51	1.70	1.51		141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)	—	(0.23)	16.67	18.00	14,277	1.52	1.05	1.52		81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)	—	(0.11)	14.34	24.15 #	11,805	1.62	1.14	1.63		59
Period Ended March 31, 2005	10.03	0.01		1.67	1.68	(0.07)	—	(0.07)	11.64	16.78	8,480	1.72	0.47	1.75		39
Year Ended May 31, 2004	7.92	0.04	(a)	2.17	2.21	(0.10)	—	(0.10)	10.03	29.97	7,056	1.83	0.46	2.06		58
Year Ended May 31, 2003	9.21	0.04		(1.30)	(1.26)	(0.03)	—	(0.03)	7.92	(13.70)	6,408	1.83	0.59	2.22		89
C Shares
Year Ended March 31, 2008	15.76	0.17	(a)	(0.70)	(0.53)	(0.19)	(2.30)	(2.49)	12.74	(5.09)	6,662	2.21	1.07	2.21		141
Year Ended March 31, 2007	13.58	0.05		2.25	2.30	(0.12)	—	(0.12)	15.76	16.97	8,429	2.22	0.35	2.22		81
Year Ended March 31, 2006	11.01	—		2.57	2.57	—	—	—	13.58	23.34 #	8,584	2.31	0.51	2.32		59
Period Ended March 31, 2005	9.49	(0.02	)(a)	1.54	1.52	—	—	—	11.01	16.03	8,248	2.40	(0.21)	2.45		39
Year Ended May 31, 2004	7.50	(0.01	)(a)	2.06	2.05	(0.06)	—	(0.06)	9.49	27.32	7,606	2.53	(0.15)	2.86		58
Year Ended May 31, 2003	8.75	(0.01)		(1.24)	(1.25)	—	—	—	7.50	(14.29)	5,678	2.53	(0.17)	3.03		89
I Shares
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)	(2.30)	(2.64)	13.77	(4.16)	1,089,572	1.21	2.06	1.21		141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	—	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22		81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)	—	(0.16)	14.49	24.47 #	926,845	1.31	1.40	1.32		59
Period Ended March 31, 2005	10.15	0.06		1.67	1.73	(0.11)	—	(0.11)	11.77	17.09	480,731	1.38	0.85	1.38		39
Year Ended May 31, 2004	8.00	0.10	(a)	2.19	2.29	(0.14)	—	(0.14)	10.15	28.64	332,180	1.41	1.08	1.41		58
Year Ended May 31, 2003	9.31	0.07		(1.32)	(1.25)	(0.06)	—	(0.06)	8.00	(13.40)	191,041	1.46	0.83	1.46		89
International Equity Index Fund
A Shares
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)	—	(0.44)	17.67	(2.29)	6,052	0.89	2.40	0.89		13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)	—	(0.29)	18.49	20.03	5,921	0.91	1.69	0.91		8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)	—	(0.15)	15.66	24.74 #	8,666	1.09	1.58	1.12		7
Period Ended March 31, 2005	10.93	0.04	(a)	1.84	1.88	(0.12)	—	(0.12)	12.69	17.22	7,600	1.36	0.38	1.45		21
Year Ended May 31, 2004	8.28	0.07	(a)	2.68	2.75	(0.10)	—	(0.10)	10.93	33.26	15,037	1.49	0.73	1.61		10
Year Ended May 31, 2003	9.64	0.10	(a)	(1.45)	(1.35)	(0.01)	—	(0.01)	8.28	(14.03)	9,877	1.49	1.33	1.87		25

 87

FINANCIAL HIGHLIGHTS

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
International Equity Index Fund
C Shares
Year Ended March 31, 2008	$17.99	$0.33		$(0.84)	$(0.51)	$(0.30)		$—	$(0.30)		$17.18	(3.01)%	$6,171	1.60%	1.77%	1.60%		13%
Year Ended March 31, 2007	15.29	0.21		2.71	2.92	(0.22)		—	(0.22)		17.99	19.13	7,342	1.61	0.99	1.61		8
Year Ended March 31, 2006	12.37	0.07		2.87	2.94	(0.02)		—	(0.02)		15.29	23.79 #	5,991	1.77	0.94	1.80		7
Period Ended March 31, 2005	10.69	(0.02	)(a)	1.80	1.78	(0.10)		—	(0.10)		12.37	16.62	5,763	1.99	(0.24)	2.12		21
Year Ended May 31, 2004	8.10	0.02	(a)	2.62	2.64	(0.05)		—	(0.05)		10.69	32.60	5,208	2.14	0.25	2.54		10
Year Ended May 31, 2003	9.48	0.01	(a)	(1.39)	(1.38)	—		—	—		8.10	(14.56)	3,093	2.14	0.18	2.82		25
I Shares
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)		—	(0.49)		17.82	(2.03)	958,514	0.59	2.74	0.59		13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)		—	(0.36)		18.64	20.27	994,685	0.61	1.99	0.61		8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)		—	(0.21)		15.81	25.06 #	774,008	0.76	1.84	0.78		7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)		—	(0.24)		12.83	17.68	517,993	0.97	0.81	1.06		21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)		—	(0.13)		11.11	34.07	351,163	0.98	1.38	1.07		10
Year Ended May 31, 2003	9.76	0.10	(a)	(1.43)	(1.33)	(0.04)		—	(0.04)		8.39	(13.63)	248,770	1.03	1.26	1.12		25
Large Cap Quantitative Equity Fund(4)
A Shares
Year Ended March 31, 2008	13.97	0.05	(a)	(0.84)	(0.79)	(0.06	)(b)	(1.65)	(1.71	)(b)	11.47	(6.96)	830	1.17	0.37	1.17		399
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)		(0.37)	(0.40)		13.97	5.38	944	1.17	0.24	1.17		450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—		(1.06)	(1.06)		13.65	11.90	1,181	1.23	(0.17)	1.27		432
Period Ended March 31, 2005	12.05	(0.05	)(a)	1.90	1.85	—		(0.72)	(0.72)		13.18	15.54	407	1.39	(0.47)	2.37		346
Period Ended May 31, 2004	11.35	(0.05	)(a)	1.00	0.95	—		(0.25)	(0.25)		12.05	8.48	155	1.55	(0.67)	10.70	(c)	344
C Shares
Year Ended March 31, 2008	13.61	(0.05	)(a)	(0.81)	(0.86)	—	(b)	(1.65)	(1.65	)(b)	11.10	(7.62)	975	1.92	(0.38)	1.92		399
Year Ended March 31, 2007	13.37	(0.07	)(a)	0.68	0.61	—		(0.37)	(0.37)		13.61	4.60	1,255	1.92	(0.54)	1.92		450
Year Ended March 31, 2006	13.03	(0.13	)(a)	1.53	1.40	—		(1.06)	(1.06)		13.37	11.11	1,518	2.00	(0.97)	2.05		432
Period Ended March 31, 2005	12.00	(0.13	)(a)	1.88	1.75	—		(0.72)	(0.72)		13.03	14.76	1,458	2.13	(1.22)	2.39		346
Period Ended May 31, 2004	11.64	(0.11	)(a)	0.72	0.61	—		(0.25)	(0.25)		12.00	5.34	1,573	2.30	(1.42)	3.09		344
I Shares
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(b)	(1.65)	(1.74	)(b)	11.58	(6.68)	235,925	0.92	0.63	0.92		399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92		450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02		432
Period Ended March 31, 2005	12.08	(0.02	)(a)	1.91	1.89	—		(0.72)	(0.72)		13.25	15.84	93,204	1.11	(0.19)	1.26		346
Period Ended May 31, 2004	10.00	(0.02	)(a)	2.35	2.33	—		(0.25)	(0.25)		12.08	23.43	66,812	1.13	(0.22)	1.33		344
International Equity 130/30 Fund(4)(5)
I Shares
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—		—	—		8.69	(13.10)	4,343	1.55	(0.58)	7.38	%(c)	120
Real Estate 130/30 Fund(4)(5)
I Shares
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—	(0.07)		10.28	3.47	5,173	1.45	1.74	3.42	(c)	70
U.S. Equity 130/30 Fund(4)(5)
I Shares
Period Ended March 31, 2008	10.00	0.01		(1.25)	(1.24)	(0.01)		—	(0.01)		8.75	(12.39)	4,381	1.30	0.48	3.49		87

88

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Aggressive Growth Stock Fund	I Shares	February 23, 2004
Aggressive Growth Stock Fund	A Shares	February 23, 2004
Aggressive Growth Stock Fund	C Shares	February 23, 2004
Emerging Growth Stock Fund	I Shares	February 23, 2004
Emerging Growth Stock Fund	A Shares	February 23, 2004
Emerging Growth Stock Fund	C Shares	February 27, 2004
International Equity 130/30 Fund	I Shares	December 27, 2007
Large Cap Quantitative Equity Fund	I Shares	August 7, 2003
Large Cap Quantitative Equity Fund	A Shares	October 8, 2003
Large Cap Quantitative Equity Fund	C Shares	October 13, 2003
Mid-Cap Value Equity Fund	A Shares	October 27, 2003
Real Estate 130/30 Fund	I Shares	December 27, 2007
Select Large Cap Growth Stock Fund	A Shares	October 14, 2003
Small Cap Value Equity Fund	A Shares	October 9, 2003
U.S. Equity 130/30 Fund	I Shares	December 27, 2007

(5)	The 130/30 Funds’ net expense ratio excludes dividend expense on securities sold short and the gross expense ratio includes dividend expense on securities sold short of 1.74%, 1.03% and 0.66% for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, respectively.

(a)	Per share data calculated using average shares outstanding method.

(b)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $—, $—, $(0.05) and $(0.11), respectively.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

*	Includes redemption fees of $0.01.

#	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

##	The Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares respectively. There was no effect to the total return in I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

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Investment Adviser:

RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com

Investment Subadvisers:

Alpha Equity Management LLC	IronOak Advisors LLC
90 State House Square, Suite 1100	919 East Main Street, 15th Floor
Hartford, CT 06103	Richmond, VA 23219
alphaequityllc.com	ironoakadvisors.com

Ceredex Value Advisors LLC	Silvant Capital Management LLC
Lincoln Plaza, Suite 1600	50 Hurt Plaza, Suite 1500
300 South Orange Avenue	Atlanta, GA 30303
Orlando, FL 32801	silvantcapital.com
ceredexvalue.com
Zevenbergen Capital Investments LLC
Certium Asset Management LLC	601 Union Street, Suite 4600
50 Hurt Plaza, Suite 1400	Seattle, Washington 98101
Atlanta, GA 30303	zci.com
certiumllc.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services
1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds , from the EDGAR Database on the SEC’s website at http://www.sec.gov.You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

SunTrust Retirement Services
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Equity Funds
•	Aggressive Growth Stock Fund

•	Emerging Growth Stock Fund

•	International Equity 130/30 Fund

•	International Equity Fund

•	International Equity Index Fund

•	Large Cap Core Equity Fund

•	Large Cap Growth Stock Fund

•	Large Cap Quantitative Equity Fund

•	Large Cap Value Equity Fund

•	Mid-Cap Core Equity Fund

•	Mid-Cap Value Equity Fund

•	Real Estate 130/30 Fund

•	Select Large Cap Growth Stock Fund

•	Small Cap Growth Stock Fund

•	Small Cap Value Equity Fund

•	U.S. Equity 130/30 Fund
Asset Allocation Funds
•	Life Vision Aggressive Growth Fund

•	Life Vision Conservative Fund

•	Life Vision Growth and Income Fund

•	Life Vision Moderate Growth Fund

•	Life Vision Target Date 2015 Fund

•	Life Vision Target Date 2025 Fund

•	Life Vision Target Date 2035 Fund
Bond Funds
•	High Income Fund

•	Intermediate Bond Fund

•	Investment Grade Bond Fund

•	Limited Duration Fund

•	Limited-Term Federal Mortgage Securities Fund

•	Seix Floating Rate High Income Fund

•	Seix Global Strategy Fund

•	Seix High Yield Fund

•	Short-Term Bond Fund

•	Short-Term U.S. Treasury Securities Fund

•	Strategic Income Fund

•	Total Return Bond Fund

•	Ultra-Short Bond Fund

•	U.S. Government Securities Fund

•	U.S. Government Securities Ultra-Short Bond Fund
Money Market Funds
•	Prime Quality Money Market Fund

•	U.S. Government Securities Money Market Fund

•	U.S.Treasury Money Market Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31,2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On page 2, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

3	Equity Funds

3	Aggressive Growth Stock Fund

6	Emerging Growth Stock Fund

9	International Equity 130/30 Fund

12	International Equity Fund

15	International Equity Index Fund

18	Large Cap Core Equity Fund

21	Large Cap Growth Stock Fund

24	Large Cap Quantitative Equity Fund

27	Large Cap Value Equity Fund

30	Mid-Cap Core Equity Fund

33	Mid-Cap Value Equity Fund

36	Real Estate 130/30 Fund

39	Select Large Cap Growth Stock Fund

42	Small Cap Growth Stock Fund

45	Small Cap Value Equity Fund

48	U.S. Equity 130/30 Fund

51	Asset-Allocation Funds

51	Life Vision Aggressive Growth Fund

54	Life Vision Conservative Fund

58	Life Vision Growth and Income Fund

62	Life Vision Moderate Growth Fund

66	Life Vision Target Date 2015 Fund

70	Life Vision Target Date 2025 Fund

74	Life Vision Target Date 2035 Fund

78	Bond Funds

78	High Income Fund

81	Intermediate Bond Fund

84	Investment Grade Bond Fund

87	Limited Duration Fund

90	Limited-Term Federal Mortgage Securities Fund

93	Seix Floating Rate High Income Fund

96	Seix Global Strategy Fund

99	Seix High Yield Fund

102	Short-Term Bond Fund

105	Short-Term U.S. Treasury Securities Fund

108	Strategic Income Fund

112	Total Return Bond Fund

115	Ultra-Short Bond Fund

118	U.S. Government Securities Fund

121	U.S. Government Securities Ultra-Short Bond Fund

124	Money Market Funds

124	Prime Quality Money Market Fund

126	U.S. Government Securities Money Market Fund

128	U.S. Treasury Money Market Fund

130	More Information About Risk

137	More Information About Fund Investments

138	Third-Party Ratings

138	Information About Portfolio Holdings

138	Management

150	Purchasing and Selling Fund Shares

154	Market Timing Policies and Procedures

156	Distribution of Fund Shares

156	Dividends and Distributions

156	Taxes

157	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

          1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Equity Funds
Aggressive Growth Stock Fund	I Shares	2/23/2004	SCATX	76628R102
Emerging Growth Stock Fund	I Shares	2/23/2004	SEGTX	76628R706
International Equity 130/30 Fund	I Shares	12/26/2007	SCEIX	76628R870
International Equity Fund	I Shares	1/31/1995	STITX	76628R847
International Equity Index Fund	I Shares	6/6/1994	SIEIX	76628R813
Large Cap Core Equity Fund	I Shares	9/26/1992	CRVAX	76628R771
Large Cap Growth Stock Fund	I Shares	7/1/1992	STCAX	76628R748
Large Cap Quantitative Equity Fund	I Shares	8/7/2003	SQETX	76628R714
Large Cap Value Equity Fund	I Shares	2/12/1993	STVTX	76628R672
Mid-Cap Core Equity Fund	I Shares	2/2/1994	SAGTX	76628R649
Mid-Cap Value Equity Fund	I Shares	11/30/2001	SMVTX	76628R615
Real Estate 130/30 Fund	I Shares	12/26/2007	SRIEX	76628R573
Select Large Cap Growth Stock Fund	I Shares	12/11/1998	STTAX	76628R540
Small Cap Growth Stock Fund	I Shares	10/8/1998	SSCTX	76628R516
Small Cap Value Equity Fund	I Shares	1/31/1997	SCETX	76628R474
U.S. Equity 130/30 Fund	I Shares	12/26/2007	SUEIX	76628R441

Asset Allocation Funds
Life Vision Aggressive Growth Fund	I Shares	6/30/1997	CVMGX	76628R417
Life Vision Conservative Fund	I Shares	11/6/2003	SCCTX	76628R367
Life Vision Growth and Income Fund	I Shares	6/30/1997	CLVGX	76628R326
Life Vision Moderate Growth Fund	I Shares	6/30/1997	CLVBX	76628R276
Life Vision Target Date 2015 Fund	I Shares	10/12/2005	LVFIX	76628R235
Life Vision Target Date 2025 Fund	I Shares	10/21/2005	LVTIX	76628R193
Life Vision Target Date 2035 Fund	I Shares	11/2/2005	LVRIX	76628R169

Fixed Income Funds
High Income Fund	I Shares	10/3/2001	STHTX	76628T405
Intermediate Bond Fund	I Shares	10/11/2004	SAMIX	76628T702
Investment Grade Bond Fund	I Shares	7/16/1992	STIGX	76628T876
Limited Duration Fund	I Shares	10/11/2004	SAMLX	76628T819
Limited-Term Federal Mortgage Securities Fund	I Shares	6/6/1994	SLMTX	76628T777
Seix Floating Rate High Income Fund	I Shares	3/1/2006	SAMBX	76628T678
Seix Global Strategy Fund	I Shares	—	CGSIX	76628T215
Seix High Yield Fund	I Shares	10/11/2004	SAMHX	76628T645
Short-Term Bond Fund	I Shares	3/15/1993	SSBTX	76628T611
Short-Term U.S. Treasury Securities Fund	I Shares	3/15/1993	SUSTX	76628T579
Strategic Income Fund	I Shares	11/30/2001	STICX	76628T546
Total Return Bond Fund	I Shares	10/11/2004	SAMFX	76628T512
Ultra-Short Bond Fund	I Shares	4/15/2002	SISSX	76628T470
U.S. Government Securities Fund	I Shares	8/1/1994	SUGTX	76628T462
U.S. Government Securities Ultra-Short Bond Fund	I Shares	4/11/2002	SIGVX	76628T439

Money Market Funds
Prime Quality Money Market Fund	I Shares	6/8/1992	SQTXX	76628T389
U.S. Government Securities Money Market Fund	I Shares	6/8/1992	STUXX	76628T330
U.S. Treasury Money Market Fund	I Shares	2/18/1987	CUSXX	76628T314

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

2

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser or the Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or the Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

Equity Funds          3

AGGRESSIVE GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks of multi-cap growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

Investor Profile	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

Subadviser	Zevenbergen Capital Investments LLC

Investment Strategy

Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

4          Equity Funds

AGGRESSIVE GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.54%	–7.57%
(6/30/07)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.66%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell 3000® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Aggressive Growth Stock Fund	23.12%	10.82%

Russell 3000® Growth Index (reflects no deduction for fees or expenses)	11.40%	7.88%

*	Since inception of the I Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Equity Funds          5

AGGRESSIVE GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.10%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	1.16%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

6          Equity Funds

EMERGING GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks of small and mid-cap growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify securities of small and mid-cap companies with favorable prospects for future revenue, earnings and/or cash flow growth

Investor Profile	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

Subadviser	Zevenbergen Capital Investments LLC

Investment Strategy

Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund invests primarily in stocks of small and mid-cap growth companies. The Subadviser considers small and mid-cap growth companies to be primarily companies with market capitalizations from $300 million up to the highest capitalization of those companies included in the Russell Midcap® Growth Index (and as annually reconstituted.) As of July 1, 2008, the highest capitalization of a company in the Russell Midcap® Growth Index was approximately $20 billion. The Subadviser emphasizes initial investment in companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

Equity Funds          7

EMERGING GROWTH STOCK FUND

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.84%	–6.78%
(3/31/06)	(6/30/06)

*	The performance information above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –21.94%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell Midcap ® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Emerging Growth Stock Fund	25.47%	12.41%

Russell Midcap ® Growth Index (reflects no deduction for fees or expenses)	11.43%	11.95%

*	Since inception of the I Shares on February 23, 2004. Benchmark returns since February 23, 2004.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-cap segment of the U.S. equity market. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

8          Equity Funds

EMERGING GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.10%
Other Expenses	0.07%

Total Annual Operating Expenses[1]	1.17%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          9

INTERNATIONAL EQUITY 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign equity securities

Share Price Volatility	High

Principal Investment Strategy	Establish long and short positions in equity securities of non-U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the International Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

10          Equity Funds

INTERNATIONAL EQUITY 130/30 FUND

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Equity Funds          11

INTERNATIONAL EQUITY 130/30 FUND

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts will help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.25%
Other Expenses[1]
— Dividend Expense on Short Sales[2]	0.87%
— Other Operating Expenses	0.29%

Total Other Expenses	1.16%

Total Annual Operating Expenses[3]	2.41%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.54%.

[3]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.55%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$244	$751

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

12          Equity Funds

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign common stocks

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify companies with good fundamentals or a history of consistent growth

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of actively managed international stocks

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Subadviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Subadviser diversifies the Fund’s investments among at least three foreign countries.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Equity Funds          13

INTERNATIONAL EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
18.75%	–19.71%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.30%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI ® EAFE ®) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
International Equity Fund	10.65%	20.50%	7.39%

MSCI® EAFE® Index (reflects no deduction for fees or expenses)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI® EAFE® Index is a widely-recognized, market capitalization-weighted index that measures market equity performance based upon indices from 21 foreign and developed countries.

14          Equity Funds

INTERNATIONAL EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.11%
Other Expenses[1]	0.11%

Total Annual Operating Expenses[2]	1.22%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          15

INTERNATIONAL EQUITY INDEX FUND

Fund Summary

Investment Goal	Investment results that correspond to the performance of the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investment Focus	Foreign equity securities in the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Share Price Volatility	High

Principal Investment Strategy	Statistical analysis to track the MSCI® EAFE® Index (GDP Weighted) Net Dividend

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of passively managed international stocks

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Subadviser chooses companies included in the MSCI® EAFE-GDP Index Weighted, (Net Dividend), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Subadviser may not be able to match the performance of the Fund’s benchmark.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

16          Equity Funds

INTERNATIONAL EQUITY INDEX FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
21.26%	–20.53%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.25%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia and Far East – Gross Domestic Product (MSCI ® EAFE ®-Index (GDP Weighted)) Net Dividend and the MSCI ® EAFE ® (GDP Weighted) Price Only Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
International Equity Index Fund	12.17%	22.19%	9.39%

MSCI® EAFE® Index (GDP Weighted) Net Dividend* (reflects no deduction for fees or expenses)	12.88%	23.43%	10.14%

MSCI® EAFE® Index (GDP Weighted) Price Only (reflects no deduction for fees or expenses)	10.35%	20.78%	8.24%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the MSCI® EAFE® Index (GDP Weighted) Price Only to the MSCI® EAFE® Index (GDP Weighted) Net Dividend in order to better reflect the Fund’s receipt of dividends from the securities it holds.

 What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. Morgan Stanley Capital International, Europe, Australasia and Far East Index (MSCI® EAFE® Index) (GDP Weighted) Price Only to the MSCI® EAFE® Index (GDP Weighted) Net Dividend. The MSCI® EAFE® Index (GDP Weighted) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed counties. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect of the market capitalization of the various companies operating in each country. The MSCI® EAFE® (GDP Weighted) Index Net Dividend measures the market performance including both price performance and income from dividend payments. The MSCI® EAFE® (GDP Weighted) Index Price Only measures only the price performance of the market.

Equity Funds          17

INTERNATIONAL EQUITY INDEX FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.49%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses[1]	0.01%

Total Annual Operating Expenses[2]	0.60%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses, the Total Annual Operating Expenses would be 0.59% for I Shares.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

18          Equity Funds

LARGE CAP CORE EQUITY FUND

Fund Summary

Investment Goals
Primary	Long-term capital appreciation
Secondary	Current income

Investment Focus	Equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

Investor Profile	Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2008, the market capitalization range of companies in the S&P 500 Index was between approximately $805 million and $465 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks. Under certain market conditions or during certain periods.

Equity Funds          19

LARGE CAP CORE EQUITY FUND

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
16.41%	–18.44%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –14.09%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500 Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Large Cap Core Equity Fund	1.18%	13.71%	6.92%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	12.83%	5.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

20          Equity Funds

LARGE CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.81%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.86%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          21

LARGE CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	U.S. common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need to receive income on their investment

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $767 million and $465 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

22          Equity Funds

LARGE CAP GROWTH STOCK FUND

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
22.93%	–14.98%
(12/31/98)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.20%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000 ® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Large Cap Growth Stock Fund	15.56%	9.66%	5.15%

Russell 1000® Growth Index (reflects no deduction for fees or expense)	11.81%	12.11%	3.83%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Equity Funds          23

LARGE CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.95%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	1.01%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
Large Cap Growth Stock Fund	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

24          Equity Funds

LARGE CAP QUANTITATIVE EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. common stocks of companies with positive fundamental and market characteristics

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify companies with above average price appreciation potential within specific market sectors by utilizing quantitative methods,

Investor Profile	Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

Subadviser	Certium Asset Management LLC

Investment Strategy

Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2008, the market capitalization range of companies in the S&P 500 Index was between approximately $805 million and $465 billion. The Fund may also invest in small and mid-cap companies so long as the Subadviser determines they have growth potential.

The Fund utilizes disciplined quantitative modeling to objectively and consistently identify what the models determine to be the most attractive companies across the market and within each sector. The quantitative factors within the sector model are weighted based on their historical ability to be predictive within each sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.

This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions and during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Equity Funds          25

LARGE CAP QUANTITATIVE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.52%	–3.07%
(12/31/04)	(9/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –10.79%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500® Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Large Cap Quantitative Equity Fund	7.61%	13.90%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	11.81%

*	Since inception of the I Shares on August 7, 2003.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

26          Equity Funds

LARGE CAP QUANTITATIVE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.85%
Other Expenses[1]	0.09%

Total Annual Operating Expenses[2]	0.94%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          27

LARGE CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. large cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify high dividend-paying, undervalued large cap securities

Investor Profile	Investors who are looking for current income and capital appreciation with less volatility than the average stock fund

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Value Index was between approximately $497 million and $466 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks during certain market conditions or during certain periods.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

28          Equity Funds

LARGE CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.35%	–19.89%
(6/30/99)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.87%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000® Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Large Cap Value Equity Fund	3.75%	13.41%	6.45%

Russell 1000® Value Index (reflects no deduction for fees or expenses)	−0.17%	14.63%	7.68%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 ® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is a subset of the Russell 1000® Index which is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Equity Funds          29

LARGE CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.78%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.83%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

30          Equity Funds

MID-CAP CORE EQUITY FUND

Fund Summary

Investment Goal	Capital appreciation

Investment Focus	U.S. mid-cap common stocks

Share Price Volatility	Moderate to high

Principal Investment Strategy	Attempts to identify companies with above average growth potential at an attractive price

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns

Subadviser	IronOak Advisors LLC

Investment Strategy

Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap® Index was between approximately $499 million and $20 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

Equity Funds          31

MID-CAP CORE EQUITY FUND

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.73%	–19.96%
(12/31/98)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –9.94%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap ® Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Mid-Cap Core Equity Fund	5.27%	14.97%	5.80%

Russell Midcap® Index (reflects no deduction for fees or expenses)	5.60%	18.21%	9.91%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

32          Equity Funds

MID-CAP CORE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.00%
Other Expenses	0.07%

Total Annual Operating Expenses[1]	1.07%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          33

MID-CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. mid-cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify undervalued mid-cap securities

Investor Profile	Investors who primarily want the value of their investment to grow, but want to receive some income from the investment

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap® Value Index was between approximately $497 million and $18 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

34          Equity Funds

MID-CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.79%	–23.08%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.60%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap ® Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Years	Inception*

Mid-Cap Value Equity Fund	5.43%	16.99%	10.29%

Russell Midcap® Value Index (reflects no deduction for fees or expenses)	−1.42%	17.92%	13.37%

*	Since inception of the I Shares on November 30, 2001.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

Equity Funds          35

MID-CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.00%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	1.06%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

36          Equity Funds

REAL ESTATE 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment, are willing to accept the increased risks of real estate investing for the possibility of higher returns, and want exposure to a portfolio of real estate related stocks

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the Real Estate 130/30 Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. The Subadviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale

Equity Funds          37

REAL ESTATE 130/30 FUND

of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities. Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of

38          Equity Funds

REAL ESTATE 130/30 FUND

these issuers, and may experience increased volatility due to its investments in those securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.25%
Other Expenses[1]
— Dividend Expense on Short Sales[2]	1.35%
— Other Operating Expenses	0.20%

Total Other Expenses	1.55%

Total Annual Operating Expenses[3]	2.80%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.45%.

[3]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.45%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$283	$868

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          39

SELECT LARGE CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. large cap common stocks with higher than average growth potential

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify large cap companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need current income

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Select Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 1000® Growth index was between approximately $767 million and $465 billion.

The Fund’s investment philosophy is based on the premise that a portfolio of large cap stocks of companies with strong revenue growth, earnings, cash flow trends, and strong fundamentals will provide superior returns over time. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return characteristics. In selecting investments for the Fund, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Subadviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the

40          Equity Funds

SELECT LARGE CAP GROWTH STOCK FUND

U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser’s similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund’s performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund’s performance may have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
27.73%	–16.20%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.41%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000 ® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
			Inception of the
			Registered
			Mutual
I Shares	1 Year	5 Years	Fund*	10 Years**
Select Large Cap Growth Stock Fund	18.68%	10.99%	2.61%	4.48%

Russell 1000 ® Growth Index (reflects no deduction for fees or expenses)	11.81%	12.11%	1.36%	3.83%

*	Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**	Includes performance of the Adviser’s collective investment fund.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 ® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Equity Funds          41

SELECT LARGE CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.85%
Other Expenses	0.10%

Total Annual Operating Expenses[1]	0.95%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$522	$1,164

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

42          Equity Funds

SMALL CAP GROWTH STOCK FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	U.S. small cap common stocks of growth companies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify small cap companies with above average growth potential

Investor Profile	Investors who want the value of their investment to grow, but do not need current income

Subadviser	Silvant Capital Management LLC

Investment Strategy

Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $36 million and $4 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Equity Funds          43

SMALL CAP GROWTH STOCK FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.19%	–22.83%
(6/30/03)	(9/30/01)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –8.77%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000 ® Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Years	Inception*
Small Cap Growth Stock Fund	12.27%	16.38%	13.53%

Russell 2000® Growth Index (reflects no deduction for fees or expenses)	7.05%	16.50%	9.37%

*	Since inception of the I Shares on October 8, 1998.

 What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

44          Equity Funds

SMALL CAP GROWTH STOCK FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.15%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	1.20%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Equity Funds          45

SMALL CAP VALUE EQUITY FUND

Fund Summary

Investment Goals
Primary	Capital appreciation
Secondary	Current income

Investment Focus	U.S. small cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify undervalued small cap securities

Investor Profile	Investors who primarily want the value of their investment to grow, but want to receive some income from their investment

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $36 million and $4 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

46          Equity Funds

SMALL CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
19.82%	–21.99%
(6/30/99)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.51%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000 ® Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Small Cap Value Equity Fund	2.03%	18.04%	10.49%

Russell 2000® Value Index (reflects no deduction for fees or expenses)	–9.78%	15.80%	9.06%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Equity Funds          47

SMALL CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.15%
Other Expenses[1]	0.05%

Total Annual Operating Expenses[2]	1.20%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

48          Equity Funds

U.S. EQUITY 130/30 FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Equity securities of U.S. companies

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income

Subadviser	Alpha Equity Management LLC

Investment Strategy

Under normal circumstances, the U.S. Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. The Fund is generally managed to be 100% net long. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

The Fund may buy and sell securities frequently.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Equity Funds          49

U.S. EQUITY 130/30 FUND

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.

Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and may generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

50          Equity Funds

U.S. EQUITY 130/30 FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.10%
Other Expenses[1]
— Dividend Expense on Short Sales[2]	0.41%
— Other Operating Expenses	0.20%

Total Other Expenses	0.61%

Total Annual Operating Expenses[3]	1.71%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.30%.

[3]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 1.30%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$174	$539

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Asset-Allocation Funds          51

LIFE VISION AGGRESSIVE GROWTH FUND

Fund Summary

Investment Goal	High capital appreciation

Investment Focus	Equity and money market funds

Share Price Volatility	High

Principal Investment Strategy	Investing at least 80% of the Fund’s assets in RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Funds”)

Investor Profile	Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

Investment Strategy

Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in Underlying Funds that invest primarily in equity securities. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the Life
Vision Aggressive Growth
Asset Class	Fund’s Assets)

Underlying Equity Funds	80-100%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)
Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Underlying Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller

52          Asset-Allocation Funds

LIFE VISION AGGRESSIVE GROWTH FUND

capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an underlying Fund’s investment Subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The asset allocation program’s performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program’s performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
18.72%	–16.74%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.77%.

Average Annual Total Returns

This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 85/15 Blend of the Russell 3000 ® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI ® EAFE ®) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years*
Life Vision Aggressive Growth Fund	8.62%	13.45%	6.60%

Hybrid 85/15 Blend of the Following Market Benchmarks	6.05%	14.82%	6.63%

Russell 3000® Index (reflects no deduction for fees or expenses)	5.14%	13.63%	6.22%

MSCI ® EAFE ® Index (reflects no deductions for fees or expenses)	11.17%	21.59%	8.66%

*	Includes performance of the Adviser’s asset allocation program.

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LIFE VISION AGGRESSIVE GROWTH FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Russell 3000 ® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI ® EAFE ® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses[1]	0.87%

Total Annual Operating Expenses[2]	1.07%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expenses would be 0.20% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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Fund Summary

Investment Goal	Capital appreciation and current income

Investment Focus
Primary	Fixed income funds
Secondary	Equity funds

Share Price Volatility	Low

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”)

Investor Profile	Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities

Investment Strategy

The Life Vision Conservative Fund invests primarily in Underlying Fixed Income Funds, but may invest up to 40% of the Fund’s assets in Underlying Equity Funds. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the Life
Vision Conservative
Asset Class	Fund’s Assets)

Underlying Fixed Income Funds	60-100%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Investment Range
(Percentage of the Life
Vision Conservative
Asset Class	Fund’s Assets)

Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

Asset-Allocation Funds          55

LIFE VISION CONSERVATIVE FUND

What are the principal risks of investing in this Fund?

The risk of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

56          Asset-Allocation Funds

LIFE VISION CONSERVATIVE FUND

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. I Shares were offered beginning on November 6, 2003. I Share performance between March 11, 2003 and November 6, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect I Share expenses. If it had been, performance would have been higher.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.51%	–1.17%
(12/31/04)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –2.85%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 80/17/3 Blend of the Lehman Brothers U.S. Aggregate Index, the Russell 3000® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI® EAFE®) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Life Vision Conservative Fund	7.17%	6.81%

Hybrid 80/17/3 Blend of the Following Market Benchmarks	6.87%	6.68%

Lehman Brothers U.S. Aggregate Index	6.97%	4.26%

Russell 3000® Index (reflects no deduction for fees or expenses)	5.14%	15.11%

MSCI® EAFE® Index (reflects no deduction for fees or expenses)	11.17%	24.09%

*	Since inception of the B Shares on March 11, 2003. Benchmark return since February 28, 2003 (benchmark returns available only on a month end basis).

Asset-Allocation Funds          57

LIFE VISION CONSERVATIVE FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000® Index measures the performance of the 3000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.20%
Acquired (Underlying) Fund Fees and Expenses[1]	0.47%

Total Annual Operating Expenses	0.77%
Fee Waivers and Expense Reimbursements[2]	(0.10)%

Net Annual Operating Expenses	0.67%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expenses would be 0.20% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year*	3 Years	5 Years	10 Years
$68	$236	$418	$945

*	Without waivers and reimbursements, Year 1 costs would be $79.

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s estimated expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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LIFE VISION GROWTH AND INCOME FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Equity and fixed income funds

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”)

Investor Profile	Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds

Investment Strategy

The Life Vision Growth and Income Fund invests at least 80% of its assets in Underlying Equity Funds and Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the Life
Vision Growth and Income
Asset Class	Fund’s Assets)

Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)
Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risk of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income

Asset-Allocation Funds          59

LIFE VISION GROWTH AND INCOME FUND

securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions and during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to

60          Asset-Allocation Funds

LIFE VISION GROWTH AND INCOME FUND

owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.65%	–12.87%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –8.99%.

Average Annual Total Returns

This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 55/35/10 Blend of the Russell 3000 ® Index, the Lehman Brothers U.S. Aggregate Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI ® EAFE ®) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Life Vision Growth and Income Fund	8.17%	11.70%	6.72%

Hybrid 55/35/10 Blend of the Following Market Benchmarks	6.52%	11.22%	6.71%

Russell 3000 ® Index (reflects no deductions for fees or expenses)	5.14%	13.63%	6.22%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	4.42%	5.97%

MSCI ® EAFE ® Index (reflects no deduction for fees or expenses)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Index measures the performance of the 3000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Index is a widely recognized index of securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed income bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The MSCI ® EAFE ® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.07%

Acquired (Underlying) Fund Fees and Expenses[1]	0.74%

Total Annual Operating Expenses[2]	0.91%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expenses would be 0.17% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

62          Asset-Allocation Funds

LIFE VISION MODERATE GROWTH FUND

Fund Summary

Investment Goal	Capital appreciation and current income

Investment Focus	Equity and fixed income funds

Share Price Volatility	Low

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds, RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Investor Profile	Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

Investment Strategy

The Life Vision Moderate Growth Fund principally invests in Underlying Funds that invest primarily in equity securities and fixed income securities. The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the Life
Vision Moderate Growth
Asset Class	Fund’s Assets)

Underlying Equity Funds	35-65%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)
Underlying Fixed Income Funds	35-65%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated

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LIFE VISION MODERATE GROWTH FUND

securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment Subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.24%	–9.20%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –6.07%.

Average Annual Total Returns

This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 50/42/8 Blend of the Lehman Brothers U.S. Aggregate Index, the Russell 3000 ® Index, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI® EAFE®) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Life Vision Moderate Growth Fund	7.92%	9.98%	6.15%

Hybrid 50/42/8 Blend of the Following Market Benchmarks	6.68%	9.68%	6.64%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	4.42%	5.97%

Russell 3000® Index (reflects no deduction for fees or expenses)	5.14%	13.63%	6.22%

MSCI® EAFE® Index (reflects no deduction for fees or expenses)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000® Index measures the performance of the 3000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recentfiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.07%
Acquired (Underlying) Fund Fees and Expenses[1]	0.62%

Total Annual Operating Expenses[2]	0.79%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expenses would be 0.17% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2015

Investment Strategy

The Life Vision Target Date 2015 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2015 Fund’s Assets)

Underlying Equity Funds	50-70%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)
Underlying Fixed Income Funds	30-50%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the Underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a

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LIFE VISION TARGET DATE 2015 FUND

decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment Subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become

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LIFE VISION TARGET DATE 2015 FUND

uninterested in purchasing these restricted securities. An Underlying Fund’s investment Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.63%	–1.43%
(6/30/07)	(12/31/07)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –10.55%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*
Life Vision Target Date 2015 Fund	7.76%	11.37%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	5.27%

*	Since inception of the I Shares on October 12, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.87%
Acquired (Underlying) Fund Fees and Expenses[1]	0.78%

Total Annual Operating Expenses	1.75%
Fee Waivers and Expense Reimbursements[2]	(0.77)%

Net Annual Operating Expenses	0.98%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expense would be 0.20% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year*	3 Years	5 Years	10 Years
$100	$476	$877	$1,999

*	Without waivers and reimbursements, Year 1 costs would be $178.
Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2025

Investment Strategy

The Life Vision Target Date 2025 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2025 Fund’s Assets)

Underlying Equity Funds	65-85%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)
Underlying Fixed Income Funds	15-35%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

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LIFE VISION TARGET DATE 2025 FUND

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a

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LIFE VISION TARGET DATE 2025 FUND

result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.37%	–1.86%
(12/31/06)	(6/30/06)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.75%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*
Life Vision Target Date 2025 Fund	8.33%	13.12%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	5.27%

*	Since inception of the I Shares on October 21, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

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LIFE VISION TARGET DATE 2025 FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.36%
Acquired (Underlying) Fund Fees and Expenses[1]	0.83%

Total Annual Operating Expenses	1.29%
Fee Waivers and Expense Reimbursements[2]	(0.26)%

Net Annual Operating Expenses	1.03%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expenses would be 0.20% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year*	3 Years	5 Years	10 Years
$105	$583	$683	$1,534

*	Without waivers and reimbursements, Year 1 costs would be $131.

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

74          Asset-Allocation Funds

LIFE VISION TARGET DATE 2035 FUND

Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2035

Investment Strategy

The Life Vision Target Date 2035 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2035 Fund’s Assets)

Underlying Equity Funds	75-95%
Domestic Equities
International Equities
Emerging Market Equities (All Capitalizations)
Underlying Fixed Income Funds	5-25%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying

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LIFE VISION TARGET DATE 2035 FUND

Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of

76          Asset-Allocation Funds

LIFE VISION TARGET DATE 2035 FUND

the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.58%	–2.14%
(6/30/07)	(6/30/06)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –12.11%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Life Vision Target Date 2035 Fund	8.78%	12.40%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	9.36%

S&P 500 Index (reflects no deduction for fees or expenses)	5.49%	11.59%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	5.87%

*	Since inception of the I Shares on November 2, 2005. Benchmark returns since October 31, 2005 (benchmark returns available only on a month end basis).

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LIFE VISION TARGET DATE 2035 FUND

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses	0.89%
Acquired (Underlying) Fund Fees and Expenses[1]	0.84%

Total Annual Operating Expenses	1.83%
Fee Waivers and Expense Reimbursements[2]	(0.79)%

Net Annual Operating Expenses	1.04%

[1]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expense would be 0.20% for I Shares.

[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.20% in the I Shares. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year*	3 Years	5 Years	10 Years
$106	$499	$917	$2,083

*	Without waivers and reimbursements, Year 1 costs would be $186.

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

78          Bond Funds

HIGH INCOME FUND

Fund Summary

Investment Goals Primary Secondary	High current income Total return

Investment Focus	High yield corporate and other debt instruments of U.S. and non-U.S. issuers

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations

Investor Profile	Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of

      Bond Funds          79

HIGH INCOME FUND

the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.73%	–5.50%
(6/30/03)	(6/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −0.41%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Corporate High-Yield Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Years	Inception*

High Income Fund	3.20%	10.91%	8.64%

Lehman Brothers U.S. Corporate High-Yield Index (reflects no deduction for fees or expenses)	1.87%	10.90%	9.32%

*	Since inception of the I Shares on October 3, 2001.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High-Yield Index covers the U.S. dollar denominated non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

80          Bond Funds

HIGH INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.60%
Other Expenses	0.11%

Total Annual Operating Expenses[1]	0.71%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares

High Income Fund	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          81

INTERMEDIATE BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds

Investment Focus	Intermediate term investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage and asset backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment

82          Bond Funds

INTERMEDIATE BOND FUND

grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, which began operations on June 30, 1999.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.33%	–2.33%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.50%.

      Bond Funds          83

INTERMEDIATE BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Intermediate U.S. Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Years	Inception*

Intermediate Bond Fund	7.69%	4.10%	5.41%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees or expenses)	7.39%	4.06%	5.87%

*	Since inception of the predecessor fund on June 30, 1999.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s Issues must have at least one year to maturity.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares

Investment Advisory Fees	0.25%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.30%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

84          Bond Funds

INVESTMENT GRADE BOND FUND

Fund Summary

Investment Goal	High total return through current income and capital appreciation, while preserving the principal amount invested

Investment Focus	Investment grade U.S. government and corporate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify relatively inexpensive securities in a selected market index

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage-backed and other asset-backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Subadviser’s selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Subadviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored

      Bond Funds          85

INVESTMENT GRADE BOND FUND

entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.39%	–3.47%
(9/30/98)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.72%.

86          Bond Funds

INVESTMENT GRADE BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Investment Grade Bond Fund	7.34%	4.39%	5.22%

Lehman Brothers U.S. Government/Credit Index (reflects no deduction for fees or expenses)	7.23%	4.44%	6.01%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.50%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.56%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          87

LIMITED DURATION FUND

Fund Summary

Investment Goal	Current income, while preserving liquidity and principal

Investment Focus	Short-term U.S. dollar-denominated, investment grade fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal

Investor Profile	Investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Services or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In deciding which securities to buy and sell, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

88          Bond Funds

LIMITED DURATION FUND

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.40%	0.14%
(6/30/07)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.26%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch 3 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Year	Inception*

Limited Duration Fund	5.02%	3.04%	2.96%

Merrill Lynch 3 Month Treasury Bill Index (reflects no deduction for fees or expenses)	5.00%	3.07%	3.00%

*	Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3 Month U.S. Treasury Bill Index is a widely-recognized index which tracks the monthly price-only and total return performance of a three-month Treasury bill, based on monthly average auction rates.

      Bond Funds          89

LIMITED DURATION FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses[1]	0.08%
Acquired (Underlying) Fund Fees and Expenses[2]	0.01%

Total Annual Operating Expenses[3]	0.19%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.18% for I Shares.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

90          Bond Funds

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Mortgage backed securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify securities that are less prone to prepayment risk

Investor Profile	Conservative investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Subadviser tries to identify securities that the Subadviser expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

      Bond Funds          91

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.36%	–1.70%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.60%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Mortgage-Backed Securities Index and the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Limited-Term Federal Mortgage Securities Fund	5.52%	2.97%	4.62%

Lehman Brothers Mortgage-Backed Securities Index* (reflects no deduction for fees or expenses)	6.90%	4.49%	5.91%

Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index (reflects no deduction for fees or expenses)	7.88%	3.36%	5.13%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch 1-5 Year AAA U.S. Treasury/Agencies Index to the Lehman Brothers Mortgage-Backed Securities Index to better reflect the Fund’s investment objective.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Mortgage-Backed Securities Index covers agency mortgage-backed pass through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million.

92          Bond Funds

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.50%
Other Expenses[1]	0.09%
Acquired (Underlying) Fund Fees and Expenses[2]	0.05%

Total Annual Operating Expenses[3]	0.64%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.59% for I Shares.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          93

SEIX FLOATING RATE HIGH INCOME FUND

Fund Summary

Investment Goal	To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities

Investment Focus	Senior floating rate loans and other floating rate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

Investor Profile	Investors who seek:

• Current income and a hedge against rising interest rates;
• Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;
• Relatively high risk adjusted returns compared to other short term investment vehicles

Subadviser	Seix Investment Advisors LLC

Investment Strategy
Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR (“London Interbank Offered Rate”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investor Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as

94          Bond Funds

SEIX FLOATING RATE HIGH INCOME FUND

interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund’s I Shares for the last year.*

Best Quarter	Worst Quarter
2.39%	–1.27%
(3/31/07)	(9/30/07)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.19%.

      Bond Funds          95

SEIX FLOATING RATE HIGH INCOME FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Credit Suisse First Boston Institutional Leveraged Loan Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

		Since
I Shares	1 Year	Inception*

Seix Floating Rate High Income Fund	2.99%	4.35%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.07%	4.42%

*	Since inception of the I Shares on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Credit Suisse First Boston Institutional Leveraged Loan Index is a subindex of the Credit Suisse First Boston Leveraged Loan Index which contains only institutional loan facilities priced above 90, excluding TL and TLa facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares

Investment Advisory Fees	0.45%
Other Expenses	0.06%

Total Annual Fund Operating Expenses[1]	0.51%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$52	$164	$285	$640

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

96          Bond Funds

SEIX GLOBAL STRATEGY FUND

Fund Summary

Investment Goal	High total return from current income and capital appreciation.

Investment Focus	Global fixed income securities and foreign currencies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify countries that present favorable opportunities

Investor Profile	Investors who understand the risks associated with international investing and are seeking high total return and exposure to emerging economies; high risk adjusted returns relative to other major asset classes; and diversification by adding an asset class that is not highly correlated to other fixed income sectors

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Seix Global Strategy Fund invests primarily in debt securities of issuers worldwide (including emerging markets) and foreign currencies. The Fund’s investments may include debt securities issued by domestic and foreign governments and their agencies and authorities, and corporations, and may be denominated in U.S. dollars or other currencies. The Fund focuses on debt securities that are rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Services or Fitch Ratings, or if unrated, are deemed to be of comparable quality by the Subadviser. The Fund may also invest significantly in debt securities that are rated below investment grade by Standard & Poor’s Ratings Services or Moody’s Investors Services, or if unrated, are deemed to be of comparable quality by the Subadviser. Such below investment grade securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may invest in debt securities with a range of maturities from short to long term. The Fund’s investments in foreign currency will include buying and selling currency on a spot basis.

In addition, to implement its investment strategy, the Fund will enter into foreign currency forward contracts and will buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps, including credit default swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. For example, there are instances in which the derivatives market is more liquid and less volatile than the market for the underlying fixed income instruments and currencies. In other cases, the only way to gain exposure to some foreign markets is to purchase foreign currency forward contracts and other derivatives. The Fund may count the value of derivatives as applying to its requirement to invest primarily in debt securities of issuers worldwide and foreign currencies where the derivative’s underlying securities attributes meet those described in the first paragraph.

The Subadviser identifies investment opportunities by beginning with country selection, then assessing local currencies for upside potential and downside risk. Factors considered include prospects for a country’s political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of foreign economies, and meaningful changes in the issuer’s financial condition and competitiveness.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

      Bond Funds          97

SEIX GLOBAL STRATEGY FUND

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Because the Fund will invest in derivatives, it is exposed to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts and swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts will help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

98          Bond Funds

SEIX GLOBAL STRATEGY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.60%
Other Expenses[1]	0.23%

Total Annual Operating Expenses[2]	0.83%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$85	$265

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          99

SEIX HIGH YIELD FUND

Fund Summary

Investment Goal
Primary	High income
Secondary	Capital appreciation

Investment Focus	High yield corporate and other debt instruments of U.S. and non U.S. entities

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower rated, higher yielding bonds offering above average total return

Investor Profile	Investors who seek above average total return

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non- investment grade.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

100          Bond Funds

SEIX HIGH YIELD FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund’s predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.78%	–1.66%
(3/31/01)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.86%.

      Bond Funds          101

SEIX HIGH YIELD FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index. This return assumes shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares*	1 Year	5 Years	Inception*

Seix High Yield Fund	2.49%	7.10%	7.58%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees or expenses)	3.18%	9.49%	7.88%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.44%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.50%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

102          Bond Funds

SHORT-TERM BOND FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Short-term investment grade fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk

Investor Profile	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities.

In selecting investments for the Fund, the Subadviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

      Bond Funds          103

SHORT-TERM BOND FUND

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as futures and swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.86%	–1.04%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.23%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Short-Term Bond Fund	6.10%	3.29%	4.17%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees or expenses)	6.81%	3.41%	5.03%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

104          Bond Funds

SHORT-TERM BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.40%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.46%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          105

SHORT-TERM U.S. TREASURY SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Short term U.S. Treasury securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk

Investor Profile	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Short-Term U.S. Treasury Securities Fund invests exclusively in short term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years. The Fund offers investors the opportunity to capture the advantage of investing in short term bonds over money market instruments. Generally, short term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view toward maximizing total return. The Subadviser tries to select those U.S. Treasury securities that offer the best risk/reward trade off.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

106          Bond Funds

SHORT-TERM U.S. TREASURY SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.64%	–0.94%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 2.18%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Treasury Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Short-Term U.S. Treasury Securities Fund	6.82%	2.61%	3.97%

Citigroup 1-3 Year Treasury Index (reflects no deduction for fees or expenses)	7.19%	3.09%	4.73%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years.

      Bond Funds          107

SHORT-TERM U.S. TREASURY SECURITIES FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.40%
Other Expenses	0.09%

Total Annual Operating Expenses[1]	0.49%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

108          Bond Funds

STRATEGIC INCOME FUND

Fund Summary

Investment Goals

Primary	Current income
Secondary	Preservation of capital

Investment Focus	High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market

Investor Profile	Investors who seek high current income with reduced risk of share price volatility

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund’s investment in non-U.S. debt obligations may at times be significant. The minimum average credit quality of the fixed income securities in which the Fund invests will be BBB as rated by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Subadviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligation. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial

      Bond Funds          109

STRATEGIC INCOME FUND

instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts.  The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.89%	–1.75%
(12/31/04)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.37%.

110          Bond Funds

STRATEGIC INCOME FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Year	Inception*

Strategic Income Fund	6.52%	6.53%	5.78%

Hybrid 34/33/33 Blend of the Following Market Benchmarks	4.54%	5.85%	5.62%

Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects no deduction for fees or expenses)	8.76%	4.11%	5.05%

Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees or expenses)	2.19%	10.76%	8.28%

Merrill Lynch Global Government Bond II ex U.S. Index (reflects no deduction for fees or expenses)	5.08%	4.21%	4.52%

*	Since inception of the I Shares on November 30, 2001.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

      Bond Funds          111

STRATEGIC INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.60%
Other Expenses[1]	0.12%

Total Annual Operating Expenses[2]	0.72%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

112          Bond Funds

TOTAL RETURN BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. investment grade bond market

Investment Focus	Investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in fixed income securities with an emphasis on corporate and mortgage-backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Total Return Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers U.S. Aggregate Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

      Bond Funds          113

TOTAL RETURN BOND FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the Class I Shares of the Seix Core Bond Fund, the Fund’s predecessor.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.25%	–2.16%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.89%.

114          Bond Funds

TOTAL RETURN BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Total Return Bond Fund	6.84%	4.44%	5.39%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.97%	4.42%	5.97%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.25%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.30%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          115

ULTRA-SHORT BOND FUND

Fund Summary

Investment Goal	High current income consistent with preserving capital and maintaining liquidity

Investment Focus	Short duration investment grade money market and fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds

Investor Profile	Conservative investors seeking to maximize income consistent with limited share price volatility

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund’s investment in foreign issuers may at times be significant. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

116          Bond Funds

ULTRA-SHORT BOND FUND

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as futures and swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.68%	–0.62%
(9/30/06)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.23%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Year	Inception*

Ultra-Short Bond Fund	5.32%	3.08%	3.17%

Citigroup 6 Month Treasury Bill Index (reflects no deduction for fees or expenses)	4.94%	3.04%	2.87%

*	Since inception of the I Shares on April 15, 2002.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

      Bond Funds          117

ULTRA-SHORT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.22%
Other Expenses	0.11%

Total Annual Operating Expenses[1]	0.33%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
Ultra Short Bond Fund	0.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$34	$106	$185	$418

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

118          Bond Funds

U.S. GOVERNMENT SECURITIES FUND

Fund Summary

Investment Goal	High current income, while preserving capital

Investment Focus	Mortgage backed securities and U.S. Treasury obligations

Share Price Volatility	Low to moderate

Principal Investment Strategy	Attempts to increase income without adding undue risk

Investor Profile	Conservative investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

      Bond Funds          119

U.S. GOVERNMENT SECURITIES FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.82%	–2.11%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.43%.

Average Annual Total Returns

This table compares the Fund’s average total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government Bond Index and the Merrill Lynch Government/Mortgage Custom Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

U.S. Government Securities Fund	6.90%	3.46%	5.15%

Lehman Brothers U.S. Government Bond Index* (reflects no deduction for fees or expenses)	8.66%	4.10%	5.92%

Merrill Lynch Government/Mortgage Custom Index (reflects no deduction for fees or expenses)	7.86%	4.35%	5.97%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch Government/Mortgage Custom Index to the Lehman Brothers U.S. Government Bond Index to better reflect the Fund’s investment objective.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government Bond Index is composed of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Index and the U.S. Aggregate Index. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages.

120          Bond Funds

U.S. GOVERNMENT SECURITIES FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.50%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.55%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

      Bond Funds          121

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Fund Summary

Investment Goal	High current income consistent with preserving capital and maintaining liquidity

Investment Focus	Short duration U.S. government securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds

Investor Profile	Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

Subadviser	StableRiver Capital Management LLC

Investment Strategy

Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

What are the principal risks of investing in this Fund?

The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the

122          Bond Funds

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.62%	–0.13%
(9/30/07)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.97%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

			Since
I Shares	1 Year	5 Year	Inception*

U.S. Government Securities Ultra-Short Bond Fund	5.43%	3.04%	3.15%

Citigroup 6 Month Treasury Bill Index (reflects no deduction for fees or expenses)	4.94%	3.04%	2.86%

*	Since inception of the I Shares on April 11, 2002.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

      Bond Funds          123

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.20%
Other Expenses	0.13%

Total Annual Operating Expenses[1]	0.33%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
U.S. Government Securities Ultra-Short Bond Fund	0.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$34	$106	$185	$418

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

124          Money Market Funds

PRIME QUALITY MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments

Principal Investment Strategy	Attempts to identify money market instruments with the most attractive risk/return trade-off

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk. The Subadviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.55%	0.12%
(9/30/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.41%.

Money Market Funds          125

PRIME QUALITY MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

Prime Quality Money Market Fund	4.83%	2.72%	3.46%

iMoneyNet, Inc. First Tier Retail Average	4.48%	2.45%	3.18%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.48%
Other Expenses	0.04%

Total Annual Operating Expenses[1]	0.52%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

126          Money Market Funds

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Fund Summary

Investment Goal	High current income to the extent consistent with the preservation of capital and the maintenance of liquidity

Investment Focus	U.S. Treasury and government agency securities, and repurchase agreements

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund’s U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For further information about these and other risks, see “More Information About Risk.”
Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.49%	0.10%
(12/31/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.13%.

Money Market Funds          127

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

U.S. Government Securities Money Market Fund	4.59%	2.56%	3.27%

iMoneyNet, Inc. Government & Agencies Retail Average	4.38%	2.44%	3.16%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.53%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.58%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

128          Money Market Funds

U.S. TREASURY MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments issued and guaranteed by the U.S. Treasury

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest exclusively in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For further information about these and other risks, see “More Information About Risk.”
Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.46%	0.07%
(12/31/00)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.84%.

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Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years

U.S. Treasury Money Market Fund	4.35%	2.47%	3.16%

iMoneyNet, Inc. Treasury & Repo Retail Average	4.12%	2.32%	3.04%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.54%
Other Expenses[1]	0.05%

Total Annual Operating Expenses[2]	0.59%

[1]	Adjusted to reflect changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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More Information About Risk
Below Investment Grade Risk

Asset Allocation Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Bond Funds
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Borrowing Risk

International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund

A Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Derivatives Risk

All Equity Funds, Bond Funds and Asset Allocation Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

•	There may not be a liquid secondary market for derivatives.

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•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter party risk may be reduced by having an organization with very good credit act as intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

Equity Funds
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
All Asset Allocation Funds

Bond Funds
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Equity Funds and Asset Allocation Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a

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portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange-Traded Fund Risk

All Equity Funds, Bond Funds and Asset Allocation Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

Asset Allocation Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

All Bond Funds

All Money Market Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk

Asset Allocation Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date Fund 2015
Life Vision Target Date Fund 2025
Life Vision Target Date Fund 2035

Bond Funds
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund

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As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Security Risk

All Equity Funds

All Asset Allocation Funds

Bond Funds
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Bond
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Money Market Funds

Prime Quality Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

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Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Large Company Risk

Equity Funds

Aggressive Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
U.S. Equity 130/30 Fund

All Asset Allocation Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage Risk

International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund

Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

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Mortgage-Backed and Asset-Backed Securities Risk

Asset Allocation Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Bond Funds
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Real Estate Risk

Real Estate 130/30 Fund

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors, however, such distributions are taxable to investors in the REIT. To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of

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property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Short Sales Risk

International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund

A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve additional costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not initiate a short sale unless it is able to borrow the shares and must then deliver the shares to the buyer to complete the transaction. The Fund may not be able to borrow a security that it wishes to short or the lender of the shares may, at any time, recall the loaned shares which would force the Fund to purchase the shares in the open market at the then current price. In addition, the Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long positions to cover accumulated losses in the short portfolio. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security from another lender for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender with securities purchases in the open market or with an amount equal to the cost of purchasing the securities.

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Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Smaller Company Risk

All Equity Funds and Asset Allocation Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies a Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult for a Fund to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.

Tracking Error Risk

Equity Funds
International Equity Index Fund

All Asset Allocation Funds

Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund’s ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund’s objective. In addition, each Fixed Income Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When the Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

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MANAGEMENT

Third-Party Ratings

Fund	S&P1	Moody’s2	NAIC[3]

Ultra-Short Bond Fund	AAf/S1+	Aa/MR1	N/A
U.S. Government Securities Ultra-Short Bond Fund	AAAf/S1+	Aaa/MR1	Bond Mutual Fund
Prime Quality Money Market Fund	AAAm	Aaa	Class1 Approved
U.S. Government Securities Money Market Fund	AAAm	Aaa	Exempt[4] Approved
U.S. Treasury Money Market Fund	AAAm	Aaa	Exempt[4] Approved

[1]	Standard & Poor’s Ratings Services

[2]	Moody’s Investors Service

[3]	National Association of Insurance Commissioners

[4]	U.S. Direct Obligations/Full Faith and Credit Exempt

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Alpha Equity Management LLC, Seix Investment Advisors LLC and Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser is also responsible for making investment decisions for the Asset Allocation Funds and continuously reviews, supervises and administers each Asset Allocation Fund’s respective investment program.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Equity Funds
Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.10%
International Equity Fund	1.11%
International Equity Index Fund	0.49%
Large Cap Core Equity Fund	0.81%
Large Cap Growth Stock Fund	0.95%
Large Cap Quantitative Equity Fund	0.85%
Large Cap Value Equity Fund	0.78%
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
Select Large Cap Growth Stock Fund	0.85%
Small Cap Growth Stock Fund	1.14%
Small Cap Value Equity Fund	1.14%

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Asset Allocation Funds
Life Vision Aggressive Growth Fund	0.09%	*
Life Vision Conservative Fund	0.00%	*
Life Vision Growth and Income Fund	0.10%	*
Life Vision Moderate Growth Fund	0.10%	*
Life Vision Target Date 2015 Fund	0.00%	*
Life Vision Target Date 2025 Fund	0.00%	*
Life Vision Target Date 2035 Fund	0.00%	*
Bond Funds
High Income Fund	0.60%
Intermediate Bond Fund	0.25%
Investment Grade Bond Fund	0.50%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.44%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.40%
Strategic Income Fund	0.60%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.16%
Money Market Funds
Prime Quality Money Market Fund	0.48%
U.S. Government Securities Money Market Fund	0.54%
U.S. Treasury Money Market Fund	0.54%

*	The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each Life Vision Fund until at least August 1, 2009 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2011, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

For its advisory services to the Funds listed below, the Adviser is entitled to receive annual advisory fees based on the respective Fund’s average daily net assets as follows:

Fund	Fee

International Equity 130/30 Fund	1.25%*
Real Estate 130/30 Fund	1.25%*
Seix Global Strategy Fund	0.60%
U.S. Equity 130/30 Fund	1.10%*

*	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses with respect to each 130/30 Fund until at least August 1, 2009 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2011, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The following breakpoints are used in computing the advisory fee:

Equity Funds and Fixed Income Funds

Average Daily Net Assets	Discount From Full Fee

First $500 million	None – Full Fee
Next $500 million	5%
Over $1 billion	10%

Money Market Funds

Average Daily Net Assets	Discount From Full Fee

First $1 billion	None – Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

International Equity Fund	1.15%
International Equity Index Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Value Equity Fund	0.80%
Prime Quality Money Market Fund	0.55%
Seix High Yield Fund	0.45%
U.S. Government Securities Money Market Fund	0.55%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Mr. Alan Gayle is primarily responsible for the day-to-day management of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Fund, the Life Vision 2015 Target Date Fund, the Life Vision 2025 Target Date Fund and the Life Vision 2035 Target Date Fund. Mr. Gayle has served as Managing Director of the Adviser since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective

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inception. He has more than 31 years of investment experience.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Alpha Equity Management LLC (“Alpha Equity”)
90 State House Square, Suite 1100, Hartford, Connecticut 06103 and 405 Park Avenue, Suite 803, New York, New York, 10022
www.alphaequityllc.com

Alpha Equity, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2007 through a transaction in which its predecessor organization, founded in 2000, transferred its investment advisory business to Alpha Equity. Alpha Equity serves as subadviser to the RidgeWorth 130/30 Funds. As of June 30, 2008, Alpha Equity had approximately $330 million in assets under management.

Alpha Equity is one of the pioneers in active extension (130/30) products. The firm specializes in quantitative strategies engineered to generate alpha through all market cycles. It has developed a track record in international, real estate and domestic short-extension strategies. Alpha Equity selects, buys and sells securities for the 130/30 Funds under the supervision of the Adviser and the Board of Trustees.

Alpha Equity employs a team approach in managing the Funds. Each of the individuals primarily responsible for the day-to-day management of the Funds has an asset class specialty or an investment process specialty. The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Kevin Means, CFA, is the founder of Alpha Equity and its predecessor and has been Managing Partner and Chief Investment Officer of Alpha Equity and its predecessor since February 2000. As Real Estate Portfolio Manager, he has been primarily responsible for stock selection in the Real Estate 130/30 Fund since its inception. He has more than 20 years of investment experience.

Mr. Vince Fioramonti, CFA, has been Partner and Director of Trading and Operations of Alpha Equity and its predecessor since November 2002. As Senior International Portfolio Manager, he has been primarily responsible for stock selection in the International Equity 130/30 Fund since its inception. He has more than 19 years of investment experience.

Mr. Donald Townswick, CFA, has been Partner and Director of Research of Alpha Equity and its predecessor since August 2004. As U.S. Portfolio Manager, he has been primarily responsible for stock selection in the U.S. Equity 130/30 Fund since its inception. Prior to joining Alpha Equity, Mr. Townswick served as Senior Portfolio Manager and Director of Quantitative Research with ING Aeltus Investment Management Inc. from July 1994 until June 2004. He has more than 15 years of investment experience.

Mr. Neil Kochen, CFA, has been Partner and Chief Risk Officer of Alpha Equity and its predecessor since March, 2006. Mr. Kochen has monitored the risk characteristics of the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund since each Fund’s inception. As Asset Allocation Strategist, he is also responsible for top-down country, currency, sector, and industry exposures in each of the Funds. Prior to joining Alpha Equity, Mr. Kochen served as Chief Investment Officer — Equities and Chief Risk Officer with ING Aeltus Investment Management Inc. from January 2000 until June 2004. He has more than 22 years of investment experience.

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Related Performance of Alpha Equity

The following tables set forth Alpha Equity’s historical performance data (as of the dates indicated) relating to the three actual, fee-paying, discretionary private limited partnerships (“hedge funds”) managed by Alpha Equity, that have investment objectives, policies, strategies and risks substantially similar to those of each of the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund. The data is provided to illustrate the past performance of the Subadviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of each of the 130/30 Funds. Investors should not rely upon this information for investing purposes and should not consider this performance data as an indication of future performance of the each of the 130/30 Funds or of Alpha Equity. Nor is the performance representative of what the 130/30 Funds may have achieved had Alpha Equity managed the 130/30 Funds during that period.

Alpha Equity’s composite performance data shown below was calculated on a time weighted basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. Brokerage commissions and other execution costs, borrowing costs, and interest expenses on margin are all included in the returns presented. Net returns also reflect the deduction of an investment advisory fee of 1%, and an incentive allocation (fee) of 20% of the profits above the benchmark index return. Returns do not reflect any provision for federal or state income taxes or custody fees. Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Returns are calculated by geometrically linking monthly returns. Each of the private partnerships utilized some degree of leverage which may have more positively benefited performance in a given year as compared to its unleveraged benchmark. Furthermore, as international investing also involves additional risks and volatility that include (but are not limited to) market inefficiencies, accounting dissimilarities, availability of company specific information, time zone differences, economic and political instability, and fluctuating interest and currency exchange rates, future international fund returns may differ to a greater degree from those shown below.

The three private partnerships presented are not subject to the same types of expenses to which each of the 130/30 Funds is subject, nor to the diversification requirements, specific tax restrictions, cash flows and investment limitations imposed on each of the 130/30 Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private partnerships could have been adversely affected if they had been regulated as investment companies under the federal securities laws. Cash flows in private limited partnerships are fairly stable and can be reasonably anticipated. The 130/30 Funds’ cash flows cannot be comparatively predicted and thus may also negatively affect future returns. In addition, the performance results for the private partnerships may have been lower if the expenses to which each of the 130/30 Funds is subject were applied. The investment results of the private partnerships were not calculated pursuant to the methodology established by the SEC that will be used to calculate performance results of the 130/30 Fund. The use of a methodology different from that used below to calculate performance could potentially result in significantly different and/or lower performance returns.

All information set forth in the tables below relies on data supplied by Alpha Equity or from statistical services, reports or other sources believed by Alpha Equity to be reliable. The Adviser did not participate in and is not responsible for these calculations. The private partnerships have been subject to an annual audit of their year-end net asset values since their inception. However, the percentage return information presented has not been audited. Please refer to Alpha Equity’s Form ADV Part II for additional information regarding Alpha Equity’s fee structure and other material information.

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Ceredex Value Advisors LLC (“Ceredex”)
300 South Orange Avenue, Suite 1600,
Orlando, Florida 32801
www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2008, Ceredex had approximately $2.6 billion in assets under management.

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Mills Riddick, CFA, currently serves as President and Chief Investment Officer of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Value Equity Fund since April 1995. He has more than 26 years of investment experience.

Mr. Brett Barner, CFA, currently serves as Managing Director of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Small Cap Value Equity Fund since its inception. He has more than 23 years of investment experience.

Mr. Don Wordell, CFA, currently serves as Managing Director of Ceredex and served as Director of the Adviser since December 2005. He has managed the Mid-Cap Value Equity Fund since December 2003, after co-managing the Fund since its inception. He has more than 12 years of investment experience.
Certium Asset Management LLC (“Certium”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.certiumllc.com

Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and quantitative equity investment management team. As of June 30, 2008, Certium had approximately $2.8 billion in assets under management.

Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Chad Deakins, CFA, currently serves as President and Chief Executive Officer of Certium and served as Managing Director of the Adviser since May 2000. He has co-managed the International Equity Index Fund since March 2005, after managing the Fund since 1999. He has managed the Large Cap Quantitative Equity Fund since October 2007 and the International Equity Fund since May 2000. He has more than 14 years of investment experience.

Mr. Matthew Welden currently serves as Director of Certium and served as a Director of the Adviser since July 2006 after having served as an Equity Trader from August 1999 to June 2006. He has co-managed the International Equity Index Fund since April 2008. He has more than 9 years of investment experience.

IronOak Advisors LLC (“IronOak”)
919 East Main Street, Richmond Virginia 23219
www.ironoakadvisors.com

IronOak, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 21 years functioning as RidgeWorth’s core style investment

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management team. As of June 30, 2008, IronOak had approximately $2 billion in assets under management.

IronOak, specializes in core equity strategies for institutional investors. Its portfolio managers purchase stocks considered to be “on sale” under prevailing market conditions, regardless of whether they are growth or value, and build core portfolios that are positioned to benefit from opportunities they believe are overlooked.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Jeffrey E. Markunas, CFA, currently serves as President and Chief Investment Officer of IronOak and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Core Equity Fund since its inception. He has more than 24 years of investment experience.

Mr. Charles B. Arrington, CFA, currently serves as Director of IronOak and served as Director of the Adviser since January 2006, after serving as Vice President since 1997. He has managed the Mid-Cap Core Equity Fund since August 2008 after having co-managed the Fund since January 2007. He has more than 25 years of investment experience.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2008, Seix had approximately $19.7 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 15 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises under the supervision of the Adviser and the Board of Trustees.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Michael McEachern, CFA, currently serves as President and Senior Portfolio Manager of Seix and served as Managing Director of the Adviser since May 2004. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since its inception. He has more than 24 years of investment experience.

Mr. George Goudelias currently serves as Managing Director of Seix and served as Managing Director of the Adviser since May 2004. Prior to joining the Adviser, Mr. Goudelias served as Director of High Income Research of Seix Investment Advisors, Inc., a predecessor of Seix, from February 2001 to May 2004. Mr. Goudelias has manage the Seix Floating Rate High Income Fund since its inception. He has more than 22 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Senior High Yield Analyst of the Adviser since May 2004. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has co-managed the High Income Fund since August 2006. He has more than 8 years of investment experience.

Seix utilizes a team management approach for certain of the Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non- U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment

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objectives, and cash flow monitoring. The Chief Investment Officer is a member of each Fund’s management team and is responsible for setting overall investment strategy. In addition, the Chief Investment Officer works with the senior portfolio managers on establishing sector allocation for each of the Funds. Other members of the team provide analytical support including investment research and monitoring credit risks, financial metrics and market conditions.

Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited- Term Federal Mortgage Securities Fund, Total Return Bond Fund and U.S. Government Securities Fund (collectively, the “Investment Grade Funds”)

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Funds’ management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 22 years of investment experience.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgaged-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has more than 21 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Total Return Bond Fund since 2007. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Total Return Bond Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years investment experience.

Seix Global Strategy Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the

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Fund’s inception. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years of investment experience.

Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2002. Mr. Kirkpatrick focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 17 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2003. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

Strategic Income Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Strategic Income Fund’s management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. McEachern, Mr. Nold, Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2004. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Strategic Income Fund’s management team since 2007. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years investment experience.

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Silvant Capital Management LLC (“Silvant”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.silvantcapital.com

Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2008, Silvant had approximately $5.4 billion in assets under management.

Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Growth Stock Fund and, the Select Large Cap Growth Stock Fund since March 2007 and the Small Cap Growth Stock Fund since February 2007. He has more than 17 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as Managing Director of Silvant and served as Managing Director of the Adviser since June 2000. He has co-managed the Select Large Cap Growth Stock Fund since March 2007 after managing the Fund since January 2007. He has more than 36 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of Silvant and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since March 2007. He has more than 13 years of investment experience.

StableRiver Capital Management LLC (“StableRiver”) 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2008, StableRiver had approximately $33.7 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action - even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

The Ultra-Short Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Ultra-Short Bond Fund are each managed by a portfolio management team comprised of Mr. H. Rick Nelson, Mr. Robert W. Corner and Mr. Chad Stephens. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction

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techniques, portfolio risk assessment, and the management of daily cash flows.

Mr. Nelson currently serves as Chief Executive Officer and Chief Investment Officer of StableRiver and served as Managing Director of the Adviser since March 2002. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since January 2003, the Ultra-Short Bond Fund since July 2004 and the U.S. Government Securities Ultra-Short Bond Fund since July 2004. He has more than 26 years of investment experience.

Mr. Corner currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since September 1996. He has co-managed the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since July 2004 and the Short Term Bond Fund since January 2003 after managing each respective Fund since its inception and has co-managed the Short-Term U.S. Treasury Securities Fund since March 2008. He has more than 21 years of investment experience.

Mr. Stephens currently serves as Director of StableRiver and served as Vice President of the Adviser since December 2000. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Fund since August 2006 and the Short-Term Bond Fund since March 2008. He has more than 16 years of investment experience.

Zevenbergen Capital Investments LLC (“ZCI”)
601 Union Street, Seattle, Washington 98101
www.zci.com

ZCI, a majority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as sub-adviser to the RidgeWorth Aggressive Growth and Emerging Growth Funds. As of June 30, 2008, ZCI had approximately $2.2 billion in assets under management.

ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation. ZCI selects, buys and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.

The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer of ZCI since January 1987. She has co-managed the Funds since each Fund’s respective inception. She has more than 26 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst of ZCI since 1992. She has co-managed the Funds since each Fund’s respective inception. She has more than 25 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for ZCI since 1995. She has co-managed the Funds since each Fund’s respective inception. She has more than 13 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.

Participants in retirement plans must contact their employee benefits office or their plan’s administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

How to Purchase Fund Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

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•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). In the case of the Money Market Funds, the Federal Reserve Bank of New York (the “Fed”) must also be open for settlement. The STI Classic Funds reserves the right to open one or more Fixed Income or Money Market Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open even if the NYSE is closed.

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If an Equity, Asset Allocation or Fixed Income Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV. For you to be eligible to receive dividends declared on the day you submit your purchase order, a Money Market Fund or its authorized agent must receive your purchase order in proper form before 3:00 p.m. Eastern Time and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Money Market Fund receives federal funds before calculating its NAV the following day.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase and sale requests to your financial institutions or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase or sell Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting

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its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Equity Funds, except the International Equity Fund, International Equity Index Fund and the International Equity 130/30 Fund invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although a Fund cannot guarantee this.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

In-Kind Purchases

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

Customer Identification

Foreign Investors

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain,

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verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request, in proper form.

Redemption orders must be received by the Money Market Funds on any Business Day before 3:00 p.m., Eastern Time. Orders received after this time will be executed the following Business Day.

A Medallion Signature Guarantee● by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;
•	sent to an address or bank account other than the address or bank account of record; or
•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

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●	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Receiving Your Money

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

Redemptions In Kind

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

For All Funds Except the Money Market Funds

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is

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traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

For the Money Market Funds

The Money Market Funds seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Money Market Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Money Market Funds’ investments, and money market instruments in general, and the Money Market Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations

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on the frequency of shareholder purchases and redemptions into and out of the Money Market Funds. As a result, the Board has not adopted a Money Market Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

Each of the International Equity Index Fund, the International Equity 130/30 Fund and the International Equity Fund distributes its net investment income annually. Each other Equity Fund distributes its net investment income quarterly.

The Bond and Money Market Funds declare dividends daily and pay these dividends monthly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan’s Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

More information about taxes is in the Statement of Additional Information.

 157

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s and its predecessor’s financial performance for the past 5 years or, if shorter, the period of the Fund’s (and its predecessor’s) operations. There is no financial information for the Seix Global Strategy Fund because that Fund did not begin operations until after March 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended October 31, 2003 for the Intermediate Bond Fund, the Limited Duration Fund, the Seix High Yield Fund and the Total Return Bond Fund, which has been audited by a predecessor independent accounting firm. The Reports of the Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Aggressive Growth Stock Fund(4)
I Shares
Year Ended March 31, 2008	$12.64	$(0.09	)(a)	$(0.11)	$(0.20)	$—	$(0.41)	$(0.41)	$12.03	(2.12)%	$306,709	1.16%	(0.70)%	1.16%		59%
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17		49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—	—	12.24	23.77	254,412	1.19	(0.61)	1.23		30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—	—	—	9.89	(1.10)	58,988	1.22	(0.79)	1.45		42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—	—	—	10.00	0.00	20,501	1.22	(0.74)	1.61		2
Emerging Growth Stock Fund(4)
I Shares
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17		117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18		103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24		107
Period Ended March 31, 2005	9.60	(0.08	)(a)	(0.14)	(0.22)	—	—	—	9.38	(2.29)	20,494	1.23	(1.03)	1.51		64
Period Ended May 31, 2004	10.00	(0.03	)(a)	(0.37)	(0.40)	—	—	—	9.60	(4.00)	12,891	1.22	(1.04)	1.69		11
International Equity 130/30 Fund(4)(6)
I Shares
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—	—	—	8.69	(13.10)	4,343	1.55	(0.58)	7.38	%(c)	120
International Equity Fund
I Shares
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)	(2.30)	(2.64)	13.77	(4.16)	1,089,572	1.21	2.06	1.21		141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	—	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22		81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)	—	(0.16)	14.49	24.47 #	926,845	1.31	1.40	1.32		59
Period Ended March 31, 2005	10.15	0.06		1.67	1.73	(0.11)	—	(0.11)	11.77	17.09	480,731	1.38	0.85	1.38		39
Year Ended May 31, 2004	8.00	0.10	(a)	2.19	2.29	(0.14)	—	(0.14)	10.15	28.64	332,180	1.41	1.08	1.41		58
Year Ended May 31, 2003	9.31	0.07		(1.32)	(1.25)	(0.06)	—	(0.06)	8.00	(13.40)	191,041	1.46	0.83	1.46		89
International Equity Index Fund
I Shares
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)	—	(0.49)	17.82	(2.03)	958,514	0.59	2.74	0.59		13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)	—	(0.36)	18.64	20.27	994,685	0.61	1.99	0.61		8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)	—	(0.21)	15.81	25.06 #	774,008	0.76	1.84	0.78		7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)	—	(0.24)	12.83	17.68	517,993	0.97	0.81	1.06		21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)	—	(0.13)	11.11	34.07	351,163	0.98	1.38	1.07		10
Year Ended May 31, 2003	9.76	0.10	(a)	(1.43)	(1.33)	(0.04)	—	(0.04)	8.39	(13.63)	248,770	1.03	1.26	1.12		25

158

FINANCIAL HIGHLIGHTS

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Core Equity Fund
I Shares
Year Ended March 31, 2008	$17.79	$0.21		$(1.81)	$(1.60)	$(0.21	)(b)	$(1.73)	$(1.94	)(b)	$14.25	(10.32)%	$1,239,965	0.86%	1.23%	0.86%	78%
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)		(0.38)	(0.56)		16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)		—	(0.13)		14.72	21.76	782,665	1.00	1.03	1.00	51
Year Ended May 31, 2003	13.80	0.13		(1.60)	(1.47)	(0.12)		—	(0.12)		12.21	(10.58)	598,862	0.99	1.05	0.99	52
Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)		(0.18)	(0.21)		12.22	0.76	1,493,213	1.19	0.31	1.21	72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—		—	—		12.33	11.89	1,248,636	1.23	(0.25)	1.24	106
Year Ended May 31, 2003	12.24	(0.03	)(a)	(1.19)	(1.22)	—		—	—		11.02	(9.97)	1,090,549	1.22	(0.32)	1.24	69
Large Cap Quantitative Equity Fund(4)
I Shares
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(b)	(1.65)	(1.74	)(b)	11.58	(6.68)	235,925	0.92	0.63	0.92	399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02	432
Period Ended March 31, 2005	12.08	(0.02	)(a)	1.91	1.89	—		(0.72)	(0.72)		13.25	15.84	93,204	1.11	(0.19)	1.26	346
Period Ended May 31, 2004	10.00	(0.02	)(a)	2.35	2.33	—		(0.25)	(0.25)		12.08	23.43	66,812	1.13	(0.22)	1.33	344
Large Cap Value Equity Fund
I Shares
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)		(1.62)	(1.90)		12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)		(0.57)	(0.80)		15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)		—	(0.23)		13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15	1.30	(0.18)		—	(0.18)		12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74	1.89	(0.15)		—	(0.15)		11.47	19.58	715,928	0.90	1.40	0.90	67
Year Ended May 31, 2003	11.05	0.15		(1.33)	(1.18)	(0.14)		—	(0.14)		9.73	(10.54)	681,899	0.89	1.68	0.89	46
Mid-Cap Core Equity Fund
I Shares
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)		(1.34)	(1.43)		11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)		(0.99)	(1.05)		13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)		(0.62)	(0.69)		13.67	19.68	410,459	1.12	0.63	1.13	138
Period Ended March 31, 2005	10.32	0.07		1.70	1.77	(0.06)		—	(0.06)		12.03	17.17	214,660	1.20	0.64	1.22	68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57	1.63	(0.05)		—	(0.05)		10.32	18.70	177,128	1.23	0.64	1.26	126
Year Ended May 31, 2003	9.79	(0.03	)(a)	(1.02)*	(1.05)*	—		—	—		8.74	(10.73)	118,092	1.22	(0.31)	1.25	144

 159

FINANCIAL HIGHLIGHTS

																	Ratio of
																Ratio of	Expenses to
															Ratio	Net	Average Net
				Net											of	Investment	Assets
				Realized											Net	Income	(Excluding
				and				Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Mid-Cap Value Equity Fund(4)
I Shares
Year Ended March 31, 2008	$13.02	$0.19	(a)	$(1.18)	$(0.99)	$(0.23	)(b)	$(2.22)		$(2.45	)(b)	$9.58	(9.75)%	$257,978	1.06%	1.52%	1.06%		221%
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)		(2.30)		13.02	17.47	278,949	1.06	1.08	1.06		196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)		(1.41)		13.14	19.49	243,534	1.13	1.03	1.16		169
Period Ended March 31, 2005	10.95	0.11		1.33	1.44	(0.12)		—		(0.12)		12.27	13.25	209,088	1.22	1.19	1.32		117
Year Ended May 31, 2004	8.62	0.05	(a)	2.33	2.38	(0.05)		—		(0.05)		10.95	27.71	147,185	1.26	0.53	1.36		95
Year Ended May 31, 2003	10.95	0.05		(2.16)	(2.11)	(0.04)		(0.18)		(0.22)		8.62	(19.05)	99,854	1.25	0.63	1.35		71
Real Estate 130/30 Fund(4)(6)
I Shares
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—		(0.07)		10.28	3.47	5,173	1.45	1.74	3.42	(c)	70
Select Large Cap Growth Stock Fund(4)
I Shares
Year Ended March 31, 2008	26.92	0.08	(a)	1.35	1.43	(0.03)		—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95		62
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)		—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98		160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)		—		(0.13)		25.83	7.54	74,481	1.07	0.21	1.08		82
Period Ended March 31, 2005	23.31	0.10	(a)	0.77	0.87	(0.04)		—		(0.04)		24.14	3.74	98,982	1.22	0.52	1.25		51
Year Ended May 31, 2004	20.78	(0.06	)(a)	2.59	2.53	—		—		—		23.31	12.18	144,732	1.25	(0.28)	1.25		49
Year Ended May 31, 2003	23.25	—	(a)	(2.47)	(2.47)	—		—		—		20.78	(10.62)	198,429	1.24	(0.01)	1.24		58
Small Cap Growth Stock Fund
I Shares
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—		(6.64	)(b)	(6.64	)(b)	13.53	(7.09)	490,675	1.19	(0.57)	1.20		126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—		(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16		139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—		(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18		98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—		(2.45)		(2.45)		19.99	10.60	940,775	1.22	(0.46)	1.22		70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—		—		—		20.25	33.31	789,650	1.25	(0.83)	1.25		107
Year Ended May 31, 2003	17.28	(0.12	)(a)	(1.72)	(1.84)	—		(0.25)		(0.25)		15.19	(10.50)	567,714	1.24	(0.87)	1.24		96
Small Cap Value Equity Fund(4)
I Shares
Year Ended March 31, 2008	17.35	0.18		(1.65)	(1.47)	(0.17)		(4.54)		(4.71)		11.17	(11.23)	469,424	1.19	1.20	1.19		75
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)		(4.82)		(4.93)		17.35	7.41	674,619	1.18	0.55	1.18		62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)		(4.32)		(4.42)		20.93	30.70	762,709	1.20	0.48	1.20		58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)		(1.53)		(1.59)		19.86	17.57	726,904	1.21	0.22	1.21		17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)		—		(0.06)		18.26	33.56	682,567	1.25	0.38	1.25		44
Year Ended May 31, 2003	14.54	0.08		(0.82)	(0.74)	(0.07)		—		(0.07)		13.73	(5.09)	518,468	1.24	0.64	1.24		29
U.S. Equity 130/30 Fund(4)(6)
I Shares
Period Ended March 31, 2008	10.00	0.01		(1.25)	(1.24)	(0.01)		—		(0.01)		8.75	(12.39)	4,381	1.30	0.48	3.49	(c)	87
Life Vision Aggressive Growth Fund(4)(5)
I Shares
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)		(1.90)		(2.31)		10.37	(4.59)	28,514	0.19	1.04	0.20		46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)		(0.24)		(0.49)		13.00	9.60	53,098	0.18	0.94	0.18		52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)		(0.13)		(0.27)		12.32	13.90	52,765	0.21	0.66	0.26		31
Period Ended March 31, 2005†	10.25	0.09		0.85	0.94	(0.12)		—		(0.12)		11.07	9.15	43,283	0.21	0.98	0.34		29
Year Ended May 31, 2004	8.55	0.04	(a)	1.70	1.74	(0.04	)**	—		(0.04	)**	10.25	20.34	38,468	0.25	0.39	0.39		44
Year Ended May 31, 2003	9.57	0.03		(1.02)	(0.99)	(0.03)		—		(0.03)		8.55	(10.36)	28,681	0.25	0.33	0.40		50

160

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Life Vision Conservative Fund(4)(5)
I Shares
Year Ended March 31, 2008	$11.37	$0.44		$(0.10)	$0.34	$(0.44)	$(0.16)	$(0.60)	$11.11	3.02%	$5,177	0.18%	3.98%	0.30%		47%
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)	(0.11)	(0.59)	11.37	6.91	3,362	0.20	4.00	0.32		43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)	(0.06)	(0.42)	11.21	4.96	3,066	0.20	3.33	0.56		29
Period Ended March 31, 2005†	10.87	0.27		0.29	0.56	(0.30)	(0.04)	(0.34)	11.09	5.18	414	0.17	3.18	1.52		121
Period Ended May 31, 2004	10.71	0.15	(a)	0.14	0.29	(0.13)	—	(0.13)	10.87	2.68	30	0.25	2.41	85.33	(c)	138
Life Vision Growth and Income Fund(4)(5)
I Shares
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17		50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17		45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24		34
Period Ended March 31, 2005†	10.76	0.14		0.69	0.83	(0.18)	—	(0.18)	11.41	7.77	87,520	0.22	1.60	0.33		59
Year Ended May 31, 2004	9.33	0.14	(a)	1.43	1.57	(0.14)	—	(0.14)	10.76	16.92	75,083	0.25	1.38	0.36		97
Year Ended May 31, 2003	9.98	0.13		(0.65)	(0.52)	(0.13)	—	(0.13)	9.33	(5.16)	59,449	0.25	1.46	0.37		139
Life Vision Moderate Growth Fund(4)(5)
I Shares
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17		40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16		49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22		34
Period Ended March 31, 2005†	10.06	0.18		0.52	0.70	(0.22)	(0.05)	(0.27)	10.49	6.98	132,522	0.21	2.10	0.32		83
Year Ended May 31, 2004	9.02	0.16	(a)	1.04	1.20	(0.16)	—	(0.16)	10.06	13.35	121,659	0.25	1.65	0.36		109
Year Ended May 31, 2003	9.40	0.16		(0.38)	(0.22)	(0.16)	—	(0.16)	9.02	(2.21)	93,722	0.25	1.87	0.36		101
Life Vision Target Date 2015 Fund(4)(5)
I Shares
Year Ended March 31, 2008	11.56	0.23		(0.67)	(0.44)	(0.40)	(0.09)	(0.49)	10.63	(4.19)	3,150	0.18	1.80	0.97		196
Year Ended March 31, 2007	10.86	0.21	(a)	0.77	0.98	(0.26)	(0.02)	(0.28)	11.56	9.18	2,067	0.20	1.87	2.20		67
Period Ended March 31, 2006†	10.00	0.09	(a)	0.90	0.99	(0.13)	—	(0.13)	10.86	9.94	270	0.20	1.80	13.92	(c)	25
Life Vision Target Date 2025 Fund(4)(5)
I Shares
Year Ended March 31, 2008	11.93	0.15	(a)	(0.67)	(0.52)	(0.41)	(0.16)	(0.57)	10.84	(4.81)	5,770	0.20	1.28	0.46		67
Year Ended March 31, 2007	11.11	0.15	(a)	0.91	1.06	(0.23)	(0.01)	(0.24)	11.93	9.64	4,704	0.20	1.28	1.28		48
Period Ended March 31, 2006†	10.00	0.09	(a)	1.14	1.23	(0.12)	—	(0.12)	11.11	12.33	1,110	0.20	1.86	11.64	(c)	17
Life Vision Target Date 2035 Fund(4)(5)
I Shares
Year Ended March 31, 2008	11.64	0.16	(a)	(0.66)	(0.50)	(0.33)	(0.16)	(0.49)	10.65	(4.70)	2,908	0.18	1.32	0.99		53
Year Ended March 31, 2007	10.89	0.12	(a)	0.90	1.02	(0.22)	(0.05)	(0.27)	11.64	9.41	1,318	0.20	1.05	2.45		50
Period Ended March 31, 2006†	10.00	0.07	(a)	0.94	1.01	(0.12)	—	(0.12)	10.89	10.14	590	0.20	1.41	10.98	(c)	40

 161

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
High Income Fund
I Shares
Year Ended March 31, 2008	$7.36	$0.57		$(0.82)	$(0.25)	$(0.58)	$(0.13)	$(0.71)	$6.40	(3.68)%	$30,587	0.70%	8.23%	0.71%	403%
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005††	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
Year Ended May 31, 2003	7.25	0.61		(0.09)	0.52	(0.61)	—	(0.61)	7.16	8.19	100,852	0.78	8.95	0.93	20
Intermediate Bond Fund
I Shares
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004†††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
Year Ended October 31, 2003	10.12	0.37		0.15	0.52	(0.41)	—	(0.41)	10.23	5.16	28,689	0.45	3.42	0.56	277
Investment Grade Bond Fund
I Shares
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005††	10.31	0.29		0.19	0.48	(0.28)	—	(0.28)	10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—	(0.38)	10.31	(2.31)	578,345	0.82	3.29	0.84	119
Year Ended May 31, 2003	10.24	0.40		0.76	1.16	(0.46)	—	(0.46)	10.94	11.61	821,342	0.81	3.92	0.83	137
Limited Duration Fund
I Shares
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	—	(0.08)	9.98	0.84	83,315	0.16	2.12	0.16	12
Year Ended October 31, 2004†††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20	1.04	0.26	101
Year Ended October 31, 2003	10.00	0.11		(0.02)	0.09	(0.11)	—	(0.11)	9.98	0.92	146,513	0.20	1.10	0.26	244
Limited-Term Federal Mortgage Securities Fund
I Shares
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
Period Ended March 31, 2005††	10.18	0.31		(0.08)	0.23	(0.32)	—	(0.32)	10.09	2.26	407,543	0.66	3.60	0.71	41
Year Ended May 31, 2004	10.59	0.24	(a)	(0.36)	(0.12)	(0.29)	—	(0.29)	10.18	(1.10)	435,446	0.70	2.32	0.75	146
Year Ended May 31, 2003	10.31	0.29	(a)	0.42	0.71	(0.42)	(0.01)	(0.43)	10.59	6.99	320,718	0.70	2.79	0.75	117

162

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix Floating Rate High Income Fund(4)
I Shares
Year Ended March 31, 2008	$9.98	$0.70		$(1.06)	$(0.36)	$(0.70)	$(0.02)	$(0.72)	$8.90	(3.85)%	$553,208	0.51%	7.34%	0.51%	134%
Year Ended March 31, 2007	9.96	0.69		0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04		(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
Seix High Yield Fund(4)
I Shares
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74		0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68		(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29		(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004†††	11.09	0.72		0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68		0.92	1.60	(0.68)	—	(0.68)	11.09	16.10	1,057,993	0.55	6.67	0.67	108
Short-Term Bond Fund
I Shares
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	(0.45)	9.87	5.63	390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43	(a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23	426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32		(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24	281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005††	9.84	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.73	0.96	288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24	(a)	(0.19)	0.05	(0.25)	—	(0.25)	9.84	0.45	282,188	0.70	2.42	0.75	66
Year Ended May 31, 2003	10.01	0.33		0.03	0.36	(0.33)	—	(0.33)	10.04	3.70	302,708	0.70	3.34	0.75	89
Short-Term U.S. Treasury Securities Fund
I Shares
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	(0.42)	10.26	8.56	62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	(0.39)	9.86	4.64	55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28		(0.11)	0.17	(0.28)	—	(0.28)	9.80	1.70	54,991	0.58	2.79	0.63	151
Period Ended March 31, 2005††	10.11	0.14		(0.11)	0.03	(0.14)	(0.09)	(0.23)	9.91	0.35	69,935	0.65	1.68	0.71	82
Year Ended May 31, 2004	10.36	0.14	(a)	(0.13)	0.01	(0.14)	(0.12)	(0.26)	10.11	0.11	92,371	0.70	1.36	0.76	131
Year Ended May 31, 2003	10.20	0.22		0.22	0.44	(0.22)	(0.06)	(0.28)	10.36	4.31	121,617	0.69	2.07	0.75	140

 163

FINANCIAL HIGHLIGHTS

															Ratio of
														Ratio of	Expenses to
				Net									Ratio of	Net	Average
				Realized									Net	Investment	Net Assets
				and				Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Strategic Income Fund(4)
I Shares
Year Ended March 31, 2008	$9.88	$0.60	(a)	$(0.27)	$0.33	$(0.61)	$—	$—	$(0.61)	$9.60	3.43%	$62,581	0.69%	6.16%	0.71%	439%
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
Period Ended March 31, 2005††	9.81	0.39	(a)	0.49	0.88	(0.39)	—	(0.06)	(0.45)	10.24	9.10	196,921	0.86	4.55	0.96	305
Year Ended May 31, 2004	9.99	0.55	(a)	(0.14)	0.41	(0.53)	—	(0.06)	(0.59)	9.81	4.15	98,570	0.90	5.53	1.00	95
Year Ended May 31, 2003	9.80	0.61		0.20	0.81	(0.62)	—	—	(0.62)	9.99	8.73	61,906	0.91	6.39	1.01	52
Total Return Bond Fund(4)
I Shares
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	—	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	—	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004†††	10.31	0.31		0.23	0.54	(0.32)	—	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
Year Ended October 31, 2003	10.00	0.30		0.35	0.65	(0.34)	—	—	(0.34)	10.31	6.58	33,662	0.45	3.10	0.51	463
Ultra-Short Bond Fund(d)
I Shares
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36		(0.04)	0.32	(0.36)	—	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
Period Ended March 31, 2005††	10.05	0.15		(0.05)	0.10	(0.15)	—	—	(0.15)	10.00	1.22	74,259	0.31	1.89	0.81	44
Year Ended May 31, 2004	10.10	0.15	(a)	(0.05)	0.10	(0.15)	—	—	(0.15)	10.05	1.01	112,453	0.31	1.50	0.86	83
Year Ended May 31, 2003	10.00	0.20		0.10	0.30	(0.20)	—	—	(0.20)	10.10	3.16	146,590	0.31	1.84	0.86	56
U.S. Government Securities Fund
I Shares
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37		(0.20)	0.17	(0.40)	—	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
Period Ended March 31, 2005††	10.35	0.29		0.09	0.38	(0.31)	—	—	(0.31)	10.42	3.74	319,058	0.77	3.41	0.80	64
Year Ended May 31, 2004	10.93	0.31	(a)	(0.50)	(0.19)	(0.35)	—	(0.04)	(0.39)	10.35	(1.77)	298,997	0.81	2.95	0.84	240
Year Ended May 31, 2003	10.47	0.44		0.51	0.95	(0.46)	—	(0.03)	(0.49)	10.93	9.25	258,585	0.81	4.00	0.84	150

164

FINANCIAL HIGHLIGHTS

																Ratio of
														Ratio of		Expenses to
				Net									Ratio of	Net		Average
				Realized									Net	Investment		Net Assets
				and			Distributions		Net				Expenses	Income		(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset				to	to		Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average		Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net		and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)		Offset)(2)	Rate(3)
U.S. Government Securities Ultra-Short Bond Fund(d)
I Shares
Year Ended March 31, 2008	$9.95	$0.43		$0.10	$0.53	$(0.45)	$—	$(0.45)	$10.03	5.41%		$62,904	0.28%	4.33%		0.33%	140%
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	(0.43)	9.95	5.50		34,411	0.29	4.23		0.33	141
Year Ended March 31, 2006	9.90	0.36		(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12		42,616	0.29	3.41		0.47	126
Period Ended March 31, 2005†	9.95	0.20		(0.05)	0.15	(0.20)	—	(0.20)	9.90	1.36		49,623	0.18	2.02		0.71	42
Year Ended May 31, 2004	10.00	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	9.95	1.01		77,360	0.24	1.25		0.77	109
Year Ended May 31, 2003	9.95	0.20		0.06	0.26	(0.20)	(0.01)	(0.21)	10.00	2.80		95,277	0.23	1.76		0.76	87
Prime Quality Money Market Fund
I Shares
Year Ended March 31, 2008	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.46	%(e)	3,834,993	0.52	4.34	%(e)	0.52	—
Year Ended March 31, 2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73		0.53	—
Year Ended March 31, 2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19		0.61	—
Period Ended March 31, 2005††	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.13		3,173,794	0.60	1.34		0.71	—
Year Ended May 31, 2004	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.52		3,477,598	0.63	0.52		0.74	—
Year Ended May 31, 2003	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.17		4,284,266	0.63	1.14		0.74	—
U.S. Government Securities Money Market Fund
I Shares
Year Ended March 31, 2008	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.12		2,108,351	0.58	3.71		0.58	—
Year Ended March 31, 2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.62		691,145	0.59	4.56		0.59	—
Year Ended March 31, 2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.07		413,893	0.62	2.99		0.65	—
Period Ended March 31, 2005††	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.03		517,253	0.62	1.24		0.71	—
Year Ended May 31, 2004	1.00	—		—	—	—	—	—	1.00	0.43		615,324	0.66	0.43		0.75	—
Year Ended May 31, 2003	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.01		992,560	0.65	1.00		0.74	—
U.S. Treasury Money Market Fund(4)
I Shares
Year Ended March 31, 2008	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.67		1,130,334	0.58	3.57		0.59	—
Year Ended March 31, 2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.61		1,025,065	0.58	4.50		0.58	—
Year Ended March 31, 2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.99		1,650,172	0.60	2.98		0.63	—
Period Ended March 31, 2005††	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.99		1,407,783	0.62	1.19		0.71	—
Year Ended May 31, 2004	1.00	—		—	—	—	—	—	1.00	0.37		1,233,565	0.66	0.32		0.75	—
Year Ended May 31, 2003	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.88		1,080,779	0.65	0.81		0.74	—

          165

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Aggressive Growth Stock Fund	I Shares	February 23, 2004
Emerging Growth Stock Fund	I Shares	February 23, 2004
International Equity 130/30 Fund	I Shares	December 27, 2007
Large Cap Quantitative Equity Fund	I Shares	August 7, 2003
Real Estate 130/30 Fund	I Shares	December 27, 2007
U.S. Equity 130/30 Fund	I Shares	December 27, 2007
Life Vision Conservative Fund	I Shares	November 6, 2003
Life Vision Target Date 2015 Fund	I Shares	October 12, 2005
Life Vision Target Date 2025 Fund	I Shares	October 21, 2005
Life Vision Target Date 2035 Fund	I Shares	November 2, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006

(5)	The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(6)	The 130/30 Funds’ net expense ratio excludes dividend expense on securities sold short and the gross expense ratio includes dividend expense on securities sold short of 1.74%, 1.03% and 0.66% for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, respectively.

(a)	Per share data calculated using average shares outstanding method.

(b)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $—, $—, $(0.05) and $(0.11), respectively.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(d)	Financial Highlights per share amounts for the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund have been adjusted for a 5:1 reverse stock split and 4.974874:1 reverse stock split, respectively which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004 and May 31, 2003.

(e)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I Shares, 4.01% for A Shares and 3.91% for C Shares. There was no impact to the total return as a result of these payments.

*	Includes redemption fees of $0.01.

**	Includes return of capital of $0.003.

#	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

166

NOTES TO FINANCIAL HIGHLIGHTS

††	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

			Change to Ratio of
		Change to Net	Net Investment
	Change to Net	Realized and	Income to
	Investment	Unrealized Gains	Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)
Investment Grade Bond Fund	0.01	(0.01)	0.18
Limited-Term Federal Mortgage Securities Fund	0.04	(0.04)	0.47
Short-Term Bond Fund	0.01	(0.01)	0.08
Strategic Income Fund	0.01	(0.01)	0.22
U.S. Government Securities Fund	0.02	(0.02)	0.23
U.S. Government Securities Ultra-Short Bond Fund	0.01	(0.01)	0.24

†††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

Change to Ratio of
		Change to Net	Net Investment
	Change to Net	Realized and	Income to
	Investment	Unrealized Gains	Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)
Seix High Yield Fund	0.01	(0.01)	0.06

Amounts designated as “—” are $0 or have been rounded to $0.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser:

RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com

Investment Subadvisers:

Alpha Equity Management LLC	IronOakAdvisors LLC	StableRiver Capital Management LLC
90 State House Square, Suite 11 00	919 East Main Street, 15th Floor	50 Hurt Plaza, Suite 1300
Hartford, CT 06103	Richmond, VA 23219	Atlanta, GA 30303
alphaequityllc.com	ironoakadvisors.com	stableriver.com

Ceredex Value Advisors LLC	Seix Investment Advisors LLC	Zevenbergen Capital Investments LLC
Lincoln Plaza, Suite 1600	10 Mountainview Road, Suite C-200	601 Union Street, Suite 4600
300 South Orange Avenue	Upper Saddle River, NJ 07458	Seattle, Washington 98101
Orlando, FL32801	seixadvisors.com	zci.com
ceredexvalue.com
Silvant Capital Management LLC
Certium Asset Management LLC	50 Hurt Plaza, Suite 1500
50 Hurt Plaza, Suite 1400	Atlanta, GA 30303
Atlanta, GA 30303	silvantcapital.com
certiumllc.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus.This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance.The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863
Mail:

RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds , from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’Investment Company Act registration number is 811-06557.

RidgeWorth Money Market Funds
A, C & I Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Money Market Funds
Subadviser: StableRiver Capital Management LLC
•	Prime Quality Money Market Fund
•	Tax-Exempt Money Market Fund
•	U.S. Government Securities Money Market Fund
•	U.S. Treasury Money Market Fund
•	Virginia Tax-Free Money Market Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, C Shares and I Shares of the Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	Prime Quality Money Market Fund

5	Tax-Exempt Money Market Fund

7	U.S. Government Securities Money Market Fund

9	U.S. Treasury Money Market Fund

11	Virginia Tax-Free Money Market Fund

13	More Information About Risk

14	More Information About Fund Investments

14	Third-Party Ratings

14	Information About Portfolio Holdings

14	Management

16	Purchasing, Selling and Exchanging Fund Shares

22	Market Timing Policies and Procedures

22	Distribution of Fund Shares

23	Dividends and Distributions

23	Taxes

25	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

          1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception	Ticker	CUSIP
Prime Quality Money Market Fund	A Shares	6/8/1992	SQIXX	76628T371
Prime Quality Money Market Fund	C Shares	10/4/1999	SQFXX	76628T363
Prime Quality Money Market Fund	I Shares	6/8/1992	SQTXX	76628T389
Tax-Exempt Money Market Fund	A Shares	6/8/1992	SEIXX	76628T348
Tax-Exempt Money Market Fund	I Shares	6/8/1992	STTXX	76628T355
U.S. Government Securities Money Market Fund	A Shares	6/8/1992	SUIXX	76628T322
U.S. Government Securities Money Market Fund	I Shares	6/8/1992	STUXX	76628T330
U.S. Treasury Money Market Fund	A Shares	11/12/2003	SATXX	76628T298
U.S. Treasury Money Market Fund	I Shares	2/18/1987	CUSXX	76628T314
Virginia Tax-Free Money Market Fund	A Shares	5/5/1993	CIAXX	76628T272
Virginia Tax-Free Money Market Fund	I Shares	6/15/1989	CFMXX	76628T280

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2          Money Market Funds

PRIME QUALITY MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments

Principal Investment Strategy	Attempts to identify money market instruments with the most attractive risk/return trade-off

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk. The Subadviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Money Market Funds          3

PRIME QUALITY MONEY MARKET FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s A Shares from year to year.*

Best Quarter	Worst Quarter
1.51%	0.07%
(9/30/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.33%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

			Since
			Inception of
	1 Year	5 Years	C Shares*	10 Years

A Shares	4.67%	2.55%	N/A	3.28%

C Shares	3.57%	2.46%	2.63%	N/A

I Shares	4.83%	2.72%	N/A	3.46%

iMoneyNet, Inc. First Tier Retail Average	4.48%	2.45%	2.99%	3.18%

*	Since inception of the C Shares on October 4, 1999. Benchmark returns since September 30, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

4          Money Market Funds

PRIME QUALITY MONEY MARKET FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)*	None	1.00%	None

*	A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%	None
Other Expenses	0.04%	0.04%	0.04%

Total Annual Operating Expenses[2]	0.67%	0.77%	0.52%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$68	$214	$373	$835
C Shares	$179	$246	$428	$954
I Shares	$53	$167	$291	$653

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$68	$214	$373	$835
C Shares	$79	$246	$428	$954
I Shares	$53	$167	$291	$653

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Money Market Funds          5

TAX-EXEMPT MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income that is exempt from federal income taxes, while preserving capital and liquidity

Investment Focus	Municipal money market instruments

Principal Investment Strategy	Attempts to increase income without added risk by analyzing credit quality

Investor Profile	Conservative investors who want to receive current tax-exempt income from their investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Tax-Exempt Money Market Fund invests at least 80% of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
0.98%	0.08%
(6/30/00)	(9/30/03)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.87%.

6          Money Market Funds

TAX-EXEMPT MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

	1 Year	5 Years	10 Years

A Shares	3.06%	1.75%	2.08%

I Shares	3.21%	1.89%	2.21%

iMoneyNet, Inc. Tax-Free Retail Average	2.97%	1.69%	2.03%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	I Shares
Investment Advisory Fees	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.04%	0.04%

Total Annual Operating Expenses[1]	0.63%	0.48%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$64	$202	$351	$786
I Shares	$49	$154	$269	$604

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Money Market Funds          7

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity

Investment Focus	U.S. Treasury and government agency securities, and repurchase agreements

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund’s U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For further information about these and other risks, see “More Information About Risk.”
Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.49%	0.10%
(12/31/00)	(3/31/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.13%.

8          Money Market Funds

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

	1 Year	5 Years	10 Years

A Shares	4.43%	2.40%	3.12%

I Shares	4.59%	2.56%	3.27%

iMoneyNet, Inc. Government & Agencies Retail Average	4.38%	2.44%	3.16%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		I Shares
Investment Advisory Fees	0.53%		0.53%
Distribution and Service (12b-1) Fees[1]	0.15%		None
Other Expenses	0.05%	[2]	0.05%

Total Annual Operating Expenses[3]	0.73%		0.58%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.17% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$75	$233	$406	$906
I Shares	$59	$186	$324	$726

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Money Market Funds          9

U.S. TREASURY MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income as is consistent with preservation of capital and liquidity

Investment Focus	Money market instruments issued and guaranteed by the U.S. Treasury

Principal Investment Strategy	Attempts to increase income without adding undue risk by analyzing yields

Investor Profile	Conservative investors seeking current income through a liquid investment

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest exclusively in the foregoing.

In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For further information about these and other risks, see “More Information About Risk.”
Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.46%	0.07%
(12/31/00)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.84%.

10          Money Market Funds

U.S. TREASURY MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

		Since
		Inception
	1 Year	of A Shares*	5 Years	10 Years

A Shares	4.19%	2.74%	N/A	N/A

I Shares	4.35%	N/A	2.47%	3.16%

iMoneyNet, Inc. Treasury & Repo Retail Average	4.12%	2.67%	2.32%	3.04%

*	Since inception of the A Shares on November 12, 2003. Benchmark returns since October 31, 2003 (benchmark returns available only on a month end basis).

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	I Shares
Investment Advisory Fees	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.05%	0.05%

Total Annual Operating Expenses[1]	0.74%	0.59%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$76	$237	$411	$918
I Shares	$60	$189	$329	$738

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Money Market Funds          11

VIRGINIA TAX-FREE MONEY MARKET FUND

Fund Summary

Investment Goal	As high a level of current income that is exempt from federal and Virginia income taxes, while preserving capital and liquidity

Investment Focus	Virginia municipal money market instruments

Principal Investment Strategy	Attempts to increase income without added risk by analyzing credit quality

Investor Profile	Virginia residents who want to receive current income exempt from federal and state income taxes

Subadviser	StableRiver Capital Management LLC

Investment Strategy

The Virginia Tax-Free Money Market Fund invests at least 80% of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in money market instruments subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

What are the principal risks of investing in this Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s A Shares from year to year.*

Best Quarter	Worst Quarter
0.93%	0.06%
(12/31/00)	(9/30/03)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.85%.

12          Money Market Funds

VIRGINIA TAX-FREE MONEY MARKET FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

	1 Year	5 Years	10 Years

A Shares	3.07%	1.76%	2.09%

I Shares	3.22%	1.93%	2.23%

iMoneyNet, Inc. Tax-Free Retail Average	2.97%	1.69%	2.03%

To obtain information about the Fund’s current yield, call 1-888-784-3863.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	I Shares
Investment Advisory Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees[1]	0.15%	None
Other Expenses	0.05%	0.05%
Acquired (Underlying) Fund Fees and Expenses[2]	0.03%	0.03%

Total Annual Operating Expenses[3]	0.63%	0.48%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.60% and 0.45% for A Share and I Shares, respectively.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$64	$202	$351	$786
I Shares	$49	$154	$269	$604

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

          13

MORE INFORMATION ABOUT RISK

More Information About Risk

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Foreign Security Risk

Prime Quality Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Prime Quality Money Market Fund

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Municipal Issuer Risk

Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund’s municipal securities.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic

14

MORE INFORMATION ABOUT FUND INVESTMENTS

developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Regional Risk

Virginia Tax-Free Money Market Fund

To the extent that the Fund’s investments are concentrated in a specific geographic region, the Fund may be subject to political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Third-Party Ratings

Fund	S&P1	Moody’s2	NAIC[3]

Prime Quality Money Market Fund	AAAm	Aaa	Class I Approved
U.S. Government Securities Money Market Fund	AAAm	Aaa	Exempt[4] Approved
U.S. Treasury Money Market Fund	AAAm	Aaa	Exempt[4] Approved

[1]	Standard & Poor’s Ratings Services

[2]	Moody’s Investors Service

[3]	National Association of Insurance Commissioners

[4]	U.S. Direct Obligations/Full Faith and Credit Exempt

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadviser must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser

          15

MANAGEMENT

registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Funds. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Prime Quality Money Market Fund	0.48%
Tax-Exempt Money Market Fund	0.44%
U.S. Government Securities Money Market Fund	0.54%
U.S. Treasury Money Market Fund	0.54%
Virginia Tax-Free Money Market Fund	0.40%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $1 billion	None–Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Prime Quality Money Market Fund	0.55%
Tax-Exempt Money Market Fund	0.45%
U.S. Government Securities Money Market Fund	0.55%
U.S. Treasury Money Market Fund	0.55%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Investment Subadviser
StableRiver Capital Management LLC (“StableRiver”) 50 Hurt Plaza, Suite 1300,
Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2008, StableRiver had approximately $33.7 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2008.

16

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds. C Shares of the Prime Quality Money Market Fund are available only through exchanges of C Shares of other RidgeWorth Funds. C Shares of the Prime Quality Money Market Fund (i) are subject to a 1% contingent deferred sales charge (“CDSC”) if you redeem your shares within one year of the date you purchased the original RidgeWorth Fund C Shares and (ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds. Once your securities account is established (or if you purchased shares directly from the Funds), you may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly

          17

PURCHASING, SELLING AND EXCHANGING FUND SHARES

limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). RidgeWorth Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open and the Fed is open for settlement even if the NYSE is closed.

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.

Fund	Time (Eastern Time)

Tax-Exempt Money Market Fund	10:30 a.m.
Virginia Tax-Free Money Market Fund	10:30 a.m.
Prime Quality Money Market Fund	3:00 p.m.
U.S. Government Securities Money Market Fund	3:00 p.m.
U.S. Treasury Money Market Fund	3:00 p.m.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase, sale and exchange orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of

18

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

Minimum Purchases — A Shares, C Shares and I Shares

To purchase A Shares for the first time, you must invest at least $2,000 in any Fund.

Purchases of C Shares of the Prime Quality Money Market Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

For investors who qualify to purchase I Shares there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification — A Shares, C Shares and I Shares

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories, a U.S. resident alien or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

          19

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal Law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — C Shares

Contingent Deferred Sales Charges (CDSC) – C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Fund must be notified in writing of such death/disability at time of redemption request;

–	The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

20

PURCHASING, SELLING AND EXCHANGING FUND SHARES

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the Statement of Additional Information for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of Shares is the NAV next calculated after the transfer agent receives your request in proper form.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworthfunds.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Medallion Signature Guarantee — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares of the Prime Quality Money Market Fund, any applicable CDSC.

          21

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares and C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required $2,000 as a result of redemptions, you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares and C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of

22

MARKET TIMING POLICIES AND PROCEDURES

purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

Each Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. Each Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each Fund’s investments, and money market instruments in general, and each Fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of a Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of the average daily net assets of A Shares.

          23

DIVIDENDS, DISTRIBUTIONS AND TAXES

	Current	Current
	Maximum Fee	Approved Fee

Prime Quality Money Market Fund	0.20%	0.15%

Tax-Exempt Money Market Fund	0.15%	0.15%

U.S. Government Securities Money Market Fund	0.17%	0.15%

U.S. Treasury Money Market Fund	0.15%	0.15%

Virginia Tax-Free Money Market Fund	0.20%	0.15%

For C Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.25% of the average daily net assets of the Fund’s C Shares.

The Fund may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. Each sale or exchange of Fund shares may be a taxable event; however, because the Fund expects to maintain a stable $1.00 net asset value per share, you should

24

TAXES

not expect to realize any gain or loss on the sale or exchange of your Fund shares. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these three Funds’ distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the Statement of Additional Information.

 25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of the Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

For a Share Outstanding Throughout the Period

															Ratio of
													Ratio of		Expenses to
			Net									Ratio of	Net		Average
			Realized									Net	Investment		Net Assets
			and			Distributions		Net				Expenses	Income		(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to		Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average		Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net		and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)		Offset)(2)
Prime Quality Money Market Fund
A Shares
Year Ended March 31, 2008	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	4.30	%(a)	$6,523,136	0.67%	4.21	%(a)	0.67%
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.67		5,917,224	0.68	4.59		0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.08		4,011,561	0.74	3.16		0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.96		2,124,606	0.80	1.17		0.91
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.34		1,851,615	0.81	0.34		0.95
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.98		1,925,521	0.81	0.96		0.94
C Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.20	(a)	4,129	0.77	4.11	(a)	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.57		3,733	0.78	4.47		0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.01		3,991	0.82	2.81		1.10
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94		10,093	0.83	0.99		1.48
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.22		25,444	0.93	0.21		1.59
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.54		14,633	1.25	0.53		1.62
I Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	(a)	3,834,993	0.52	4.34	(a)	0.52
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73		0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19		0.61
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13		3,173,794	0.60	1.34		0.71
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.52		3,477,598	0.63	0.52		0.74
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17		4,284,266	0.63	1.14		0.74
Tax-Exempt Money Market Fund
A Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.78		590,345	0.63	2.75		0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.00		594,416	0.63	2.95		0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12		671,164	0.65	2.10		0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.78		402,333	0.65	0.92		0.75
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.35		274,543	0.67	0.34		0.80
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.68		239,451	0.67	0.67		0.79
I Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.94		1,573,560	0.48	2.85		0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.15		1,157,688	0.48	3.10		0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.27		1,172,717	0.50	2.25		0.53
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.90		936,272	0.51	1.04		0.61
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.48		978,548	0.55	0.46		0.64
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.81		1,088,415	0.54	0.79		0.64

26

FINANCIAL HIGHLIGHTS

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
U.S. Government Securities Money Market Fund
A Shares
Year Ended March 31, 2008	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	3.96%	$333,593	0.74%	3.86%	0.74%
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.91	253,648	0.77	2.91	0.80
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.89	230,041	0.78	1.06	0.88
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.28	234,100	0.80	0.28	0.92
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.86	250,246	0.80	0.86	0.92
I Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12	2,108,351	0.58	3.71	0.58
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.62	691,145	0.59	4.56	0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.07	413,893	0.62	2.99	0.65
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.03	517,253	0.62	1.24	0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.43	615,324	0.66	0.43	0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01	992,560	0.65	1.00	0.74
U.S. Treasury Money Market Fund(3)
A Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.52	101,460	0.73	3.03	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.88	303	0.75	0.97	1.48
Period Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.15	401	0.75	0.21	3.17	(b)
I Shares
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.67	1,130,334	0.58	3.57	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.99	1,407,783	0.62	1.19	0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.37	1,233,565	0.66	0.32	0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.88	1,080,779	0.65	0.81	0.74
Virginia Tax-Free Money Market Fund
A Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.82	418,242	0.59	2.75	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	197,380	0.66	0.92	0.86
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.38	118,339	0.67	0.34	0.90
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.67	96,325	0.67	0.66	0.90
I Shares
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.97	294,937	0.44	2.91	0.45
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94	177,377	0.46	1.07	0.46
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56	173,959	0.50	0.51	0.50
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85	219,701	0.49	0.84	0.49

          27

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

U.S. Treasury Money Market Fund	A Shares	November 12, 2003

(a)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I Shares, 4.01% for A Shares and 3.91% for C Shares. There was no impact to the total return as a result of these payments.

(b)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds.

Amounts designated as “—” are $0 or have been rounded to $0.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com
Investment Subadviser:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta, GA 30303
stableriver.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Funds’ holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RFPRO-MM-0808

RidgeWorth Life Vision Funds
A, B, C & I Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Target Risk Funds
•	Life Vision Aggressive Growth Fund
•	Life Vision Conservative Fund
•	Life Vision Growth and Income Fund
•	Life Vision Moderate Growth Fund
Target Date Funds
•	Life Vision Target Date 2015 Fund
•	Life Vision Target Date 2025 Fund
•	Life Vision Target Date 2035 Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, C Shares and I Shares of each Life Vision Fund (“Funds”) and B Shares of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, and the Life Vision Moderate Growth Fund that you should know before investing. Each Fund invests in a combination of other underlying funds. Please read this prospectus and keep it for future reference.

A Shares, B Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments. B Shares are closed to purchase by new investors and existing shareholders. Existing shareholders, however, may continue to reinvest dividends and capital gain distributions in B Shares of any Fund and exchange B Shares of any Fund for B Shares of any other Fund.

A Shares

•	Front-end sales charge
•	12b-1 fees
•	$2,000 minimum initial investment
B Shares

•	Contingent deferred sales charge
•	Higher 12b-1 fees
•	Automatically convert to A Shares after eight years
C Shares

•	Contingent deferred sales charge
•	Higher 12b-1 fees
•	$5,000 minimum initial investment

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	Target Risk Funds

2	Life Vision Aggressive Growth Fund

7	Life Vision Conservative Fund

13	Life Vision Growth and Income Fund

19	Life Vision Moderate Growth Fund

25	Target Date Funds

25	Life Vision Target Date 2015 Fund

31	Life Vision Target Date 2025 Fund

37	Life Vision Target Date 2035 Fund

43	More Information About Risk

49	More Information About Fund Investments

50	Information About Portfolio Holdings

50	Management

51	Purchasing, Selling and Exchanging Fund Shares

60	Market Timing Policies and Procedures

61	Distribution of Fund Shares

62	Dividends and Distributions

62	Taxes

64	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2008

                      1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP

Target Risk Funds
Life Vision Aggressive Growth Fund	A Shares	10/16/2003	SLAAX	76628R391
Life Vision Aggressive Growth Fund	B Shares	3/11/2003	SLABX	76628R383
Life Vision Aggressive Growth Fund	C Shares	4/4/2005	CLVLX	76628R375
Life Vision Aggressive Growth Fund	I Shares	6/30/1997	CVMGX	76628R417
Life Vision Conservative Fund	A Shares	11/11/2003	SVCAX	76628R359
Life Vision Conservative Fund	B Shares	3/11/2003	SCCBX	76628R342
Life Vision Conservative Fund	C Shares	4/3/2005	SCCLX	76628R334
Life Vision Conservative Fund	I Shares	11/6/2003	SCCTX	76628R367
Life Vision Growth and Income Fund	A Shares	11/5/2003	SGIAX	76628R318
Life Vision Growth and Income Fund	B Shares	3/11/2003	SGIBX	76628R292
Life Vision Growth and Income Fund	C Shares	4/5/2005	SGILX	76628R284
Life Vision Growth and Income Fund	I Shares	6/30/1997	CLVGX	76628R326
Life Vision Moderate Growth Fund	A Shares	10/10/2003	SVMAX	76628R268
Life Vision Moderate Growth Fund	B Shares	3/11/2003	SVGBX	76628R250
Life Vision Moderate Growth Fund	C Shares	4/5/2005	SVGLX	76628R243
Life Vision Moderate Growth Fund	I Shares	6/30/1997	CLVBX	76628R276

Target Date Funds
Life Vision Target Date 2015 Fund	A Shares	1/4/2007	LVFAX	76628R227
Life Vision Target Date 2015 Fund	C Shares	—	LVFCX	76628R219
Life Vision Target Date 2015 Fund	I Shares	10/12/2005	LVFIX	76628R235
Life Vision Target Date 2025 Fund	A Shares	7/11/2006	LVTAX	76628R185
Life Vision Target Date 2025 Fund	C Shares	—	LVTCX	76628R177
Life Vision Target Date 2025 Fund	I Shares	10/21/2005	LVTIX	76628R193
Life Vision Target Date 2035 Fund	A Shares	5/3/2006	LVRAX	76628R151
Life Vision Target Date 2035 Fund	C Shares	—	LVRCX	76628R144
Life Vision Target Date 2035 Fund	I Shares	11/2/2005	LVRIX	76628R169

*	The performance included under “Performance Information” may include performance of other classes of the Fund.

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2          Target Risk Funds

LIFE VISION AGGRESSIVE GROWTH FUND

Fund Summary

Investment Goal	High capital appreciation

Investment Focus	Equity and money market funds

Share Price Volatility	High

Principal Investment Strategy	Investing at least 80% of the Fund’s assets in RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Funds”)

Investor Profile	Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

Investment Strategy

Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in Underlying Funds that invest primarily in equity securities. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the Life
Vision Aggressive
Asset Class	Growth Fund’s Assets)

Underlying Equity Funds	80-100%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Underlying Funds securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Target Risk Funds          3

LIFE VISION AGGRESSIVE GROWTH FUND

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. B Shares commenced operations on March 11, 2003, A Shares commenced operations October 16, 2003 and C Shares commenced operations on April 4, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter

18.72%	−16.74%

(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −11.77%.

4          Target Risk Funds

LIFE VISION AGGRESSIVE GROWTH FUND

Average Annual Total Returns
This table compares the average annual total returns of the Fund’s shares for the periods ended December 31, 2007, to those of a Hybrid 85/15 Blend of the Russell 3000® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI® EAFE®) Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.11%	11.82%	5.84%

B Shares Returns Before Taxes	3.34%	12.37%	6.21%

C Shares Returns Before Taxes	6.66%	12.83%	6.31%

I Shares Returns Before Taxes	8.62%	13.45%	6.60%

I Shares Returns After Taxes on Distributions	4.70%	12.28%	5.18%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.17%	11.43%	5.09%

Hybrid 85/15 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.05%	14.82%	6.63%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

Target Risk Funds          5

LIFE VISION AGGRESSIVE GROWTH FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None	None

Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price)	None	5.00%**	1.00%***	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell B Shares within five years of your purchase. See “Sales Charges.”
***	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	B Shares	C Shares	I Shares
Investment Advisory Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%[1]	0.75%	1.00%	None
Other Expenses	0.10%	0.10%	0.10%[2]	0.10%
Acquired (Underlying) Fund Fees and Expenses[3]	0.87%	0.87%	0.87%	0.87%

Total Annual Operating Expenses[4]	1.37%	1.82%	2.07%	1.07%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.50%, 0.95%, 1.20% and 0.20% for A Shares, B Shares, C Shares and I Shares, respectively.

[4]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 0.95%, 1.20% and 0.20% in the A Shares, B Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

6          Target Risk Funds

LIFE VISION AGGRESSIVE GROWTH FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$984	$1,282	$2,127
B Shares	$685	$973	$1,185	$2,020
C Shares	$310	$649	$1,114	$2,400
I Shares	$109	$340	$590	$1,306

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$706	$984	$1,282	$2,127
B Shares	$185	$573	$985	$2,020
C Shares	$210	$649	$1,114	$2,400
I Shares	$109	$340	$590	$1,306

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	8.36%	13.17%	6.47%

Hybrid 85/15 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.05%	14.82%	6.63%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

Target Risk Funds          7

LIFE VISION CONSERVATIVE FUND

Fund Summary

Investment Goal	Capital appreciation and current income

Investment Focus
Primary	Fixed income funds
Secondary	Equity funds

Share Price Volatility	Low

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”)

Investor Profile	Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities

Investment Strategy

The Life Vision Conservative Fund invests primarily in Underlying Fixed Income Funds, but may invest up to 40% of the Fund’s assets in Underlying Equity Funds. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Life Vision Conservative
Asset Class	Fund’s Assets)
Underlying Fixed Income Funds	60-100%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to

8          Target Risk Funds

LIFE VISION CONSERVATIVE FUND

perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the

Target Risk Funds          9

LIFE VISION CONSERVATIVE FUND

equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment Subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. B Shares commenced operations on March 11, 2003, A Shares commenced operations on November 11, 2003, C Shares commenced operations on April 3, 2005 and I Shares commenced operations on November 6, 2003. Performance between March 11, 2003 and the commencement of operations of A Shares, C Shares and I Shares is that of the B Shares of the Fund, and has not been adjusted to reflect A Share, C Share or I Share expenses. If it had been, performance for the C Shares would have been lower.

This bar chart shows changes in the performance of the Fund’s B Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

Best Quarter	Worst Quarter
3.30%	−1.35%
(12/31/04)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −3.16%.

Average Annual Total Returns

This table compares the average annual total return for the Fund’s shares for the periods ended December 31, 2007, to those of a Hybrid 80/17/3 Blend of the Lehman Brothers U.S. Aggregate Index, the Russell 3000® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI® EAFE®) Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local

10          Target Risk Funds

LIFE VISION CONSERVATIVE FUND

taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the B Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	1.79%	5.46%

B Shares Returns Before Taxes	1.39%	5.80%

B Shares Returns After Taxes on Distributions	–0.37%	4.69%

B Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.10%	4.38%

C Shares Returns Before Taxes	5.14%	5.44%

I Shares Returns Before Taxes	7.17%	6.81%

Hybrid 80/17/3 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.87%	6.68%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.26%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	15.11%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	24.09%

*	Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

Target Risk Funds          11

LIFE VISION CONSERVATIVE FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	4.75%	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price)	None	5.00%**	1.00%***	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell B Shares within five years of your purchase. See “Sales Charges.”
***	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	B Shares	C Shares	I Shares
Investment Advisory Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%[1]	0.75%	1.00%	None
Other Expenses	0.20%[2]	0.20%[2]	0.20%[2]	0.20%
Acquired (Underlying) Fund Fees and Expenses[3]	0.47%	0.47%	0.47%	0.47%

Total Annual Operating Expenses	1.07%	1.52%	1.77%	0.77%
Fee Waivers and Expense Reimbursements[4]	(0.10)%	(0.10)%	(0.10)%	(0.10)%

Net Annual Operating Expenses	0.97%	1.42%	1.67%	0.67%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expenses would be 0.50%, 0.95%, 1.20% and 0.20% for A Shares, B Shares, C Shares and I Shares, respectively.

[4]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 0.95%, 1.20% and 0.20% in the A Shares, B Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

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LIFE VISION CONSERVATIVE FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$569	$790	$1,028	$1,710
B Shares	$645	$870	$1,019	$1,683
C Shares	$270	$547	$950	$2,076

I Shares	$68	$236	$418	$945

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$579
B Shares	$655
C Shares	$280
I Shares	$79

If you do not sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$569	$790	$1,028	$1,710
B Shares	$145	$470	$819	$1,683
C Shares	$170	$547	$950	$2,076
I Shares	$68	$236	$418	$945

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$579
B Shares	$155
C Shares	$180
I Shares	$79

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s estimated expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”
Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*
A Shares Returns Before Taxes	6.84%	6.54%

Hybrid 80/17/3 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.87%	6.68%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.26%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	15.11%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	24.09%

*	Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

Target Risk Funds          13

LIFE VISION GROWTH AND INCOME FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Equity and fixed income funds

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”)

Investor Profile	Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds

Investment Strategy

The Life Vision Growth and Income Fund invests at least 80% of its assets in Underlying Equity Funds and Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Life Vision Growth and
Asset Class	Income Fund’s Assets)
Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may

14          Target Risk Funds

LIFE VISION GROWTH AND INCOME FUND

fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In

Target Risk Funds          15

LIFE VISION GROWTH AND INCOME FUND

addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. B Shares commenced operations on March 11, 2003, A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter

13.65%	−12.87%

(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −8.99%.

Average Annual Total Returns

This table compares the average annual total returns of the Fund’s Shares for the periods ended December 31, 2007, to those of a Hybrid 55/35/10 Blend of the Russell 3000® Index, the Lehman Brothers U.S. Aggregate Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI® EAFE®) Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns

16          Target Risk Funds

LIFE VISION GROWTH AND INCOME FUND

are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	1.70%	10.10%	5.96%

B Shares Returns Before Taxes	2.58%	10.65%	6.35%

C Shares Returns Before Taxes	6.17%	10.98%	6.38%

I Shares Returns Before Taxes	8.17%	11.70%	6.72%

I Shares Returns After Taxes on Distributions	5.35%	10.59%	5.22%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.63%	9.76%	5.02%

Hybrid 55/35/10 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.52%	11.22%	6.71%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

MSCI®EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Index is a widely recognized index of securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed income bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

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LIFE VISION GROWTH AND INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price)	None	5.00%**	1.00%***	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell B Shares within five years of your purchase. See “Sales Charges.”

***	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		B Shares	C Shares	I Shares
Investment Advisory Fees	0.10%		0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%	[1]	0.75%	1.00%	None
Other Expenses	0.07%		0.07%	0.07%	0.07%
Acquired (Underlying) Fund Fees and Expenses[2]	0.74%		0.74%	0.74%	0.74%

Total Annual Operating Expenses[3]	1.21%		1.66%	1.91%	0.91%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.47%, 0.92%, 1.17% and 0.17% for A Shares, B Shares, C Shares and I Shares, respectively.

[3]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 0.95%, 1.20% and 0.20% in the A Shares, B Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

18          Target Risk Funds

LIFE VISION GROWTH AND INCOME FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$691	$937	$1,202	$1,957
B Shares	$669	$923	$1,102	$1,846
C Shares	$294	$600	$1,032	$2,233
I Shares	$93	$290	$504	$1,120

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$691	$937	$1,202	$1,957
B Shares	$169	$523	$902	$1,846
C Shares	$194	$600	$1,032	$2,233
I Shares	$93	$290	$504	$1,120

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	7.88%	11.41%	6.58%

Hybrid 55/35/10 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.52%	11.22%	6.71%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

Target Risk Funds          19

LIFE VISION MODERATE GROWTH FUND

Fund Summary

Investment Goal	Capital appreciation and current income

Investment Focus	Equity and fixed income funds

Share Price Volatility	Low

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds, RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Investor Profile	Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

Investment Strategy
The Life Vision Moderate Growth Fund principally invests in Underlying Funds that invest primarily in equity securities and fixed income securities. The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Life Vision Moderate
Asset Class	Growth Fund’s Assets)
Underlying Equity Funds	35-65%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	35-65%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting RidgeWorth Funds’ website at www.ridgeworthfunds.com.

What are the principal risks of investing in this Fund?

The risk of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a

20          Target Risk Funds

LIFE VISION MODERATE GROWTH FUND

decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment Subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Target Risk Funds          21

LIFE VISION MODERATE GROWTH FUND

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. B Shares commenced operations on March 11, 2003, A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.* This chart does not reflect sales charges.

Best Quarter	Worst Quarter
11.24%	−9.20%
(12/31/98)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −6.07%.

Average Annual Total Returns

This table compares the average annual total returns of the Fund’s shares for the periods ended December 31, 2007, to those of a Hybrid 50/42/8 Blend of the Lehman Brothers U.S. Aggregate Index, the Russell 3000 ® Index, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI ® EAFE ®) Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns

22          Target Risk Funds

LIFE VISION MODERATE GROWTH FUND

are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	1.39%	8.43%	5.41%

B Shares Returns Before Taxes	2.07%	8.90%	5.77%

C Shares Returns Before Taxes	5.87%	9.32%	5.84%

I Shares Returns Before Taxes	7.92%	9.98%	6.15%

I Shares Returns After Taxes on Distributions	5.64%	8.67%	4.46%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.75%	8.02%	4.38%

Hybrid 50/42/8 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.68%	9.68%	6.64%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000® Index measures the performance of the 3000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The MSCI® EAFE® Index is a widely-recognized, market capitalization index that measures equity performance based upon indices from 21 foreign and developed countries.

Target Risk Funds          23

LIFE VISION MODERATE GROWTH FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price)	None	5.00%**	1.00%***	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell B Shares within five years of your purchase. See “Sales Charges.”

***	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares		B Shares		C Shares	I Shares
Investment Advisory Fees	0.10%		0.10%		0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%	[1]	0.75%		1.00%	None
Other Expenses	0.07%	[2]	0.07%	[2]	0.07%	0.07%
Acquired (Underlying) Fund Fees and Expenses[3]	0.62%		0.62%		0.62%	0.62%

Total Annual Operating Expenses[4]	1.09%		1.54%		1.79%	0.79%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expense would be 0.47, 0.92%, 1.17% and 0.17% for A Shares, B Shares, C Shares and I Shares, respectively.

[4]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 0.95%, 1.20% and 0.20% in the A Shares, B Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

24          Target Risk Funds

LIFE VISION MODERATE GROWTH FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$680	$902	$1,141	$1,827
B Shares	$657	$886	$1,039	$1,714
C Shares	$282	$563	$970	$2,105
I Shares	$81	$252	$439	$978

If you do not sell your shares at the end of the period:

	1 Year	3 Years	5 Years	10 Years
A Shares	$680	$902	$1,141	$1,827
B Shares	$157	$486	$839	$1,714
C Shares	$182	$563	$970	$2,105
I Shares	$81	$252	$439	$978

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	7.57%	9.73%	6.03%

Hybrid 50/42/8 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.68%	9.68%	6.64%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	5.14%	13.63%	6.22%

MSCI® EAFE® Index (reflects no deduction for fees, expenses or taxes)	11.17%	21.59%	8.66%

Target Date Funds          25

LIFE VISION TARGET DATE 2015 FUND

Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2015

Investment Strategy

The Life Vision Target Date 2015 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2015 Fund’s Assets)

Underlying Equity Funds	50-70%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	30-50%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

26          Target Date Funds

LIFE VISION TARGET DATE 2015 FUND

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a

Target Date Funds          27

LIFE VISION TARGET DATE 2015 FUND

floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the fund will perform in the future. I Shares commenced operations on October 12, 2005. A Shares commenced operations on January 4, 2007. Performance between October 12, 2005 and the commencement of operations for A Shares is that of the I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance for the A Shares would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.

Best Quarter	Worst Quarter
5.63%	−1.43%
(6/30/07)	(12/31/07)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −10.55%.

28          Target Date Funds

LIFE VISION TARGET DATE 2015 FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the a Hybrid 60/40 Blend of the S&P 500  Index and the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	1.27%	8.28%

I Shares Returns Before Taxes	7.76%	11.37%

I Shares Returns After Taxes on Distributions	6.37%	10.23%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.28%	9.17%

Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.27%

*	Since inception of the I Shares on October 12, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Target Date Funds          29

LIFE VISION TARGET DATE 2015 FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None

Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.87%[2]	0.87%	0.87%
Acquired (Underlying) Fund Fees and Expenses[3]	0.78%	0.78%	0.78%

Total Annual Operating Expenses	2.05%	2.75%	1.75%
Fee Waivers and Expense Reimbursements[4]	(0.77)%	(0.77)%	(0.77)%

Net Annual Operating Expenses	1.28%	1.98%	0.98%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected change in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expense would be 0.50%, 1.20% and 0.20% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 1.20% and 0.20% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

30          Target Date Funds

LIFE VISION TARGET DATE 2015 FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$698	$1,111	$1,548	$2,760
C Shares	$301	$780	$1,386	$3,024
I Shares	$100	$476	$877	$1,999

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$771
C Shares	$378
I Shares	$178

If you do not sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$698	$1,111	$1,548	$2,760
C Shares	$201	$780	$1,386	$3,024
I Shares	$100	$476	$877	$1,999

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$771
C Shares	$278
I Shares	$178

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2015 Fund’s expenses in the table above are shown as a percentage of the 2015 Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	7.41%	11.21%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.27%

*	Since inception of the I Shares on October 12, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

Target Date Funds          31

LIFE VISION TARGET DATE 2025 FUND

Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2025

Investment Strategy

The Life Vision Target Date 2025 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2025 Fund’s Assets)
Underlying Equity Funds	65-85%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	15-35%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

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LIFE VISION TARGET DATE 2025 FUND

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions and during certain periods.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a

Target Date Funds          33

LIFE VISION TARGET DATE 2025 FUND

floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the fund will perform in the future. I Shares commenced operations on October 21, 2005. A Shares commenced operations on July 11, 2006. Performance between October 21, 2005 and the commencement of operations for A Shares is that of the I Shares of the Fund and has not been adjusted to reflect A Share expenses. If it had been, performance for the A Shares would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.

Best Quarter	Worst Quarter
6.37%	−1.86%
(12/31/06)	(6/30/06)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was −11.75%.

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LIFE VISION TARGET DATE 2025 FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	1.79%	9.86%

I Shares Returns Before Taxes	8.33%	13.12%

I Shares Returns After Taxes on Distributions	6.85%	12.01%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.74%	10.72%

Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.27%

*	Since inception of the I Shares on October 21, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Target Date Funds          35

LIFE VISION TARGET DATE 2025 FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net asset value)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”
**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.36%	0.36%	0.36%
Acquired (Underlying) Fund Fees and Expenses[2]	0.83%	0.83%	0.83%

Total Annual Operating Expenses	1.59%	2.29%	1.29%
Fee Waivers and Expense Reimbursements[3]	(0.26)%	(0.26)%	(0.26)%

Net Annual Operating Expenses	1.33%	2.03%	1.03%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expenses would be 0.50%, 1.20% and 0.20% for A Shares, C Shares and I Shares, respectively.

[3]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 1.20% and 0.20% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

36          Target Date Funds

LIFE VISION TARGET DATE 2025 FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$703	$1,024	$1,368	$2,335
C Shares	$306	$690	$1,202	$2,606
I Shares	$105	$383	$683	$1,534

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$727
C Shares	$332
I Shares	$131

If you do not sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$703	$1,024	$1,368	$2,335
C Shares	$206	$690	$1,202	$2,606
I Shares	$105	$383	$683	$1,534

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$727
C Shares	$232
I Shares	$131

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	8.03%	12.86%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	8.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	10.31%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.27%

*	Since inception of the I Shares on October 21, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).

Target Date Funds          37

LIFE VISION TARGET DATE 2035 FUND

Fund Summary

Investment Goal	High total return

Investment Focus	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

Share Price Volatility	Moderate

Principal Investment Strategy	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

Investor Profile	Investors who expect to retire or require income around the year 2035

Investment Strategy

The Life Vision Target Date 2035 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

Investment Range
(Percentage of the
Asset Class	2035 Fund’s Assets)
Underlying Equity Funds	75-95%
Domestic Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	5-25%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund’s investments in ETFs may include iShares. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting RidgeWorth Funds’ website at www.ridgeworthfunds.com.

38          Target Date Funds

LIFE VISION TARGET DATE 2035 FUND

What are the principal risks of investing in this Fund?

The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions and during certain periods .

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by an Underlying Fund’s investment subadviser are never realized by the market.

Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. An Underlying Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a

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floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require an Underlying Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. An Underlying Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, an Underlying Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. An Underlying Fund’s investment subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the fund will perform in the future. I Shares commenced operations on November 2, 2005. A Shares commenced operations on May 3, 2006. Performance between November 2, 2005 and the commencement of operations for A Shares is that of the I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance for the A Shares would have been lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.

Best Quarter	Worst Quarter

6.58%	−2.14%

(6/30/07)	(6/30/06)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was -12.11%.

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Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 ® Index and the Lehman Brothers U.S. Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Before Taxes	2.21%	9.14%

I Shares Return Before Taxes	8.78%	12.40%

I Shares Returns After Taxes on Distributions	7.56%	11.38%

I Share Returns After Taxes on Distributions and Sale of Fund Shares	6.06%	10.17%

Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)	6.22%	9.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	11.59%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.87%

*	Since inception of the I Shares on November 2, 2005. Benchmark returns since October 31, 2005 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Shareholder Fees (fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None	None
Maximum Deferred Sales Charge (as a percentage of net assets)**	None	1.00%	None

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	A Shares	C Shares	I Shares
Investment Advisory Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%	None
Other Expenses	0.89%[2]	0.89%	0.89%
Acquired (Underlying) Fund Fees and Expenses[3]	0.84%	0.84%	0.84%

Total Annual Operating Expenses	2.13%	2.83%	1.83%
Fee Waivers and Expense Reimbursements[4]	(0.79)%	(0.79)%	(0.79)%

Net Annual Operating Expenses	1.34%	2.04%	1.04%

[1]	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets for A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

[2]	Adjusted to reflect expected change in Other Expenses for the current fiscal year.

[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

Excluding Acquired (Underlying) Fund Fees and Expenses the Net Annual Operating Expenses would be 0.50%, 1.20% and 0.20% for A Shares, C Shares and I Shares, respectively.

[4]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) from exceeding 0.50%, 1.20%, and 0.20% in the A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and Underlying Fund Fees and Expenses) are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser, and/or other service providers may voluntarily waive a portion of their fee in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$704	$1,132	$1,585	$2,837
C Shares	$307	$802	$1,424	$3,100
I Shares	$106	$499	$917	$2,083

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$779
C Shares	$386
I Shares	$186

If you do not sell your shares at the end of the period:

	1 Year*	3 Years	5 Years	10 Years
A Shares	$704	$1,132	$1,585	$2,837
C Shares	$207	$802	$1,424	$3,100
I Shares	$106	$499	$917	$2,083

*Without waivers and reimbursements, Year 1 costs would be:
A Shares	$779
C Shares	$286
I Shares	$186

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”
Additional Average Annual Total Returns

Unlike the Average Annual Total Returns shown under “Performance Information,” the table below reflects the Fund’s results calculated without sales charges.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	8.46%	12.17%

Hybrid 60/40 Blend of the Following Market Benchmarks	6.22%	9.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	11.59%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	5.87%

*	Since inception of the I Shares on November 2, 2005. Benchmark returns since October 31, 2005 (benchmark returns available only on a month end basis).

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More Information About Risk
Below Investment Grade Risk

Target Risk Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Target Date Funds
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Borrowing Risk

All Funds

An Underlying Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decrease in the value of portfolio securities or the net asset value of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Derivatives Risk

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund or Underlying Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or as a substitute for taking a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund or an Underlying Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

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Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund or an Underlying Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund or an Underlying Fund had invested in the asset directly. A Fund or an Underlying Fund may be more exposed to credit risk. In addition, a Fund or an Underlying Fund may experience losses if the Adviser or an Underlying Fund’s investment subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund or an Underlying Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund or an Underlying Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

All Funds

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

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Fixed Income Risk
Target Risk Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Target Date Funds
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause an Underlying Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that an Underlying Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk
Target Risk Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Target Date Funds
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower rated securities. When a security is unrated, an Underlying Fund must rely more heavily on the analytical ability of the Underlying Fund’s investment Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in an Underlying Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of an Underlying Fund’s investment Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a

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subsidiary of SunTrust Bank and an affiliate of the Adviser and an Underlying Fund’s investment subadviser, but not a client of the Adviser or an Underlying Fund’s investment subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, an Underlying Fund’s investment subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, an Underlying Fund’s investment subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over the Fund. An Underlying Fund’s investment subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that an underlying Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Security Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Large Company Risk

All Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and

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economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage Risk

All Funds

Leverage occurs when an Underlying Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in an Underlying Fund’s net asset value even greater and thus result in increased volatility of returns. An Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Underlying Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Mortgage-Backed and Asset-Backed Securities Risk

Target Risk Funds
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Target Date Funds
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of an Underlying Fund.

Real Estate Risk

All Funds

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors, however, such distributions are taxable to investors in the REIT. To the extent the Underlying Fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will

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not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the Underlying Fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the Underlying Fund invests. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund, Underlying Fund and their shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Securities Lending Risk

All Funds

A Fund and the Underlying Funds may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund or an Underlying Fund is unable to timely recall the security, the Fund or an Underlying Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund or an Underlying Fund, there is a risk that the Fund or an Underlying Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Short Sales Risk
All Funds

A short sale is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve additional costs and risk. If a security sold short increases in price, the Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Underlying Fund may not initiate a short sale unless it is able to borrow the shares and must then deliver the shares to the buyer to complete the transaction. The Underlying Fund may not be able to borrow a security that it wishes to short or the lender of the shares may, at any time, recall the loaned shares which would force the Underlying Fund to purchase the shares in the open market at the then current price. In addition, the Underlying Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long

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MORE INFORMATION ABOUT FUND INVESTMENTS

positions to cover accumulated losses in the short portfolio. Thus, the Underlying Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

The Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Underlying Fund is unable to borrow the same security from another lender for delivery. In that case, the Underlying Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender with securities purchases in the open market or with an amount equal to the cost of purchasing the securities.

Until the Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Underlying Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Smaller Company Risk

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Small and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.

Tracking Error Risk

All Funds

Factors such as Fund and Underlying Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund’s ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund and Underlying Fund which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or

50

MANAGEMENT

market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser
RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”) RidgeWorth is a money management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s respective investment program.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Target Risk Funds
Life Vision Aggressive Growth Fund	0.09%
Life Vision Conservative Fund	0.00%
Life Vision Growth and Income Fund	0.10%
Life Vision Moderate Growth Fund	0.10%
Target Date Funds
Life Vision Target Date 2015 Fund	0.00%
Life Vision Target Date 2025 Fund	0.00%
Life Vision Target Date 2035 Fund	0.00%

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep total operating expenses of each Life Vision Fund from exceeding the applicable expense cap. If at any point before August 1, 2011, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the total annual operating expenses and the expense cap to recapture any of the prior waivers or reimbursement.

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The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None – Full Fee
Next $500 million	5%
Over $1 billion	10%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Mr. Alan Gayle is primarily responsible for the day-to-day management of the Funds. Mr. Gayle has served as Managing Director of the Adviser since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective inception. He has more than 31 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, B Shares, C Shares and I Shares of the Funds.

B shares are closed to purchases by new and existing investors. Existing shareholders, however, may still reinvest dividend and capital gain distributions in B Shares of the Funds and exchange B Shares of any Fund for B Shares of any other Fund, if applicable. The information below regarding how to purchase shares is intended for existing holders of B Shares.

How To Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial intermediaries or financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial intermediary or institution directly and follow its procedures for Fund share transactions. Your institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used purchasing shares of RidgeWorth Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check of ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase, sale and exchange orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

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How the Funds Calculate NAV – A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its Underlying Funds at the NAV reported by those Underlying Funds. Other portfolio securities are generally valued at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Minimum/Maximum Purchases – A Shares, C Shares and I Shares

To purchase A Shares and C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of A Shares or C Shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts at its discretion.

There are no minimum or maximum requirements for initial or subsequent purchase of I Shares.

Systematic Investment Plan – A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Fund may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories, a U.S. resident alien or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

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Sales Charges – A Shares and C Shares
Front-End Sales Charges – A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment. For all Funds except the Life Vision Conservative Fund:

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage of	Percentage of
	Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	5.75%	6.10%

$50,000 but less than $100,000	4.75%	4.99%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

For the Life Vision Conservative Fund:

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage of	Percentage of
	Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more.  You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge – A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (“IRAs”);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that,

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under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges – A Shares

Rights of Accumulation.  In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

Letter of Intent.  A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

Combined Purchase/Quantity Discount Privilege.  When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworthfunds.com.

Contingent Deferred Sales Charge (“CDSC”) – B Shares

You do not pay a sales charge when you purchase B Shares. However, if you redeem your shares within five years of purchase, you will generally pay a CDSC on these shares according to the following schedule:

CDSC as a Percentage of
Original Purchase Amount
Years After Purchase	Subject to Charge

0 to 1 Year	5%

1 to 2 Years	4%

2 to 3 Years	4%

3 to 4 Years	3%

4 to 5 Years	2%

5 Years+*	0%

*	B Shares automatically convert to A Shares after eight years.

The CDSC does not apply to share price appreciation or shares acquired through dividend or capital gains distribution reinvestment. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held longest (therefore having the lowest CDSC).

Contingent Deferred Sales Charge (“CDSC”) – C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (“FIFO”) method to determine the holding period. So, you never pay a deferred sales charge on any increase in your investment

                             57

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above the initial offering price. This sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gain distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

Waiver of the CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:

•	Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Fund must be notified in writing of such death/disability at time of redemption request;

–	The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges for B Shares of other Life Vision Funds.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the Statement of Additional Information for more information on this program.

Offering Price of Fund Shares – A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front-end sales

58

PURCHASING, SELLING AND EXCHANGING FUND SHARES

charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworthfunds.com.

How to Sell Your Fund Shares

Selling A Shares, B Shares and C Shares

If you own your A Shares, B Shares or C Shares through an account with a broker or other financial institution, contact that broker, institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary.

Medallion Signature Guarantee(D) – A Shares, B Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

(D)	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized charges to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale price of Fund Shares – A Shares, B Shares, C Shares and I Shares

The sale price of each share will be the NAV next determined after the Funds receive your request, in proper form, less, in the case of B Shares and C Shares, any applicable CDSC.

Systematic Withdrawal Plan – A Shares, B Shares and C Shares

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

                             59

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Receiving Your Money – A Shares, B Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but a fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares, B Shares, or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind – A Shares, B Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares – A Shares B Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions, you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
B Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares – A Shares, B Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares – A Shares, B Shares and C Shares

You may exchange your – A Shares, B Shares or C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next

60

MARKET TIMING POLICIES AND PROCEDURES

calculated after the Fund receive your exchange requests in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge, there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

B Shares

You may exchange B Shares of any Life Vision Fund for B Shares of another Life Vision Fund. For purposes of computing the CDSC applicable to B Shares, as well as the 8-year automatic conversion period, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by an exchange.

C Shares

You may exchange C Shares of a Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions – A Shares B Shares and C Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair

                             61

DISTRIBUTION OF FUND SHARES

value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Fund by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Fund rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

The A Shares, B Shares C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While B and C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 4% and 1% of the amount invested to broker-dealers and other financial intermediaries

62

DIVIDENDS, DISTRIBUTION AND TAXES

who sell B Shares and C Shares, respectively. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to 0.35% of the average daily net assets of the Fund. Currently, however, the Board of Trustees has only approved payment of up to 0.30% of the average daily net assets of the Fund’s A Shares.

For B Shares and C Shares, the maximum distribution fees are 0.75% and 1.00%, respectively, of the average daily net assets of each Fund.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term

                             63

TAXES

capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and the Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the Statement of Additional Information.

64

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for each period shown. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Life Vision Aggressive Growth Fund(4)(5)
A Shares
Year Ended March 31, 2008	$12.97	$0.13	(a)	$(0.49)	$(0.36)	$(0.38)	$(1.90)	$(2.28)	$10.33	(4.88)%	$3,067	0.49%	0.94%	0.50%	46%
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)	(0.24)	(0.45)	12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006†	11.05	0.04	(a)	1.44	1.48	(0.11)	(0.13)	(0.24)	12.29	13.50	2,619	0.52	0.42	0.62	31
Period Ended March 31, 2005†	10.23	0.06		0.85	0.91	(0.09)	—	(0.09)	11.05	8.90	2,080	0.55	0.86	1.01	29
Period Ended May 31, 2004	9.46	(0.01	)(a)	0.81	0.80	(0.03)	—	(0.03)	10.23	8.43	867	0.51	(0.24)	5.15	44
B Shares
Year Ended March 31, 2008	12.84	0.06	(a)	(0.46)	(0.40)	(0.35)	(1.90)	(2.25)	10.19	(5.25)	4,472	0.94	0.41	0.95	46
Year Ended March 31, 2007	12.19	0.03	(a)	1.02	1.05	(0.16)	(0.24)	(0.40)	12.84	8.71	5,575	0.93	0.18	0.93	52
Year Ended March 31, 2006†	10.98	(0.02	)(a)	1.45	1.43	(0.09)	(0.13)	(0.22)	12.19	13.10	5,756	0.99	(0.14)	1.10	31
Period Ended March 31, 2005†	10.18	0.03		0.83	0.86	(0.06)	—	(0.06)	10.98	8.44	5,452	1.03	0.19	1.40	29
Year Ended May 31, 2004	8.53	(0.04	)(a)	1.70	1.66	(0.01)	—	(0.01)	10.18	19.49	4,367	1.00	(0.36)	1.95	44
Period Ended May 31, 2003	7.23	(0.01)		1.31	1.30	—	—	—	8.53	18.03	1,052	0.89	(0.86)	1.36	50
C Shares
Year Ended March 31, 2008	12.98	0.04	(a)	(0.49)	(0.45)	(0.34)	(1.90)	(2.24)	10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)	(0.24)	(0.39)	12.98	8.54	1,573	1.18	(0.03)	1.18	52
Period Ended March 31, 2006†	11.07	0.01	(a)	1.46	1.47	(0.08)	(0.13)	(0.21)	12.33	13.40	1,146	1.17	0.03	1.22	31
I Shares
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)	(1.90)	(2.31)	10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)	(0.24)	(0.49)	13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)	(0.13)	(0.27)	12.32	13.90	52,765	0.21	0.66	0.26	31
Period Ended March 31, 2005†	10.25	0.09		0.85	0.94	(0.12)	—	(0.12)	11.07	9.15	43,283	0.21	0.98	0.34	29
Year Ended May 31, 2004	8.55	0.04	(a)	1.70	1.74	(0.04)**	—	(0.04)**	10.25	20.34	38,468	0.25	0.39	0.39	44
Year Ended May 31, 2003	9.57	0.03		(1.02)	(0.99)	(0.03)	—	(0.03)	8.55	(10.36)	28,681	0.25	0.33	0.40	50
Life Vision Conservative Fund(4)(5)
A Shares
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)	(0.16)	(0.57)	11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)	(0.11)	(0.56)	11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006†	11.09	0.30		0.20	0.50	(0.32)	(0.06)	(0.38)	11.21	4.63	1,324	0.53	2.85	0.83	29
Period Ended March 31, 2005†	10.86	0.23		0.30	0.53	(0.26)	(0.04)	(0.30)	11.09	4.88	606	0.56	2.50	1.51	121
Period Ended May 31, 2004	10.68	0.12	(a)	0.18	0.30	(0.12)	—	(0.12)	10.86	2.82	474	0.57	2.06	4.00	138

 65

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Life Vision Conservative Fund(4)(5)
B Shares
Year Ended March 31, 2008	$11.38	$0.38		$(0.12)	$0.26	$(0.38)	$(0.16)	$(0.54)	$11.10	2.23%	$4,903	0.93%	3.20%	1.06%		47%
Year Ended March 31, 2007	11.22	0.36	(a)	0.31	0.67	(0.40)	(0.11)	(0.51)	11.38	6.12	4,653	0.95	3.23	1.07		43
Year Ended March 31, 2006†	11.09	0.25		0.21	0.46	(0.27)	(0.06)	(0.33)	11.22	4.23	5,189	0.97	2.34	1.19		29
Period Ended March 31, 2005†	10.86	0.19		0.30	0.49	(0.22)	(0.04)	(0.26)	11.09	4.50	5,635	0.96	2.11	1.67		121
Year Ended May 31, 2004	10.43	0.17	(a)	0.39	0.56	(0.13)	—	(0.13)	10.86	5.38	5,012	0.95	1.54	1.81		138
Period Ended May 31, 2003	10.00	0.01		0.42	0.43	—	—	—	10.43	4.30	800	0.92	0.85	1.39		160
C Shares
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	(0.16)	(0.51)	11.09	2.03	840	1.18	2.94	1.31		47
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)	(0.11)	(0.48)	11.37	5.91	792	1.20	2.99	1.32		43
Period Ended March 31, 2006†	11.08	0.26		0.20	0.46	(0.28)	(0.06)	(0.34)	11.20	4.22	835	1.03	2.39	1.59		29
I Shares
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)	(0.16)	(0.60)	11.11	3.02	5,177	0.18	3.98	0.30		47
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)	(0.11)	(0.59)	11.37	6.91	3,362	0.20	4.00	0.32		43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)	(0.06)	(0.42)	11.21	4.96	3,066	0.20	3.33	0.56		29
Period Ended March 31, 2005†	10.87	0.27		0.29	0.56	(0.30)	(0.04)	(0.34)	11.09	5.18	414	0.17	3.18	1.52		121
Period Ended May 31, 2004	10.71	0.15	(a)	0.14	0.29	(0.13)	—	(0.13)	10.87	2.68	30	0.25	2.41	85.33	(b)	138
Life Vision Growth and Income Fund(4)(5)
A Shares
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47		50
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47		45
Year Ended March 31, 2006†	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58		34
Period Ended March 31, 2005†	10.75	0.11		0.68	0.79	(0.15)	—	(0.15)	11.39	7.37	3,575	0.57	1.33	0.91		59
Period Ended May 31, 2004	10.18	0.06	(a)	0.58	0.64	(0.07)	—	(0.07)	10.75	6.32	1,426	0.56	1.04	1.95		97
B Shares
Year Ended March 31, 2008	12.87	0.17		(0.43)	(0.26)	(0.37)	(0.97)	(1.34)	11.27	(2.89)	14,339	0.92	1.35	0.92		50
Year Ended March 31, 2007	12.41	0.16	(a)	0.82	0.98	(0.26)	(0.26)	(0.52)	12.87	7.95	16,966	0.92	1.24	0.92		45
Year Ended March 31, 2006†	11.39	0.08	(a)	1.08	1.16	(0.14)	—	(0.14)	12.41	10.21	17,829	0.96	0.71	1.07		34
Period Ended March 31, 2005†	10.74	0.06		0.69	0.75	(0.10)	—	(0.10)	11.39	7.00	16,641	1.01	0.83	1.34		59
Year Ended May 31, 2004	9.34	0.07	(a)	1.42	1.49	(0.09)	—	(0.09)	10.74	15.99	13,060	1.00	0.63	1.61		97
Period Ended May 31, 2003	8.10	0.02		1.24	1.26	(0.02)	—	(0.02)	9.34	15.57	2,017	0.90	0.39	1.34		139
C Shares
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17		50
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17		45
Period Ended March 31, 2006†	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20		34
I Shares
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17		50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17		45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24		34
Period Ended March 31, 2005†	10.76	0.14		0.69	0.83	(0.18)	—	(0.18)	11.41	7.77	87,520	0.22	1.60	0.33		59
Year Ended May 31, 2004	9.33	0.14	(a)	1.43	1.57	(0.14)	—	(0.14)	10.76	16.92	75,083	0.25	1.38	0.36		97
Year Ended May 31, 2003	9.98	0.13		(0.65)	(0.52)	(0.13)	—	(0.13)	9.33	(5.16)	59,449	0.25	1.46	0.37		139
Life Vision Moderate Growth Fund(4)(5)
A Shares
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48		40
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46		49
Year Ended March 31, 2006†	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59		34
Period Ended March 31, 2005†	10.05	0.15		0.52	0.67	(0.19)	(0.05)	(0.24)	10.48	6.74	8,161	0.47	1.91	0.87		83
Period Ended May 31, 2004	9.58	0.10	(a)	0.45	0.55	(0.08)	—	(0.08)	10.05	5.79	3,541	0.55	1.49	1.27		109

66

FINANCIAL HIGHLIGHTS

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
Life Vision Moderate Growth Fund(4)(5)
B Shares
Year Ended March 31, 2008	$10.86	$0.23		$(0.25)	$(0.02)	$(0.33)	$(0.17)	$(0.50)	$10.34	(0.46)%	$10,572	0.92%	2.13%	0.93%		40%
Year Ended March 31, 2007	10.82	0.22	(a)	0.56	0.78	(0.28)	(0.46)	(0.74)	10.86	7.36	12,723	0.91	2.03	0.91		49
Year Ended March 31, 2006†	10.46	0.16	(a)	0.64	0.80	(0.20)	(0.24)	(0.44)	10.82	7.60	14,073	0.92	1.41	1.06		34
Period Ended March 31, 2005†	10.03	0.11		0.52	0.63	(0.15)	(0.05)	(0.20)	10.46	6.28	14,797	0.92	1.37	1.35		83
Year Ended May 31, 2004	9.00	0.09	(a)	1.04	1.13	(0.10)	—	(0.10)	10.03	12.66	13,236	1.00	0.91	1.56		109
Period Ended May 31, 2003	8.05	0.03		0.95	0.98	(0.03)	—	(0.03)	9.00	12.22	2,691	0.91	0.93	1.34		101
C Shares
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17		40
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19		49
Period Ended March 31, 2006†	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19		34
I Shares
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17		40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16		49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22		34
Period Ended March 31, 2005†	10.06	0.18		0.52	0.70	(0.22)	(0.05)	(0.27)	10.49	6.98	132,522	0.21	2.10	0.32		83
Year Ended May 31, 2004	9.02	0.16	(a)	1.04	1.20	(0.16)	—	(0.16)	10.06	13.35	121,659	0.25	1.65	0.36		109
Year Ended May 31, 2003	9.40	0.16		(0.38)	(0.22)	(0.16)	—	(0.16)	9.02	(2.21)	93,722	0.25	1.87	0.36		101
Life Vision Target Date 2015 Fund(4)(5)
A Shares
Year Ended March 31, 2008	11.56	0.22		(0.70)	(0.48)	(0.38)	(0.09)	(0.47)	10.61	(4.55)	18	0.48	1.69	1.25		196
Period Ended March 31, 2007	11.42	0.05	(a)	0.11	0.16	(0.02)	—	(0.02)	11.56	1.43	2	0.50	1.64	2.36	(b)	67
I Shares
Year Ended March 31, 2008	11.56	0.23		(0.67)	(0.44)	(0.40)	(0.09)	(0.49)	10.63	(4.19)	3,150	0.18	1.80	0.97		196
Year Ended March 31, 2007	10.86	0.21	(a)	0.77	0.98	(0.26)	(0.02)	(0.28)	11.56	9.18	2,067	0.20	1.87	2.20		67
Period Ended March 31, 2006†	10.00	0.09	(a)	0.90	0.99	(0.13)	—	(0.13)	10.86	9.94	270	0.20	1.80	13.92	(b)	25
Life Vision Target Date 2025 Fund(4)(5)
A Shares
Year Ended March 31, 2008	11.93	0.12	(a)	(0.67)	(0.55)	(0.39)	(0.16)	(0.55)	10.83	(5.11)	48	0.50	1.01	0.76		67
Period Ended March 31, 2007	10.82	0.07	(a)	1.23	1.30	(0.18)	(0.01)	(0.19)	11.93	12.01	45	0.50	0.86	2.00		48
I Shares
Year Ended March 31, 2008	11.93	0.15	(a)	(0.67)	(0.52)	(0.41)	(0.16)	(0.57)	10.84	(4.81)	5,770	0.20	1.28	0.46		67
Year Ended March 31, 2007	11.11	0.15	(a)	0.91	1.06	(0.23)	(0.01)	(0.24)	11.93	9.64	4,704	0.20	1.28	1.28		48
Period Ended March 31, 2006†	10.00	0.09	(a)	1.14	1.23	(0.12)	—	(0.12)	11.11	12.33	1,110	0.20	1.86	11.64	(b)	17
Life Vision Target Date 2035 Fund(4)(5)
A Shares
Year Ended March 31, 2008	11.64	0.18	(a)	(0.71)	(0.53)	(0.31)	(0.16)	(0.47)	10.64	(5.00)	20	0.47	1.51	1.20		53
Period Ended March 31, 2007	11.07	0.08	(a)	0.73	0.81	(0.19)	(0.05)	(0.24)	11.64	7.39	4	0.50	0.77	4.75		50
I Shares
Year Ended March 31, 2008	11.64	0.16	(a)	(0.66)	(0.50)	(0.33)	(0.16)	(0.49)	10.65	(4.70)	2,908	0.18	1.32	0.99		53
Year Ended March 31, 2007	10.89	0.12	(a)	0.90	1.02	(0.22)	(0.05)	(0.27)	11.64	9.41	1,318	0.20	1.05	2.45		50
Period Ended March 31, 2006†	10.00	0.07	(a)	0.94	1.01	(0.12)	—	(0.12)	10.89	10.14	590	0.20	1.41	10.98	(b)	40

                      67

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Life Vision Aggressive Growth Fund	A Shares	October 16, 2003
Life Vision Aggressive Growth Fund	B Shares	March 11, 2003
Life Vision Aggressive Growth Fund	C Shares	April 4, 2005
Life Vision Conservative Fund	I Shares	November 6, 2003
Life Vision Conservative Fund	A Shares	November 11, 2003
Life Vision Conservative Fund	B Shares	March 11, 2003
Life Vision Conservative Fund	C Shares	April 4, 2005
Life Vision Growth and Income Fund	A Shares	November 5, 2003
Life Vision Growth and Income Fund	B Shares	March 11, 2003
Life Vision Growth and Income Fund	C Shares	April 5, 2005
Life Vision Moderate Growth Fund	A Shares	October 10, 2003
Life Vision Moderate Growth Fund	B Shares	March 11, 2003
Life Vision Moderate Growth Fund	C Shares	April 5, 2005
Life Vision Target Date 2015 Fund	I Shares	October 12, 2005
Life Vision Target Date 2015 Fund	A Shares	January 4, 2007
Life Vision Target Date 2025 Fund	I Shares	October 21, 2005
Life Vision Target Date 2025 Fund	A Shares	July 11, 2006
Life Vision Target Date 2035 Fund	I Shares	November 2, 2005
Life Vision Target Date 2035 Fund	A Shares	May 3, 2006

(5)	The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(a)	Per share data calculated using average shares outstanding method.

(b)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

**	Includes return of capital of $0.03.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

Amounts designated as “—” are $0 or have been rounded to $0.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov.You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, bye-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds ‘Investment Company Act registration number is 811-06557.

RidgeWorth Equity Funds
I Shares
Prospectus
August 1,2008
Investment Adviser: RidgeWorth Investments
Value Fund
Subadviser: Ceredex Value Advisors LLC
Small Cap Value Equity Fund
(For Participants of the Coca-Cola Enterprises (CCE) 401 (k) Plan)
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Small Cap Value Equity Fund (“Fund”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

2	Fund Summary

2	Investment Strategy

2	What are the Principal Risks of Investing in this Fund?

3	Performance Information

4	Fund Fees and Expenses

5	More Information About Risk

6	More Information About Fund Investments

6	Information About Portfolio Holdings

6	Management

8	Purchasing and Selling Fund Shares

11	Market Timing Policies and Procedures

12	Distribution of Fund Shares

13	Dividends and Distributions

13	Taxes

14	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About the RidgeWorth Funds

August 1, 2008

                      1

CUSIP/TICKER SYMBOL

Fund Name	Class	Inception	Ticker	CUSIP
Small Cap Value Equity Fund	I Shares	1/31/97	SCETX	76628R474

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2

2          Value

SMALL CAP VALUE EQUITY FUND

Fund Summary

Investment Goals Primary Secondary	Capital appreciation Current income

Investment Focus	U.S. small cap equity securities

Share Price Volatility	Moderate

Principal Investment Strategy	Attempts to identify undervalued small cap securities

Investor Profile	Investors who primarily want the value of their investment to grow, but want to receive some income from their investment

Subadviser	Ceredex Value Advisors LLC

Investment Strategy

Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $36 million and $4 billion.

In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

What are the principal risks of investing in this Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

                      3

          Value          3

SMALL CAP VALUE EQUITY FUND

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
19.82%	–21.99%
(6/30/99)	(9/30/98)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –11.51%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 2000® Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I Shares	1 Year	5 Years	10 Years
Small Cap Value Equity Fund	2.03%	18.04%	10.49%

Russell 2000® Value Index (reflects no deduction for fees or expenses)	−9.78%	15.80%	9.06%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is a subset of the Russell 2000® Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4

4          Value

SMALL CAP VALUE EQUITY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.15%
Other Expenses[1]	0.05%

Total Annual Operating Expenses[2]	1.20%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. For more information about these fees, see “Investment Adviser.”

               5

MORE INFORMATION ABOUT RISK

More Information About Risk

Derivatives Risk

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. The Fund may use derivatives (such as credit linked notes, futures, options, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging, as a substitute for taking a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	The Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives used to hedge these positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by the creditworthiness of the counter party and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Equity Risk

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange-Traded Fund Risk

The Fund may purchase shares of exchange-traded funds (“ETFs”). ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

6

MORE INFORMATION ABOUT FUND INVESTMENTS

Foreign Security Risk

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Securities Lending Risk

The Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Smaller Company Risk

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Fund cannot guarantee that it will achieve its investment goal.

The Fund may invest in other mutual funds for cash management purposes. When the Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their fund related

               7

MANAGEMENT

management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser

RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Fund. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Fund. The Adviser pays the Subadviser out of the fees it receives from the Fund.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser’s, and thus the Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the Adviser received advisory fees (after waivers) of 1.14% of the Fund’s average daily net assets.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None – Full Fee
Next $500 million	5%
Over $1 billion	10%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Fund’s annual report to shareholders for the period ended March 31, 2008.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Fund on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Fund under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement will appear in the Fund’s annual report to shareholders for the period ending March 31, 2008.

Information about the Subadviser and the individual portfolio manager of the Fund is discussed below. The Statement of Additional Information provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Fund.

Ceredex Value Advisors LLC (“Ceredex”)
300 South Orange Avenue, Suite 1600, Orlando,
Florida 32801
www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2008, Ceredex had approximately $2.6 billion in assets under management.

8

PURCHASING AND SELLING FUND SHARES

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

Mr. Brett Barner, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Barner currently serves as Managing Director of Ceredex and served as Managing Director of the Adviser since July 2000. Mr. Barner has managed the Fund since its inception. He has more than 23 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase or sell (sometimes called “redeem”) I Shares of the Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

How to Purchase Fund Shares

The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held with certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Fund’s established criteria as described above.

As a result, you as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Fund’s established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may differ from those imposed by the Fund. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Fund by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Fund, in its sole discretion, may determine if an applicant qualifies for this program.

When Can You Purchase Shares?

The Fund is open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).

The Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If the Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.

               9

PURCHASING AND SELLING FUND SHARES

The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase and sale orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase or sell Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.

The Fund may reject any purchase order.

How the Fund Calculates NAV

NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Fund are provided by independent pricing services approved by the Board of Trustees.

In-Kind Purchases

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

Customer Identification

Foreign Investors

The Fund does not generally accept investments in I Shares by non-U.S. citizens or entities.

10

PURCHASING AND SELLING FUND SHARES

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request in proper form.

Receiving Your Money

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request but the Fund may take up to seven days to pay sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

               11

MARKET TIMING POLICIES AND PROCEDURES

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSR MSP). Contact your local financial adviser or institution for further assistance.

Redemptions In Kind

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. The Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some

12

DISTRIBUTION OF FUND SHARES

circumstances. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of the Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Fund by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Fund’s efforts to detect and deter short-term trading. The Fund monitors trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If it detects suspicious trading activity, the Fund contacts the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If the Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Fund cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. The Fund has the right to terminate an intermediary’s ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Fund’s market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

               13

DIVIDENDS DISTRIBUTIONS AND TAXES

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Fund. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Fund available to their customers, and may allow the Fund greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Fund.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

Dividends and Distributions

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on the Fund’s record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan’s Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

More information about taxes is in the Statement of Additional Information.

14

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund’s financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Small Cap Value Equity Fund
I Shares
Year Ended March 31, 2008	$17.35	$0.18		$(1.65)	$(1.47)	$(0.17)	$(4.54)	$(4.71)	$11.17	(11.23)%	$469,424	1.19%	1.20%	1.19%	75%
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)	(4.82)	(4.93)	17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)	(4.32)	(4.42)	20.93	30.70	762,709	1.20	0.48	1.20	58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)	(1.53)	(1.59)	19.86	17.57	726,904	1.21	0.22	1.21	17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)	—	(0.06)	18.26	33.56	682,567	1.25	0.38	1.25	44
Year Ended May 31, 2003	14.54	0.08		(0.82)	(0.74)	(0.07)	—	(0.07)	13.73	(5.09)	518,468	1.24	0.64	1.24	29

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(a)	Per share data calculated using average shares outstanding method.

Amounts designated as “—” are $0 or have been rounded to $0.

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Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com
Investment Subadviser:
Ceredex Value Advisors LLC
Lincoln Plaza, Suite 1600
300 South Orange Avenue
Orlando, FL32801
ceredexvalue.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list the Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services
1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Fixed Income Funds
I Shares
Prospectus
August 1, 2008
Investment Adviser: RidgeWorth Investments
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
•	Intermediate Bond Fund
•	Limited Duration Fund
•	Seix Global Strategy Fund
•	Total Return Bond Fund
High Yield Funds
Subadviser: Seix Investment Advisors LLC
•	High Income Fund
•	Seix Floating Rate High Income Fund
•	Seix High Yield Fund
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

The RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Intermediate Bond Fund, Limited Duration Fund, Seix Global Strategy Fund, Total Return Bond Fund, High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	Investment Grade Funds

2	Intermediate Bond Fund

6	Limited Duration Fund

9	Seix Global Strategy Fund

12	Total Return Bond Fund

16	High Yield Funds

16	High Income Fund

20	Seix Floating Rate High Income Fund

24	Seix High Yield Fund

28	More Information About Risk

31	More Information About Fund Investments

32	Information About Portfolio Holdings

32	Management

35	Purchasing and Selling Fund Shares

39	Market Timing Policies and Procedures

40	Distribution of Fund Shares

41	Dividends and Distributions

41	Taxes

42	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About the RidgeWorth Funds

August 1, 2008

                      1

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception*	Ticker	CUSIP
Investment Grade Funds
Intermediate Bond Fund	I Shares	10/11/2004	SAMIX	76628T702
Limited Duration Fund	I Shares	10/11/2004	SAMLX	76628T819
Seix Global Strategy Fund	I Shares	—	CGSIX	76628T215
Total Return Bond Fund	I Shares	10/11/2004	SAMFX	76628T512
High Yield Funds
High Income Fund	I Shares	10/3/2001	STHTX	76628T405
Seix Floating Rate High Income Fund	I Shares	3/1/2006	SAMBX	76628T678
Seix High Yield Fund	I Shares	10/11/2004	SAMHX	76628T645

*	The performance included under “Performance Information” may include the performance predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO RIDGEWORTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

2          Investment Grade Funds

INTERMEDIATE BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds

Investment Focus	Intermediate term investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage and asset backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Investment Grade Funds          3

INTERMEDIATE BOND FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, which began operations on June 30, 1999.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.33%	–2.33%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 1.50%.

4          Investment Grade Funds

INTERMEDIATE BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Intermediate U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
I Shares	1 Year	5 Years	Inception*

Fund Returns Before Taxes	7.69%	4.10%	5.41%

Fund Returns After Taxes on Distributions	5.78%	2.63%	3.47%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.95%	2.65%	3.44%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.39%	4.06%	5.87%

*	Since inception of the predecessor fund on June 30, 1999.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

Investment Grade Funds          5

INTERMEDIATE BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.25%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.30%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

6          Investment Grade Funds

LIMITED DURATION FUND

Fund Summary

Investment Goal	Current income, while preserving liquidity and principal

Investment Focus	Short-term U.S. dollar-denominated, investment grade fixed income securities

Share Price Volatility	Low

Principal Investment Strategy	Attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal

Investor Profile	Investors who want to receive income from their investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In deciding which securities to buy and sell, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the

Investment Grade Funds          7

LIMITED DURATION FUND

credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.40%	0.14%
(6/30/07)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.26%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch 3 Month U.S. Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
I Shares	1 Year	5 Year	Inception*

Fund Returns Before Taxes	5.02%	3.04%	2.96%

Fund Returns After Taxes on Distributions	3.13%	1.95%	1.89%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.24%	1.96%	1.90%

Merrill Lynch 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.00%	3.07%	3.00%

*	Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3 Month U.S. Treasury Bill Index is a widely-recognized index which tracks the monthly price-only and total return performance of a three-month Treasury bill, based on monthly average auction rates.

8          Investment Grade Funds

LIMITED DURATION FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.10%
Other Expenses[1]	0.08%
Acquired (Underlying) Fund Fees and Expenses[2]	0.01%

Total Annual Operating Expenses[3]	0.19%

[1]	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights sections of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

 Excluding Acquired (Underlying) Fund Fees and Expenses the Total Annual Operating Expenses would be 0.18% for I Shares.

[3]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

Investment Grade Funds          9

SEIX GLOBAL STRATEGY FUND

Fund Summary

Investment Goal	High total return from current income and capital appreciation

Investment Focus	Global fixed income securities and foreign currencies

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify countries that present favorable opportunities

Investor Profile	Investors who understand the risks associated with international investing and are seeking high total return and exposure to emerging economies; high risk adjusted returns relative to other major asset classes; and diversification by adding an asset class that is not highly correlated to other fixed income sectors

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Seix Global Strategy Fund invests primarily in debt securities of issuers worldwide (including emerging markets) and foreign currencies. The Fund’s investments may include debt securities issued by domestic and foreign governments and their agencies and authorities, and corporations, and may be denominated in U.S. dollars or other currencies. The Fund focuses on debt securities that are rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Services or Fitch Ratings, or if unrated, are deemed to be of comparable quality by the Subadviser. The Fund may also invest significantly in debt securities that are rated below investment grade by Standard & Poor’s Ratings Services or Moody’s Investors Services or if unrated, are deemed to be of comparable quality by the Subadviser. Such below investment grade securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may invest in debt securities with a range of maturities from short to long term. The Fund’s investments in foreign currency will include buying and selling currency on a spot basis.

In addition, to implement its investment strategy, the Fund will enter into foreign currency forward contracts and will buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps, including credit default swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. For example, there are instances in which the derivatives market is more liquid and less volatile than the market for the underlying fixed income instruments and currencies. In other cases, the only way to gain exposure to some foreign markets is to purchase foreign currency forward contracts and other derivatives. The Fund may count the value of derivatives as applying to its requirement to invest primarily in debt securities of issuers worldwide and foreign currencies where the derivative’s underlying securities attributes meet those described in the first paragraph.

The Subadviser identifies investment opportunities by beginning with country selection, then assessing local currencies for upside potential and downside risk. Factors considered include prospects for a country’s political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of foreign economies, and meaningful changes in the issuer’s financial condition and competitiveness.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial

10          Investment Grade Funds

SEIX GLOBAL STRATEGY FUND

information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Because the Fund will invest in derivatives, it is exposed to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the fund does during the year. High turnover rates (over 100%) often result in higher transaction costs paid by the Fund and are more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year-end.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year.

After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts will help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

Investment Grade Funds          11

SEIX GLOBAL STRATEGY FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.60%
Other Expenses[1]	0.23%

Total Annual Operating Expenses[2]	0.83%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$85	$265

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

12          Investment Grade Funds

TOTAL RETURN BOND FUND

Fund Summary

Investment Goal	Total return that consistently exceeds the total return of the broad U.S. investment grade bond market

Investment Focus	Investment grade debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in fixed income securities with an emphasis on corporate and mortgage-backed securities

Investor Profile	Investors who want to receive income from their investment, as well as an increase in the value of the investment

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Total Return Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers U.S. Aggregate Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed and other asset-backed investments are subject to credit risk and interest rate risk. Because of the sensitivity of these securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities. In addition, these securities are subject to the risk of loss due to prepayments.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Investment Grade Funds          13

TOTAL RETURN BOND FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives expose the Fund to additional volatility and potential loss. The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

The Fund may enter into futures contracts. The risks associated with futures include: the successful use of futures contracts depends on the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government (such as U.S. Treasury bonds and GNMA mortgage-backed securities) while others are backed by only the credit of a federal agency or government sponsored entity (such as Fannie Mae and Freddie Mac mortgage-backed securities).

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund’s predecessor, which began operations on December 30, 1997.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.25%	–2.16%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.89%.

14          Investment Grade Funds

TOTAL RETURN BOND FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			10
I Shares	1 Year	5 Years	Years

Fund Returns Before Taxes	6.84%	4.44%	5.39%

Fund Returns After Taxes on Distributions	4.91%	2.80%	3.39%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.40%	2.83%	3.37%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.97%

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Investment Grade Funds          15

TOTAL RETURN BOND FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.25%
Other Expenses	0.05%

Total Annual Operating Expenses[1]	0.30%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

16          High Yield Funds

HIGH INCOME FUND

Fund Summary

Investment Goals Primary Secondary	High current income Total return

Investment Focus	High yield corporate and other debt instruments of U.S. and non-U.S. issuers

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations

Investor Profile	Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Subadviser believes are of comparable quality.

Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year end.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-

High Yield Funds          17

HIGH INCOME FUND

yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.73%	–5.50%
(6/30/03)	(6/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.41%.

18          High Yield Funds

HIGH INCOME FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Corporate High-Yield Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
I Shares	1 Year	5 Years	Inception*

Fund Returns Before Taxes	3.20%	10.91%	8.64%

Fund Returns After Taxes on Distributions	–0.39%	7.36%	5.14%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.09%	7.39%	5.36%

Lehman Brothers U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	1.87%	10.90%	9.32%

*	Since inception of the I Shares on October 3, 2001.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High-Yield Index covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

High Yield Funds          19

HIGH INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.60%
Other Expenses	0.11%

Total Annual Operating Expenses[1]	0.71%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I Shares
High Income Fund	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

20          High Yield Funds

SEIX FLOATING RATE HIGH INCOME FUND

Fund Summary

Investment Goal	To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities.

Investment Focus	Senior floating rate loans and other floating rate debt securities

Share Price Volatility	Moderate

Principal Investment Strategy	Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

Investor Profile	Investors who seek:
• Current income and a hedge against rising interest rates;
• Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;
• Relatively high risk adjusted returns compared to other short term investment vehicles.

Subadviser	Seix Investment Advisors LLC

Investment Strategy

Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Rating Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the Fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year end.

High Yield Funds          21

SEIX FLOATING RATE HIGH INCOME FUND

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For further information about these and other risks, see “More Information About Risk.”

22          High Yield Funds

SEIX FLOATING RATE HIGH INCOME FUND

Performance Information

The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s I Shares for the last year.*

Best Quarter	Worst Quarter
2.39%	–1.27%
(3/31/07)	(9/30/07)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.19%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Credit Suisse First Boston Institutional Leveraged Loan Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Since
I Shares	1 Year	Inception*

Fund Returns Before Taxes	2.99%	4.35%

Fund Returns After Taxes on Distributions	0.30%	3.27%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.94%	4.13%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.07%	4.42%

*	Since inception of the I Shares on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Credit Suisse First Boston Institutional Leveraged Loan Index is a subindex of the Credit Suisse First Boston Leveraged Loan Index which contains only institutional loan facilities priced above 90, excluding TL and TLa facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors.

High Yield Funds          23

SEIX FLOATING RATE HIGH INCOME FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.45%
Other Expenses	0.06%

Total Annual Fund Operating Expenses[1]	0.51%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

24          High Yield Funds

SEIX HIGH YIELD FUND

Fund Summary

Investment Goal Primary Secondary	High income Capital appreciation

Investment Focus	High yield corporate and other debt instruments of U.S. and non U.S. entities

Share Price Volatility	High

Principal Investment Strategy	Attempts to identify lower rated, higher yielding bonds offering above average total return

Investor Profile	Investors who seek above average total return

Subadviser	Seix Investment Advisors LLC

Investment Strategy

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes. Duration is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates) on which you will pay taxes, even if you do not sell any shares by year end.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

What are the principal risks of investing in this Fund?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

High Yield Funds          25

SEIX HIGH YIELD FUND

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Derivatives expose the Fund to additional volatility and potential loss. The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based.

Certain transactions and the use of derivatives such as credit default swaps may create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see “More Information About Risk.”

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund’s predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
5.78%	–1.66%
(3/31/01)	(3/31/05)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was –0.86%.

26          High Yield Funds

SEIX HIGH YIELD FUND

Average Annual Total Returns

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
I Shares*	1 Year	5 Years	Inception*

Fund Returns Before Taxes	2.49%	7.10%	7.58%

Fund Returns After Taxes on Distributions	−0.20%	4.51%	4.94%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.61%	4.59%	4.94%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	3.18%	9.49%	7.88%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

High Yield Funds          27

SEIX HIGH YIELD FUND

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	0.44%
Other Expenses	0.06%

Total Annual Operating Expenses[1]	0.50%

[1]	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Fund Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

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More Information About Risk

Below Investment Grade Risk

All Funds

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Derivatives Risk

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging, as a substitute for taking a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a Fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by the credit worthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if

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it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

Investment Grade Funds
Intermediate Bond Fund
Seix Global Strategy Fund
Total Return Bond Fund

High Yield Funds
All High Yield Funds

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Exchange-Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

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Floating Rate Loan Risk

Investment Grade Funds
Intermediate Bond Fund
Seix Global Strategy Fund
Total Return Bond Fund

All High Yield Funds

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Security Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies

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MORE INFORMATION ABOUT FUND INVESTMENTS

strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Investment Grade Funds
Intermediate Bond Fund
Limited Duration Fund
Total Return Bond Fund

High Yield Funds
High Income Fund
Seix High Yield Fund

Mortgage-backed and other asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.

Securities Lending Risk

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment

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MANAGEMENT

practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.

Investment Adviser
RidgeWorth Investments (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2008, the Adviser had approximately $69.6 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For the fiscal year ended March 31, 2008, the following Funds paid the Adviser advisory fees

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MANAGEMENT

(after waivers) based on the respective Fund’s average daily net assets of:

Investment Grade Funds
Intermediate Bond Fund	0.25%
Limited Duration Fund	0.10%
Total Return Bond Fund	0.25%
High Yield Funds
High Income Fund	0.60%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.44%

For its advisory services to the Seix Global Strategy Fund, the Adviser is entitled to receive an annual advisory fee of 0.60% based on the Fund’s average daily net assets.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on net assets as of March 31, 2008, the asset level of the following Fund had reached a breakpoint in the advisory fee*. Had the Fund’s asset levels been lower, the Adviser may have been entitled to receive a maximum advisory fees as follows:

Seix High Yield Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” table shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2008, Seix had approximately $19.7 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 15 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Michael McEachern, CFA, currently serves as President and Senior Portfolio Manager of Seix and served as Managing Director of the Adviser since May 2004. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since its inception. He has more than 24 years of investment experience.

34

MANAGEMENT

Mr. George Goudelias currently serves as Managing Director of Seix and served as Managing Director of the Adviser since May 2004. Prior to joining the Adviser, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc., a predecessor of Seix, from February 2001 to May 2004. Mr. Goudelias has co-managed the Seix Floating Rate High Income Fund since its inception. He has more than 22 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Senior High Yield Analyst of the Adviser since May 2004. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has co-managed the High Income Fund since August 2006. He has more than 8 years of investment experience.

Seix utilizes a team management approach for certain of the Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring. The Chief Investment Officer is a member of each Fund’s management team and is responsible for setting overall investment strategy. In addition, the Chief Investment Officer works with the senior portfolio managers on establishing sector allocation for each of the Funds. Other members of the team provide analytical support including investment research and monitoring credit risks, financial metrics and market conditions.

Intermediate Bond Fund, Limited Duration Fund and Total Return Bond Fund (together, the “Investment Grade Funds”)

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Funds’ management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 22 years of investment experience.

Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has more than 21 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Total Return Bond Fund since 2007. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Total Return Bond Fund. Mr. Antiles joined the

                      35

PURCHASING AND SELLING FUND SHARES

Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years investment experience.

Seix Global Strategy Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 25 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 13 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 14 years of investment experience.

Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 24 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2002. Mr. Kirkpatrick focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 17 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2003. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 8 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.

How to Purchase Fund Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit

36

PURCHASING AND SELLING FUND SHARES

plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). RidgeWorth Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open even if the NYSE is closed.

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase and sale orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase or sell Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value

                      37

PURCHASING AND SELLING FUND SHARES

price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board of Trustees.

In-Kind Purchases

Payment for shares of a Fund may, in the discretion of the Subadviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863

Customer Identification

Foreign Investors

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional information. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in

38

PURCHASING AND SELLING FUND SHARES

the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSR MSP). Contact your local financial adviser or institution for further assistance.

Receiving Your Money

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

                      39

MARKET TIMING POLICIES AND PROCEDURES

Redemptions In Kind

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent

40

DISTRIBUTION OF FUND SHARES

redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the Statement of Additional Information for more information regarding these arrangements.

                      41

DISTRIBUTION OF FUND SHARES AND TAXES

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of another RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

More information about taxes is in the Statement of Additional Information.

42

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s (and its predecessor’s) financial performance for the past 5 years or, if shorter, the period of the Fund’s (and its predecessor’s) operations. There is no financial information for the Seix Global Strategy Fund because that Fund did not begin operations until after March 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended October 31, 2003 for the Intermediate Bond Fund, the Limited Duration Fund, the Seix High Yield Fund and the Total Return Bond Fund, which has been audited by a predecessor independent accounting firm. The Report of the Independent Registered Public Accounting Firm for each period shown along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Intermediate Bond Fund
I Shares
Year Ended March 31, 2008	$9.96	$0.50		$0.33	$0.83	$(0.49)	$(0.01)	$(0.50)	$10.29	8.57%	$812,982	0.29%	4.80%	0.30%	254%
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
Year Ended October 31, 2003	10.12	0.37		0.15	0.52	(0.41)	—	(0.41)	10.23	5.16	28,689	0.45	3.42	0.56	277
Limited Duration Fund
I Shares
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	—	(0.08)	9.98	0.84	83,315	0.16	2.12	0.16	12
Year Ended October 31, 2004††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20	1.04	0.26	101
Year Ended October 31, 2003	10.00	0.11		(0.02)	0.09	(0.11)	—	(0.11)	9.98	0.92	146,513	0.20	1.10	0.26	244
Total Return Bond Fund
I Shares
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004††	10.31	0.31		0.23	0.54	(0.32)	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
Year Ended October 31, 2003	10.00	0.30		0.35	0.65	(0.34)	—	(0.34)	10.31	6.58	33,662	0.45	3.10	0.51	463
High Income Fund
I Shares
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005†	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
Year Ended May 31, 2003	7.25	0.61		(0.09)	0.52	(0.61)	—	(0.61)	7.16	8.19	100,852	0.78	8.95	0.93	20
Seix Floating Rate High Income Fund(4)
I Shares
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69		0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04		(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9

 43

FINANCIAL HIGHLIGHTS

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix High Yield Fund
I Shares
Year Ended March 31, 2008	$10.84	$0.80	$(1.06)	$(0.26)	$(0.81)	$—	$(0.81)	$9.77	(2.50)%	$663,081	0.49%	7.70%	0.50%	117%
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29	(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72	0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68	0.92	1.60	(0.68)	—	(0.68)	11.09	16.10	1,057,993	0.55	6.67	0.67	108

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

Seix Floating Rate High Income Fund	I Shares	March 1, 2006

(a)	Per share data was calculated using the average shares method.

††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Seix High Yield Fund	0.01	(0.01)	0.06	0.05	0.84

Amounts designated as “—” are $0 or have been rounded to $0.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
ridgeworth.com
Investment Subadviser:
Seix Investment Advisors LLC
10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
seixadvisors.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863
Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as any other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RFPRO-ISEIX-0808

STATEMENT OF ADDITIONAL INFORMATION
RIDGEWORTH FUNDS
(formerly, STI Classic Funds)
August 1, 2008
Investment Adviser:
RIDGEWORTH INVESTMENTS
(formerly, Trusco Capital Management, Inc.)
(the “Adviser”)
This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of RidgeWorth Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectuses dated August 1, 2008, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Corporate
					Institutional	Trust
	A Shares	B Shares*	C Shares	I Shares	Shares	Shares
Equity Funds
Aggressive Growth Stock Fund	✓		✓	✓
Emerging Growth Stock Fund	✓		✓	✓
International Equity 130/30 Fund	✓		✓	✓
International Equity Fund	✓		✓	✓
International Equity Index Fund	✓		✓	✓
Large Cap Core Equity Fund	✓		✓	✓
Large Cap Growth Stock Fund	✓		✓	✓
Large Cap Quantitative Equity Fund	✓		✓	✓
Large Cap Value Equity Fund	✓		✓	✓
Mid-Cap Core Equity Fund	✓		✓	✓

Corporate
					Institutional	Trust
	A Shares	B Shares*	C Shares	I Shares	Shares	Shares
Mid-Cap Value Equity Fund	✓		✓	✓
Real Estate 130/30 Fund	✓		✓	✓
Select Large Cap Growth Stock Fund	✓		✓	✓
Small Cap Growth Stock Fund	✓		✓	✓
Small Cap Value Equity Fund	✓		✓	✓
U.S. Equity 130/30 Fund	✓		✓	✓
Taxable Fixed Income Funds
High Income Fund	✓		✓	✓
Intermediate Bond Fund	✓		✓	✓
Investment Grade Bond Fund	✓		✓	✓
Limited Duration Fund				✓
Limited-Term Federal Mortgage Securities Fund	✓		✓	✓
Seix Floating Rate High Income Fund	✓		✓	✓
Seix Global Strategy Fund	✓		✓	✓
Seix High Yield Fund	✓		✓	✓
Short-Term Bond Fund	✓		✓	✓
Short-Term U.S. Treasury Securities Fund	✓		✓	✓
Strategic Income Fund	✓		✓	✓
Total Return Bond Fund	✓		✓	✓
U.S. Government Securities Fund	✓		✓	✓
U.S. Government Securities Ultra-Short Bond Fund				✓
Ultra-Short Bond Fund				✓
Tax-Exempt Fixed Income Funds
Georgia Tax-Exempt Bond Fund	✓		✓	✓
High Grade Municipal Bond Fund	✓		✓	✓
Investment Grade Tax-Exempt Bond Fund	✓		✓	✓

Corporate
					Institutional	Trust
	A Shares	B Shares*	C Shares	I Shares	Shares	Shares
Maryland Municipal Bond Fund	✓		✓	✓
North Carolina Tax-Exempt Bond Fund	✓		✓	✓
Virginia Intermediate Municipal Bond Fund	✓		✓	✓
Money Market Funds
Institutional Cash Management Money Market Fund					✓
Institutional Municipal Reserve Cash Management
Money Market Fund					✓
Institutional U.S. Government Securities
Money Market Fund					✓
Institutional U.S. Treasury Securities Money Market Fund					✓	✓
Prime Quality Money Market Fund	✓		✓	✓
Tax-Exempt Money Market Fund	✓			✓
U.S. Government Securities Money Market Fund	✓			✓
U.S. Treasury Money Market Fund	✓			✓
Virginia Tax-Free Money Market Fund	✓			✓
Asset Allocation Funds
Life Vision Aggressive Growth Fund	✓	✓	✓	✓
Life Vision Conservative Fund	✓	✓	✓	✓
Life Vision Growth and Income Fund	✓	✓	✓	✓
Life Vision Moderate Growth Fund	✓	✓	✓	✓
Life Vision Target Date 2015 Fund	✓		✓	✓
Life Vision Target Date 2025 Fund	✓		✓	✓
Life Vision Target Date 2035 Fund	✓		✓	✓
The Equity Funds and Asset Allocation Funds are collectively referred to herein as “Equity Funds” and the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are collectively referred to herein as the “Fixed Income Funds.”

* B Shares are no longer offered to new investors.
This SAI is incorporated by reference into the Trust’s prospectuses dated August 1, 2008. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-784-3863.

TABLE OF CONTENTS

THE TRUST	1
DESCRIPTION OF PERMITTED INVESTMENTS	1
INVESTMENT LIMITATIONS	40
THE ADVISER	43
THE SUBADVISERS	48
THE PORTFOLIO MANAGERS	50
THE ADMINISTRATOR	61
THE DISTRIBUTOR	67
THE TRANSFER AGENT	93
THE CUSTODIAN	93
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	94
LEGAL COUNSEL	94
TRUSTEES AND OFFICERS OF THE TRUST	94
PURCHASING AND REDEEMING SHARES	101
DETERMINATION OF NET ASSET VALUE	105
TAXES	106
FUND TRANSACTIONS	116
PORTFOLIO TURNOVER RATE	131
PORTFOLIO HOLDINGS	133
DESCRIPTION OF SHARES	135
VOTING RIGHTS	135
SHAREHOLDER LIABILITY	136
LIMITATION OF TRUSTEES’ LIABILITY	136
CODES OF ETHICS	136
PROXY VOTING	137
5% AND 25% SHAREHOLDERS	137
FINANCIAL STATEMENTS	163
DESCRIPTION OF RATINGS	A-1
PROXY VOTING POLICY	B-1

THE TRUST
Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a “Fund” and collectively, the “Funds”) of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund and the Virginia Intermediate Municipal Bond Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2008 the name of the Trust was STI Classic Funds.
DESCRIPTION OF PERMITTED INVESTMENTS
The Funds’ respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ prospectuses under the “Investment Strategy” section and the associated risk factors. A Subadviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

1

Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.
Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.
Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Subadvisers believe that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:
• Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
• Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

2

• Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.
A Fund will not purchase obligations issued by the Adviser, Subadvisers, or their affiliates.
Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.
Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.
Brady Bonds. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Brady Bonds are subject to the same risks as foreign securities.
Certificates of Deposit. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and

3

subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.
Convertible Bonds. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.
Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.
Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the “Reference Instrument”). The purchaser of the CLN (the “Note Purchaser”) invest a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.
Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond

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insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.
Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.
Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.
If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations. A Fund may also cover the transaction by means of an offsetting transaction or by other means permitted under the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder.
Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.
Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:
•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with

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discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.
•	PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

•	ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

•	LYONS. Liquid Yield Option Notes (“LYONS”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after

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an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.
Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
Exchange Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”), iShares® and VIPERs®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also “Investment Company Shares” below).
Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.
Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.
Foreign Securities. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other

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entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
In making investment decisions for the Funds, the Subadvisers evaluate the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, the Subadviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.
Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.
By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.
Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.
Foreign Currency: A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. A Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a foreign currency forward contract (“forward contract”). A forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year)

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from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward contract “locks in” the exchange rate between the currency it will deliver and the currency it will receive at the maturity of the contract. A Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. In addition, the Fund may enter into forward contracts to gain exposure to foreign markets.
At or before settlement of a forward contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of a Fund into the currency. A Fund may close out a forward contract by purchasing or selling an offsetting contract, in which case it will realize a gain or a loss.
A Fund may invest in a combination of forward contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated money market instruments with “long” forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
For hedging purposes, a Fund may invest in forward contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.
A Fund may use forward contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forwardcontracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency. It also is possible, under certain circumstances that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Each Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency. At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters

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into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
A Fund may also enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.
When a Fund purchases or sells a forward contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forward contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” forward contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.
A Fund may otherwise cover the transaction by means of an offsetting transaction or by other means permitted by the 1940 Act or the rules and SEC interpretations thereunder. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The Funds reserve the right to modify their asset segregation policies in the future.
Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.
Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will

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be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.
The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.
A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price

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of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.
In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure
Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.
Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:
1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.
2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

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3. Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.
Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust’s Board of Trustees, the Subadviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Subadviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (10% with respect to the Money Market Funds) in illiquid securities.
Inverse Floaters. A Fund may invest in municipal securities whose interest rated bear an inverse relationship to the interest rate on another security or the value of an index (“Inverse Floaters”). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.
Investment Company Shares. A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, an investing Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. Because other investment companies employ an investment advisor, such investments by a Fund may cause shareholders to bear duplicate fees.

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A Fund may exceed the limits established by Section 12(d)(1) if (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”), for funds of funds.
For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to orders issued by the SEC to iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.
Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. (“Fitch”), or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Subadviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if its Subadviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.
Leveraged Buyouts. A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

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Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.
Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Subadviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.
Mortgage-Backed Securities. A Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans or other asset-backed securities (the “Underlying Assets”). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.
Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. A Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.
Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.
In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity

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have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.
Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).
CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity — the latest date by which the tranche can be completely repaid, assuming no prepayments — and has an average life — the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.
Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.
REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody’s.
Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.
For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.
Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.
Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by

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the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
Money Market Fund Investments. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are “eligible securities,” which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a “first tier security”), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (“second tier security”). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund’s assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund’s total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of a Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three “business days” (that is, any day other than a Saturday, Sunday or customary business holiday).
Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.
Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.
Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund’s investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full

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faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody’s, are in the Subadviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.
From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.
Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Subadviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of a Fund’s Subadviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.
Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Subadviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
The Subadviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund will limit its put transactions to those with institutions which the Subadviser believe present minimum credit risks, and the Subadviser will use

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its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, a Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.
Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither a Fund nor its Subadviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

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Special Considerations Relating to Municipal Obligations of Designated States
As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state (“Municipal Obligations”), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.
•	Factors Pertaining to Georgia

The State of Georgia ended March 2008 with revenue collections for the fiscal year to date exceeding 2007 levels by 1.6%, led by the 2.5% advance in individual income tax receipts.

In a November 2007 report, Moody’s continued to praise the State of Georgia’s conservative fiscal practices, replenishment of reserves from revenues, and well-funded pensions, while acknowledging the state’s lack of some financial best practices, slowing revenue growth, and education funding pressures.

The State’s unemployment rate for March 2008 was 5.3%, 0.2% above the national average of 5.1%.

The State’s general obligation debt continues to carry “Aaa/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Georgia Tax-Exempt Bond Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Maryland

The State of Maryland’s economy continues to expand though at a slower pace than earlier in the decade. The Port of Baltimore’s activity, the State’s proximity to the Washington DC metropolitan area, and higher defense and homeland security spending all benefit the State’s economy which remains as affected, proportionately, by Federal government spending as any state in the nation. According to Moody’s, manufacturing continues to decline as a source of employment for residents and in 2007 is estimated to have provided jobs for only 5% of the workforce, about one-half the national level. Military base realignment is expected to have a positive impact by increasing military presence and related service industry employment. Maryland’s average unemployment rate for 2007 was estimated at 3.8% compared to the national rate of 4.6% and per capita income is approximately 120% of the national average, ranking the State as the 4th wealthiest by this measurement.

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The State’s revenue growth has slowed in recent years and forecasted growth rates have been adjusted lower following housing market weakness and general economic uncertainties. Moody’s reports that the State’s revenues grew 7.3% in 2006, down from a 13% growth rate in 2005. Revenues grew just 4.4% in 2007 and 2008 growth is estimated to grow only 2.2%. Based on this lower growth rate and expenditure pressures, tax changes were implemented earlier in the current fiscal year to increase revenue but challenges remain as sales tax collections remain below forecast with a slower economy.

The State’s general obligation bonds are rated AAA by all of the rating services and are amortized rapidly, over 15 years, as required by the State’s Constitution. This is a credit strength which replenishes debt capacity. According to Moody’s, net tax supported debt at $1,297 per capita ranks Maryland 16th highest of the states. However, when compared to per capita income, the State ranks better due to its high income levels with net debt as a percentage of personal income at 3% compared to the 50-state mean of 3.2%. Moody’s also cites the State’s strong financial management, revenue reserves and economy as strengths.

The AAA ratings apply to the State’s direct debt and may not be indicative of the credit rating of other securities purchased by the Maryland Municipal Bond Fund. It also cannot be assumed that the State will maintain its current debt profile and ratings.

•	Factors Pertaining to North Carolina

The State of North Carolina ended March 2008 with revenue collections for the fiscal year to date exceeding 2007 levels by 1.3%, led by the 5.3% advance in individual income tax receipts. Total General Fund revenues year to date are currently at 68.7% of annual budgeted levels, compared to 74% at this time last year.

In an April 2007 rating update, Moody’s lauded the state’s financial performance and history of strong financial management, while acknowledging the challenges posed by education financing needs and a rising debt burden.

The State’s unemployment rate for March 2008 was 5.2%, 0.1% above the national average of 5.1%.

The State’s general obligation debt carries “Aaa/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the North Carolina Tax-Exempt Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Virginia

The Commonwealth of Virginia’s economy and employment have grown at a pace exceeding the nation in most years, however, in 2007 employment growth was just 0.9% compared to the national growth rate of 1.1% according to Moody’s. For the years 2002 through 2006, the fastest growing employment categories within the state were construction, professional and business

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activities, education and health, and leisure and hospitality. Manufucturing and information technology both show lost jobs over this period. The number and value of residential building permits fell in 2006 from 2005 and, although final figures for 2007 are not yet available, employment in the contruction trades is expected to have been negatively impacted. Slowing real estate markets have had a significant impact on sales and personal income tax collections, pushing state revenue growth rates downward. The State’s unemployment rate at 3.0% for 2007 remained below the national average of 4.6%. Virginia continues to benefit from a diverse economy and higher than average governmental employment and defense related spending, especially in the Northern Virginia suburbs of Washington DC and in the Hampton Roads region, an area with significant military installations. Personal income remains the highest in the southeast and, at 107% of national averages, Virginia ranked 9th of the states in 2007, according to Moody’s.

Virginia’s General Fund Revenue growth was 8.4% in 2006 but fell to just 4.9% for fiscal 2007, missing the forecast of 6.5% for the same period. Fiscal 2008 growth has been revised lower on several occasions as the State prepares its biennial budget for 2009-10. General revenues for 2008 are now expected to grow just 1.2% and 2.2% in 2009 before climbing to 6.8% in 2010, according to Moody’s reports. The State has had to draw on its Revenue Stabilization Fund and impose spending reductions in many areas to maintain structurally balanced budget.

Virginia has, historically, maintained low debt ratios, however, the minimal issuance of general obligation debt has been offset of significant growth in appropriation backed debt issued by various state authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $764 compared to the state average of $1,158, ranking Virginia 29th. Comparing debt per capita to personal income, Virginia ranked 34th of the states at 1.9% compared to the state average of 3.2%.
All three major debt rating agencies rate Virginia’s general obligation bonds AAA and Moody’s cites its conservative fiscal management, diverse economy and low debt burden as strengths. This rating applies only to the State’s direct debt and may not be indicative of the rating on other securities that the Virginia Intermediate Municipal Bond Fund may invest in. There is no assurance that the State will maintain its current debt profile or ratings.
Non-Publicly Traded Securities; Rule 144A Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities (usually 15% of a fund’s net assets, 10% for the Money Market Funds), unless a Fund’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded

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securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.
Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.
The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.
A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.
The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
A Fund must cover all options it purchases or writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may

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otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.
A Fund may trade put and call options on securities, securities indices or currencies, as its Subadviser determines is appropriate in seeking the Fund’s investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.
In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.
There are significant risks associated with a Fund’s use of options, including the following: (1) the success of a hedging strategy may depend on the Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.
Other Investments. The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser, Subadvisers or the Funds’ distributor.
Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.
Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. A REIT primarily

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invests in real estate and real estate mortgages. If a corporation, trust or association meets the REIT requirements, it will be taxed only on its undistributed income and capital gains.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Securities. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.
Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of

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the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund’s net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund’s investments.
Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Subadviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Subadviser, liquidity or other considerations so warrant.
Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a

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Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.
Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.
By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.
Senior Loans
Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and

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enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.
A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor. A Fund may invest up to 10% of its total assets in “Participations.” Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.
A Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between a Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the Subadviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the Subadviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated
P-3 by Moody’s are

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considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Loan Participations. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.
In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the intermediary bank may become insolvent.
The secondary market for loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to a Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan

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Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.

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Other Information Regarding Senior Loans. From time to time a Subadviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.
A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund. As a matter of policy, a Fund will not consider equity securities to be eligible holdings.
A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the

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principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).
A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
Short Sales. A Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale “against-the-box” is a taxable transaction to a Fund with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund is required to pay a premium or daily interest, which will increase the total cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the current market value of the security sold short, or (b) otherwise cover a Fund’s short positions. Uncovered short sales incur a higher level of risk because to cover the short sale, the security may have to be purchased in the open market at a much higher price.
Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.
Standby Commitments and Puts. A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon

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price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.
STRIPS. Separately Traded Interest and Principal Securities (“STRIPS”) are component parts of U.S. Treasury securities traded through the federal book-entry system. A Subadviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund’s investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Subadviser will only purchase, for Money Market Funds, STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund’s assets that may be comprised of STRIPS, the Subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviations in the value of shares of the Money Market Funds.
Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Subadviser in accordance with credit-risk guidelines established by the Board of Trustees.

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Structured Notes. Structured Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.
Supranational Agency Obligations. Supranational Agency Obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.
Swap Agreements. A Fund may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund may enter into swap agreements to invest in a market without owning

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or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. For purposes of each of the Fund’s requirements under Rule 12d3-1 (where, for example, a Fund is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Fund is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Fund’s total assets, the mark-to-market value will be used to measure the Fund’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Fund’s issuer exposure for purposes of Section 5b-1.
A Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Fund may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, a Fund will refer to the notional amount of the swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Subadviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is

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not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.
Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.
U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.
• U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts (“TRs”).

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• Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
• Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
• Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.
• U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”
• U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
Variable and Floating Rate Instruments. Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with

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changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.
Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Subadviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Subadviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.
Warrant. A Warrant is a financial instrument that gives the holder the right, but not the obligation, to purchase a specified amount of an asset at a specified price during a specified period of time. A warrant may give its holder the right to buy shares of stock, bonds, currencies, or commodities. Index Warrants, a type of warrant, allows investors to take a direct position in a commodity, index, currency or economic variable. An example of an Index Warrant is a GDP Warrant, which is a bond that allows investors to invest directly in a country’s economic growth. A GDP Warrant creates long term securities that would be indexed on the economic growth of a country, or rather an economic zone (for example Euroland). Those securities would have two main purposes: 1) to give those countries or other issuers another source of financing, and a new financial management tool; 2) to give investors a hybrid asset which has some feature(s) of an equity security (variable return and/or capital, based on economic performances) while basically being a bond (it is a debt). In the case of a GDP Warrant, the index would be the Gross Domestic Product (GDP).
When-Issued Securities and Forward Commitment Securities. When-Issued and Forward Commitment Securities are securities with settlement dates in excees of normal settlement periods.
When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.
To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities for any securities with settlement periods of 30 days or more from trade date.

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INVESTMENT LIMITATIONS
Except with respect to a Fund’s non-fundamental policy relating to liquidity, if a percentage limitation stated in the fundamental and non-fundamental policies below is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value will not result in a violation of such restriction.
Fundamental Policies
Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.
In addition to the 80% investment policy of the Institutional Municipal Cash Reserve Money Market Fund, the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Tax-Exempt Money Market Fund, the Virginia Intermediate Municipal Bond Fund and the Virginia Tax-Free Money Market Fund, the following investment limitations are fundamental policies of the Funds.
No Fund may:
1. With respect to 75% of each Fund’s total assets (50% in the case of the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund and the Virginia Intermediate Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.
2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.
3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.
4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

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5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
a.	With respect to the Money Market Funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

b.	No Life Vision Fund may invest more than 25% of its assets in underlying RidgeWorth Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying RidgeWorth Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

c.	The Real Estate 130/30 Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts and by companies that derive at least 50% of revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has 50% of assets in such real estate.
6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).
7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.
8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.
Non-Fundamental Policies
The following investment policies are non-fundamental policies of the Funds and may be changed by the Board of Trustees without shareholder approval:
1. With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Institutional Municipal Cash Reserve Money Market Fund, the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the

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Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Virginia Intermediate Municipal Bond Fund, the
Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund and the Strategic Income Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.
2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.
3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.
4. No Life Vision Fund currently intends to sell securities short.
5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.
6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by applicable law or the SEC.
7. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward To Be Approved (“TBA”) mortgage commitments.

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THE ADVISER
General. RidgeWorth Investments serves as investment adviser to the Funds. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc., a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is responsible for making investment decisions for the Asset Allocation Funds and continuously reviews, supervises and administers each Asset Allocation Fund’s investment program. With respect to the other Funds, the Adviser oversees the Subadvisers to ensure compliance with the respective Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. The Adviser is a wholly-owned subsidiary of SunTrust Banks, Inc.
Advisory Agreement with the Trust. The Adviser serves as the investment adviser to each Fund pursuant to an agreement (the “Advisory Agreement”) with the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage commissions, and litigation and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.
Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee at the specified annual rate of each Fund’s average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

Fund	Fee
Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.10%
Georgia Tax-Exempt Bond Fund	0.55%
High Grade Municipal Bond Fund	0.55%
High Income Fund	0.60%

43

Fund	Fee
Intermediate Bond Fund	0.25%
Institutional Cash Management Money Market Fund	0.13%
Institutional Municipal Cash Reserve Money Market Fund	0.15%
Institutional U.S. Government Securities Money Market Fund	0.15%
Institutional U.S. Treasury Securities Money Market Fund	0.15%
International Equity 130/30 Fund	1.25%
International Equity Fund	1.15%
International Equity Index Fund	0.50%
Investment Grade Bond Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Quantitative Equity Fund	0.85%
Large Cap Value Equity Fund	0.80%
Life Vision Aggressive Growth Fund	0.10%
Life Vision Conservative Fund	0.10%
Life Vision Growth and Income Fund	0.10%
Life Vision Moderate Growth Fund	0.10%
Life Vision Target Date 2015 Fund	0.10%
Life Vision Target Date 2025 Fund	0.10%
Life Vision Target Date 2035 Fund	0.10%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Maryland Municipal Bond Fund	0.55%
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
North Carolina Tax-Exempt Bond Fund	0.55%

44

Fund	Fee
Prime Quality Money Market Fund	0.55%
Real Estate 130/30 Fund	1.25%
Seix Floating Rate High Income Fund	0.45%
Seix Global Strategy Fund	0.60%
Seix High Yield Fund	0.45%
Select Large Cap Growth Stock Fund	0.85%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.40%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.15%
Strategic Income Fund	0.60%
Tax-Exempt Money Market Fund	0.45%
Total Return Bond Fund	0.25%
U.S. Equity 130/30 Fund	1.10%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Money Market Fund	0.55%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
U.S. Treasury Money Market Fund	0.55%
Ultra-Short Bond Fund	0.22%
Virginia Intermediate Municipal Bond Fund	0.55%
Virginia Tax-Free Money Market Fund	0.40%
The above fees are also subject to the following breakpoint discounts:
Equity and Fixed Income Funds:
First $500 million = full fee
Next $500 million = 5% discount from full fee
Over $1.0 billion = 10% discount from full fee

45

Money Market Funds:
First $1.0 billion = full fee
Next $1.5 billion = 5% discount from full fee
Next $2.5 billion = 10% discount from full fee
Over $5.0 billion = 20% discount from full fee
As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.
For the fiscal years ended March 31, 2008, March 31, 2007, and March 31, 2006, the Funds paid the following advisory fees:

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Aggressive Growth Stock Fund	3,838	3,425		1,230			—		39
Emerging Growth Stock Fund	1,433	905		342		—	—		24
Georgia Tax-Exempt Bond Fund	898	780		687		5	—		69
High Grade Municipal Bond Fund	961	960		1,076		—	—		18
High Income Fund	387	430		574		1	—		74
Institutional Cash Management Money Market Fund	4,825	4,190		4,413		—	—		626
Institutional Municipal Cash Reserve Money Market Fund	108	134		82		4	18		7
Institutional U.S. Government Securities Money Market Fund	2,000	1,372		1,520		7	—		3
Institutional U.S. Treasury Securities Money Market Fund	3,663	4,129		4,426		—	—		8
Intermediate Bond Fund	1,360	201		170		—	—		—
International Equity 130/30 Fund	14	*	*	*	*	48	*	*	*	*
International Equity Fund	13,365	11,905		8,023		—	—		113
International Equity Index Fund	5,192	4,313		3,831		—	—		4
Investment Grade Bond Fund	1,986	2,259		3,394		—	—
Investment Grade Tax- Exempt Bond Fund	2,536	1,808		1,855		—	—		3

46

	Fees Paid (in thousands)						Fees Waived (in thousands)
Fund*	2008		2007		2006		2008		2007		2006
Large Cap Core Equity Fund	12,877		13,020		11,260		—		—		—
Large Cap Growth Stock Fund	8,298		12,363		15,897		—		—		10
Large Cap Quantitative Equity Fund	2,400		2,761		1,505		—		—		51
Large Cap Value Equity Fund	8,469		7,163		7,082		—		—		—
Life Vision Aggressive Growth Fund	50		64		79		3		—		23
Life Vision Conservative Fund	10		10		13		10		10		21
Life Vision Growth and Income Fund	121		135		169		1		—		42
Life Vision Moderate Growth Fund	221		189		243		—		—		58
Life Vision Target Date 2015 Fund	3		1		—		21		20		13
Life Vision Target Date 2025 Fund	6		2		—		14		21		13
Life Vision Target Date 2035 Fund	2		1		—		17		21		13
Limited Duration Fund	44		731		64		—		—		—
Limited-Term Federal Mortgage Securities Fund	779		2,058		2		—		—		45
Maryland Municipal Bond Fund	218		211		250		—		—		9
Mid-Cap Core Equity Fund	2,992		4,050		3,242		—		—		2
Mid-Cap Value Equity Fund	3,017		2,667		2,338		—		—		51
North Carolina Tax- Exempt Bond Fund	235		239		236		—		—		6
Prime Quality Money Market Fund	48,301		38,890		32,146		—		—		1,596
Real Estate 130/30 Fund	16		*	*	*	*	11		*	*	*	*
Seix-Floating Rate High Income Fund	3,012		1,859		38		—		—		18,000
Seix Global Strategy Fund	*	*	*	*	*	*	*	*	*	*	*	*
Seix High Yield Fund	3,843		5,343		5,825		—		—		69
Select Large Cap Growth Stock Fund	1,104		885		1,403		—		—		38
Short-Term Bond Fund	1,510		1,428		1,453		—		—		51
Short-Term U.S. Treasury Securities Fund	285		293		463		—		—		40

47

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Small Cap Value Equity Fund	7,318	8,476		8,673		3	—		—
Strategic Income Fund	627	1,058		2,089		—	28		93
Tax-Exempt Money Market Fund	8,773	8,272		8,036		—	—		463
Total Return Bond Fund	1,545	1,364		969		—	—		—
U.S. Equity 130/30 Fund	13	*	*	*	*	19	*	*	*	*
U.S. Government Securities Fund	2,824	2,311		2,072		—	—		5
U.S. Government Securities Money Market Fund	6,615	4,184		4,261		—	—		203
U.S. Government Securities Ultra-Short Bond Fund	86	69		150		15	11		63
U.S. Treasury Money Market Fund	6,209	7,550		8,471		75	—		338
Ultra-Short Bond Fund	184	343		703		1	—		206
Virginia Intermediate Municipal Bond Fund	1,187	1,144		1,053		—	—		11
Virginia Tax-Free Money Market Fund	2,741	2,227		1,996		—	—		—

*	With respect to the 130/30 Funds, represents fees earned and waived and expenses reimbursed during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

THE SUBADVISERS
Each Subadviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. Each Subadviser, excluding Alpha Equity Management LLC (“Alpha Equity”) and Zevenbergen Capital Investments LLC (“ZCI”), is a wholly-owned subsidiary of the Adviser. Alpha Equity is a minority owned subsidiary and ZCI is a majority-owned subsidiary of the Adviser.
The Subadvisers (excluding Alpha Equity and ZCI) began operations on March 31, 2008 and did not receive fees for the fiscal year ended March 31, 2008.
Alpha Equity serves as the subadviser to the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Alpha Equity. The Adviser owns less than a 25% interest in Alpha and the remainder is owned by Alpha’s employees.

48

For its subadvisory services, Alpha is entitled to receive an annual fee paid by the Adviser, which is calculated daily and paid quarterly by the Adviser, at an annual rate based on the average daily net assets of each of the each of the Funds as follows:

—	International Equity 130/30 Fund:	0.75%
—	Real Estate 130/30 Fund:	0.75%
—	U.S. Equity 130/30 Fund:	0.66%
For the period December 27, 2007 (commencement of operations) through March 31, 2008, Alpha received subadvisory fees for the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund of $9,000, $9,000 and $8,000, respectively.
Ceredex Value Advisors LLC (“Ceredex”) serves as the subadviser to the Large Cap Value Equity Fund, the Mid-Cap Value Equity Fund and the Small Cap Value Equity Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Ceredex. For its subadvisory services, Ceredex is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
Certium Asset Management LLC (“Certium”) serves as the subadviser to the International Equity Fund and the International Equity Index Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Certium. For its subadvisory services, Certium is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
IronOak Advisors LLC (“IronOak”) serves as the subadviser to the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund pursuant to an Investment Subadvisory Agreement between the Adviser and IronOak. For its subadvisory services, IronOak is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
Seix Investment Advisors LLC (“Seix”) serves as the subadviser to the High Income Fund, the Intermediate Bond Fund, the Investment Grade Bond Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Seix Floating Rate High Income Fund, the Seix Global Strategy Fund, the Seix High Yield Fund, the Strategic Income Fund, the Total Return Bond Fund and the U.S. Government Securities Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Seix. For its subadvisory services, Seix is entitled to receive an annual fee paid by the Adviser equal to 60% of the net advisory fee paid by each applicable Fund.
Silvant Capital Management LLC (“Silvant”) serves as the subadviser to the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Silvant. For its subadvisory services, Silvant is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
StableRiver Capital Management LLC (“StableRiver”) serves as the subadviser to the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Institutional Cash Management Fund, the Institutional Municipal Cash Reserve Fund, the Institutional U.S. Government Securities Money Market Fund, the Institutional U.S. Treasury Securities Money Market Fund, the Maryland

49

Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Bond Fund, the Ultra-Short Bond Fund, the U.S. Government Securities Ultra-Short Bond Fund and the Virginia Intermediate Municipal Bond Fund pursuant to an Investment Subadvisory Agreement between the Adviser and StableRiver. For its subadvisory services, StableRiver is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
ZCI serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund pursuant to an Investment Subadvisory Agreement between the Adviser and ZCI. For its subadvisory services ZCI is entitled to receive a fee paid by the Adviser at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, which is calculated daily and paid quarterly by the Adviser.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, ZCI received subadvisory fees for the Aggressive Growth Stock Fund of $2,181,000 , $1,946,000 and $661,000, respectively, and for the Emerging Growth Stock Fund of $814,000, $505,000 and $185,000, respectively.
Each Subadviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.
Investment Subadvisory Agreements. The Adviser and each Subadviser have entered into separate investment subadvisory agreements (each an “Investment Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the respective Funds, subject to the supervision of, and policies established by, the Adviser and the Board of Trustees of the Trust. After an initial two year term, the continuance of each Investment Subadvisory Agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Investment Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. Each Investment Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
THE PORTFOLIO MANAGERS
Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of March 31, 2008, except as otherwise noted.
Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

50

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Seth Antiles	Seix Global Strategy Fund	2/798	0	0	0	0
	Strategic Income Fund	2/703.9	0	0	0	0
	Total Return Bond Fund	2/94.10	0	156/7.1B	2 separately managed accounts	335.70
Charles B. Arrington	Mid-Cap Core Equity Fund	1/$8.7	1/26.8	5/97.5	0	0
Brett Barner	Small Cap Value Equity Fund	1/16.2	0	15/440.1	0	0
George E. Calvert Jr.	Maryland Municipal Bond Fund	1/214.5	0	0	0	0
	Virginia Intermediate Municipal Bond Fund	1/44.2	0	7/$82	0	0
Chris Carter	Georgia Tax-Exempt Bond Fund	1/46.6	0	0	0	0
	North Carolina Tax-Exempt Bond Fund	1/180.1	2/405	2/11	0	0
Robert Corner	Short-Term Bond Fund	7/873	0	0	0	0
	Short-Term U.S. Treasury Securities Fund	7/1.2B	0	0	0	0
	Ultra-Short Bond Fund	7/1.2B	0	0	0	0
	U.S. Government Securities
	Ultra-Short Bond Fund	7/1.2B	1/103.0	38/859.3	0	0
Chad Deakins	International Equity Fund	2/1.2B	0	0	0	0
Chad Deakins	International Equity Index Fund	2/1.4B	0	0	0	0
	Large Cap Quantitative Fund	2/1.1B	0	4/85.1	0	0
Brook deBoutray	Aggressive Growth Stock Fund	1/118.7	0	0	0	0
	Emerging Growth Stock fund	1/310.2	0	53/1.654.50	1 separately managed account	251.50

51

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Vince Fioramonti	International Equity 130/30 Fund	1/$53.7	2/16.5	2/52.1	2 pooled: 2 other	68.60
Alan Gayle	Life Vision Aggressive Growth Fund	6/311	0	0	0	0
	Life Vision Conservative Fund	6/337.3	0	0	0	0
	Life Vision Growth and Income Fund	6/253.9	0	0	0	0
	Life Vision Moderate Growth Fund	6/156.4	0	0	0	0
	Life Vision Target Date 2015 Fund	6/345.7	0	0	0	0
	Life Vision Target Date 2025 Fund	6/343.1	0	0	0	0
	Life Vision Target Date 2035 Fund	6/346	2/$42.1	0	0	0
George Goudelias	Seix Floating Rate High Income Fund	0	7/2.6B	0	6 CLO, 1 hedge fund	2.6B
Chris Guinther	Large Cap Growth Stock Fund	3/745.8	0	0	0	0
	Select Large Cap Growth Stock Fund	3/1.3B	0	0	0	0
	Small Cap Growth Stock Fund	3/963.3	1/7.9	4/21.2	0	0
James Keegan	Intermediate Bond Fund	8/2B	0	0	0	0
	Investment Grade Bond Fund	8/2.5B	0	0	0	0
	Limited Duration Fund	8/2.9B	0	0	0	0
	Limited-Term Federal Mortgage
	Securities Fund	8/2.8B	0	0	0	0
	Seix Global Strategy Fund	8/2.9B	0	0	0	0
	Strategic Income Fund	8/2.8B	0	0	0	0
	Total Return Bond Fund	8/2.2B	0	0	0	0
	U.S. Government Securities Fund	8/2.4B	6/481	170/7.7B	2 separately managed accounts	335.70

52

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Michael Kirkpatrick	Seix High Yield Fund	2/200	1/29	51/5.1B	1 hedge fund	24.20
Neil Kochen	International Equity 130/30 Fund	2/12.3	0	0	0	0
	Real Estate 130/30 Fund	2/12.6	0	0	0	0
	U.S. Equity 130/30 Fund	2/13.3	3/39.4	0	3 pooled	039.40
Jeffrey E. Markunas	Large Cap Core Equity Fund	1/11.9	0	78/619.3	0	0
Michael McEachern	High Income Fund	5/1.7B	0	0	0	0
	Seix Floating Rate High Income Fund	5/1B	0	0	0	0
	Seix High Yield Fund	5/1B	0	0	0	0
	Strategic Income Fund	5/1.6B	1/29	51/5.1B	1 hedge fund	24.20
Kevin Means	Real Estate 130/30 Fund	0	0	0	0	0
H. Rick Nelson	Short-Term Bond Fund	7/873	0	0	0	0
	Short-Term U.S. Treasury Securities Fund	7/1.2B	0	0	0	0
	Ultra-Short Bond Fund	7/1.2B	0	0	0	0
	U.S. Government
	Securities Ultra-Short Bond Fund	7/1.2B	1/103.0	36/1,550.1	0	0
Brian Nold	High Income Fund	4/996.7	0	0	0	0
	Seix High Yield Fund	4/350.5	0	0	0	0
	Strategic Income Fund	4/959.2	1/29	51/5.1B	1 hedge fund	24.20
Joe Ransom	Select Large Cap Growth Stock Fund	0	1/19.3	23/2.45	1 separately managed account	26.80
Mills Riddick	Large Cap Value Equity Fund	1/$26	3/334	7/77.5	0	0

53

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Michael Rieger	Intermediate Bond Fund	6/1.9B	0	0	0	0
	Investment Grade Bond Fund	6/2.4B	0	0	0	0
	Limited Duration Fund	6/2.8B	0	0	0	0
	Limited-Term Federal Mortgage
	Securities Fund	6/2.7B	0	0	0	0
	Total Return Bond Fund	6/2.1B	0	0	0	0
	U.S. Government Securities Fund	6/2.3B	6/481	170/7.8B	2 separately managed accounts	335.70
Michael A. Sansoterra	Large Cap Growth Stock Fund	3/678.6	0	0	0	0
	Select Large Cap Growth Stock Fund	3/1.3B	0	0	0	0
	Small Cap Growth Stock Fund	3/896.1	2/65.6	98/1.5B	0	0
Ron Schwartz	High Grade Municipal Bond Fund	1/617.4	0	0	0	0
	Investment Grade Tax-Exempt Bond Fund	1/191.1	3/198	8/585	0	0
Chad Stephens	Short-Term Bond Fund	7/873	0	0	0	0
	Short-Term U.S. Treasury Securities Fund	7/1.2B	0	0	0	0
	Ultra-Short Bond Fund	7/1.2B	0	0	0	0
	U.S. Government Securities
	Ultra-Short Bond Fund	7/1.2B	1/103.0	48/931.3	0	0

54

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Donald Townswick	U.S. Equity 130/30 Fund	0	3/10.2	0	3 pooled	10.20
Perry Troisi	Intermediate Bond Fund	6/1.9B	0	0	0	0
	Investment Grade Bond Fund	6/2.4B	0	0	0	0
Perry Troisi	Limited Duration Fund	6/2.8B	0	0	0	0
	Limited-Term
	Federal Mortgage Securities Fund	6/2.7B	0	0	0	0
	Total Return Bond Fund	6/2.1B	0	0	0	0
	U.S. Government Securities Fund	6/2.2B	6/481	170/7.8B	2 separately managed accounts	335.70
Leslie Tubbs	Aggressive Growth Stock Fund	1/118.7	0	0	0	0
	Emerging Growth Stock Fund	1/310.2	0	53/1665.50	1 separately managed account	251.50
Adrien Webb	Intermediate Bond Fund	8/2B	0	0	0	0
	Investment Grade Bond Fund	8/2.5B	0	0	0	0
	Limited Duration Fund	8/2.9B	0	0	0	0
	Limited-Term Federal Mortgage
	Securities Fund	8/2.8B	0	0	0	0
	Seix Global Strategy Fund	8/2.9B	0	0	0	0
	Strategic Income Fund	8/2.8B
	Total Return Bond Fund	8/2.2B	0	0	0	0
	U.S. Government Securities Fund	8/2.4B	6/481	170/7.8B	2	335.70
	U.S. Government Securities Fund	8/2.4B	6/481	170/7.8B	2	335.70

55

		Number of Other Accounts Managed/			Other Accounts with Performance-Based
		Total Assets in Accounts (millions)			Fees
			Other
	RidgeWorth	Registered	Pooled
Portfolio	Fund(s)	Investment	Investment	Other	Number &
Manager	Managed	Companies	Vehicles	Accounts	Category	Total Assets (millions)
Matthew Welden	International Equity Index Fund	0	0	1/117	4	637.60
Don Wordell	Mid-Cap Value Equity Fund	0	1/48	1/7	0	0
Nancy Zevenbergen	Aggressive Growth Stock Fund	1/118.7	0	0	0	0
	Emerging Growth Stock Fund	1/310.2	0	53/1665.50	1	251.50
Potential Conflicts of Interest in Managing Multiple Accounts. A portfolio manager’s management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. Each Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.
Portfolio Manager Compensation Structure.
Portfolio Managers of the Adviser and all Subadvisers except Alpha Equity and ZCI. Portfolio managers earn competitive salaries and participate in incentive bonus plans designed to retain high quality investment professionals. The portfolio managers receive a salary commensurate with the individual’s experience and responsibilities with the firm. The incentive bonus plans may be structured differently, but all incorporate an evaluation of the Fund’s performance returns and/or the Subadviser’s financial performance. Investment performance may be judged directly relative to a peer group and/or benchmark or may be incorporated by measuring business unit financial performance over an extended period under the theory that successful investment performance will translate into improved financial results. Other components that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, marketing, risk management and business development, among others.
Where applicable, investment performance is determined by comparing a Fund’s pre-tax total returns to the returns of the Fund’s benchmark and peer groups over multi-year periods, as applicable. Where portfolio managers manage multiple Funds or other managed accounts, each Fund or other managed account is weighted based on its market value and its relative strategic importance to the Adviser and/or the Subadviser. Other performance attributes are also based on a scorecard that objectively measures key performance attributes, which is then evaluated by the Adviser’s and/or Subadviser’s management to determine the award amount.

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As a tool to minimize personnel turnover, the portfolio manager’s incentive bonus will usually have one portion of the incentive bonus paid promptly following the calendar year end and the remaining portion subject to a mandatory deferral which vests over three years subject to the terms and conditions of the incentive bonus plan.
On occasion, a portfolio manager may receive a guaranteed incentive for a fixed period in conjunction with accepting a new position when the Adviser and/or the Subadviser deem it necessary to recruit talented managers.
All full-time employees of the Adviser and these Subadvisers, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
• 401(k) Excess Plan – This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser’s/Subadviser’s parent company (SunTrust Banks, Inc.), were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• ERISA Excess Retirement Plan – This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• Voluntary Functional Incentive Plan Deferral – This plan is a provision of a SunTrust Deferred Compensation Plan which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser’s/Subadviser’s annual incentive plans offer this provision to employees who meet the compensation criteria level.
• Restricted Stock Awards — Restricted stock awards are granted to certain select individuals on a case-by-case basis as a form of long-term compensation and as an additional incentive to retain these professionals. The awards often vest based on the recipient’s continued employment with the Adviser/Subadviser, but these awards may also carry additional vesting requirements, including performance conditions.
Portfolio Managers of ZCI and Alpha Equity.
ZCI: ZCI’s portfolio managers, Nancy Zevenbergen, Brooke de Boutray and Leslie Tubbs, work as a team in managing the firm’s accounts, including the Funds. Key professionals, including the portfolio managers, are compensated by salary commensurate with industry standards and individual experience. They are additionally compensated with bonuses based on ZCI’s overall performance. ZCI does not tie compensation to a published or private benchmark. All Managing Directors, including Ms. de Boutray and Ms. Tubbs, are compensated by growth in ZCI’s profits, thereby aligning professional interests with clients’ growth potential.
Alpha Equity: The four primary investment professionals are partners of Alpha Equity management, each having a similar economic stake in the company. Further, the senior executives (the CFO/COO/CCO, Director of Business Development, and Director of Strategic Planning) are also partners. After the payment of administrative expenses, each partner receives a base salary. Cash flow in excess of administrative expenses and partner base salaries are available for bonus allocations. Bonus allocations are determined annually based on contributions of each professional to the success of the overall business and subject to preset formulaic minimums (these minimums are tied to product-revenue generated, which is substantially impacted by investment performance). At current asset and revenue levels, the current compensation for the Partners is 100% base salary.

57

New investment professionals are provided with industry-competitive salary/bonus opportunities, and if new partners were to join, they would purchase equity shares from existing partners based on then current firm valuation levels. All non-partner employees of Alpha Equity receive a market-competitive base salary and participate in a bonus program tied to individual performance and contributions, as determined annually by the firm’s Partners.
Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of March 31, 2008, except as otherwise noted.

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Seth Antiles	Seix Global Strategy Fund	None
	Strategic Income Fund	None
	Total Return Bond Fund	None
Charles B. Arrington	Mid-Cap Core Equity Fund	10,001-50,000
Brett Barner	Small Cap Value Equity Fund	100,001-500,000
George E. Calvert Jr.	Maryland Municipal Bond Fund	None
	Virginia Intermediate Municipal Bond Fund	None
Chris Carter	Georgia Tax-Exempt Bond Fund	None
	North Carolina Tax-Exempt Bond Fund	None
Robert Corner	Short-Term Bond Fund	1,000-10,000
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
U.S. Government Securities
	Ultra-Short Bond Fund	None
Chad Deakins	International Equity Fund	1-10,000
	International Equity Index Fund	None
	Large Cap Quantitative Fund	None
Brook deBoutray	Aggressive Growth Stock Fund	100,001-500,000
	Emerging Growth Stock fund	None
Vince Fioramonti	International Equity 130/30 Fund	None
Alan Gayle	Life Vision Aggressive Growth Fund	None
	Life Vision Conservative Fund	None

58

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
	Life Vision Growth and Income Fund	None
	Life Vision Moderate Growth Fund	None
	Life Vision Target Date 2015 Fund	None
	Life Vision Target Date 2025 Fund	None
	Life Vision Target Date 2035 Fund	None
George Goudelias	Seix Floating Rate High Income Fund	None
Chris Guinther	Large Cap Growth Stock Fund	100,001-500,000
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	None
James Keegan	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
Limited-Term Federal
	Mortgage Securities Fund	None
	Seix Global Strategy Fund	None
	Strategic Income Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None
Michael Kirkpatrick	Seix High Yield Fund	None
Neil Kochen	International Equity 130/30 Fund	None
	Real Estate 130/30 Fund	None
	U.S. Equity 130/30 Fund	None
Jeffrey E. Markunas	Large Cap Core Equity Fund	100,001-500,000
Michael McEachern	High Income Fund	None
	Seix Floating Rate High Income Fund	None
	Seix High Yield Fund	None
	Strategic Income Fund	None

59

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Kevin Means	Real Estate 130/30 Fund	None
	Short-Term Bond Fund	1,000-10,000
H. Rick Nelson	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
U.S. Government Securities
	Ultra-Short Bond Fund	None
Brian Nold	High Income Fund	None
	Seix High Yield Fund	None
	Strategic Income Fund	None
Joe Ransom	Select Large Cap Growth Stock Fund	None
Mills Riddick	Large Cap Value Equity Fund	101,000-500,000
Michael Rieger	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
Michael Rieger	Total Return Bond Fund	None
	U.S. Government Securities Fund	None
Michael A. Sansoterra	Large Cap Growth Stock Fund	None
	Select Large Cap Growth Stock Fund	10,001-50,000
	Small Cap Growth Stock Fund	None
Ron Schwartz	High Grade Municipal Bond Fund	None
	Investment Grade Tax-Exempt Bond Fund	None
Chad Stephens	Short-Term Bond Fund	None
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
	U.S. Government Securities Ultra-Short Bond Fund	None
Donald Townswick	U.S. Equity 130/30 Fund	None
	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None

60

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Perry Troisi	Limited-Term Federal
	Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None
Leslie Tubbs	Aggressive Growth Stock Fund	101,000-500,000
	Emerging Growth Stock Fund	10,001-50,000
Adrien Webb	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
Limited-Term Federal
	Mortgage Securities Fund	None
	Seix Global Strategy Fund	None
	Strategic Income Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None
Matthew Welden	International Equity Index Fund	1-10,000
Don Wordell	Mid-Cap Value Equity Fund	10,001-50,000
Nancy Zevenbergen	Aggressive Growth Stock Fund	100,001-500,000
	Emerging Growth Stock Fund	None
THE ADMINISTRATOR
General. Citi Fund Services Ohio, Inc. (the “Administrator”) serves as administrator of the Trust. Prior to the acquisition of the Administrator by a subsidiary of Citibank N.A. on August 1, 2007, the Administrator was known as BISYS Fund Services Ohio, Inc. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator provides administration services to other investment companies.
Master Services Agreement with the Trust. The Trust and the Administrator have entered into a master services agreement (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002; fund accounting services; transfer agency services and shareholder services.

61

The Master Services Agreement provides that it shall remain in effect until July 31, 2010 and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.
Administration Fees to be Paid to the Administrator. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the “RidgeWorth Complex”) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, (i) annual fee waivers and certain administrative services at an annual value of at least $950,000, and (ii) additional fee waivers expected to be approximately $200,000 to $300,000 annually of its administrative fees annually for the remaining term of the Master Services Agreement. The waivers described in (i) above are not applied uniformly across the Funds. In certain instances, the waivers may be applied to Funds subject to a contractual expense limitation or cap. In other instances, the waivers may be applied to non-capped Funds on a voluntary basis. The application of the Administrator’s waivers to capped Funds decreases the Adviser’s obligation to reimburse the Funds for expenses incurred in excess of the expense cap. The administrative services described in (i) above include: (a) paying for certain legal expenses for the benefit of the Funds associated with fund administration matters such as mergers and acquisitions, proxy statements, exemptive relief, contract review, and preparation of filings and prospectuses with respect to the Funds; (b) providing certain shareholder services; and (c) AccessData services. The waivers described in (ii) above are applied pro rata to reduce the expenses of each Fund in the RidgeWorth Complex. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.
For the fiscal years ended March 31, 2008, March 31, 2007, and March 31, 2006, the Funds paid the following administrative fees to the Administrator:

	Fees Paid (in thousands) ($)			Fees Waived (in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund	93	79	28	4	2	7
Emerging Growth Stock Fund	34	21	8	2	9	2
Georgia Tax-Exempt Bond Fund	44	36	31	14	1	2
High Grade Municipal Bond Fund	46	44	49	2	12	0

62

	Fees Paid (in thousands) ($)						Fees Waived (in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
High Income Fund	31		18		22		8		8		14
Institutional Cash Management Money Market Fund	1,001		855		786		190		32		15
Institutional Municipal Cash Reserve Money Market Fund	21		22		14		11		8		14
Institutional U.S. Government Securities Money Market Fund	340		231		241		8		9		3
Institutional U.S. Treasury Securities Money Market Fund	635		724		721		46		16		16
Intermediate Bond Fund	156		20		18		23		2		3
International Equity 130/30 Fund	12	*		**		**	0	*		**		**
International Equity Fund	367		270		181		13		7		68
International Equity Index Fund	406		223		164		11		17		59

63

	Fees Paid (in thousands) ($)			Fees Waived (in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
Investment Grade Bond Fund	128	114	153	4	3	16
Investment Grade Tax-Exempt Bond Fund	144	91	85	5	2	1
Large Cap Core Equity Fund	447	409	353	17	9	23
Large Cap Growth Stock Fund	274	337	419	83	7	16
Large Cap Quantitative Equity Fund	77	82	43	3	2	0
Large Cap Value Equity Fund	307	232	237	12	6	44
Life Vision Aggressive Growth Fund	16	16	14	3	0	5
Life Vision Conservative Fund	4	2	2	3	1	2
Life Vision Growth and Income Fund	38	34	30	1	1	7
Life Vision Moderate Growth Fund	73	48	43	5	1	8
Life Vision Target Date 2015 Fund	1	0	0	1	0	0
Life Vision Target Date 2025 Fund	2	1	0	1	0	0
Life Vision Target Date 2035 Fund	1	0	0	0	0	0
Limited Duration Fund	17	18	24	0	0	0

64

	Fees Paid (in thousands) ($)						Fees Waived (in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Limited-Term Federal Mortgage Securities Fund	47		104		103		2		3		15
Maryland Municipal Bond Fund	12		10		11		0		0		2
Mid-Cap Core Equity Fund	90		102		82		3		2		32
Mid-Cap Value Equity Fund	87		67		57		6		2		15
North Carolina Tax-Exempt Bond Fund	12		11		11		0		0		0
Prime Quality Money Market Fund	2,520		2,020		1,545		106		52		175
Real Estate 130/30 Fund	1	*		**		**	0	*		**		**
Seix Floating Rate High Income Fund	197		104		2		7		17		2
Seix Global Strategy Fund		**		**		**		**		**		**
Seix High Yield Fund	279		312		327		18		7		0
Select Large Cap Growth Stock Fund	53		26		39		7		6		24
Short-Term Bond Fund	108		90		79		4		2		11

65

	Fees Paid (in thousands) ($)						Fees Waived (in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Short-Term U.S. Treasury Securities Fund	23		18		25		8		0		15
Small Cap Growth Stock Fund	213		344		348		63		45		69
Small Cap Value Equity Fund	182		189		201		7		4		12
Strategic Income Fund	39		45		80		13		12		7
Tax Exempt Money Market Fund	526		475		446		21		10		0
Total Return Bond Fund	183		138		102		7		3		0
U.S. Equity 130/30 Fund	2	*		**		**	0	*		**		**
U.S. Government Securities Fund	152		117		95		6		3		9
U.S. Government Securities Money Market Fund	305		192		192		13		5		9
U.S. Government Securities Ultra-Short Bond Fund	16		9		15		8		5		10
U.S. Treasury Money Market Fund	286		352		387		34		7		6

66

	Fees Paid (in thousands) ($)			Fees Waived (in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
Ultra-Short Bond Fund	33	40	59	28	6	8
Virginia Intermediate Municipal Bond Fund	59	52	47	5	11	10
Virginia Tax Free Money Market Fund	186	141	131	7	3	0

*	With respect to the 130/30 Funds, represents fees earned and waived during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

THE DISTRIBUTOR
The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 10 High Street, Suite 302, Boston, Massachusetts 02110. Prior to its acquisition by Foreside Distributors, LLC on August 1, 2007, the Distributor was known as BISYS Fund Services Limited Partnership. Under the terms of the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives an annual fee of $37,500 for the services it performs pursuant to the Distribution Agreement. In addition, the A Shares of the Funds have a distribution and service plan (the “A Shares Plan”), the B Shares of the Funds have a distribution and service plan (the “B Shares Plan”), and the C Shares of the Funds have a distribution and service plan (the “C Shares Plan”).
The continuance of a distribution agreement must be specifically approved at least annually (i) by the vote of the trustees or by a vote of the shareholders of the funds and (ii) by the vote of a majority of the trustees who are not parties to such distribution agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. A distribution agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the trustees, the distributor, or, with respect to any fund, by a majority of the outstanding shares of that fund, upon 60 days written notice by either party. The Distributor has no obligation to sell any specific quantity of Fund shares.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

67

	Aggregate Sales Charge Payable to Distributor						Amount Retained by Distributor
	(in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Aggressive Growth Stock Fund	1		0		1		0		0		0
Emerging Growth Stock Fund	0		1		0		0		0		0
Georgia Tax-Exempt Bond Fund	0		0		0		0		0		0
High Grade Municipal Bond Fund	0		0		2		0		0		0
High Income Fund	10		1		3		0		0		0
Intermediate Bond Fund	0		0		0		0		0		0
International Equity 130/30 Fund	0	*		**		**	0	*		**		**
International Equity Fund	2		9		5		0		0		0
International Equity Index Fund	10		5		5		0		0		0
Investment Grade Bond Fund	1		0		3		0		0		0
Investment Grade Tax-Exempt Bond Fund	0		0		8		0		0		0
Large Cap Core Equity Fund	6		8		15		0		0		0
Large Cap Growth Stock Fund	9		17		20		0		0		0
Large Cap Quantitative Equity Fund	0		1		5		0		0		0
Large Cap Value Equity Fund	11		11		18		0		0		0
Life Vision Aggressive Growth Fund	4		6		14		0		0		0
Life Vision Conservative Fund	1		1		7		0		0		0

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	Aggregate Sales Charge Payable to Distributor						Amount Retained by Distributor
	(in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Life Vision Growth and Income Fund	24		41		71		0		0		0
Life Vision Moderate Growth Fund	21		27		54		0		0		0
Life Vision Target Date 2015 Fund	0		0		0		0		0		0
Life Vision Target Date 2025 Fund	0		1		0		0		0		0
Life Vision Target Date 2035 Fund	1		0		0		0		0		0
Limited-Term Federal Mortgage Securities Fund	0		0		2		0		0		0
Maryland Municipal Bond Fund	0		0		5		0		0		0
Mid-Cap Core Equity Fund	2		2		7		0		0		0
Mid-Cap Value Equity Fund	8		4		5		0		0		0
North Carolina Tax-Exempt Bond Fund	0		0		0		0		0		0
Prime Quality Money Market Fund	0		0		0		0		0		0
Real Estate 130/30 Fund	0	*		**		**	0	*		**		**
Seix Floating Rate High Income Fund	31		11		0		0		0		0

69

	Aggregate Sales Charge Payable to Distributor						Amount Retained by Distributor
	(in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Seix Global Strategy Fund		**		**		**		**		**		**
Seix High Yield Fund	1		6		25		0		0		0
Select Large Cap Growth Stock Fund	0		0		0		0		0		0
Short-Term Bond Fund	0		0		3		0		0		0
Short-Term U.S. Treasury Securities Fund	0		0		0		0		0		0
Small Cap Growth Stock Fund	4		9		37		0		0		0
Small Cap Value Equity Fund	0		0		2		0		0		0
Strategic Income Fund	0		0		7		0		0		0
Tax-Exempt Money Market Fund	0		0		0		0		0		0
Total Return Bond Fund	0		0		0		0		0		0
U.S. Equity 130/30 Fund	0	*		**		**	0	*		**		**
U.S. Government Securities Fund	0		0		0		0		0		0
U.S. Government Securities Money Market Fund	0		0		0		0		0		0

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	Aggregate Sales Charge Payable to Distributor			Amount Retained by Distributor
	(in thousands) ($)			(in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
U.S. Treasury Money Market Fund	0	0	0	0	0	0
Virginia Intermediate Municipal Bond Fund	9	1	0	0	0	0
Virginia Tax Free Money Market Fund	0	0	0	0	0	0

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

71

			More than
		More than	$100,000		More than
	Less	$50,000 but	but less	More than	$500,000 but
	than	less than	than	$250,000 but less	less than	$1,000,000
Fund	$50,000	$100,000	$250,000	than $500,000	$1,000,000	and over*
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund	5.75%	4.75%	3.75%	2.50%	2.00%	0.00%
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund

72

			More than
		More than	$100,000		More than
	Less	$50,000 but	but less	More than	$500,000 but
	than	less than	than	$250,000 but less	less than	$1,000,000
Fund	$50,000	$100,000	$250,000	than $500,000	$1,000,000	and over*
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund	4.75%	4.50%	3.50%	2.50%	2.00%	0.00%
Life Vision Conservative Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Global Strategy Fund
Seix High Yield Fund
Strategic Income Fund

73

			More than
		More than	$100,000		More than
	Less	$50,000 but	but less	More than	$500,000 but
	than	less than	than	$250,000 but less	less than	$1,000,000
Fund	$50,000	$100,000	$250,000	than $500,000	$1,000,000	and over*
Total Return Bond Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Limited-Term Federal Mortgage Securities Fund	2.50%	2.25%	2.00%	1.75%	1.50%	0.00%
Seix Floating Rate High Income Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund

*	While investments of more than $1,000,000 are not subject to a front-end sales charge, the Distributor may pay Dealers commissions ranging from 0.25% to 1.00% on such purchases. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	1.00%
$3,000,000 – $49,999,999	0.50%
$50,000,000 and above	0.25%
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the B Shares:

74

	Aggregate Sales Charge Payable to			Amount Retained by Distributor
	Distributor (in thousands) ($)			(in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
Life Vision Aggressive Growth Fund	0	0	12	0	0	0
Life Vision Conservative Fund	0	0	5	0	0	0
Life Vision Growth and Income Fund	0	0	46	0	0	0
Life Vision Moderate Growth Fund	0	0	23	0	0	0
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

	Aggregate Sales Charge						Amount Retained by Distributor
	Payable to Distributor (in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Aggressive Growth Stock Fund	0		1		1		0		0		0
Emerging Growth Stock Fund	0		0		0		0		0		0
Georgia Tax-Exempt Bond Fund	0		0		2		0		0		0
High Grade Municipal Bond Fund	0		0		0		0		0		0
High Income Fund	5		6		3		0		0		0
Intermediate Bond Fund	0		0		1		0		0		0
International Equity 130/30 Fund	0	*		**		**	0	*		**		**

75

	Aggregate Sales Charge Payable to			Amount Retained by Distributor
	Distributor (in thousands) ($)			(in thousands) ($)
Fund	2008	2007	2006	2008	2007	2006
International Equity Fund	1	2	2	0	0	0
International Equity Index Fund	4	2	1	0	0	0
Investment Grade Bond Fund	1	1	3	0	0	0
Investment Grade Tax-Exempt Bond Fund	0	0	1	0	0	0
Large Cap Core Equity Fund	8	11	10	0	0	0
Large Cap Growth Stock Fund	4	4	5	0	0	0
Large Cap Quantitative Equity Fund	0	1	2	0	0	0
Large Cap Value Equity Fund	4	4	3	0	0	0
Life Vision Aggressive Growth Fund	2	4	4	0	0	0
Life Vision Conservative Fund	2	2	2	0	0	0

76

	Aggregate Sales Charge Payable to						Amount Retained by Distributor
	Distributor (in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Life Vision Growth and Income Fund	9		21		12		0		0		0
Life Vision Moderate Growth Fund	6		6		4		0		0		0
Life Vision Target Date 2015 Fund	0		0		0		0		0		0
Life Vision Target Date 2025 Fund	0		0		0		0		0		0
Life Vision Target Date 2035 Fund	0		0		0		0		0		0
Limited-Term Federal Mortgage Securities Fund	0		0		0		0		0		0
Maryland Municipal Bond Fund	0		0		0		0		0		0
Mid-Cap Core Equity Fund	1		2		4		0		0		0
Mid-Cap Value Equity Fund	2		3		1		0		0		0
North Carolina Tax-Exempt Bond Fund	0		0		0		0		0		0
Prime Quality Money Market Fund	0		0		0		0		0		0
Real Estate 130/30 Fund	0	*		**		**	0	*		**		**

77

	Aggregate Sales Charge Payable to						Amount Retained by Distributor
	Distributor (in thousands) ($)						(in thousands) ($)
Fund	2008		2007		2006		2008		2007		2006
Seix Floating Rate High Income	3			**		**	0			**		**
Seix Global Strategy Fund		**		**		**		**		**		**
Seix High Yield Fund	2		3		15		0		0		0
Select Large Cap Growth Stock Fund	2		3		3		0		0		0
Short-Term Bond Fund	0		0		0		0		0		0
Short-Term U.S. Treasury Securities Fund	2		1		1		0		0		0
Small Cap Growth Stock Fund	1		7		10		0		0		0
Small Cap Value Equity Fund	2		3		4		0		0		0
Strategic Income Fund	2		2		2		0		0		0
Total Return Bond Fund	0		0		0		0		0		0
U.S. Equity 130/30 Fund	1	*		**		**	0	*		**		**
U.S. Government Securities Fund Fund	0		0		0		0		0		0
Virginia Intermediate Municipal Bond Fund	0		0		0		0		0		0

78

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

A Shares, B Shares and C Shares Distribution Plans
The Distribution Agreement and the A Shares Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of shares of each Fund and (b) the shareholders servicing of A Shares of each Fund. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

		Maximum Amount of
		A Shares Plan
	Maximum	Distribution and
	A Shares Plan	Service Fee Payable
	Distribution and Service	for Shareholder
Fund	Fee	Services*
Aggressive Growth Stock Fund	0.35%	0.25%
Emerging Growth Stock Fund	0.35%	0.25%
Georgia Tax-Exempt Bond Fund	0.18%	0.15%
High Grade Municipal Bond Fund	0.18%	0.15%
High Income Fund	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%
International Equity 130/30 Fund	0.35%	0.25%
International Equity Fund	0.33%	0.25%
International Equity Index Fund	0.35%	0.25%
Investment Grade Bond Fund	0.35%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.25%
Large Cap Core Equity Fund	0.25%	0.25%
Large Cap Growth Stock Fund	0.35%	0.25%

79

		Maximum Amount of
		A Shares Plan
	Maximum	Distribution and
	A Shares Plan	Service Fee Payable
	Distribution and Service	for Shareholder
Fund	Fee	Services*
Large Cap Quantitative Equity Fund	0.25%	0.25%
Large Cap Value Equity Fund	0.33%	0.25%
Life Vision Aggressive Growth Fund	0.35%	0.25%
Life Vision Conservative Fund	0.35%	0.25%
Life Vision Growth and Income Fund	0.35%	0.25%
Life Vision Moderate Growth Fund	0.35%	0.25%
Life Vision Target Date 2015 Fund	0.35%	0.25%
Life Vision Target Date 2025 Fund	0.35%	0.25%
Life Vision Target Date 2035 Fund	0.35%	0.25%
Limited-Term Federal Mortgage Securities Fund	0.23%	0.15%
Maryland Municipal Bond Fund	0.15%	0.15%
Mid-Cap Core Equity Fund	0.35%	0.25%
Mid-Cap Value Equity Fund	0.35%	0.25%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Prime Quality Money Market Fund	0.20%	0.15%
Real Estate 130/30 Fund	0.35%	0.25%
Seix Floating Rate High Income Fund	0.35%	0.25%
Seix Global Strategy Fund	0.35%	0.25%
Seix High Yield Fund	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.35%	0.25%
Short-Term Bond Fund	0.23%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.15%
Small Cap Growth Stock Fund	0.35%	0.25%

80

		Maximum Amount of
		A Shares Plan
	Maximum	Distribution and
	A Shares Plan	Service Fee Payable
	Distribution and Service	for Shareholder
Fund	Fee	Services*
Small Cap Value Equity Fund	0.33%	0.25%
Strategic Income Fund	0.35%	0.25%
Tax-Exempt Money Market Fund	0.15%	0.15%
Total Return Bond Fund	0.25%	0.25%
U.S. Equity 130/30 Fund	0.35%	0.25%
U.S. Government Securities Fund	0.35%	0.25%
U.S. Government Securities Money Market Fund	0.17%	0.15%
U.S. Treasury Money Market Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.20%	0.15%

*	Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.
The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Shares Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

		Maximum Amount of
		A Shares Plan
		Distribution and
	Current A Shares Plan	Service Fee Allocated
	Distribution and Service	for Shareholder
Fund	Fee	Services
Aggressive Growth Stock Fund	0.30%	0.25%
Emerging Growth Stock Fund	0.30%	0.25%
Georgia Tax-Exempt Bond F Fund und	0.15%	0.15%

81

		Maximum Amount of
		A Shares Plan
		Distribution and
	Current A Shares Plan	Service Fee Allocated
	Distribution and Service	for Shareholder
Fund	Fee	Services
High Grade Municipal Bond	0.15%	0.15%
High Income Fund	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%
International Equity 130/30 Fund	0.30%	0.25%
International Equity Fund	0.30%	0.25%
International Equity Index Fund	0.30%	0.25%
Investment Grade Bond Fund	0.30%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.30%	0.25%
Large Cap Core Equity Fund	0.25%	0.25%
Large Cap Growth Stock Fund	0.30%	0.25%
Large Cap Quantitative Equity Fund	0.25%	0.25%
Large Cap Value Equity Fund	0.30%	0.25%
Life Vision Aggressive Growth Fund	0.30%	0.25%
Life Vision Conservative Fund	0.30%	0.25%
Life Vision Growth and Income Fund	0.30%	0.25%
Life Vision Moderate Growth Fund	0.30%	0.25%
Life Vision Target Date 2015 Fund	0.30%	0.25%
Life Vision Target Date 2025 Fund	0.30%	0.25%
Life Vision Target Date 2035 Fund	0.30%	0.25%
Limited-Term Federal Mortgage Securities Fund	0.20%	0.15%
Maryland Municipal Bond Fund	0.15%	0.15%
Mid-Cap Core Equity Fund	0.30%	0.25%
Mid-Cap Value Equity Fund	0.30%	0.25%

82

		Maximum Amount of
		A Shares Plan
		Distribution and
	Current A Shares Plan	Service Fee Allocated
	Distribution and Service	for Shareholder
Fund	Fee	Services
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Prime Quality Money Market Fund	0.15%	0.15%
Real Estate 130/30 Fund	0.30%	0.25%
Seix Floating Rate High Income Fund	0.30%	0.25%
Seix Global Strategy Fund	0.30%	0.25%
Seix High Yield Fund	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.30%	0.25%
Short-Term Bond Fund	0.20%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.15%
Small Cap Growth Stock Fund	0.30%	0.25%
Small Cap Value Equity Fund	0.30%	0.25%
Strategic Income Fund	0.30%	0.25%
Tax-Exempt Money Market Fund	0.15%	0.15%
Total Return Bond Fund	0.25%	0.25%
U.S. Equity 130/30 Fund	0.30%	0.25%
U.S. Government Securities Fund	0.30%	0.25%
U.S. Government Securities Money Market Fund	0.15%	0.15%
U.S. Treasury Money Market Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.15%	0.15%

83

In addition, the Distribution Agreement, the B Shares Plan and the C Shares Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund (except the Prime Quality Money Market Fund) will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to B Shares or C Shares shareholders or their customers who beneficially own B Shares or C Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments. The maximum distribution fee for C Shares of the Prime Quality Money Market Fund is 0.25% of the average daily net assets of that Fund’s C Shares.
Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.
The Trust has adopted the A Shares Plan, the B Shares Plan and the C Shares Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Shares Plan, the B Shares Plan and the C Shares Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Shares Plan, the B Shares Plan and the C Shares Plan require that quarterly written reports of amounts spent under the A Shares Plan, the B Shares Plan and the C Shares Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Shares Plan, the B Shares Plan and the C Shares Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.
There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Shares Plan and the C Shares Plan, B Shares and C Shares are subject to an ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its B Shares or C Shares.
The following amounts paid to the Distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan during the fiscal year ended March 31, 2008 were used as set forth below:

		Printing and
		Mailing of				Interest
		Prospectuses				Carrying
		to Other Than	Compensation	Compensation	Compensation	or Other	Other
		Current	to	to	to Sales	Financing	Marketing
Fund Name	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges	Expenses
Aggressive Growth Stock Fund	4,261.77	1,780.35		26,760.00			4,534.15
Emerging Growth Stock Fund	1,591.26	664.75		2,760.85			1,692.97
Georgia Tax-Exempt Bond Fund	1,996.63	834.10		52,500.80			2,124.25
High Grade Municipal Bond Fund	2,135.97	892.31		48,034.43			2,272.50
High Income Fund	786.70	328.64		197,841.47			836.98
Institutional Cash Management Money Market Fund	47,999.32	20,051.77		—			51,067.31
Institutional Municipal Cash Reserve Money Market Fund	877.70	366.66		—			933.81
Institutional U.S. Government Securities Money Market Fund	16,530.63	6,905.69		—			17,587.22
Institutional U.S. Treasury Securities Money Market Fund	30,871.22	12,896.49		—			32,844.42
Intermediate Bond Fund	6,721.81	2,808.05		1,583.92			7,151.45
International Equity 130/30 Fund	54.11	22.60		—			57.57
International Equity Fund	14,752.62	6,162.93		100,416.14			15,695.57
International Equity Index Fund	13,075.67	5,462.38		61,983.05			13,911.43
Investment Grade Bond Fund	4,852.60	2,027.18		103,941.57			5,162.76
Investment Grade Tax-Exempt Bond Fund	6,214.90	2,596.28		76,986.76			6,612.14
Large Cap Core Equity Fund	19,530.96	8,159.08		610,443.03			20,779.32
Large Cap Growth Stock Fund	10,674.20	4,459.16		468,733.16			11,356.46
Large Cap Quantitative Equity Fund	3,447.36	1,440.14		12,122.54			3,667.71
Large Cap Value Equity Fund	13,352.96	5,578.21		426,241.37			14,206.44
Life Vision Aggressive Growth Fund	608.61	254.25		61,876.98			647.51
Life Vision Conservative Fund	127.24	53.15		42,787.91			135.37
Life Vision Growth and Income Fund	1,473.26	615.46		183,896.27			1,567.43
Life Vision Moderate Growth Fund	2,697.90	1,127.05		346,353.87			2,870.35
Life Vision Target Date 2015 Fund	34.16	14.27		29.45			36.34
Life Vision Target Date 2025 Fund	69.10	28.87		123.27			73.52
Life Vision Target Date 2035 Fund	25.95	10.84		42.96			27.61
Limited Duration Fund	543.09	226.87		—			577.80
Limited-Term Federal Mortgage Securities Fund	1,891.20	790.05		101,998.97			2,012.08
Maryland Municipal Bond Fund	483.83	202.12		48,560.59			514.76
Mid-Cap Core Equity Fund	3,649.08	1,524.41		103,968.26			3,882.32
Mid-Cap Value Equity Fund	3,685.11	1,539.46		57,542.67			3,920.65
North Carolina Tax-Exempt Bond Fund	522.32	218.20		1,231.17			555.70
Prime Quality Money Market Fund	123,775.78	51,707.48		9,588,445.74			131,687.19
Real Estate 130/30 Fund	58.41	24.40		—			62.15
Seix Floating Rate High Income Fund	8,284.57	3,460.89		47,581.92			8,814.10
Seix Global Strategy Fund	—	—		—			—
Seix High Yield Fund	10,665.99	4,455.73		102,877.53			11,347.74
Select Large Cap Growth Stock Fund	1,586.95	662.95		237,654.95			1,688.39
Short-Term Bond Fund	4,611.19	1,926.33		36,261.52			4,905.93
Short-Term U.S. Treasury Securities Fund	870.16	363.51		79,594.10			925.78
Small Cap Growth Stock Fund	8,365.31	3,494.62		207,527.51			8,899.99
Small Cap Quantitative Equity Fund	—	—		98.41			—
Small Cap Value Equity Fund	7,853.78	3,280.92		94,561.43			8,355.77
Strategic Income Fund	1,274.94	532.61		228,594.85			1,356.43
Tax Exempt Money Market Fund	24,429.12	10,205.29		957,077.03			25,990.56
Total Return Bond Fund	7,625.84	3,185.70		762.55			8,113.26
U.S. Equity 130/30 Fund	55.40	23.14		—			58.94
U.S. Government Securities Fund	6,940.85	2,899.55		43,974.99			7,384.49
U.S. Government Securities Money Market Fund	14,835.74	6,197.65		425,727.68			15,784.00
U.S. Government Securities Ultra-Short Bond Fund	527.77	220.48		—			561.51
U.S. Treasury Money Market Fund	13,872.66	5,795.32		79,921.26			14,759.37
Ultra-Short Bond Fund	1,023.55	427.59		—			1,088.97
Virginia Intermediate Municipal Bond Fund	2,635.70	1,101.07		39,860.04			2,804.17
Virginia Tax Free Money Market Fund	8,371.50	3,497.20		607,330.00			8,906.58

For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Shares Plan:

Amount Paid
(in thousands)
Fund	($)
Aggressive Growth Stock Fund	3
Emerging Growth Stock Fund	2
Georgia Tax-Exempt Bond Fund	7
High Grade Municipal Bond Fund	4
High Income Fund	2
Intermediate Bond Fund	2
International Equity 130/30 Fund	0 *
International Equity Fund	45
International Equity Index Fund	19
Investment Grade Bond Fund	46
Investment Grade Tax-Exempt Bond Fund	33
Large Cap Core Equity Fund	113
Large Cap Growth Stock Fund	234
Large Cap Quantitative Equity Fund	3
Large Cap Value Equity Fund	178
Life Vision Aggressive Growth Fund	10
Life Vision Conservative Fund	2
Life Vision Growth and Income Fund	18
Life Vision Moderate Growth Fund	31
Life Vision Target Date 2015 Fund	0
Life Vision Target Date 2025 Fund	0
Life Vision Target Date 2035 Fund	0
Limited-Term Federal Mortgage Securities Fund	6
Maryland Municipal Bond Fund	0

85

	Amount Paid
	(in thousands)
Fund	($)
Mid-Cap Core Equity Fund	32
Mid-Cap Value Equity Fund	16
North Carolina Tax-Exempt Bond Fund	1
Prime Quality Money Market Fund	9,679
Real Estate 130/30 Fund	0	*
Seix Floating Rate High Income Fund	27
Seix Global Strategy Fund		**
Seix High Yield Fund	64
Select Large Cap Growth Stock Fund	2
Short-Term Bond Fund	7
Short-Term U.S. Treasury Securities Fund	7
Small Cap Growth Stock Fund	66
Small Cap Value Equity Fund	16
Strategic Income Fund	4
Tax-Exempt Money Market Fund	954
Total Return Bond Fund	1
U.S. Equity 130/30 Fund	0	*
U.S. Government Securities Fund	11
U.S. Government Securities Money Market Fund	433
U.S. Treasury Money Market Fund	88
Virginia Intermediate Municipal Bond Fund	9
Virginia Tax-Free Money Market Fund	614

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

86

**	Not in operation during the period.

For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the B Shares Plan:

Amount Paid
(in thousands)
Fund	($)
Life Vision Aggressive Growth Fund	40
Life Vision Conservative Fund	35
Life Vision Growth and Income Fund	124
Life Vision Moderate Growth Fund	93
For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the C Shares Plan:

Amount Paid
(in thousands)
Fund	($)
Aggressive Growth Stock Fund	32
Emerging Growth Stock Fund	1
Georgia Tax-Exempt Bond Fund	59
High Grade Municipal Bond Fund	58
High Income Fund	247
Intermediate Bond Fund	0
International Equity 130/30 Fund	0 *
International Equity Fund	81
International Equity Index Fund	71
Investment Grade Bond Fund	84

87

Amount Paid
(in thousands)
Fund	($)
Investment Grade Tax-Exempt Bond Fund	65
Large Cap Core Equity Fund	622
Large Cap Growth Stock Fund	346
Large Cap Quantitative Equity Fund	12
Large Cap Value Equity Fund	371
Life Vision Aggressive Growth Fund	17
Life Vision Conservative Fund	8
Life Vision Growth and Income Fund	60
Life Vision Moderate Growth Fund	232
Life Vision Target Date 2015 Fund	0
Life Vision Target Date 2025 Fund	0
Life Vision Target Date 2035 Fund	0
Limited-Term Federal Mortgage Securities Fund	125
Maryland Municipal Bond Fund	63
Mid-Cap Core Equity Fund	96
Mid-Cap Value Equity Fund	55
North Carolina Tax-Exempt Bond Fund	0
Prime Quality Money Market Fund	10
Real Estate 130/30 Fund	0 *
Seix Floating Rate High Income Fund	1
Seix Global Strategy Fund	**
Seix High Yield Fund	46
Select Large Cap Growth Stock Fund	314
Short-Term Bond Fund	39

88

Amount Paid
(in thousands)
Fund	($)
Short-Term U.S. Treasury Securities Fund	96
Small Cap Growth Stock Fund	195
Small Cap Value Equity Fund	77
Strategic Income Fund	288
Tax-Exempt Money Market Fund	0
Total Return Bond Fund	0
U.S. Equity 130/30 Fund	0 *
U.S. Government Securities Fund	45
Virginia Intermediate Municipal Bond Fund	31

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.

	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment —	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
Equity Funds
Aggressive Growth Stock Fund	0.25%	1.00%	1.00%
Emerging Growth Stock Fund	0.25%	1.00%	1.00%
International Equity 130/30 Fund	0.25%	1.00%	1.00%
International Equity Fund	0.25%	1.00%	1.00%

89

	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment —	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
International Equity Index Fund	0.25%	1.00%	1.00%
Large Cap Core Equity Fund	0.25%	1.00%	1.00%
Large Cap Growth Stock Fund	0.25%	1.00%	1.00%
Large Cap Quantitative Equity Fund	0.25%	1.00%	1.00%
Large Cap Value Equity Fund	0.25%	1.00%	1.00%
Life Vision Aggressive Growth Fund	0.25%	1.00%	1.00%
Life Vision Conservative Fund	0.25%	1.00%	1.00%
Life Vision Growth and Income Fund	0.25%	1.00%	1.00%
Life Vision Moderate Growth Fund	0.25%	1.00%	1.00%
Life Vision Target Date 2015 Fund	0.25%	N/A	N/A
Life Vision Target Date 2025 Fund	0.25%	N/A	N/A
Life Vision Target Date 2035 Fund	0.25%	N/A	N/A
Mid-Cap Core Equity Fund	0.25%	1.00%	1.00%
Mid-Cap Value Equity Fund	0.25%	1.00%	1.00%
Real Estate 130/30 Fund	0.25%	1.00%	1.00%
Select Large Cap Growth Stock Fund	0.25%	1.00%	1.00%
Small Cap Growth Stock Fund	0.25%	1.00%	1.00%
Small Cap Value Equity Fund	0.25%	1.00%	1.00%
U.S. Equity 130/30 Fund	0.25%	1.00%	1.00%

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	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment —	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
Fixed Income Funds
Georgia Tax-Exempt Bond Fund	0.15%	1.00%	1.00%
High Grade Municipal Bond Fund	0.15%	1.00%	1.00%
High Income Fund	0.25%	1.00%	1.00%
Intermediate Bond Fund	0.25%	1.00%	1.00%
Investment Grade Bond Fund	0.25%	1.00%	1.00%
Investment Grade Tax-Exempt Bond Fund	0.25%	1.00%	1.00%
Limited Term Federal Mortgage Securities Fund	0.15%	1.00%	1.00%
Maryland Municipal Bond Fund	0.15%	1.00%	1.00%
North Carolina Tax-Exempt Bond Fund	0.15%	1.00%	1.00%
Seix Floating Rate High Income Fund	0.25%	1.00%	1.00%
Seix Global Strategy Fund	0.25%	1.00%	1.00%
Seix High Yield Fund	0.25%	1.00%	1.00%
Short Term Bond Fund	0.15%	1.00%	1.00%
Short-Term U.S. Treasury Securities Fund	0.15%	1.00%	1.00%
Strategic Income Fund	0.25%	1.00%	1.00%
Total Return Bond Fund	0.25%	1.00%	1.00%
U.S. Government Securities Fund	0.25%	1.00%	1.00%
U.S. Government Securities Ultra-Short Bond Fund	N/A	1.00%	1.00%

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	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment —	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
Virginia Intermediate Municipal Bond Fund	0.15%	1.00%	1.00%
Money Market Fund
Prime Quality Money Market Fund	0.15%	N/A	0.25%

*	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).

**	The C Shares Contingent Deferred Sales Charge (“CDSC”) will be waived for certain retirement plan providers (“Intermediary”) with whom the Trust has entered into an administrative arrangement under which the Intermediary agrees to provide certain recordkeeping or administrative services. Under such arrangements, the Trust will not pay an upfront commission. Rather, the Trust shall pay (or cause to be paid) asset-based compensation to the Intermediary of up to 1.00% annually of the average daily net assets of the plan assets invested in C Shares of the Funds (of which 0.25% consists of the Distribution Plan service fee).

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%. The Distributor uses fees it has received from both the distribution plan and from contingent deferred sales charges to make these upfront payments to broker-dealers.  If, for any reason, there are insufficient fees available to the Distributor from the distribution plan and the contingent deferred sales charges, to make these payments, the Adviser will provide the Distributor with funds that can, in turn, be used by the Distributor to make these upfront payments to broker-dealers.
Participation Payment Program. The Adviser, the Subadvisers and their affiliates may make payments to certain intermediaries for marketing support services, including business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. The Adviser, the Subadvisers and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary. As of August 1, 2008, no intermediaries are currently receiving participation payment program payments.

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Shareholder Servicing Plans. The Trust has adopted a shareholder service plan for the Institutional U.S. Treasury Securities Money Market Fund’s Corporate Trust Shares (the “Service Plan”). Under the Service Plan, the Institutional U.S. Treasury Securities Money Market Fund will pay financial intermediaries (“Intermediaries”) a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Institutional U.S. Treasury Securities Money Market Fund paid the following amount pursuant to the Service Plan:

Fees — Amount Paid
(in thousands)($)			Fees — Amount Waived($)
2008	2007	2006	2008	2007	2006
3,362	5,159	4,603	16	0	0
THE TRANSFER AGENT
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.
THE CUSTODIAN
SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity Fund, the International Equity Index Fund, the International Equity 130/30 Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund, the Strategic IncomeFund, the U.S. Equity 130/30 Fund and the Institutional Cash Management Money Market Fund. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds. The custodian is responsible for the safekeeping of the assets of the Funds.
Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity 130/30 Fund, the International Equity Fund, the International Equity Index Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund, the Strategic Income, the U.S. Equity 130/30 Fund and the Institutional Cash Management Money Market Fund. The custodian is responsible for the safekeeping of the assets of the Funds.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 100 East Broad Street, Columbus, OH 43215, serves as the Trust’s independent registered public accounting firm.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.
TRUSTEES AND OFFICERS OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.
Members of the Board. Set forth below are the names, business addresses, states of residence, ages, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the RidgeWorth Variable Trust which is comprised of five series. None of the Trustees of the Trust are considered “interested persons” as that term is defined in the 1940 Act.

Number of
Portfolios in
		Term of		the
	Position	Office and		RidgeWorth
Name, Business	Held	Length of		Complex
Address, State of	With the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Residence, Age	Trust	Served	During the Past 5 Years	Trustees	Held By Trustee
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 58	Trustee	Indefinite; since January 2007	Chief Operating Officer (Cedar Brook Financial Partners LLC) (March 2008-present). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	57	None

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				Number of
				Portfolios in
		Term of		the
	Position	Office and		RidgeWorth
Name, Business	Held	Length of		Complex
Address, State of	With the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Residence, Age	Trust	Served	During the Past 5 Years	Trustees	Held By Trustee
George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 65	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	57	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 59	Trustee	Indefinite; since November 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	57	Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	57	WellPoint, Inc; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 50	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999 — 2007), The Coca-Cola Company	57	None

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Number of
Portfolios in
		Term of		the
	Position	Office and		RidgeWorth
Name, Business	Held	Length of		Complex
Address, State of	With the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Residence, Age	Trust	Served	During the Past 5 Years	Trustees	Held By Trustee
Clarence H. Ridley* 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 66	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	57	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 73	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	57	None

*	Prior to May 12, 2008, Mr. Ridley was deemed to be an “interested person” of the Trust.

Board Committees. The Board has established the following committees:
•	Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s

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management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Biggar, Harris and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice in the most recently completed fiscal year.

•	Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Guynn, Harris, Jobe and Ridley currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

•	Valuation Committee. The Board has established the Trust’s Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust’s service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee’s determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met 44 times during the most recently completed fiscal year.
Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance

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with Rule 16a-1(a)(2) under the 1934 Act. The “Family of Investment Companies” referenced in the table consists of the Trust and the RidgeWorth Variable Trust.

Aggregate Dollar
Range of Shares in All
Investment Companies
Overseen By Trustee in
Family of Investment
Trustee	Dollar Range of Fund Shares	Companies
Jeffrey M. Biggar	Life Vision Aggressive Growth Fund	Over $100,000
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
George C. Guynn*	None	None
Sidney E. Harris	Emerging Growth Stock Fund	Over $100,000
Georgia Tax-Exempt Bond Fund
International Equity Fund
Investment Grade Tax-Exempt Bond Fund
Warren Jobe	Prime Quality Money Market Fund	Over $100,000
Prime Quality Money Market Fund
Small Cap Growth Stock Fund
Connie D. McDaniel	Large Cap Core Equity Fund	Over $100,000
Mid-Cap Core Equity Fund
Prime Quality Money Market Fund
Small Cap Growth Stock Fund
Clarence H. Ridley*	Institutional Cash Management Money Market Fund	$50,001-$100,000
Small Cap Value Equity Fund
Tax-Exempt Money Market Fund
Charles D. Winslow	Aggressive Growth Stock Fund	$50,001-$100,000
Large Cap Growth Stock Fund
Large Cap Value Equity Fund
Small Cap Growth Stock Fund

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*	Mr. Guynn became a Trustee on January 30, 2008. Prior to May 12, 2008 Mr. Ridley was deemed to be an “interested person” of the Trust.

As of June 30, 2008, Messrs. Paparelli and Ridley owned 1.14% of the A Shares of the Large Cap Quantitative Equity Fund and the Small Cap Value Equity Fund, respectively. With respect to the C Shares and I Shares of those Funds and with respect to the remaining Funds, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of each class of each Fund.
Board Compensation. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2008. The “Fund Complex” referenced in the table consists of the Trust and the RidgeWorth Variable Trust.

		Pension or
		Retirement
		Benefits	Estimated
	Aggregate	Accrued as Part	Annual Benefits	Total Compensation From
	Compensation	of Fund	Upon	the Trust and Fund
Name of Trustee	from the Trust ($)[1]	Expenses	Retirement	Complex ($)
Jeffrey M. Biggar	114,642	N/A	N/A	115,000
F. Wendell Gooch[2]	89,700	N/A	N/A	90,000
George C. Guynn[2]	25,437	N/A	N/A	25,500
Sidney E. Harris	147,786	N/A	N/A	148,250
Warren Y. Jobe	113,146	N/A	N/A	113,500
Connie McDaniel	108,169	N/A	N/A	108,500
Clarence H. Ridley[3]	108,660	N/A	N/A	109,000
James O. Robbins[2]	50,319	N/A	N/A	50,500
Charles D. Winslow	114,642	N/A	N/A	115,000

[1]	Amounts include payments deferred by Trustees for the fiscal year ended March 31, 2008. The total amount of deferred compensation (including interest) accrued for the Trustees is as follows: Biggar ($98,876) and Harris ($49,112).

[2]	Mr. Guynn became a Trustee on January 30, 2008, Mr. Robbins is deceased and Mr. Gooch retired as a Trustee on December 31, 2007.

[3]	Prior to May 12, 2008 Mr. Ridley was deemed to be an “interested person” of the Trust.

Deferred Compensation Plan. A Deferred Compensation Plan designed to comply with section 409A of the Internal Revenue Code was in effect during the fiscal year ended March 31, 2008. Pursuant to the Deferred

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Compensation Plan, each Trustee could elect to defer receipt of between 30% to 100% of his or her aggregate annual compensation from the RidgeWorth Complex, and such amount was placed into a deferral account. Deferred amounts accumulated at an earnings rate determined by the return of one or more Funds as designated by the Trustees. Amounts deferred and accumulated earning on such amounts are unfunded and are general unsecured liabilities of the RidgeWorth Complex until paid to the Trustees. The Board terminated the Deferred Contribution Plan effective May 20, 2008.
Trust Officers. The officers of the Trust, their business addresses, their ages, and their principal occupations for the last five years are set forth below. The officers of the Trust who are employees of the Administrator may also serve as officers to one or more mutual funds for which the Administrator or its affiliates act as administratoror transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

	Position(s)	Term of Office
Name, Address	Held with	and Length
and Ages	Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Officers:

Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 35	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments. (since 2004); Relationship Manager, SEI Investments (financial services) (1994 – 2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 46	Vice President; Chief Compliance Officer	One year; since May 2008;	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 41	Vice President; Deputy Chief Compliance Officer	One year; since June 2008	Director, RidgeWorth Capital Management, Inc. (Since May, 2008); Employee of BB&T Asset Management, Inc. ( 2007 – 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

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	Position(s)	Term of Office
Name, Address	Held with	and Length
and Ages	Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 44	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Aaron J. Masek 3435 Stelzer Road Columbus, OH 43219 Age: 34	Assistant Treasurer	One year; since May 2008	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 Age: 62	Secretary and Chief Legal Officer	One year; since February 2005	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since December 2004); Director, Investors Bank & Trust Company (1999-2004)

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 Age: 43	Assistant Secretary	One year; since February 2008	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, Inc.; Employee of CitiStreet LLC (June 2004 – May 2005); Employee of Fidelity Investments (1987 – 2001).
PURCHASING AND REDEEMING SHARES
Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business. The Trust reserves the right to open the Fixed Income Funds when the principal bond markets are open for business even if the NYSE is closed. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve Bank of New York (the “Fed”) are open for settlement. The Trust reserves the right to open the Money Market Funds when the Fed is open for settlement and/or the principal bond markets are open for business even if the NYSE is closed. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’

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Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.
It is currently the Trust’s policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period. The Board of Trustees has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.
The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.
The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser and its affiliates. “Immediate Family” means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees, employees of the Adviser, and its affiliates and their respective immediate family members.
The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.
As of August 1, 2005, B Shares are not available for purchase, except through dividend or distribution reinvestments in B Shares and exchanges of B Shares of one Fund for B Shares of another Fund.
Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.
The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for

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•	your individual account(s),

•	your spouse’s account(s),

•	joint account(s) with your spouse,

•	your minor children’s trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children’s ages). A financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.
Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Growth and Income Fund

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Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2030 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund
4.75% for the following Funds:
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Life Vision Conservative Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Global Strategy Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund

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And 2.50% for the following Funds:
Limited-Term Federal Mortgage Securities Fund
Seix Floating Rate High Income Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
DETERMINATION OF NET ASSET VALUE
General Policy. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts’ Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.
Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.
Money Market Securities and other Debt Securities. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

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The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Trust’s Board of Trustees.
Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.
Investments in other investment companies are valued at their respective daily net asset values.
Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.
A Fund’s use of amortized cost and the maintenance of a Fund’s net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder’s account and to offset each shareholder’s pro rata portion of such loss or liability from the shareholder’s accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.
TAXES

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The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.
Federal Income Tax
This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986 and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company (“RIC”) under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.
If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.
With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds’ distributions are expected to be eligible for the corporate dividends received deduction.
The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund’s portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.
A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund’s expenses, and therefore expect that their receipt

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of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.
Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.
Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.
If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.
Sale, Redemption or Exchange of Fund Shares
Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.
Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

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In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
Tax-Exempt Funds
If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay “exempt interest dividends,” as defined in Section 852(b)(5) of the Code, to its shareholders.
As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder’s gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the “Alternative Minimum Tax”) imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.
Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual’s “modified adjusted gross income” (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.
A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to such users) of facilities financed by industrial development or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private

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activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.
Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.
The Funds will make annual reports to shareholders of the federal income tax status of all distributions.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
State Taxes
A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.
Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Foreign Taxes
Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If the International Equity, International Equity Index and International Equity 130/30 Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund’s total assets at the close of their respective

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taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The International Equity, International Equity Index and International Equity 130/30 Funds’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
Excess Inclusion Income of Certain Tax-Exempt Shareholders from an Investment in the Real Estate 130/30 Fund in REITs and REMIC Residual Interests.
Certain tax-exempt shareholders in the Real Estate 130/30 Fund, including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the Fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax exempt shareholder could realize UBTI by virtue of its investment in the Fund if: (i) the Fund invests in a residual interest in a real estate mortgage investment conduit (REMIC) or in REITs that hold a REMIC residual interest (income that is attributable to these residual interests is referred to in the Internal Revenue Code as an “excess inclusion income”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax exempt shareholder within the meaning of Internal Revenue Code Section 514(b). In addition, if a REIT, that issues debt securities with more than one maturity, owns a “taxable mortgage pool” within the meaning of Internal Revenue Code Section 7701(i) as a portion of the REIT’s assets, or as a REIT subsidiary, then a portion of the REIT’s income may be treated as if it were an excess inclusion from a REMIC. This income generally is required to be allocated by the Fund to you in proportion to the dividends paid to you with the same tax consequences as if you received the excess inclusion income directly. If you are a tax-exempt shareholder, this excess inclusion income may have a tax consequence to you as discussed below.
Under guidance recently issued by the IRS, the Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by a “disqualified organization.” Disqualified organizations generally include certain cooperatives, governmental entities and tax-

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exempt organizations that are exempt from tax on their unrelated business taxable income. To the extent that Fund shares owned by a disqualified organization are held in record name by a broker-dealer or other nominee, the broker-dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker-dealer or other nominee on behalf of the disqualified organization. The Fund expects that disqualified organizations will own their shares and will not themselves be pass-through entities. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the Investment Company Act of 1940, as amended, regulated investment companies such as the Fund are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.
In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:
•	If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund’s gross income, it must inform the non-nominee shareholder of the amount and character of excess inclusion income allocated to them; and

•	If the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.
Any excess inclusion income realized by the Fund and allocated to shareholders under these rules cannot be offset by net operating losses of the shareholders. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Internal Revenue Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.
Compliance with these requirements will require the Fund to obtain significant cooperation from any REITs in which it invests. There is no guarantee that the Fund will receive the information that it needs to implement these requirements and report any excess inclusion income to you on a timely basis. The Fund will use its best efforts to meet these requirements, and through the Investment Company Institute, will seek additional guidance from the IRS and the cooperation of REITs in providing excess inclusion income information on a timely basis.
Tax-exempt shareholders should talk to their tax advisors about the implications of these rules on their separate tax situations.

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Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their foreign status and to claim any applicable treaty benefits to which they are entitled.
Investments in U.S. Real Property. The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by the Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders.
The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC that is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations.
If the Fund is classified as a qualified investment entity and you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, then Fund distributions to you are treated as gain recognized by you from the disposition of a U.S. real property interest (USRPI) to the extent that the distribution is attributable to gain from a sale or disposition of a USRPI by the Fund. This will cause any such distribution to be subject to U.S. withholding tax at a rate of 35%, and require that you file a nonresident U.S. income tax return.
In general, a USRPI includes stock in a U.S. real property holding corporation (USRPHC). A USRPHC is a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate. However, if stock of a class of a USRPHC is publicly traded, stock of such class is treated as a USRPI only if the Fund owns more than 5% of such class of stock. Stock of a U.S. REIT that is a USRPHC is a USRPI if the Fund owns more than 5% of the class of REIT shares, except that if U.S shareholders control the U.S. REIT, then shares of the REIT are not USRPIs even if the Fund owns more than 5%.
This treatment applies only if you own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. These look-through rules and the exemption from withholding for Fund shareholders owning 5% or less of a class of Fund shares sunset on December 31, 2007, except as provided in the next paragraph.
Even if you are a non-U.S. shareholder and do not own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, Fund distributions to you that are attributable to gain from disposition of a USRPI by the Fund will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject withholding at 30% or lower treaty rate) if the Fund is classified as a qualified investment entity as described above. This rule sunsets on December 31, 2007, except that distributions you receive of short- or long-term capital gains that are attributable to the sale or disposition of a U.S. real property interest by a REIT in which the Fund invests will continue to be taxable as FIRPTA gain, subject to 35% withholding and a requirement that you file a U.S. nonresident income tax return, so long as the Fund remains a qualified investment entity.

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FIRPTA “Wash Sale” Rule. If a non-U.S. shareholder of the Fund, during the 30-day period preceding a Fund distribution that would have been treated as a distribution from the disposition of a U.S. real property interest, acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.
Gain on Sale of Fund Shares As FIRPTA Gain. In addition, a sale or redemption of Fund shares will be FIRPTA gain only if (i) such non-U.S. shareholder owns more than 5% of a class of shares in the Fund, (ii) more than 50% of the Fund’s assets consist of (A) more than 5% interests in publicly traded companies that are U.S. real property holding companies, (B) interests in non-publicly traded companies that are U.S. real property holding companies, and (C) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Fund owns more than 5%, and (iii) non-U.S. shareholders own 50% or more of the value of the Fund shares (requirement (iii) sunsets and does not apply after December 31, 2007).
In the unlikely event a sale of Fund shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.
Limitations on Withholding On FIRPTA Gain For Non-U.S. Investors. While the Fund, if classified as a qualified investment entity, will make every effort to identify and pass-through any FIRPTA gain that it receives on Fund investments, and to withhold on distributions of this income paid directly to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on managed or omnibus accounts may not have the capacity to identify non-U.S. shareholders who are paid distributions containing FIRPTA gain and to properly withhold federal income taxes on these distributions. Shareholders of these accounts should talk to their investment representatives about any additional tax due on FIRPTA gain.

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FUND TRANSACTIONS
Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund (excluding the Aggressive Growth Stock Fund, the Emerging Markets Growth Stock Fund, the International Equity 130/30 Fund, the Real Estate 130/30 Fund, the U.S. Equity 130/30 Fund, the High Income Fund, the Intermediate Bond Fund, the Investment Grade Bond Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Seix Floating Rate High Income Fund, the Seix Global Strategy Fund, the Seix High Yield Fund, the Strategic Income Fund, the Total Return Bond Fund and the U.S. Government Securities Fund).
With respect to the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund, subject to policies established by the Board of Trustees and oversight by the Adviser, the applicable Subadviser is responsible for placing the orders to execute transactions for each such Fund.
In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Adviser or the Subadviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser or the Subadviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.
The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

116

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2008		2007		2006
Aggressive Growth Stock Fund	309,805		361,568		262,663
Emerging Growth Stock Fund	326,544		290,487		138,359
Georgia Tax-Exempt Bond Fund	0		0		0
High Grade Municipal Bond Fund	0		0		0
High Income Fund	0		974		0
Institutional Cash Management Money Market Fund	0		0		0
Institutional Municipal Cash Reserve Money Market Fund	0		0		0
Institutional U.S. Government Securities Money Market Fund	0		0		0
Institutional U.S. Treasury Securities Money Market Fund	0		0		0
Intermediate Bond Fund	0		0		0
International Equity 130/30 Fund	33,827	*		**		**
International Equity Fund	3,859,246		2,407,435		1,922,438

117

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2008	2007	2006
International Equity Index Fund	496,517	263,296	411,897
Investment Grade Bond Fund	0	0	0
Investment Grade Tax-Exempt Bond Fund	0	0	0
Large Cap Core Equity Fund	2,326,184	2,136,101	1,955,667
Large Cap Growth Stock Fund	1,708,240	2,774,153	3,547,454
Large Cap Quantitative Equity Fund	1,555,391	1,481,605	938,790
Large Cap Value Equity Fund	2,105,464	1,861,845	2,208,629
Life Vision Aggressive Growth Fund	198	0	0
Life Vision Conservative Fund	0	0	0
Life Vision Growth and Income Fund	0	0	0
Life Vision Moderate Growth Fund	0	0	0
Life Vision Target Date 2015 Fund	11	2	1
Life Vision Target Date 2025 Fund	54	1	0
Life Vision Target Date 2035 Fund	18	0	0

118

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2008		2007		2006
Limited Duration Fund	0		0		0
Limited-Term Federal Mortgage Securities Fund	0		0		0
Maryland Municipal Bond Fund	0		0		0
Mid-Cap Core Equity Fund	373,784		1,860,875		1,005,580
Mid-Cap Value Equity Fund	1,272,227		1,306,920		955,369
North Carolina Tax-Exempt Bond Fund	0		0		0
Prime Quality Money Market Fund	0		0		0
Real Estate 130/30 Fund	20,096	*		**		**
Seix Floating Rate High Income Fund	0		0		0
Seix Global Strategy Fund		**		**		**
Seix High Yield Fund	0		0		0
Select Large Cap Growth Stock Fund	103,577		264,128		273,108
Short-Term Bond Fund	136		0		0
Short-Term U.S. Treasury Securities Fund	0		0		0
Small Cap Growth Stock Fund	2,104,421		6,744,551		4,949,471
Small Cap Value Equity Fund	1,297,749		1,325,784		1,280,455

119

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2008		2007		2006
Strategic Income Fund	0		865		0
Tax-Exempt Money Market Fund	0		0		0
Total Return Bond Fund	0		0		0
U.S. Equity 130/30 Fund	18,777	*		**		**
U.S. Government Securities Fund	0		0		0
U.S. Government Securities Money Market Fund	0		0		0
U.S. Government Securities Ultra-Short Bond Fund	0		0		0
U.S. Treasury Money Market Fund	0		0		0
Ultra-Short Bond Fund	0		0		0
Virginia Intermediate Municipal Bond Fund	0		0		0
Virginia Tax-Free Money Market Fund	0		0		0

*	With respect to the 130/30 Funds, represents the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

120

**	Not in operation during the period.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser or Subadviser may select a broker based upon brokerage or research services provided to the Adviser or Subadviser. The Adviser or Subadviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.
Section 28(e) of the 1934 Act permits the Adviser or Subadviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Subadviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Subadviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Subadviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Subadviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Subadviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser or Subadviser under the Advisory or Subadvisory Agreement. Any advisory or other fees paid to the Adviser or Subadviser are not reduced as a result of the receipt of research services.
In some cases the Adviser or Subadviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Subadviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Subadviser faces a potential conflict of interest, but the Adviser or Subadviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.
From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the

121

Adviser or Subadviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Subadviser:

122

	Total Dollar Amount of			Total Dollar Amount of Transactions
	Brokerage Commissions for			Involving Brokerage Commissions
	Research Services ($)			For Research Services ($)
Fund	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund	299,120	357,960	262,663	368,118,249	353,258,575	236,630,476
Emerging Growth Stock Fund	319,050	290,487	138,359	276,916,476	220,652,583	82,586,277
Large Cap Core Equity Fund	907,438	1,299,060	1,288,719	1,490,143,106	1,229,350,354	993,286,576
Large Cap Growth Stock Fund	578,753	1,527,735	2,215,647	1,145,392,670	1,298,118,313	1,611,418,182
Large Cap Quantitative Equity Fund	856,925	385,614	123,161	1,583,300,188	796,110,564	227,557,353
Large Cap Value Equity Fund	1,020,545	1,112,865	1,483,120	1,478,899,700	1,131,873,728	1,149,219,210
Mid-Cap Core Equity	117,683	626,555	383,253	221,613,617	530,632,658	294,162,760
Mid-Cap Value Equity Fund	549,324	738,294	592,762	804,557,449	638,853,274	408,346,450
Select Large Cap Growth Stock Fund	38,174	163,381	173,111	94,902,060	183,915,606	178,523,532
Small Cap Growth Stock Fund	774,615	1,731,702	881,381	1,354,728,703	1,849,825,284	371,086,423
Small Cap Value Equity Fund	684,042	579,397	635,885	652,672,765	577,512,739	422,382,889
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Subadviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received

123

by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

				Percentage of
				Total
				Brokerage			Percentage of Total
				Commissions/Fees			Brokerage Transactions
	Aggregate Dollar Amount of Brokerage			Paid to Affiliated Brokers			Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)			(%)+			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund	0	767	2,158	0	0.21	0.81	0	13.73	25.60
Emerging Growth Stock Fund	0	96	354	0	0.03	0.26	0	3.17	19.02
Georgia Tax-Exempt Bond Fund	0	0	0	0	0	0	0	0	0
High Grade Municipal Bond Fund	344	383	499	100	100	100	100	100	100
High Income Fund	865	1,477	3,013	100	60.26	100	100	13.81	100
Institutional Cash Management Money Market Fund	0	70,405	165,723	0	100	100	0	100	100
Institutional Municipal Cash Reserve Money Market Fund	0	0	0	0	0	0	0	0	0

124

							Percentage of
							Total
							Brokerage						Percentage of Total
							Commissions/Fees						Brokerage Transactions
	Aggregate Dollar Amount of Brokerage						Paid to Affiliated Brokers						Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)						(%)+						Brokers (%)
Fund	2008		2007		2006		2008		2007		2006		2008		2007		2006
Institutional U.S. Government Securities Money Market Fund	328,121		176,105		173,557		100		100		100		100		100		100
Institutional U.S. Treasury Securities Money Market Fund	848,773		1,085,144		1,111,413		100		100		100		100		100		100
Intermediate Bond Fund	0		382		905		0		100		100		0		100		100
International Equity 130/30 Fund	0	*		**		**	0	*		**		**	0	*		**		**
International Equity Fund	0		0		0		0		0		0		0		0		0
International Equity Index Fund	0		0		0		0		0		0		0		0		0
Investment Grade Bond Fund	0		1,652		6,548		0		100		100		0		100		100

125

				Percentage of
				Total
				Brokerage			Percentage of Total
				Commissions/Fees			Brokerage Transactions
	Aggregate Dollar Amount of Brokerage			Paid to Affiliated Brokers			Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)			(%)+			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Investment Grade Tax-Exempt Bond Fund	382	1,033	2,875	100	100	100	100	100	100
Large Cap Core Equity Fund	0	0	0	0	0	0	0	0	0
Large Cap Growth Stock Fund	0	3,305	8,341	0	0.12	0.23	0	17.29	16.54
Large Cap Quantitative Equity Fund	0	326	1,511	0	0.02	0.16	0	100	9.45
Large Cap Value Equity Fund	0	1,494	11,062	0	0.08	0.50	0	8.01	15.59
Life Vision Aggressive Growth Fund	0	0	0	0	0	0	0	0	0
Life Vision Conservative Fund	0	0	0	0	0	0	0	0	0
Life Vision Growth and Income Fund	0	0	0	0	0	0	0	0	0

126

				Percentage of
				Total
				Brokerage			Percentage of Total
				Commissions/Fees			Brokerage Transactions
	Aggregate Dollar Amount of Brokerage			Paid to Affiliated Brokers			Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)			(%)+			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Life Vision Moderate Growth Fund	0	0	0	0	0	0	0	0	0
Life Vision Target Date 2015 Fund	0	0	0	0	0	0	0	0	0
Life Vision Target Date 2025 Fund	0	0	0	0	0	0	0	0	0
Life Vision Target Date 2035 Fund	0	0	0	0	0	0	0	0	0
Limited Duration Fund	0	692	1,653	0	100	100	0	100	100
Limited-Term Federal Mortgage Securities Fund	0	2,935	7,500	0	100	100	0	100	100

Maryland Municipal Bond Fund	0	0	0	0	0	0	0	0	0
Mid-Cap Core Equity Fund	0	4,070	6,163	0	0.22	0.61	0	33.98	17.76

Mid-Cap Value Equity Fund	0	0	0	0	0	0	0	0	0

127

							Percentage of
							Total
							Brokerage						Percentage of Total
							Commissions/Fees						Brokerage Transactions
	Aggregate Dollar Amount of Brokerage						Paid to Affiliated Brokers						Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)						(%)+						Brokers (%)
Fund	2008		2007		2006		2008		2007		2006		2008		2007		2006
North Carolina Tax-Exempt Bond Fund	0		0		0		0		0		0		0		0		0
Prime Quality Money Market Fund	129,327		47,468		62,086		100		100		100		100		100		100
Real Estate 130/30 Fund	0	*		**		**	0	*		**		**	0	*		**		**
Seix Floating Rate High Income Fund	14,589		17,453		0		100		100		0		100		100		0
Seix Global Strategy Fund		**		**		**		**		**		**		**		**		**
Seix High Yield Fund	8,300		12,990		21,140		100		100		100		100		100		100
Select Large Cap Growth Stock Fund	0		158		1,251		0		0.06		0.46		0		2.88		8.70
Short-Term Bond Fund	0		0		0		0		0		0		0		0		0

128

							Percentage of
							Total
							Brokerage						Percentage of Total
							Commissions/Fees						Brokerage Transactions
	Aggregate Dollar Amount of Brokerage						Paid to Affiliated Brokers						Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)						(%)+						Brokers (%)
Fund	2008		2007		2006		2008		2007		2006		2008		2007		2006
Short-Term U.S. Treasury Securities Fund	0		0		0		0		0		0		0		0		0
Small Cap Growth Stock Fund	0		8,657		20,875		0		0.13		0.42		0		20.25		17.62
Small Cap Value Equity Fund	0		697		5,502		0		0.05		0.43		0		7.65		16.50
Strategic Income Fund	0		0		0		0		0		0		0		0		0
Tax-Exempt Money Market Fund	0		0		0		0		0		0		0		0		0
Total Return Bond Fund	0		5,574		12,291		0		100		100		0		100		100
U.S. Equity 130/30 Fund	0	*		**		**	0	*		**		**	0	*		**		**
U.S. Government Securities Fund	0		3,553		9,787		0		100		100		0		100		100

129

				Percentage of
				Total
				Brokerage			Percentage of Total
				Commissions/Fees			Brokerage Transactions
	Aggregate Dollar Amount of Brokerage			Paid to Affiliated Brokers			Effected Through Affiliated
	Commissions/Fees Paid to Affiliated Brokers ($)			(%)+			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
U.S. Government Securities Money Market Fund	296,508	155,145	114,370	100	100	100	100	100	100
U.S. Government Securities Ultra-Short Bond Fund	0	0	3,240	0	0	100	0	0	100
U.S. Treasury Securities Money Market Fund	387,373	529,365	597,657	100	100	100	100	100	100
Ultra-Short Bond Fund	0	0	3,971	0	0	100	0	0	100
Virginia Intermediate Municipal Bond Fund	0	0	0	0	0	0	0	0	0
Virginia Tax-Free Money Market Fund	0	0	0	0	0	0	0	0	0

+	For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commissions. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Funds’ portfolio transactions are made through affiliated broker-dearlers. However, transactions in repurchase agreements make up only a small part of a Fixed Income Fund’s portfolio transactions.

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

130

PORTFOLIO TURNOVER RATE
Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2007 and 2008 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook.

	Turnover Rate (%)
Fund	2008	2007
Aggressive Growth Stock Fund	59	49
Emerging Growth Stock Fund	117	103
Georgia Tax-Exempt Bond Fund	30	61
High Grade Municipal Bond Fund	183	128
High Income Fund	403	379
Intermediate Bond Fund	254	225
International Equity 130/30 Fund[1]	120		**
International Equity Fund[2]	141	81
International Equity Index Fund	13	8
Investment Grade Bond Fund	227	240
Investment Grade Tax-Exempt Bond Fund	189	214
Large Cap Core Equity Fund	78	58
Large Cap Growth Stock Fund	109	79
Large Cap Quantitative Equity Fund	399	450
Large Cap Value Equity Fund	116	95
Life Vision Aggressive Growth Fund	46	52
Life Vision Conservative Fund	47	43
Life Vision Growth and Income Fund	50	45

131

	Turnover Rate (%)
Fund	2008		2007
Life Vision Moderate Growth Fund	40		49
Life Vision Target Date 2015 Fund[3]	196		67
Life Vision Target Date 2025 Fund	67		48
Life Vision Target Date 2035 Fund	53		50
Limited Duration Fund	132		185
Limited-Term Federal Mortgage Securities Fund[4]	154		90
Maryland Municipal Bond Fund	23		57
Mid-Cap Core Equity Fund[5]	58		189
Mid-Cap Value Equity Fund	221		196
North Carolina Tax-Exempt Bond Fund	76		84
Real Estate 130/30 Fund[1]	70			**
Seix Floating Rate High Income Fund	134		148
Seix Global Strategy Fund		**		**
Seix High Yield Fund	117		130
Select Large Cap Growth Stock Fund[6]	62		160
Short-Term Bond Fund	152		104
Short-Term U.S. Treasury Securities Fund	66		87
Small Cap Growth Stock Fund	126		139
Small Cap Value Equity Fund	75		62
Strategic Income Fund	439		397
Total Return Bond Fund[7]	248		310
U.S. Equity 130/30 Fund[1]	87			**
U.S. Government Securities Fund	134		131
U.S. Government Securities Ultra-Short Bond	140		141
Ultra-Short Bond Fund	126		96
Virginia Intermediate Municipal Bond Fund	28		54

132

**	Not in operation during the period.

1	With respect to the 130/30 Funds, represents the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

2	Due to market volatility allocation changes were made in emerging market and financial sectors.

3	Decreased and redistributed equity exposure as part of asset allocation change.

4	Increased exposure to mortgage back securities, turnover increased during change.

5	Investment decision made to hold fewer securities with longer holding periods.

6	Investment strategy change resulted in holding fewer names in Fund.

7	Increased exposure to specific pools combined with decreased exposure to TBAs, compared to 2007 trading volumes in TBAs, resulted in lower turnover.

PORTFOLIO HOLDINGS
The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “CCO”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds’ CCO reports quarterly to the Board regarding the implementation of such policies and procedures.
Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.ridgeworthfunds.com.
The Trust’s website will provide complete portfolio holdings for each series of the Trust, except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Complete portfolio

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holdings for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund will be provided on the 15th day of each calendar quarter (or on the next business day should the 15th be other than a business day) as of the end of the most recent calendar quarter. Information will remain available until updated.
Portfolio holdings for previous month-ends are available for each series of the Trust except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, for which Portfolio holdings are available for previous calendar quarter-ends. To request this historical information without charge, call 1-888-784-3863, or write to the Trust at RidgeWorth Funds, c/o Citi Fund Services, Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.
In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.
The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.
Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody’s Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.
Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.

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Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.
In addition, the Trust’s service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.
VOTING RIGHTS
Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

135

SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
CODES OF ETHICS
The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Subadvisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. The Code of Ethics adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts, including securities that may be purchased or held by the Trust. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Adviser, and the Subadvisers are generally prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadvisers are required to obtain approval before investing in limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

136

PROXY VOTING
The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.
Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.ridgeworthfunds.com, , without charge upon request by calling 1-888-784-3863, or by writing to the Funds at RidgeWorth Funds, c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.
5% AND 25% SHAREHOLDERS
As of July 7, 2008, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner’s fiduciary, agency or custodial customers.

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SEIX FLOATING RATE HIGH INCOME FUND — A LPL FINANCIAL CORPORATION ONE BEACON STREET	61.89%
22ND FLOOR BOSTON, MA 02108

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	37.43%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SEIX FLOATING RATE HIGH INCOME FUND — C NATIONAL FINANCIAL SERVICES LLC	94.64%
200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SOUTHWEST SECURITIES, INC. P O BOX 509002	5.36%
DALLAS, TX 75250

137

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SEIX FLOATING RATE HIGH INCOME FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	25.60%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	22.90%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET	10.00%
SAN FRANCISCO, CA 94104

SEIX ADVISORS AS MANAGER FOR INTERNATIONAL FELLOWSHIP FOUNDATION	6.66%
10 MOUNTAINVIEW RD STE C200 C/O ELLEN WESH-SEIX ADVISORS UPPER SADDLE RIVER, NJ 07458

INTERNATIONAL EQUITY 130/30 FUND — A TD AMERITRADE CLEARING, INC.	100.00%
1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005

INTERNATIONAL EQUITY 130/30 FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	95.90%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

U.S. EQUITY 130/30 FUND — I TRUSCO CAPITAL MANAGEMENT 50 HURT PLZ SUITE 1400	100.00%
ATLANTA, GA 30303

REAL ESTATE 130/30 FUND — C RIDGE CLEARING & OUTSOURCING SOLUTIONS INC	100.00%
2 JOURNAL SQUARE PLAZA JERSEY CITY, NJ 07306

REAL ESTATE 130/30 FUND — I TRUSCO CAPITAL MANAGEMENT 50 HURT PLZ SUITE 1400	99.02%
ATLANTA, GA 30303

138

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SMALL CAP GROWTH STOCK FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	34.43%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	17.68%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

LIFE VISION TARGET DATE 2015 - A CHERYL A BLOOM IRA	61.37%
6101 KRISTA DR SPRING HILL, FL 346098956

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	38.06%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION TARGET DATE 2015 - I SUNTRUST BANK AND VARIOUS BENEFIT PLANS	50.13%
C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SEI PRIVATE TRUST CO C O ID 370 REINVEST	49.87%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

AGGRESSIVE GROWTH STOCK FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	89.38%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MID-CAP VALUE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	96.13%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MID-CAP VALUE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	93.22%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

139

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
STRATEGIC INCOME FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.72%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

STRATEGIC INCOME FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	98.90%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

LIFE VISION AGGRESSIVE GROWTH FUND — B NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	91.43%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION CONSERVATIVE FUND — B NATIONAL FINANCIAL SERVICES LLC	96.35%
200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION GROWTH AND INCOME FUND — B NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.98%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION MODERATE GROWTH FUND — B NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	94.81%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

PRIME QUALITY MONEY MARKET FUND — I SUNTRUST BANK MAIL CENTER 3133	88.70%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	6.37%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

140

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
PRIME QUALITY MONEY MARKET FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.60%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

U.S. GOVT SECURITIES MONEY MARKET FD-I SUNTRUST BANK MAIL CENTER 3133	99.61%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

U.S. GOVT SECURITIES MONEY MARKET FD-A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	93.15%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

TAX EXEMPT MONEY MARKET FUND — I SUNTRUST BANK MAIL CENTER 3133	99.94%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

TAX EXEMPT MONEY MARKET FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.74%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INVESTMENT GRADE BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	53.36%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	24.82%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

TRUSTMAN SUNTRUST BANKS	20.11%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

141

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
INVESTMENT GRADE BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	44.60%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	27.24%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

INVESTMENT GRADE TAX-EXEMPT BD FD — I SEI PRIVATE TRUST CO	69.87%
C O ID 370 REINVEST 1 FREEDOM VALLEY DRIVE OAKS, PA 19456

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	24.95%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INVESTMENT GRADE TAX-EXEMPT BD FD — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	48.75%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MARION G NELSON P O BOX 2531	8.99%
PANAMA CITY, FL 324022531

PENCE & HEATON ELECTRICAL CONTRACTI 5715 TAFT ST	7.06%
HOLLYWOOD, FL 330214528

LARGE CAP GROWTH STOCK FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	74.11%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	20.59%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

LARGE CAP GROWTH STOCK FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	44.16%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

142

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	8.26%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

LARGE CAP VALUE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	82.28%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	9.80%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	7.63%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

LARGE CAP VALUE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	50.53%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	7.08%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

SHORT-TERM U.S. TREASURY SEC FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	82.56%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	17.42%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

143

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SHORT-TERM U.S. TREASURY SEC FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	83.33%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	12.50%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

SHORT-TERM BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	89.26%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	8.44%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

SHORT-TERM BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	64.72%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	22.82%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE	6.20%
BELLEVUE, NE 68005

MID-CAP CORE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	64.52%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	28.44%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

144

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	5.98%
C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

MID-CAP CORE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	65.79%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	14.84%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

HIGH GRADE MUNICIPAL BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.03%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

HIGH GRADE MUNICIPAL BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	90.14%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

GEORGIA TAX-EXEMPT BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.78%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

GEORGIA TAX-EXEMPT BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	93.52%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INTERNATIONAL EQUITY INDEX FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	79.46%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	9.67%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

145

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2	5.34%
GREENWOOD VILLAGE, CO 801115002

INTERNATIONAL EQUITY INDEX FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	69.09%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MG TRUST COMPANY CUST FBO CAPITAL PACIFIC LLC 401 K PR	11.91%
700 17TH STREET SUITE 300 DENVER, CO 80202

U.S. GOVERNMENT SECURITIES FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	91.23%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	8.39%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

U.S. GOVERNMENT SECURITIES FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	78.24%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	6.08%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

LIMITED TERM FEDERAL MORTGAGE SEC — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	89.11%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

146

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	9.92%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

LIMITED TERM FEDERAL MORTGAGE SEC — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	74.73%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	12.46%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

INTERNATIONAL EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	96.60%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

INTERNATIONAL EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	77.45%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	7.71%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

INTERNATIONAL EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	96.25%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SMALL CAP VALUE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	91.49%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

AGGRESSIVE GROWTH STOCK FUND — C NATIONAL FINANCIAL SERVICES LLC	92.98%
200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

147

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
AGGRESSIVE GROWTH STOCK FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	86.29%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TRUSTMAN SUNTRUST BANKS	11.73%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

INVESTMENT GRADE BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	94.04%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INVESTMENT GRADE TAX-EXEMPT BD FD — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	91.80%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LARGE CAP GROWTH STOCK FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	92.60%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LARGE CAP VALUE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	84.18%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

ADVANCED FLUID SYSTEMS EMPLOYEE PENSION BENEFIT PLAN	5.19%
PO BOX 648 ATTN THELMA SLAYTON LAWRENCEVILLE, GA 300460648

SHORT-TERM U.S. TREASURY SEC FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	92.41%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

148

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SHORT-TERM BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	96.36%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MID-CAP CORE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.53%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

HIGH GRADE MUNICIPAL BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	91.03%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

GEORGIA TAX-EXEMPT BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	94.81%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INTERNATIONAL EQUITY INDEX FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	97.66%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

U.S. GOVERNMENT SECURITIES FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	98.60%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIMITED TERM FEDERAL MORTGAGE SEC — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	97.06%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

EMERGING GROWTH STOCK FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	92.16%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SMALL CAP VALUE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	44.36%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

149

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	24.00%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

STATE STREET BANK 10/01/02 STATE OF MICHIGAN 401K	7.38%
105 ROSEMONT AVE WESTWOOD, MA 02090

JPMORGAN CHASE BANK AS TRUSTEE COCA-COLA ENTERPRISES BARGAINING	6.74%
EMPLOYEES 401K PLAN PO BOX 419784 C/O JPMORGAN RPS MGMT RPTG TEAM KANSAS CITY, MO 64141

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	5.35%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET	5.10%
SAN FRANCISCO, CA 94104

EMERGING GROWTH STOCK FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	73.35%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE	17.10%
GLEN ALLEN, VA 23060

SCOTTRADE, INC. ATTN: MUTUAL FUNDS DEPT	9.55%
12800 CORPORATE HILL DRIVE PO BOX 31759 ST LOUIS, MO 63131

EMERGING GROWTH STOCK FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.45%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

150

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
INSTL CASH MGMT MNY MRKT-IS SUNTRUST BANK MAIL CENTER 3133	62.29%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

GOLDMAN SACHS GLOBAL CASH SERVICES OMNIBUS ACCT	34.19%
GOLDMAN SACHS & CO CUSTOMERS 71 S WACKER SUITE 500 ATTN FINANCIAL CONTROL CHICAGO, IL 60606

INST US TREAS SEC MNY MRKT FD-IS SUNTRUST BANK MAIL CENTER 3133	51.36%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

GOLDMAN SACHS GLOBAL CASH SERVICES OMNIBUS ACCT	30.16%
GOLDMAN SACHS & CO CUSTOMERS 71 S WACKER SUITE 500 ATTN FINANCIAL CONTROL CHICAGO, IL 60606

HARE & CO THE BANK OF NY MELLON	8.04%
111 SANDERS CREEK PKWY EAST SYRACUSE, NY 13057

LIFE VISION TARGET DATE 2025 - A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.76%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION TARGET DATE 2025 - I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	60.95%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SEI PRIVATE TRUST CO C O ID 370 REINVEST	39.04%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

151

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SMALL CAP GROWTH STOCK FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	75.84%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SCOTT & STRINGFELLOW, INC. 909 E MAIN STREET	5.23%
RICHMOND, VA 23219

SMALL CAP GROWTH STOCK FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	29.77%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

GREAT WEST LIFE & ANNUITY COMPANY 8515 E ORCHARD RD 2T2	28.47%
C/O FASCORP RECORDKEEPER GREENWOOD VLG, CO 801115002

TRUSTMAN SUNTRUST BANKS	16.32%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	9.93%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

HIGH INCOME FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	60.21%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	36.23%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SELECT LARGE CAP GROWTH STOCK — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.90%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

152

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SELECT LARGE CAP GROWTH STOCK — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	94.63%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LARGE CAP QUANTITATIVE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	98.68%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

HIGH INCOME FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	93.68%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION TARGET DATE 2035 - A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.44%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION TARGET DATE 2035 - I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	60.81%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SEI PRIVATE TRUST CO C O ID 370 REINVEST	39.18%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

HIGH INCOME FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	91.26%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION AGGRESSIVE GROWTH FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.02%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION AGGRESSIVE GROWTH FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.68%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

153

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
LIFE VISION CONSERVATIVE FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	98.11%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION CONSERVATIVE FUND — I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	73.26%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SEI PRIVATE TRUST CO	26.64%
C O ID 370 REINVEST 1 FREEDOM VALLEY DRIVE OAKS, PA 19456

LIFE VISION CONSERVATIVE FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	100.00%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION GROWTH AND INCOME — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	98.68%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION GROWTH AND INCOME FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	93.65%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION MODERATE GROWTH FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	88.82%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MARYLAND MUNICIPAL BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	100.00%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

154

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
LIFE VISION MODERATE GROWTH FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	97.47%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NORTH CAROLINA TAX-EXEMPT BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.58%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

NORTH CAROLINA TAX EXEMPT BOND FD — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	100.00%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MID-CAP VALUE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	70.63%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

FULTON FINANCIAL ADV TTE FBO MASLAND ASSOCIATE INC	20.00%
PO BOX 3215 LANCASTER, PA 17604

RELIANCE TRUST COMPANY LENOX R/R	5.08%
PO BOX 48529 ATLANTA, GA 30362

SMALL CAP VALUE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	55.21%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

HOLLOWWAVE CO C O STATE STREET BANK	39.72%
BOX 5496 BOSTON, MA 022065496

STRATEGIC INCOME FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	83.92%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

155

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
BOYD-D M JENKINS JOYCE A JENKINS	6.55%
JTWROS 7971 TERRAPIN COVE RD GLOUCESTER POINT, VA 230622111

LARGE CAP QUANTITATIVE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	98.70%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LARGE CAP QUANTITATIVE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	92.76%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SELECT LARGE CAP GROWTH STOCK — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	37.51%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

MORGAN STANLEY & CO., INCORPORATED 2000 WESTCHESTER AVE LD	33.09%
PURCHASE, NY 10577

MORGAN STANLEY & CO., INCORPORATED 2000 WESTCHESTER AVE LD	23.98%
PURCHASE, NY 10577

PERSHING LLC 1 PERSHING PLAZA	5.42%
14TH FLOOR JERSEY CITY, NJ 07399

US TREASURY MONEY MARKET FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	100.00%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

VIRGINIA INTERMEDIATE MUNICIPAL BOND-C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	98.65%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

156

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
TOTAL RETURN BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	92.70%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

TOTAL RETURN BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	75.28%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

CITIGROUP GLOBAL MARKETS INC. 333 WEST 34TH STREET, 7TH FLOOR	23.99%
NEW YORK, NY 10001

TOTAL RETURN BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	100.00%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIMITED DURATION FUND — I SEIX ADVISORS AS MANAGER FOR INTERNATIONAL FELLOWSHIP FOUNDATION	41.77%
10 MOUNTAINVIEW RD STE C200 C/O ELLEN WESH-SEIX ADVISORS UPPER SADDLE RIVER, NJ 07458

SEIX ADVISORS AS MANAGER OHIO TUITION TRUST AUTHORITY	32.04%
10 MOUNTAINVIEW RD STE C200 SADDLE RIVER, NJ 074581937

SEI PRIVATE TRUST CO C O ID 370 REINVEST	12.16%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

SEIX AS MANAGER FOR IIE-WHITAKER	6.36%
10 MOUNTAINVIEW RD SUITE C-200 UPPER SADDLE RIVER, NJ 07458

INTERMEDIATE BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	97.30%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

157

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
INTERMEDIATE BOND FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	92.20%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET	6.32%
SAN FRANCISCO, CA 94104

INTERMEDIATE BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	90.11%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE	9.89%
BELLEVUE, NE 68005

SEIX HIGH YIELD FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	12.21%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

WELLS FARGO BANK NA FBO WOODRUFF ALAN P- MGD IRA	11.46%
PO BOX 1533 MINNEAPOLIS, MN 55480

MINISTER OF FINANCE PROV OF NOVA NOVA SCOTIA TEACHERS PENSION FUND	11.28%
1723 HOLLIS ST PO BOX 187 HALIFAX NOVA SCOTIA CAD B3J-2N3

MINISTER OF FINANCE PROV OF NS NS PUBLIC SERVICE SUPERANNUATION FUND	10.44%
1723 HOLLIS ST PO BOX 187 HALIFAX NOVA SCOTIA CAD B3J-2N3

MAC & CO STATE OF NEW HAMPSHIRE	8.69%
MUTUAL FUND OPERATIONS 525 WILLIAM PENN PL PO BOX 3198 PITTSBURGH, PA 152191707

158

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
SEIX HIGH YIELD FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	97.56%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

SEIX HIGH YIELD FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	96.45%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

INST MUNI CASH RESERVE MM — IS SUNTRUST BANK MAIL CENTER 3133	100.00%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

US GOVT SECURITIES ULTRA SHORT BOND FD-I SEI PRIVATE TRUST CO C O ID 370 REINVEST	98.31%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

ULTRA SHORT BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	85.34%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

STATE STREET BANK AS CUSTODIAN FOR UNIVERSITY HEALTH SERVICES INC	13.73%
125 SUNNYNOLL CT STE 200 WINSTON-SALEM, NC 27106

INSTL US TREAS SEC MNY MKT FD-CT SUNTRUST BANK MAIL CENTER 3133	99.93%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

INSTL US GOVT SEC MNY MRKT FD-IS SUNTRUST BANK MAIL CENTER 3133	70.45%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

159

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
GOLDMAN SACHS GLOBAL CASH SERVICES OMNIBUS ACCT	16.63%
GOLDMAN SACHS & CO CUSTOMERS 71 S WACKER SUITE 500 ATTN FINANCIAL CONTROL CHICAGO, IL 60606

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	7.16%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LIFE VISION MODERATE GROWTH FUND — I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	86.83%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

SEI PRIVATE TRUST CO C O ID 370 REINVEST	12.05%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

LIFE VISION GROWTH AND INCOME FUND — I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	96.76%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

LIFE VISION AGGRESSIVE GROWTH FUND — I SUNTRUST BANK AND VARIOUS BENEFIT PLANS C/O FASCORE RECORDKEEPER	94.95%
8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 801115002

US TREASURY MONEY MARKET FUND — I SUNTRUST BANK MAIL CENTER 3133	98.87%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

VIRGINIA TAX FREE MONEY MARKET — I SUNTRUST BANK MAIL CENTER 3133	85.78%
P O BOX 105504 ATTN SUSAN GRIDER ATLANTA, GA 303485504

160

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
GOLDMAN SACHS GLOBAL CASH SERVICES OMNIBUS ACCT	14.22%
GOLDMAN SACHS & CO CUSTOMERS 71 S WACKER SUITE 500 ATTN FINANCIAL CONTROL CHICAGO, IL 60606

VIRGINIA TAX FREE MONEY MARKET — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	99.99%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

VIRGINIA INTERMEDIATE MUNICIPAL BOND-I SEI PRIVATE TRUST CO C O ID 370 REINVEST	99.54%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

VIRGINIA INTERMEDIATE MUNICIPAL BOND-A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	84.09%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

PERSHING LLC 1 PERSHING PLAZA	5.16%
14TH FLOOR JERSEY CITY, NJ 07399

MARYLAND MUNICIPAL BOND FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	100.00%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

MARYLAND MUNICIPAL BOND FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	97.62%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

LARGE CAP CORE EQUITY FUND — I SEI PRIVATE TRUST CO C O ID 370 REINVEST	82.28%
1 FREEDOM VALLEY DRIVE OAKS, PA 19456

161

PERCENT OF
CLASS
NAME AND ADDRESS OF OWNER	OWNED
TRUSTMAN SUNTRUST BANKS	10.01%
MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA, GA 303485870

LARGE CAP CORE EQUITY FUND — A NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	71.10%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

NATIONWIDE INVESTMENT SERVICES CORP. ATTENTION: ACCOUNTING	11.58%
ONE NATIONWIDE PLAZA 1-13-G1 COLUMBUS, OH 43215

LARGE CAP CORE EQUITY FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.36%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

PRIME QUALITY MONEY MARKET FUND — C NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET	95.18%
ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281

162

FINANCIAL STATEMENTS
The financial statements for the Trust’s fiscal year ended March 31, 2008, including notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated into this Statement of Additional Information by reference from the 2008 Annual Report to Shareholders. Copies of the 2008 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

163

APPENDIX A

INVESTMENT RATINGS
STANDARD & POOR’S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns “dual” ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).
S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A Short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A Short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.
B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.
D—In payment default. The ‘D’ rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.

MOODY’S INVESTORS SERVICE (MOODY’S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa—Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba—Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B—Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa—Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C—Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.
NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.
NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.
F-2—Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F-3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.
F-2—Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.
B—Highly Speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all Dominion Bond Rating Service (“DBRS”) rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.
R-1 (middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality, with acceptable protection of principal and interest; Issuers in this category are fairly susceptible to adverse changes in financial and economic conditions.
“BB” Bonds rated “BBB” are of speculative credit quality, with uncertain protection of principal and interest, particularly during periods of economic recession.
“B” Bonds rated “B” are of highly speculative credit quality, with a reasonably high level of uncertainty as to the ability of the issuers to pay principal and interest on a continuing basis in the future, especially in periods of economic recession or industry adversity.
“CCC, CC, C” Bonds rated “CCC, CC, or C” are of very highly speculative credit quality, with principal and interest being in danger of default. In practice, there is little difference between the categories.
“D” For bonds rated “D,” the issuer has either not met a scheduled payment of principal or interest or interest issuer has made it clear that it will miss such a payment in the near future.
“High” or “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+—Strongest. Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.
AMB-1—Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.
AMB-2—Satisfactory. Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.
AMB-3—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.
A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.
aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.
aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.
a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.
bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.
bb—Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b—Very Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.
ccc,cc, c— Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.
d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.
Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier(“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.
A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:
Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.
Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.
Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

APPENDIX B

B-1

RIDGEWORTH CAPITAL MANAGEMENT, INC. PROXY DISCLOSURE TO THE
RIDGEWORTH FUNDS SHAREHOLDERS
Dear Shareholders:
Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, RidgeWorth Capital Management, Inc. (“RidgeWorth”), is authorized to vote proxies on behalf of the RidgeWorth Funds.
The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.
The RidgeWorth Funds’ board has delegated voting authority to RidgeWorth and accordingly has adopted RidgeWorth’s proxy voting policies.
RidgeWorth’s existing Proxy Voting Committee (“Committee”) is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting administration servicing agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established and capable proxy voting servicing agencies in the industry and chose to hire the Institutional Shareholder Services division (“ISS”) of Risk Metrics Group as RidgeWorth’s agent to assist us with meeting the administrative, clerical, functional, and recordkeeping aspects of our fiduciary obligations.
Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical capabilities and large scale system support required to accommodate an advisor of our size.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions. Management believes that it is in the best interest of shareholders to abstain from voting shares of securities held in the RidgeWorth International Equity 130/30 Fund in countries that participate in share blocking.
To address material conflicts of interest, as defined by SEC regulations, involving RidgeWorth relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.
Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on RidgeWorth’s, SunTrust Banks, Inc. (“SunTrust”) or a related SunTrust affiliate’s board of directors or (2) where an issuer has substantial banking or other financial relationships with RidgeWorth and/or SunTrust, or a SunTrust affiliate.
If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. RidgeWorth will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.
Please be assured that although RidgeWorth has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. RidgeWorth will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.
Further information, such as copies of RidgeWorth’s Proxy Policies and Procedures and voting records of the RidgeWorth Funds, may be obtained without charge by contacting the RidgeWorth Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.ridgeworthfunds.com. The policies and procedures are also available in the RidgeWorth Funds’ Statement of Additional Information. Actual voting records will also be filed and available on the SEC’s website.
Again, please know that, as with all matters relating to the RidgeWorth Funds, we at RidgeWorth take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.
Regards,
RidgeWorth Capital Management, Inc.

RidgeWorth Capital Management, Inc. Proxy Policy
RidgeWorth Capital Management, Inc. (“RidgeWorth”) has a Proxy Committee (“Committee”) that is responsible for establishing policies and a procedure designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.
After an extensive review of established service providers including size, experience and technical capabilities, RidgeWorth contracted with the Institutional Shareholder Services (“ISS”) of Risk Metrics Group as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each RidgeWorth client’s account, including RidgeWorth’s managed fund clients.

2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each RidgeWorth client’s accounts, including RidgeWorth’s fund clients, in accordance with RidgeWorth’s proxy policies and the Committee’s direction.

3.	Required record keeping and voting record retention of all RidgeWorth proxy voting on behalf RidgeWorth’s clients, including RidgeWorth’s fund clients.
As reflected in RidgeWorth’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as RidgeWorth’s agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS’ capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.
An Independent, Objective Approach to Proxy Issues
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all RidgeWorth discretionary investment management clients and RidgeWorth managed funds, such as the RidgeWorth Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, RidgeWorth maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
RidgeWorth provides and maintains the following standard proxy voting policies:
•	RidgeWorth U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

•	RidgeWorth Taft Hartley Proxy Policy

•	RidgeWorth Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the RidgeWorth Taft Hartley Proxy Policy and the RidgeWorth Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant, information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.
Under the RidgeWorth Global/International Proxy Policy the Committee generally votes in a manner similar to that recommended by ISS for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings.* In this regard the Committee has reviewed and will monitor ISS’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Exceptions to Policy
The RidgeWorth Proxy Policies and guidelines as outlined herein generally will not be applied where RidgeWorth has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.
In those situations proxy votes cast by the subadvisor will be governed by the subadvisor’s proxy voting policies and procedures.
Conflicts of Interest
Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:
1.	Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either RidgeWorth or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of RidgeWorth or SunTrust Banks, Inc. or any of its affiliates.

3.	An issuer having substantial and numerous banking, investment or other financial relationships with RidgeWorth, SunTrust Banks, Inc. or its affiliates.

4.	A director or senior officer of RidgeWorth or SunTrust Banks, Inc. serving on the board of a publicly held company.

5.	A direct common stock ownership position of five percent (5%) or greater held individually by RidgeWorth or in conjunction with SunTrust Banks, Inc. and/or its affiliates
Although RidgeWorth utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares.

2.	Send the proxy material to the client (in the case of mutual funds, the funds’ shareholders) so he or she may vote the proxies.
Although RidgeWorth does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
Securities Lending Program
RidgeWorth also manages assets for several clients (including mutual funds, such as the RidgeWorth Funds) who engage in “security lending” programs. A typical security lending program such as the “RidgeWorth Securities Lending Program” is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.)

generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager’s desire to retain the position in the portfolio. and that the entire position of loaned shares’ votes would not significantly affect the overall voting outcome. The Committee will rely on the portfolio manager’s input to make such decisions. Furthermore, absent compelling economic and/or security related research or news, the Committee will generally not consider recalling shares unless total beneficial ownership under management is greater than 4.55%
Under the current RIdgeWorth Securities Lending Program, RidgeWorth is required to notify the Custodian to recall securities on loan 10 business days prior to the record date or as soon as reasonably possible thereafter if RidgeWorth wishes to vote proxy on the securities so as to ensure that they are in Custodian’s possession by the voting deadline.
Additional Information
RidgeWorth clients:
Extended summaries of RidgeWorth Capital Management, Inc.’s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact RidgeWorth Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@ridgeworth.com.
RidgeWorth Funds and RidgeWorth Variable Trust shareholders:
Shareholders of the RidgeWorth Funds or the RidgeWorth Variable Trust may access this information by contacting the RidgeWorth by telephone at 1-888-784-3863 or by visiting www.ridgeworthfunds.com.
* With the exception of the RidgeWorth International Equity 130/30 Fund. Management believes that it is in the best interest of shareholders to abstain from voting shares in countries that participate in share blocking.

2008 RidgeWorth Capital Management, Inc. International Proxy Voting Guidelines
Following is a concise summary of general policies for voting global proxies. In addition, RidgeWorth has country- and market-specific policies, which are not captured below.
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Compensation
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	there are serious concerns about the accounts presented or the audit procedures used;

•	the auditors are being changed without explanation; or

•	non audit-related fees are substantial or are routinely in excess of standard annual audit fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	the payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).
Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	there are serious questions about actions of the board or management for the year in question; or

•	legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet RidgeWorth’s guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RidgeWorth’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RidgeWorth’s guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	clear evidence of past abuse of the authority is available; or

•	the plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase In Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions
Vote mergers and acquisitions on a CASE-BY-CASE basis.
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Proxy Voting Policies Updated 03/31/2008
RIDGEWORTH Capital Management, Inc.

1. 0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting.	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if non-audit fees (tax and other) exceed audit and audit related fees combined. In circumstances where “Other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which ISS determines to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees for purposes of determining whether non-audit fees are excessive.	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

2. 0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who are not described below	F

2.1.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have Implemented or renewed a dead-hand or modified dead-hand poison pill unless a shareholder vote will occur within twelve months of its adoption or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO	W

2.2.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have ignored a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

2.3.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have failed to act on takeover offers where the majority of the shareholders tendered their shares	W

2.4.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who enacted egregious corporate governance policies or failed to replace management as appropriate	W

2.5.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.6.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.7.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.8.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to classify the board	C

2.9.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually.	F

2.10.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.11.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting.	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	Pricularly described below.	C

2.13.	Board of Directors	cer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.14.	Boar	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary oness	A

2.15.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or offi defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be	F

2.16.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.17.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.18.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that directors may be removed only for cause.	A

2.19.	Board of Directors	Filling Vacancies/Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.20.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.21.	Board of Directors	Filling Vacancies/Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.22.	Board of Directors	Independent Chairman (Separate Chairman/CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.23.	Board of Directors	Independent Chairman (Separate Chairman/CEO	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

2.24.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

2.25.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.26.	Board of Directors	Open Access	Shareholder proposals asking for open access	A

2.27.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.28.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.29.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratifi	F

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill if a Company is trading below book value and plan contains a reasonable “qualifying off” clause (i.e. is chewable)	F

4.5.b	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill (except as described above)	A

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

5. 0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

5.15.	Mergers and Corporate Restructurings	Private Placements/Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6. 0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments Or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Propos	hange a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-finn evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, visions, and disgorgement provisions).	C

7. 0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authori	C

7.2.	Capital Structure	Common Stock Authorization	To increase the num sf stock that has superior voting rights.	C

7.3.	t	k Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

To create a new class of nonvoting or sub-voting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders
7.5.	Capital Structure	Dual-class Stock	• It is not designed to preserve the voting power of an insider or significant shareholder	F

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

8.0.	Executive and Director Compensation	Executive Compensation	To approve executive compensation plans or plan amendments.	C

8.1.	Executive and Director Compensation	Executive Compensation	To approve compensation plans that expressly permit the re-pricing of underwater stock options without shareholder approval.	A

8.2.	Executive and Director Compensation	Executive Compensation	Plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance	A

8.3.	Executive and Director Compensation	Director Compensation	Plans for directors	C

8.4.a	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock if conversion price is greater than 90% of fair market value.	F

8.4.b	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock (unless as described above)	A

8.5.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide a dollar-for-dollar cash for stock exchange	F

8.6.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which do not provide a dollar-for-dollar cash for stock exchange	A

8.7.	Executive and Director Compensation	Director Retirement Plans	Retirement plans for non-employee directors.	A

8.8.	Executive and Director Compensation	Director Retirement Plans	Shareholder proposals to eliminate retirement plans for non-employee directors	F

8.9.	Executive and Director Compensation	Management Proposals Seeking Approval to Re-price Options	On management proposals seeking approval to re-price options	A

8.10.	Executive and Director Compensation	Voting on Compensation	Shareholder proposals to submit executive compensation to a vote.	A

8.11.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans not described below	C

Employee stock purchase plans where all of the following apply
8.12.	Executive and Director Compensation	Employee Stock Purchase Plans	• Purchase price is at least 85 percent of fair market value • Offering period is 27 months or less	F

Employee stock purchase plans where any of the following apply
8.13.	Executive and Director Compensation	Employee Stock Purchase Plans	• Purchase price is less than 85 percent of fair market value, or • Offering period is greater than 27 months	A

8.14.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).	F

8.15.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	To add performance goals to existing compensation plans to comply with the provisions of Section 162(m)	F

8.16.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m)	F

8.17.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.	F

8.18.	Executive and Director Compensation	Employee Stock Ownership Plans (ESOPs)	To implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)	F

8.19.	Executive and Director Compensation	401(k) Employee Benefit Plans	To implement a 401(k) savings plan for employees.	F

8.20.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

8.21.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.22.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

8.23.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.24.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

8. 25	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	A

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9. 0.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	To phase out the use of animals in product testing	A

9.1.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:
	Issues	Animal Rights	Report on animal welfare	A

9.2.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Adopt animal welfare policy	A

9.3.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Pricing	To implement price restraints on pharmaceutical products	A

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation	Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation	A

9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods	To voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.	A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Handguns	Reports on a company’s policies aimed at curtailing gun violence in the United States	A

9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Tobacco	Proposals seeking stronger product warnings	A

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

9.18.	Social and Environmental Issues		spin-off tobacco-related businesses:	A

	ssues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.19.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting t associated with utilizing certain chemicals, or proposals requiring that a company reformt	A

	e	CERES Principles	Proposals to adopt the CERES Principles

9.20.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Environmental-Economic Risk Report	Proposals requests reports assessing economic risks of environmental pollution or climate change or reogions, including wildlife refuges.	A

	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on eim storage of irradiated fuel rods	A

	t	ERGY: Recycling	Proposals to adopt a comprehensive recycling strategy	A

9.23.	Social and Environ		Proposals to invest in renewable energy sources.	A

9.24.	Social and Environm		Requests for reports on the feasibility of developing renewable energy sources	A

9.25.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainability Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Efficiency Report	Report on energy efficiency	A

9.27.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.28.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

9.29.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.30.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Charitable/ Political Contributions	Proposals to affirm political nonpartisanship in the workplace	A

9.31.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.32.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to prohibit the company from making political contributions	A

9.33.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.34.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.35.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.36.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: China Principles	Proposals to implement the China Principles.	A

9.37.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.38.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Codes of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.39.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: MacBride Principles	Proposals to endorse or increase activity on the MacBride Principles.	A

9.40.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

9.41.	Social and Environmental Issues	MILITARY BUSINESS: Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.42.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.43.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

9.44.	Social and Environmental Issues	MILITARY BUSINESS: Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.45.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

9.46.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.47.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.48.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.49.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.50.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	A

9.51.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

9.58	Social and Environmental Issues	Community Impact Assessment	Proposals asking for reports outling the potential community impact of company operations in specific regions.	A

9.59	Social and Environmental Issues	Internet Privacy and Censorship	Proposals requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.	F

10. 0	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Nonfundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment ineedemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24.a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24.b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

PART C: OTHER INFORMATION
POST-EFFECTIVE AMENDMENT NO. 76
ITEM 23. Exhibits:
(a)(1) Agreement and Declaration STI Classic Funds (now, RidgeWorth Funds) (the “Registrant”) of Trust as originally filed with the Registrant’s Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(a)(2) Amendment dated March 31, 2008 to the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(b) (1) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(b)(2) Amendment dated March 31, 2008 to Amended and Restated By-laws, is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004343 on May 30, 2008.
(c) Not applicable.
(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) dated November 14, 2006, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(d)(2) Amended Schedule A to the Amended and Restated Investment Advisory Agreement dated November 14, 2006, between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is filed herewith.
(d)(3) Amendment dated April 1, 2008, to the Amended and Restated Investment Advisory Agreement dated November 14, 2006, between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(4) Expense Limitation Agreement dated August 1, 2007 between the Registrant and Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) is filed herewith.
(d)(5) Expense Limitation Agreement dated January 9, 2008 between the Registrant, Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is filed herewith.
(d)(6) Form of Expense Limitation Agreement dated August 1, 2008 among the Registrant, RidgeWorth Capital Management, Inc., Alpha Equity Management LLC and StableRiver Capital Management, LLC is filed herewith.
(d)(7) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(d)(8) Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated November 19, 2004, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Zevenbergen Capital Investments, LLC is filed herewith.
(d)(9) Investment Subadvisory Agreement dated December 13, 2007, between Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(10) Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated December 13, 2007, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(11) Expense Limitation Agreement dated January 9, 2008, between the Registrant, Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(12) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Ceredex Value Advisors LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(13) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Certium Asset Management LLC is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(14) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and IronOak Advisors LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(15) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC is filed herewith.
(d)(16) Amended Schedule A to the Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC is filed herewith.
(d)(17) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Silvant Capital Management LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(18) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(e)(1) Distribution Agreement dated September 1, 2007 between the Registrant and Foreside Distribution Services, L.P. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(e)(2) Schedule A dated August 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P. is filed herewith.
(e)(3) Form of Amendment dated April 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P. is filed herewith.
(f) Not applicable.
(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now, SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant’s Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(g)(3) Amendment dated July 1, 2003 to the Custodian Agreement between the Registrant and SunTrust Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.
(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.
(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.
(g)(6) Amendment dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is filed herewith.
(g)(7) Amended Schedule A dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(g)(8) Custodian Agreement dated January 29, 2003 among the Registrant, STI Classic Variable Trust (now, RidgeWorth Variable Trust) and Brown Brothers Harriman & Co., with respect to the Institutional Cash Management Fund, International Equity Fund, International Equity Index Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, Seix Global Strategy Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (now, RidgeWorth Variable Trust) (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(9) Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Brown Brothers Harriman & Co. is filed herewith.
(h)(1) Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(2) Revised Schedule A to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(h)(3) Amendment dated as of August 11, 2004 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(4) Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.
(h)(5) Amendment dated November 18, 2005 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.
(h)(6) Amendment dated July 1, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-009632 on December 14, 2007.
(h)(7) Amendment dated May 15, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(h)(8) Amendment dated August 21, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(h)(9) Form of Amendment dated April 1, 2008 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(10) Amendment dated May 20, 2008 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(11) Form of Shareholder Service Plan and Agreement relating to Corporate Trust Shares is filed herewith.
(h)(12) Securities Lending Management Agreement dated March 1, 2005, between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the

Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.
(h)(13) Compliance Services Agreement dated October 1, 2004, among the Registrant, STI Classic Variable Trust (now, RidgeWorth Variable Trust) and Citi Fund Services, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.
(h)(14) Form of Amendment dated May 1, 2008 to the Compliance Services Agreement dated October 1, 2004, among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Citi Fund Services, Inc. (formerly,, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(i) Opinion and Consent of Counsel is filed herewith.
(j) Consent of independent registered public accounting firm is filed herewith.
(k) Not applicable.
(l) Not applicable.
(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-006336 on August 1, 2005.
(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(m)(3) Distribution and Service Plan relating to A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.
(m)(4) Amended Schedule A dated August 1, 2008 to the Distribution and Service Plan relating to A Shares dated May 17, 2005 is filed herewith.
(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 20, 2008, is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 75 to the Registrant’s Registration statement filed with the SEC via EDGAR Accession No. 0000950152-08-004343 on May 30, 2008.
(o) Not applicable.
(p)(1) Registrant’s Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 75 to the Registrant’s Registration statement filed with the SEC via EDGAR Accession No. 0000950152-08-004343 on May 30, 2008.
(p)(2) Code of Ethics for Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) Ceredex Value Advisors LLC, Certium Asset Management LLC, IronOak Advisors LLC, Seix Investment Advisors LLC, Silvant Capital Management LLC and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(p)(3) Code of Ethics for Zevenbergen Capital Investments LLC, dated October 1, 2007 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(p)(4) Code of Ethics for Alpha Equity Management LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
ITEM 24. Persons Controlled by or under Common Control with Registrant:
See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.
ITEM 25. Indemnification:
Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
ITEM 26. Business and Other Connections of the Investment Adviser:
RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) (the “Adviser”) serves as the investment adviser for each series of the Registrant. The Adviser’s principal address is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
David Eidson	SunTrust Banks, Inc.	Senior Vice President
Chairman &	SunTrust Bank	Executive Vice President
Chief Executive Officer	SunTrust Capital Markets	Board Member
	Zevenbergen Capital Investments LLC	Board Member

Ashi Parikh	CeredexValue Advisors LLC (“Ceredex”)	CEO
President & CIO	IronOak Advisors LLC (“IronOak”)	CEO
	Silvant Capital Management LLC (“Silvant”)	CEO
	StableRiver Capital Management LLC	Chairman
(“StableRiver”)
	Certium Asset Management LLC (“Certium”)	CEO

Christina Seix	SunTrust Bank	Officer
Executive Vice President	SunTrust International Banking	Officer
Company
	Seix Investment Advisors LLC	Chairman
(“Seix”)

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
David C. Anderson	SunTrust Bank	Officer
Director

Andrew S. Atkins	—	—
Vice President

Richard M. Bemis	SunTrust Bank	Officer
Director

Gordon R. Boardway	—	—
Vice President

Sabrina Bowens	—	—
Vice President

Charles H. Boyt	—	—
Vice President

John C. Brennan	—	—
Vice President

Matthew B. Carney	—	—
Vice President

Benjamin M. Clark	SunTrust Bank	Officer
Vice President

Shane Coldren	SunTrust Bank	Officer
Managing Director	Certium	Officer
	Seix	Officer
	StableRiver	Officer
	Silvant	Officer
	IronOak	Officer
	Ceredex	Officer

Jim Coryell	—	—
Director

David M. Craig	—	—
Director

Martin J. Duffy	SunTrust Bank	Officer
Vice President

Mary J. Durkin	SunTrust Bank	Officer
Vice President

Todd C. Early	SunTrust Bank	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Bob M. Farmer	SunTrust Bank	Officer
Managing Director

Douglas J. Farmer	—	—
Vice President

Laura B. Friend	—	—
Director

Kirsten M. Fuller	SunTrust Bank	Officer
Vice President

Alan M. Gayle	—	—
Managing Director

Allan J. George	SunTrust Bank	Officer
Vice President

Bradford Anthony Gifford	—	—
Vice President

Eunice Gillespie	SunTrust Bank	Officer
Director

Melvin E. Hamilton	SunTrust Bank	Officer
Managing Director

Diana Hanlin	—	—
Director

Jacob. T. Harper	SunTrust Bank	Officer
Vice President

Michael Todd Hill	SunTrust Bank	Officer
Director

Debra M. Hooper	SunTrust Bank	Officer
Vice President

Deborah A. Hopkins	—	—
Vice President

Marcus Hopkins	RidgeWorth Capital Management, Inc.	Associate
Associate

Christopher A. Jones	SunTrust Bank	Officer
Managing Director

Wayne G. Larochelle	SunTrust Bank	Officer
Managing Director

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Jonathan D. Larsen	SunTrust Bank	Officer
Vice President

Matthew D. Lota	—	—
Vice President

Steve Loncar	SunTrust Bank	Officer
Vice President

Tina Y. Long	—	—
Vice President

William J. Longan	SunTrust Bank	Officer
Vice President

Scott F. Luxton	SunTrust Bank	Officer
Vice President

Jennifer Love Mann	SunTrust Bank	Officer
Vice President

Samuel A. McKnight, Jr.	SunTrust Bank	Officer
Director

Evan B. Melcher	SunTrust Bank	Officer
Director

Blake E. Myton	SunTrust Bank	Officer
Vice President

Wesley P. Neal	SunTrust Bank	Officer
Vice President

Laura B. Newberg	—	—
Vice President

David W. Neely	SunTrust Bank	Officer
Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Robert H. Neinken	SunTrust Bank	Officer
Managing Director

Patrick A. Paparelli	SunTrust Banks, Inc.	Officer
Managing Director/Secretary	SunTrust Bank	Officer
	Silvant	CCO
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer

Ty E. Parrish	SunTrust Bank	Officer
Director

Ronnie G. Pennell	SunTrust Bank	Officer
Director

James M. Phebus Jr.	SunTrust Bank	Officer
Director

Gregory L. Phillips	—	—
Director

Gary A. Plourde	SunTrust Bank	Officer
Managing Director

Sean D. Porrello	—	—
Director

Raymond A. Prophater	SunTrust Bank	Officer
Vice President

Armond R. Reese	SunTrust Bank	Officer
Vice President

David W. Reidy	—	—
Vice President

Dina E. Romeo	—	—
Vice President

Josie C. Rosson	SunTrust Bank	Officer
Managing Director	Ceredex	CCO
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Michael C. Sahakian	SunTrust Bank	Officer
Director

Diane F. Schmidt	—	—
Director

Sowmdeb Sen	—	—
Vice President

Julia R. Short	—	—
Managing Director

Shelly R. Simpson	—	—
Vice President

Edward P. Smith	SunTrust Bank	Officer
Vice President

George D. Smith, Jr.	SunTrust Bank	Officer
Managing Director

Stephen Smith	—	—
Vice President

Ellen E. Spong	SunTrust Bank	Officer
Managing Director

Jeffrey P. St. Amand	—	—
Director

John H. Stebbins	SunTrust Banks, Inc.	Officer
Managing Director	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Kimberly Jean Strickland	—	—
Vice President

James Stueve	—	—
Managing Director

Jessica Lacey Thompson	Certium	Officer
Vice President	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Matthew M. Tollison	—	—
Vice President

Michelle A. Tribble	—	—
Vice President

William A. Turner	Certium	Officer
Director	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

David Walley	SunTrust Bank	Officer
Director

Joseph P. Walsh	SunTrust Bank	Officer
Vice President

Joseph Ward	—	—
Vice President

Angela V. Watterson	—	—
Vice President

Elizabeth Wilson	SunTrust Bank	Officer
Managing Director

Leslie A. Wilson	—	—
Vice President

William L. Wilson, Jr.	SunTrust Bank	Officer
Managing Director

Kevin D. Wright	—	—
Vice President

Stephen M. Yarbrough	SunTrust Banks, Inc.	Officer
Managing Director

Jay A. Young	SunTrust Bank	Officer
Vice President

Ceredex Value Advisors LLC (“Ceredex”) serves as the investment subadviser for the Registrant’s Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and the Small Cap Value Equity Fund. The principal address of Ceredex is 300 South Orange Avenue, Suite 1600, Orlando, Florida 32801.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Brett Barner	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Charlie Carter	Certium	Officer
Vice President	Seix	Officer
	Silvant	Officer
	IronOak	Officer
	StableRiver	Officer

Rohit Dewan	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jennifer Graff	RidgeWorth Capital Management, Inc.	Officer
Vice President

Nicole Guidry	RidgeWorth Capital Management, Inc.	Associate
Associate

Hein Hanekom	RidgeWorth Capital Management, Inc.	Associate
Associate

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	IronOak	CEO
	Silvant	CEO
	Certium	CEO
	StableRiver	Chairman

Mills Riddick	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

Cody Smith	RidgeWorth Capital Management, Inc.	Officer
Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

John Wilson	RidgeWorth Capital Management, Inc.	Officer
Vice President

Don Wordell	RidgeWorth Capital Management, Inc.	Officer
Managing Director
IronOak Advisors LLC (“IronOak”) serves as the investment subadviser for the Registrant’s Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund. The principal address of IronOak is 919 East Main St., Richmond, Virginia 23219

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Charles Arrington	RidgeWorth Capital Management, Inc.	Officer
Director

Frank Ashby	RidgeWorth Capital Management, Inc.	Officer
Vice President

Frances Aylor	RidgeWorth Capital Management, Inc.	Officer
Director

Matthew Laing	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jim Mallory	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jeffrey Markunas	Ceredex	Officer
President/CIO	Silvant	Officer
	Certium	Officer

Thomas O’Neil	RidgeWorth Capital Management, Inc.	Officer
Vice President

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex	CEO
	Silvant	CEO
	Certium	CEO
	StableRiver	Chairman

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	Ceredex	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

James Savage	RidgeWorth Capital Management, Inc.	Officer
Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Bank, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Lyn Swallen	RidgeWorth Capital Management, Inc.	Officer
Vice President

Scott Yuschak	RidgeWorth Capital Management, Inc.	Officer
Vice President
Silvant Capital Management LLC (“Silvant”) serves as the investment subadviser for the Registrant’s Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. The principal address of Silvant is 50 Hurt Plaza, Atlanta, Georgia 30303.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Brandi Allen	RidgeWorth Capital Management, Inc.	Officer
Director

Christin Armacost	RidgeWorth Capital Management, Inc.	Officer
Director

Sandeep Bhatia	RidgeWorth Capital Management, Inc.	Officer
Director

Brad Erwin	RidgeWorth Capital Management, Inc.	Officer
Director

Jim Foster	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Christopher Guinther	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Randy Loving	RidgeWorth Capital Management, Inc.	Officer
Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Patrick Paparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	IronOak	Officer

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex	CEO
	Iron Oak	CEO
	Certium	CEO
	StableRiver	Chairman

Joe Ransom	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Kristin Ribic	RidgeWorth Capital Management, Inc.	Officer
Director

Michael Sansoterra	Certium	Officer
Managing Director	Seix	Officer
	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer

Marc Schneidau	RidgeWorth Capital Management, Inc.	Officer
Managing Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Certium	CFO
	Seix	Officer
	StableRiver	CFO
Certium Asset Management LLC (“Certium”) serves as the investment subadviser for the Registrant’s International Equity Fund, International Equity Index Fund, and the Large Cap Quantitative Equity Fund. The principal address of Certium is 50 Hurt Plaza, Suite 1400, Atlanta, GA 30326.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Chad Deakins	RidgeWorth Capital Management, Inc.	Officer
President/CEO

Charles East	RidgeWorth Capital Management, Inc.	Officer
Vice President

Risei Goto	RidgeWorth Capital Management, Inc.	Officer
Vice President

Patrick Papparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
StableRiver
Seix
Silvant

Ashi Parikh	RidgeWorth Capital Management, Inc.	President and CIO
CEO	Ceredex
IronOak
Silvant
StableRiver

Greg Peters	RidgeWorth Capital Management, Inc.	Officer
Vice President

Merlin Tolstyk	RidgeWorth Capital Management, Inc.	Officer
Vice President

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix
Seix Investment Advisors LLC (“Seix”) serves as the investment subadviser for the Registrant’s High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund, and U.S. Government Securities Fund. The principal address of Seix is 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY

Jeannell Anthony	RidgeWorth Capital Management, Inc.	Associate
Associate

John Bacso	—	—
Vice President

Carlos Catoya	—	—
Vice President

Stacy Culver	—	—
Vice President

William Davis	—	—
Vice President

Christopher DeGaetano	—	—
Vice President

Deirdre Dillon	—	—
CCO

Rebecca Ehrhart	—	—
Vice President

James Fitzpatrick	—	—
Managing Director

Vincent Flanagan	—	—
Vice President

Elena Fyodorova	—	—
Vice President

Michelle Gallo	—	—
Vice President

Leo Goldstein	—	—
Vice President

George Goudelias	—	—
Managing Director

Paul Guevera	RidgeWorth Capital Management, Inc.	Associate
Associate

James Keegan	Seix Structured Products LLC	Manager
CIO

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Nathaniel King	—	—
Vice President

Michael Kirkpatrick	—	—
Managing Director

Raymond Kramer	—	—
Vice President

Kenneth Kresch	—	—
Vice President

Scott Kupchinsky	—	—
Vice President

Gerard Leen	—	—
Vice President

Charles Leonard	—	—
Managing Director

Carla Leslie	—	—
Managing Director

Biron Lim	—	—
Managing Director

Thomas Mansley	—	—
Managing Director

Michael McEachern	—	—
President

Sharon Moran	—	—
Vice President

Brian Nold	—	—
Managing Director

Cynthia Panebianco	—	—
Vice President

Brian Reid	—	—
Vice President

Michael Reiger	—	—
Managing Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Christina Seix	SunTrust Bank	Officer
Chairman	SunTrust International Banking Company	Officer

Robert Sherman
CEO

Robin Shulman	—	—
Managing Director

Atul Sibal	—	—
Vice President

Eric Storch	—	—
Managing Director

Perry Troisi	—	—
Managing Director

Ania Wacht	—	—
Vice President

George Way	—	—
CFO

Adrien Webb	—	—
Managing Director

Ellen Welsh	—	—
Managing Director

Thomas Winters	—	—
Managing Director

Jonathan Yozzo	—	—
Vice President

Samuel Zona	—	—
Managing Director
StableRiver Capital Management LLC (“StableRiver”) serves as the investment subadviser for the Registrant’s Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund, Institutional U.S. Treasury Securities Money Market Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Securities Money Market Fund and the Virginia Tax-Free Money Market Fund. The principal address of StableRiver is 50 Hurt Plaza, Suite 1400, Atlanta, GA 30326.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY

Derek Altenbaugh	RidgeWorth Capital Management, Inc.	Associate
Associate

Matthew Boden	—	—
Director

George Calvert	—	—
Director

Christopher Carter	—	—
Director

Kimberly Cook	RidgeWorth Capital Management, Inc.	Associate
Associate

Robert Corner	—	—
Managing Director

Scott Craig	—	—
Vice President

Colleen Doremus	—	—
Vice President

Christopher Giglio	—	—
Vice President

Matt Edelstein	—	—
Vice President

Gregory Hallman	—	—
Vice President

Michael Honshurak	—	—
Vice President

Mark Kallis	—	—
Vice President

James Kofron	—	—
Director

Kimberly Maichle	—	—
Director

Doug Mitchell	—	—
Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Rick Nelson	—	—
CEO/CIO

Paul Robertson, III	SunTrust Banks, Inc.	Officer
President	SunTrust Bank	Officer

Josie Rosson	SunTrust Bank	Officer
CCO	Ceredex	CCO
	Certium	Officer
	IronOak	CCO
	Silvant	Officer

Ron Schwartz
Managing Director

Michael Sebesta
Managing Director

Dusty Self
Director

Mark Smith	RidgeWorth Capital Management, Inc.	Associate
Associate

Dean Speer
Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix

Chad Stephens	—	—
Director

Sonny Surkin	—	—
Director

J.P. Yarusinski	—	—
Director

Justin Wu	—	—
Vice President

Zevenbergen Capital Investments LLC (“ZCI”) serves as the investment subadviser for the Registrant’s Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of ZCI is 601 Union Street, Seattle, Washington 98101.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Connection with Other
Name	Name of Other Company	Company
Brooke de Boutray	Rivendell Capital Inc.	Vice President and Director
Managing Director, Portfolio Manager	Seattle University	Member, Department of
Finance Advisory Board

Lisa Foley	Rivendell Capital Inc.	Secretary
Managing Director, Investment Officer
Leslie Tubbs
Managing Director, Portfolio Manager and Chief Compliance Officer	Rivendell Capital Inc.	Treasurer

Nancy A. Zevenbergen	Rivendell Capital Inc.	President and Director
President and Chief Investment Officer	Seattle Pacific
	University Foundation	Director
Alpha Equity Management LLC (“Alpha Equity”) serves as the investment subadviser for the Registrant’s International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund. The principal address of Alpha Equity is 90 State House Square, Suite 1100, Hartford, CT 06103.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Connection with
Name	Name of Other Company	Other Company
Kevin Means
Managing Partner, Chief Investment Officer	—	—
Vince Fioramonti
Partner, Director of Trading and IT	—	—
Donald Townswick
Partner, Director of Research	—	—
Neil Kochen
Partner, Chief Risk Officer	—	—
Peter E. de Svastich	—	—
Partner, Chief Financial Officer/Chief
Compliance Officer
Charles B. Krausen	—	—
Partner, Director of Institutional Marketing
Alan Glatt	—	—
Partner, Director of Private Client Marketing

ITEM 27. Principal Underwriters:
(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:
1st Source Monogram
American Independence Funds Trust
Boston Trust
Capital One Funds

Commonwealth International Series Trust
EM Capital
First Funds
Greenwich Advisors Trust
HSBC Investor Funds
IMS Funds
Pacific Capital Funds
Performance Funds Trust
RidgeWorth Variable Trust
RMR Funds
The Bjurman, Barry Funds
The GendeX Fund
The Lou Holland Trust
Vintage Mutual Funds, Inc.
Foreside is registered with the SEC as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Boston, Massachusetts 02110. The Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.
Item 27(b) Information about the Directors and Officers of Foreside are as follows:

Name	Address	Position with Underwriter

Mark S. Redman	3435 Stelzer Rd., Columbus, OH 43219	President and Director
Elliott Dobin	10 High St., Boston, MA 02110	Secretary
Linda C. Carley	10 High St, Boston, MA 02110	Chief Compliance Officer
Wayne A. Rose	10 High St., Boston, MA 02110	Assistant Chief Compliance Officer
James E. (Ed) Pike	3435 Stelzer Rd., Columbus, OH 43219	Financial and Operations Principal
Richard J. Berthy	Two Portland Square, Portland, ME 04101	Treasurer, Assistant Secretary and Director

Item 27(c) Not applicable.
ITEM 28. Location of Accounts and Records:
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:
(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:
SunTrust Bank
303 Peachtree Street, N.E.
Atlanta, GA 30308
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(Institutional Cash Management Money Market Fund, International Equity Fund, International
Equity Index Fund, Seix Global Strategy Fund, Strategic Income Fund, International Equity
130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund)
(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.)
3435 Stelzer Road
Columbus, Ohio 43219
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadviser:
RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
Alpha Equity Management LLC
90 State House Square
Suite 1100
Hartford, CT 06103
Ceredex Value Advisers LLC
300 South Orange Avenue, Suite 1600
Orlando, FL 32801
(records relating to its function as subadviser)
Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
IronOak Advisors LLC
919 East Main Street
Richmond, VA 23219
(records relating to its function as subadviser)
Seix Investment Advisors LLC
10 Mountain View Road
Suite C-200
Upper Saddle River, New Jersey 07458
Silvant Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
Zevenbergen Capital Investments LLC
601 Union Street
Seattle, Washington 98101
(records relating to its function as subadviser)

(d) Foreside Distribution Services, L.P.
10 High Street
Boston, MA 02110
(records relating to its function as distributor)
ITEM 29. Management Services: None.
ITEM 30. Undertakings: None.

NOTICE
A copy of the Agreement and Declaration of Trust for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, RidgeWorth Funds (the “Registrant”) certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 29th day of July, 2008.

By:	/s/ Julia R. Short
Julia R. Short,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.

Jeffrey M. Biggar* Jeffrey M. Biggar	Trustee
George C. Guynn* George C. Guynn	Trustee
Sidney E. Harris* Sidney E. Harris	Trustee
Warren Y. Jobe* Warren Y. Jobe	Trustee
Connie D. McDaniel* Connie D. McDaniel	Trustee
Clarence H. Ridley* Clarence H. Ridley	Trustee
Charles D. Winslow* Charles D. Winslow	Trustee
/s/ Julia R. Short Julia R. Short	President and Chief Executive Officer
/s/ Martin R. Dean Martin R. Dean	Treasurer and Chief Financial Officer

*By:	/s/ Cynthia Surprise
Cynthia Surprise, pursuant to the powers of attorney filed herewith

RIDGEWORTH FUNDS
RIDGEWORTH VARIABLE TRUST
POWER OF ATTORNEY
     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of RidgeWorth Funds and RidgeWorth Variable Trust (each, a “Trust”), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Kerry Reilly and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust’s shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 20th day of May 2008.

/s/ Jeffrey Biggar Jeffrey M. Biggar, Trustee	/s/ George C. Guynn George C. Guynn, Trustee

/s/ Sidney E. Harris	/s/ Warren Y. Jobe

Sidney E. Harris, Trustee	Warren Y. Jobe, Trustee

/s/ Connie McDaniel	/s/ Clarence Ridley

Connie D. McDaniel, Trustee	Clarence H. Ridley, Trustee

/s/ Charles D. Winslow Charles D. Winslow, Trustee

Exhibit Index

Exhibit	Document

(d)(2)	Amended Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) dated November 14, 2006.

(d)(4)	Expense Limitation Agreement dated August 1, 2007 between the Registrant and Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.).

(d)(5)	Expense Limitation Agreement dated January 9, 2008 between the Registrant, Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC.

(d)(6)	Form of Expense Limitation Agreement dated August 1, 2008 among RidgeWorth Capital Management, Inc.(formerly Trusco Capital Management, Inc.), Seix Investment Advisors LLC, Silvant Capital Management, LLC and StableRiver Capital Management, LLC.

(d)(8)	Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated November 19, 2004, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Zevenbergen Capital Investments, LLC.

(d)(15)	Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC.

(d)(16)	Amended Schedule A to the Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC.

(e)(2)	Schedule A dated August 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P.

(e)(3)	Form of Amendment dated April 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P.

(g)(6)	Amendment dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank.

(g)(9)	Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 among the Registrant, RidgeWorth Variable Trust (formerly STI Classic Variable Trust) and Brown Brothers Harriman & Co.

(h)(9)	Form of Amendment dated April 1,2008 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.).

(h)(10)	Amendment dated May 20, 2008 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.).

(h)(11)	Form of Shareholder Service Plan and Agreement relating to Corporate Trust Shares.

Exhibit	Document

(h)(14)	Form of Amendment dated May 1, 2008 to the Compliance Services Agreement among the Registrant, STI Classic Variable Trust and Citi Fund Services, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) dated October 1, 2004.

(i)	Opinion and Consent of Counsel.

(j)	Consent of independent registered public accounting firm.

(m)(4)	Amended Schedule A to the Distribution and Service Plan for Class A Shares dated August 1, 2008